UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
7/31/2026
Date of reporting period:
1/31/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Core MSCI Pacific ETF
IPAC | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Core MSCI Pacific ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Pacific ETF	$5	0.09%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,324,421,394
Number of Portfolio Holdings	1,361
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.8%
Industrials	20.9%
Consumer Discretionary	13.1%
Information Technology	10.4%
Materials	8.4%
Real Estate	5.8%
Health Care	5.6%
Communication Services	5.1%
Consumer Staples	4.4%
Utilities	1.9%
Other*	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	68.8%
Australia	20.0%
Hong Kong	5.5%
Singapore	5.0%
New Zealand	0.6%
China	0.1%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core MSCI Pacific ETF
Semi-Annual Shareholder Report — January 31, 2026
IPAC-01/26-SAR

iShares MSCI ACWI ETF
ACWI | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI ACWI ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ETF	$17	0.31%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$27,027,423,770
Number of Portfolio Holdings	2,281
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.7%
Financials	17.3%
Industrials	11.1%
Consumer Discretionary	10.0%
Communication Services	8.9%
Health Care	8.9%
Consumer Staples	5.2%
Materials	3.9%
Energy	3.7%
Utilities	2.6%
Other*	1.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	63.1%
Japan	5.0%
United Kingdom	3.4%
China	3.1%
Canada	3.0%
Taiwan	2.4%
France	2.3%
Switzerland	2.1%
Germany	2.1%
South Korea	1.8%
Other#	11.7%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI ACWI ETF
Semi-Annual Shareholder Report — January 31, 2026
ACWI-01/26-SAR

iShares MSCI ACWI ex U.S. ETF
ACWX | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI ACWI ex U.S. ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI ACWI ex U.S. ETF	$17	0.30%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$8,677,405,487
Number of Portfolio Holdings	1,754
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.1%
Information Technology	15.5%
Industrials	15.0%
Consumer Discretionary	9.3%
Health Care	7.8%
Materials	7.1%
Consumer Staples	5.7%
Communication Services	5.3%
Energy	4.5%
Utilities	3.2%
Other*	1.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	13.6%
United Kingdom	9.1%
China	8.3%
Canada	8.1%
Taiwan	6.5%
France	6.3%
Switzerland	5.7%
Germany	5.7%
South Korea	4.9%
India	4.2%
Other#	27.6%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI ACWI ex U.S. ETF
Semi-Annual Shareholder Report — January 31, 2026
ACWX-01/26-SAR

iShares Low Carbon Optimized MSCI ACWI ETF
CRBN | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares Low Carbon Optimized MSCI ACWI ETF (the “Fund”) (formerly known as iShares MSCI ACWI Low Carbon Target ETF) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Low Carbon Optimized MSCI ACWI ETF	$11	0.20%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,028,533,988
Number of Portfolio Holdings	990
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.9%
Financials	19.7%
Industrials	10.7%
Communication Services	10.1%
Consumer Discretionary	9.1%
Health Care	9.0%
Consumer Staples	4.5%
Real Estate	2.9%
Materials	2.8%
Utilities	2.3%
Other*	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	62.5%
Japan	5.1%
China	3.5%
Canada	3.4%
United Kingdom	2.8%
Taiwan	2.6%
France	2.1%
Switzerland	2.1%
Germany	1.8%
South Korea	1.7%
Other#	12.4%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Low Carbon Optimized MSCI ACWI ETF
Semi-Annual Shareholder Report — January 31, 2026
CRBN-01/26-SAR

iShares MSCI China A ETF
CNYA | Cboe BZX Exchange
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI China A ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China A ETF	$33	0.60%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$222,455,642
Number of Portfolio Holdings	387
Portfolio Turnover Rate	43%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.5%
Financials	20.9%
Industrials	15.3%
Materials	13.0%
Consumer Staples	8.2%
Consumer Discretionary	5.6%
Health Care	4.8%
Utilities	3.5%
Energy	3.1%
Communication Services	1.3%
Real Estate	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Kweichow Moutai Co. Ltd., Class A	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	3.3%
Zijin Mining Group Co. Ltd., Class A	1.7%
China Merchants Bank Co. Ltd., Class A	1.7%
Foxconn Industrial Internet Co. Ltd., Class A	1.6%
Ping An Insurance Group Co. of China Ltd., Class A	1.5%
Zhongji Innolight Co. Ltd., Class A	1.5%
China Yangtze Power Co. Ltd., Class A	1.4%
Hygon Information Technology Co. Ltd., Class A	1.3%
Agricultural Bank of China Ltd., Class A	1.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI China A ETF
Semi-Annual Shareholder Report — January 31, 2026
CNYA-01/26-SAR

iShares MSCI EAFE Small-Cap ETF
SCZ | NASDAQ
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI EAFE Small-Cap ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI EAFE Small-Cap ETF	$21	0.39%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$13,629,263,217
Number of Portfolio Holdings	2,014
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	23.1%
Financials	12.9%
Consumer Discretionary	11.9%
Materials	11.3%
Real Estate	11.0%
Information Technology	9.3%
Health Care	5.4%
Consumer Staples	5.3%
Communication Services	4.0%
Energy	3.1%
Other*	2.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	35.5%
United Kingdom	12.8%
Australia	11.0%
Sweden	5.0%
Israel	4.8%
Switzerland	4.5%
Germany	4.0%
France	3.6%
Italy	3.1%
Singapore	2.3%
Other#	13.4%
(a)	Excludes money market funds.
*	Ten largest sectors are presented. Additional sectors are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI EAFE Small-Cap ETF
Semi-Annual Shareholder Report — January 31, 2026
SCZ-01/26-SAR

iShares MSCI Intl Momentum Factor ETF
IMTM | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI Intl Momentum Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Momentum Factor ETF	$16	0.30%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,728,534,866
Number of Portfolio Holdings	305
Portfolio Turnover Rate	36%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	40.1%
Industrials	22.2%
Information Technology	8.1%
Materials	5.9%
Consumer Discretionary	4.8%
Consumer Staples	4.7%
Communication Services	4.7%
Utilities	4.5%
Health Care	2.5%
Energy	1.6%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	19.7%
Canada	16.0%
United Kingdom	13.1%
Germany	8.9%
Spain	8.1%
France	5.8%
Netherlands	5.2%
Italy	4.9%
Australia	3.5%
Switzerland	3.2%
Other#	11.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Momentum Factor ETF
Semi-Annual Shareholder Report — January 31, 2026
IMTM-01/26-SAR

iShares MSCI Intl Quality Factor ETF
IQLT | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI Intl Quality Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Quality Factor ETF	$16	0.30%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$12,437,588,265
Number of Portfolio Holdings	307
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.8%
Industrials	18.3%
Information Technology	10.7%
Health Care	10.6%
Consumer Discretionary	8.3%
Materials	7.0%
Consumer Staples	6.8%
Energy	4.7%
Utilities	3.6%
Communication Services	3.6%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	16.6%
Switzerland	15.3%
Japan	12.5%
Netherlands	8.3%
Canada	7.7%
France	7.1%
Germany	6.7%
Australia	4.8%
Sweden	4.0%
Spain	2.9%
Other#	14.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Quality Factor ETF
Semi-Annual Shareholder Report — January 31, 2026
IQLT-01/26-SAR

iShares MSCI Intl Value Factor ETF
IVLU | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI Intl Value Factor ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Intl Value Factor ETF	$17	0.30%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,575,430,607
Number of Portfolio Holdings	356
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	26.9%
Industrials	18.3%
Health Care	10.2%
Consumer Discretionary	8.8%
Information Technology	8.2%
Materials	7.2%
Consumer Staples	6.6%
Energy	4.7%
Communication Services	4.0%
Utilities	3.5%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	30.0%
United Kingdom	15.6%
France	11.5%
Germany	11.4%
Spain	4.1%
Switzerland	3.9%
Italy	3.6%
Canada	3.4%
Netherlands	2.7%
Hong Kong	2.5%
Other#	11.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Intl Value Factor ETF
Semi-Annual Shareholder Report — January 31, 2026
IVLU-01/26-SAR

iShares MSCI Kokusai ETF
TOK | NYSE Arca
Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about iShares MSCI Kokusai ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kokusai ETF	$13	0.25%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$232,945,256
Number of Portfolio Holdings	1,143
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of January 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.9%
Financials	16.7%
Industrials	10.7%
Health Care	9.9%
Consumer Discretionary	9.5%
Communication Services	9.1%
Consumer Staples	5.5%
Energy	3.8%
Materials	3.4%
Utilities	2.7%
Real Estate	1.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	75.5%
United Kingdom	4.0%
Canada	3.6%
France	2.8%
Switzerland	2.6%
Germany	2.5%
Australia	1.7%
Netherlands	1.5%
Sweden	1.1%
Spain	1.0%
Other#	3.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI Kokusai ETF
Semi-Annual Shareholder Report — January 31, 2026
TOK-01/26-SAR

(b) Not applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

January 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
• iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

2

Schedule of Investments (unaudited)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.9%
ANZ Group Holdings Ltd.	728,042	$18,521,632
APA Group	334,051	2,056,582
Aristocrat Leisure Ltd.	135,495	5,033,601
ASX Ltd.	48,111	1,915,028
BHP Group Ltd.	1,240,064	42,710,723
Brambles Ltd.	342,326	5,313,825
CAR Group Ltd.	98,197	1,878,991
Cochlear Ltd.	16,231	3,025,351
Coles Group Ltd.	326,165	4,819,036
Commonwealth Bank of Australia	409,040	42,344,166
Computershare Ltd.	130,922	2,973,312
CSL Ltd.	117,840	14,848,999
Evolution Mining Ltd.	493,631	4,740,451
Fortescue Ltd.	418,283	6,057,100
Goodman Group	497,060	10,559,383
Insurance Australia Group Ltd.	590,794	3,114,749
Lottery Corp. Ltd.(The)	518,636	1,847,601
Lynas Rare Earths Ltd.(a)	222,432	2,239,028
Macquarie Group Ltd.	89,000	13,061,616
Medibank Pvt Ltd.	684,499	2,196,327
National Australia Bank Ltd.	751,177	22,564,911
Northern Star Resources Ltd.	334,333	6,146,143
Origin Energy Ltd.	415,449	3,407,227
Pro Medicus Ltd.	14,164	1,810,772
Qantas Airways Ltd.	197,197	1,378,729
QBE Insurance Group Ltd.	371,807	5,095,902
REA Group Ltd.	13,087	1,720,729
Rio Tinto Ltd.	91,129	9,494,253
Santos Ltd.	801,277	3,907,626
Scentre Group	1,289,492	3,654,380
SGH Ltd.	49,201	1,576,797
Sigma Healthcare Ltd.(b)	1,283,640	2,750,637
Sonic Healthcare Ltd.	110,266	1,763,354
South32 Ltd.	1,133,756	3,591,588
Stockland	587,587	2,198,519
Suncorp Group Ltd.	265,758	3,128,485
Telstra Group Ltd.	957,485	3,252,859
Transurban Group	771,977	7,467,157
Vicinity Ltd.	1,034,814	1,765,442
Washington H Soul Pattinson & Co. Ltd.	83,955	2,247,779
Wesfarmers Ltd.	278,034	16,038,831
Westpac Banking Corp.	836,378	22,472,719
WiseTech Global Ltd.	50,392	2,019,037
Woodside Energy Group Ltd.	467,219	8,249,449
Woolworths Group Ltd.	295,636	6,344,461
Xero Ltd.(a)	39,970	2,604,895
		335,910,182
Austria — 0.2%
Erste Group Bank AG	75,165	9,772,119
OMV AG	35,666	2,118,836
Raiffeisen Bank International AG	32,291	1,627,643
Verbund AG	16,839	1,235,570
		14,754,168
Belgium — 0.7%
Ageas SA	34,169	2,427,037
Anheuser-Busch InBev SA	240,115	17,284,200
Argenx SE(a)	15,076	12,678,472
D'ieteren Group	5,328	1,213,603
Elia Group SA, Class B	11,144	1,613,436
Financiere de Tubize SA	4,900	1,249,929
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	20,874	$1,975,150
KBC Group NV	55,727	7,852,799
Lotus Bakeries NV	91	1,072,858
Sofina SA	4,096	1,193,621
Syensqo SA	18,038	1,518,146
UCB SA	30,922	9,422,720
		59,501,971
Brazil — 1.1%
Ambev SA	1,102,753	3,111,659
Axia Energia	255,348	2,638,026
B3 SA - Brasil Bolsa Balcao	1,286,797	3,948,843
Banco Bradesco SA	368,299	1,282,075
Banco BTG Pactual SA	295,730	3,368,774
Banco do Brasil SA	427,635	2,049,300
BB Seguridade Participacoes SA	169,244	1,199,847
Caixa Seguridade Participacoes S/A	111,203	365,764
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	117,274	3,146,916
Cia Paranaense de Energia - Copel	236,942	593,396
CPFL Energia SA	52,871	516,981
Embraer SA	170,138	3,134,270
Energisa SA	81,308	788,090
Eneva SA(a)	191,627	769,020
Engie Brasil Energia SA	60,148	374,530
Equatorial Energia SA	268,936	2,091,086
JBS NV, Class A(a)	97,834	1,540,885
Klabin SA	205,426	747,891
Localiza Rent a Car SA	236,476	2,174,352
MBRF Global Foods Co. SA	154,090	546,646
Motiva Infraestrutura de Mobilidade SA	248,757	792,203
NU Holdings Ltd./Cayman Islands, Class A(a)	828,823	14,711,608
Petroleo Brasileiro SA - Petrobras	917,768	7,043,589
Porto Seguro SA	41,751	398,569
PRIO SA(a)	199,324	1,931,221
Raia Drogasil SA	321,768	1,497,946
Rede D'Or Sao Luiz SA(c)	202,632	1,632,145
Rumo SA	318,516	893,316
StoneCo Ltd., Class A(a)	54,998	887,668
Suzano SA	171,821	1,610,551
Telefonica Brasil SA	202,587	1,438,925
TIM SA/Brazil	246,828	1,150,011
TOTVS SA	140,969	1,193,860
Ultrapar Participacoes SA	186,920	901,435
Vale SA	881,719	14,126,939
Vibra Energia SA	263,141	1,438,019
WEG SA	407,009	3,999,906
XP, Inc., Class A	97,524	1,902,693
		91,938,955
Canada — 8.0%
Agnico Eagle Mines Ltd.	123,187	23,416,974
Alamos Gold, Inc., Class A	103,003	3,817,083
Alimentation Couche-Tard, Inc.	184,314	9,588,957
AltaGas Ltd.	74,116	2,235,482
ARC Resources Ltd.	147,435	2,736,153
AtkinsRealis Group, Inc.	40,547	2,845,571
Bank of Montreal	175,138	23,842,640
Bank of Nova Scotia(The)	303,956	22,724,430
Barrick Mining Corp.	417,176	19,068,802
BCE, Inc.	14,185	366,696
Bombardier, Inc., Class B(a)(b)	21,817	3,726,987
Brookfield Asset Management Ltd., Class A	101,794	5,057,367
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Brookfield Corp., Class A	504,775	$23,009,866
Brookfield Renewable Corp.	36,794	1,532,397
CAE, Inc.(a)	78,033	2,500,907
Cameco Corp.	106,668	13,192,787
Canadian Imperial Bank of Commerce	227,746	21,047,668
Canadian National Railway Co.	129,782	12,484,959
Canadian Natural Resources Ltd.	514,707	19,138,263
Canadian Pacific Kansas City Ltd.	223,601	16,621,667
Canadian Tire Corp. Ltd., Class A, NVS	12,201	1,501,055
Canadian Utilities Ltd., Class A, NVS	33,037	1,069,247
CCL Industries, Inc., Class B, NVS	36,240	2,184,008
Celestica, Inc.(a)	28,471	8,000,484
Cenovus Energy, Inc.	353,845	6,982,569
CGI, Inc.	49,063	4,204,937
Constellation Software, Inc.	4,960	9,153,807
Descartes Systems Group, Inc. (The)(a)	21,709	1,621,260
Dollarama, Inc.	67,962	9,158,761
Element Fleet Management Corp.	99,376	2,517,880
Emera, Inc.	74,959	3,715,333
Empire Co. Ltd., Class A, NVS	32,321	1,055,806
Enbridge, Inc.	534,215	26,078,119
Fairfax Financial Holdings Ltd.	5,167	8,527,096
First Quantum Minerals Ltd.(a)	175,684	4,966,091
FirstService Corp.	10,324	1,599,494
Fortis, Inc./Canada	123,970	6,609,791
Franco-Nevada Corp.	47,734	11,173,749
George Weston Ltd.	43,184	3,011,923
GFL Environmental, Inc.	59,947	2,575,038
Gildan Activewear, Inc.	35,692	2,319,004
Great-West Lifeco, Inc.	68,668	3,214,408
Hydro One Ltd.(b)(c)	84,203	3,328,790
iA Financial Corp., Inc.	22,725	2,792,289
IGM Financial, Inc.	18,834	910,959
Imperial Oil Ltd.	43,067	4,351,138
Intact Financial Corp.	44,213	8,049,679
Ivanhoe Mines Ltd., Class A(a)(b)	200,776	2,539,098
Keyera Corp.	56,447	1,911,483
Kinross Gold Corp.	298,745	9,407,840
Loblaw Companies Ltd.	148,914	6,700,665
Lundin Gold, Inc.(b)	27,409	2,054,794
Lundin Mining Corp.	167,792	4,232,846
Magna International, Inc.	66,766	3,413,198
Manulife Financial Corp.	415,143	15,814,245
Metro, Inc./CN	50,349	3,342,302
National Bank of Canada	96,559	11,505,672
Nutrien Ltd.	118,874	8,184,510
Open Text Corp.	62,657	1,600,419
Pan American Silver Corp.	104,052	5,669,311
Pembina Pipeline Corp.	145,138	6,030,851
Power Corp. of Canada	136,101	6,863,772
RB Global, Inc.	45,478	5,162,178
Restaurant Brands International, Inc.	76,591	5,131,566
Rogers Communications, Inc., Class B, NVS	92,494	3,491,493
Royal Bank of Canada	344,280	57,323,954
Saputo, Inc.	64,174	1,936,083
Shopify, Inc., Class A(a)	299,396	39,285,487
Stantec, Inc.	28,570	2,831,297
Sun Life Financial, Inc.	112,340	7,078,744
Suncor Energy, Inc.	298,097	15,755,915
TC Energy Corp.	254,795	14,939,840
Teck Resources Ltd., Class B	112,652	6,046,053
TELUS Corp.	117,984	1,646,309
Security	Shares	Value
Canada (continued)
TFI International, Inc.	19,707	$2,117,817
Thomson Reuters Corp.	39,380	4,351,134
TMX Group Ltd.	68,383	2,524,594
Toromont Industries Ltd.(b)	19,935	2,539,365
Toronto-Dominion Bank(The)	416,693	38,944,186
Tourmaline Oil Corp.	90,016	4,260,001
Wheaton Precious Metals Corp.	111,924	14,745,380
Whitecap Resources, Inc.	297,336	2,712,087
WSP Global, Inc.	31,998	6,185,755
		697,908,615
Chile — 0.2%
Banco de Chile	11,123,292	2,451,674
Banco de Credito e Inversiones SA	23,339	1,735,889
Banco Santander Chile	16,160,733	1,422,014
Cencosud SA	357,464	1,196,551
Empresas CMPC SA	291,332	436,764
Empresas Copec SA	103,490	882,218
Enel Americas SA	3,457,105	326,432
Enel Chile SA	8,915,176	756,509
Falabella SA	204,089	1,584,450
Latam Airlines Group SA	69,988,352	2,270,984
Plaza SA	187,183	813,997
		13,877,482
China — 8.3%
3SBio, Inc.(c)	454,000	1,353,742
AAC Technologies Holdings, Inc.	188,500	894,815
Advanced Micro-Fabrication Equipment, Inc./China, Class A	11,259	560,345
AECC Aviation Power Co. Ltd., Class A	29,400	195,674
Agricultural Bank of China Ltd., Class A	1,418,900	1,369,864
Agricultural Bank of China Ltd., Class H	6,834,000	4,777,764
Aier Eye Hospital Group Co. Ltd., Class A	237,742	378,180
Akeso, Inc.(a)(c)	152,000	2,145,453
Alibaba Group Holding Ltd.	4,236,664	90,128,984
Alibaba Health Information Technology Ltd.(a)	1,414,000	1,172,754
Aluminum Corp. of China Ltd., Class A	190,700	382,521
Aluminum Corp. of China Ltd., Class H	922,000	1,609,877
Anhui Conch Cement Co. Ltd., Class A	88,498	311,753
Anhui Conch Cement Co. Ltd., Class H	287,500	911,754
Anhui Gujing Distillery Co. Ltd., Class A	14,700	278,817
Anhui Gujing Distillery Co. Ltd., Class B	19,800	206,383
ANTA Sports Products Ltd.	307,600	3,072,902
APT Medical, Inc., Class A	5,599	186,619
Autohome, Inc., ADR	13,432	296,041
AviChina Industry & Technology Co. Ltd., Class H	565,000	299,697
Baidu, Inc., Class A(a)	567,588	10,879,270
Bank of Beijing Co. Ltd., Class A	355,698	270,841
Bank of China Ltd., Class A	790,900	609,840
Bank of China Ltd., Class H	17,805,000	10,632,847
Bank of Communications Co. Ltd., Class A	1,168,600	1,110,852
Bank of Communications Co. Ltd., Class H	2,141,800	1,840,001
Bank of Jiangsu Co. Ltd., Class A	413,600	601,931
Bank of Nanjing Co. Ltd., Class A	328,274	496,617
Bank of Ningbo Co. Ltd., Class A	119,477	531,253
Bank of Shanghai Co. Ltd., Class A	400,999	532,319
Baoshan Iron & Steel Co. Ltd., Class A	596,096	622,781
Beijing Enterprises Holdings Ltd.	123,000	557,186
Beijing Kingsoft Office Software, Inc., Class A	7,000	338,238
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,066,600	745,928
BeOne Medicines Ltd., Class H(a)	213,376	5,627,349
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Bilibili, Inc., Class Z(a)	63,334	$2,169,810
BOC Aviation Ltd.(c)	61,500	637,118
BOE Technology Group Co. Ltd., Class A	1,353,900	850,149
Bosideng International Holdings Ltd.	1,026,000	626,164
BYD Co. Ltd., Class A	90,700	1,184,212
BYD Co. Ltd., Class H	906,700	11,303,699
BYD Electronic International Co. Ltd.	186,000	794,183
C&D International Investment Group Ltd.	228,000	469,660
Cambricon Technologies Corp. Ltd., Class A(a)	6,400	1,156,207
CGN Power Co. Ltd., Class A	640,800	354,300
CGN Power Co. Ltd., Class H(c)	2,357,000	982,810
Changchun High-Tech Industry Group Co. Ltd., Class A	14,300	197,005
China CITIC Bank Corp. Ltd., Class H	2,112,000	1,967,100
China CITIC Financial Asset Management Co. Ltd., Class H(a)(c)	3,268,000	368,004
China Coal Energy Co. Ltd., Class H	390,000	570,793
China Common Rich Renewable Energy Investments Ltd., NVS(a)(d)	7,401	—
China Communications Services Corp. Ltd., Class H	534,000	324,306
China Construction Bank Corp., Class A	311,700	390,277
China Construction Bank Corp., Class H	24,163,050	24,398,160
China CSSC Holdings Ltd., Class A	154,500	744,431
China Energy Engineering Corp. Ltd., Class A	802,900	280,258
China Everbright Bank Co. Ltd., Class A	1,310,200	624,657
China Feihe Ltd.(c)	690,000	342,745
China Galaxy Securities Co. Ltd., Class A	217,500	469,079
China Galaxy Securities Co. Ltd., Class H	828,500	1,114,081
China Gas Holdings Ltd.(b)	772,800	765,499
China Gold International Resources Corp. Ltd.	58,200	1,473,680
China Hongqiao Group Ltd.	724,500	3,313,625
China International Capital Corp. Ltd., Class H(c)	430,000	1,165,377
China Life Insurance Co. Ltd., Class A	43,000	306,845
China Life Insurance Co. Ltd., Class H	1,797,000	7,997,076
China Literature Ltd.(a)(c)	93,600	428,417
China Longyuan Power Group Corp. Ltd., Class H	779,000	707,669
China Mengniu Dairy Co. Ltd.	747,000	1,560,019
China Merchants Bank Co. Ltd., Class A	394,500	2,190,459
China Merchants Bank Co. Ltd., Class H	955,593	5,838,286
China Merchants Port Holdings Co. Ltd.	308,000	619,880
China Merchants Securities Co. Ltd., Class A	268,160	658,819
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,777	187,883
China Minsheng Banking Corp. Ltd., Class A	796,295	429,004
China Minsheng Banking Corp. Ltd., Class H	1,469,740	731,303
China National Building Material Co. Ltd., Class H	910,000	654,561
China National Nuclear Power Co. Ltd., Class A	466,500	576,736
China Nonferrous Mining Corp Ltd.	303,000	600,565
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	56,200	412,649
China Oilfield Services Ltd., Class H	356,000	391,257
China Overseas Land & Investment Ltd.	937,500	1,680,201
China Pacific Insurance Group Co. Ltd., Class A	180,097	1,177,790
China Pacific Insurance Group Co. Ltd., Class H	650,600	3,276,966
China Petroleum & Chemical Corp., Class A	806,398	754,635
China Petroleum & Chemical Corp., Class H	5,451,000	3,751,405
China Power International Development Ltd.	1,322,000	551,452
China Railway Group Ltd., Class A	872,696	714,651
China Railway Group Ltd., Class H	1,022,000	589,770
China Resources Beer Holdings Co. Ltd.	373,500	1,249,514
China Resources Gas Group Ltd.	256,600	705,942
Security	Shares	Value
China (continued)
China Resources Land Ltd.	785,000	$3,074,206
China Resources Mixc Lifestyle Services Ltd.(c)	148,600	878,815
China Resources Power Holdings Co. Ltd.(b)	506,000	1,152,578
China Ruyi Holdings Ltd.(a)(b)	2,672,000	738,991
China Shenhua Energy Co. Ltd., Class A	132,300	796,968
China Shenhua Energy Co. Ltd., Class H	804,500	4,426,444
China State Construction Engineering Corp. Ltd., Class A	836,898	605,880
China State Construction International Holdings Ltd.	356,000	427,630
China Taiping Insurance Holdings Co. Ltd.	351,800	1,152,790
China Three Gorges Renewables Group Co. Ltd., Class A	965,500	570,201
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	504,192
China Tower Corp. Ltd., Class H(c)	1,062,000	1,527,981
China United Network Communications Ltd., Class A	684,100	502,189
China Vanke Co. Ltd., Class A(a)	203,800	142,916
China Vanke Co. Ltd., Class H(a)(b)	388,500	188,778
China Yangtze Power Co. Ltd., Class A	439,432	1,664,154
Chongqing Changan Automobile Co. Ltd., Class A	218,300	348,618
Chongqing Rural Commercial Bank Co. Ltd., Class H	735,000	548,514
Chongqing Zhifei Biological Products Co. Ltd., Class A	72,300	180,456
Chow Tai Fook Jewellery Group Ltd.	545,200	1,002,018
CITIC Ltd.	1,130,000	1,805,943
CITIC Securities Co. Ltd., Class A	315,000	1,269,675
CITIC Securities Co. Ltd., Class H	384,825	1,440,130
CMOC Group Ltd., Class A	416,500	1,433,829
CMOC Group Ltd., Class H	909,000	2,554,803
Contemporary Amperex Technology Co. Ltd., Class A	69,160	3,483,570
Contemporary Amperex Technology Co. Ltd., Class H(b)	19,000	1,185,552
Cosco Shipping Holdings Co. Ltd., Class A	317,230	655,963
Cosco Shipping Holdings Co. Ltd., Class H	614,749	1,080,091
CRRC Corp. Ltd., Class A	809,000	733,206
CRRC Corp. Ltd., Class H	1,034,000	768,124
CSC Financial Co. Ltd., Class A	164,100	566,582
CSPC Pharmaceutical Group Ltd.	1,930,960	2,368,778
Daqin Railway Co. Ltd., Class A	627,200	452,341
Dongfeng Motor Group Co. Ltd., Class H(a)	484,000	559,533
East Money Information Co. Ltd., Class A	284,642	927,830
Eastroc Beverage Group Co. Ltd., Class A	10,900	391,711
ENN Energy Holdings Ltd.	192,800	1,659,765
Eoptolink Technology, Inc. Ltd., Class A	14,000	840,904
Eve Energy Co. Ltd., Class A	35,600	326,050
Far East Horizon Ltd.	530,000	530,171
Focus Media Information Technology Co. Ltd., Class A	447,050	462,450
Foshan Haitian Flavouring & Food Co. Ltd., Class A	140,676	712,582
Fosun International Ltd.	452,500	240,743
Foxconn Industrial Internet Co. Ltd., Class A	197,000	1,624,665
Fuyao Glass Industry Group Co. Ltd., Class H(c)	159,200	1,364,585
Ganfeng Lithium Group Co. Ltd., Class A	37,900	370,690
Ganfeng Lithium Group Co. Ltd., Class H(c)	98,400	751,185
GCL Technology Holdings Ltd.(a)	6,121,000	846,854
GDS Holdings Ltd., Class A(a)	284,300	1,583,010
Geely Automobile Holdings Ltd.	1,537,000	3,163,903
Genscript Biotech Corp.(a)	266,000	436,639
GF Securities Co. Ltd., Class A	175,187	565,432
GF Securities Co. Ltd., Class H	258,600	603,458
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Giant Biogene Holding Co. Ltd.(b)(c)	85,600	$364,250
GigaDevice Semiconductor, Inc., Class A	12,400	558,235
GoerTek, Inc., Class A	72,800	272,099
Great Wall Motor Co. Ltd., Class H	639,500	1,084,648
Guangdong Investment Ltd.	724,000	684,497
Guotai Haitong Securities Co. Ltd.	402,157	1,144,674
Guotai Haitong Securities Co. Ltd., Class H(c)	471,384	1,003,323
H World Group Ltd., ADR	51,445	2,444,152
Haidilao International Holding Ltd.(b)(c)	401,000	817,570
Haier Smart Home Co. Ltd., Class A	185,800	670,232
Haier Smart Home Co. Ltd., Class A	594,000	1,958,250
Haitian International Holdings Ltd.	123,000	380,498
Hangzhou Tigermed Consulting Co. Ltd., Class A	18,100	163,844
Hansoh Pharmaceutical Group Co. Ltd.(c)	370,000	1,823,423
Henan Shuanghui Investment & Development Co. Ltd., Class A	97,100	358,195
Hengan International Group Co. Ltd.	153,500	554,875
Hengli Petrochemical Co. Ltd., Class A	213,800	801,257
Hithink RoyalFlush Information Network Co. Ltd., Class A	8,700	436,151
Horizon Robotics(a)(b)	1,234,800	1,296,671
Hua Hong Semiconductor Ltd.(a)(c)	179,000	2,648,967
Huaneng Power International, Inc., Class H	1,034,000	753,893
Huatai Securities Co. Ltd., Class A	336,300	1,108,271
Huatai Securities Co. Ltd., Class H(c)	312,000	743,890
Huaxia Bank Co. Ltd., Class A	361,100	328,907
Hygon Information Technology Co. Ltd., Class A	36,415	1,376,451
Iflytek Co. Ltd., Class A	74,200	634,379
Industrial & Commercial Bank of China Ltd., Class A	1,110,340	1,156,067
Industrial & Commercial Bank of China Ltd., Class H	16,187,285	13,427,295
Industrial Bank Co. Ltd., Class A	358,142	962,173
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	152,399	576,843
Inner Mongolia Yitai Coal Co. Ltd., Class B	271,800	543,513
Innovent Biologics, Inc.(a)(c)	350,000	3,633,026
J&T Global Express Ltd.(a)	654,800	852,436
JA Solar Technology Co. Ltd., Class A(a)	128,024	207,910
JD Health International, Inc.(a)(c)	278,950	2,244,330
JD Logistics, Inc.(a)(c)	409,400	585,092
JD.com, Inc., Class A	614,308	8,760,420
Jiangsu Expressway Co. Ltd., Class H	218,000	287,426
Jiangsu Hengli Hydraulic Co. Ltd., Class A	29,800	462,896
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	118,056	985,719
Jiangsu Yanghe Distillery Co. Ltd., Class A	51,900	412,568
Jiangxi Copper Co. Ltd., Class H	299,000	1,786,279
Kanzhun Ltd., ADR	93,248	1,726,953
KE Holdings, Inc., Class A	519,386	3,301,797
Kingdee International Software Group Co. Ltd.(a)	753,000	1,243,743
Kingsoft Corp. Ltd.	238,000	913,073
Kuaishou Technology(c)	641,900	6,558,361
Kunlun Energy Co. Ltd.	946,000	969,254
Kweichow Moutai Co. Ltd., Class A	20,600	4,145,581
Laopu Gold Co. Ltd., Class H	6,000	592,987
Legend Biotech Corp., ADR(a)	18,077	316,348
Lenovo Group Ltd.	1,898,000	2,138,502
Lens Technology Co. Ltd., Class A	125,125	651,739
Li Auto, Inc., Class A(a)(b)	359,006	3,000,199
Li Ning Co. Ltd.	527,000	1,378,093
Longfor Group Holdings Ltd.(b)(c)	425,000	558,907
Security	Shares	Value
China (continued)
LONGi Green Energy Technology Co. Ltd., Class A(a)	207,196	$532,214
Luxshare Precision Industry Co. Ltd., Class A	114,388	846,787
Luzhou Laojiao Co. Ltd., Class A	30,700	532,250
Mango Excellent Media Co. Ltd., Class A	61,400	224,546
Meitu, Inc.(c)	942,000	930,506
Meituan, Class B(a)(c)	1,251,560	15,472,388
Midea Group Co. Ltd., Class A	82,600	920,932
Midea Group Co. Ltd., Class H	100,200	1,098,237
MINISO Group Holding Ltd.	126,832	588,959
MMG Ltd.(a)	1,020,000	1,320,594
Montage Technology Co. Ltd., Class A	21,600	562,822
Muyuan Foods Co. Ltd., Class A	122,858	812,761
NARI Technology Co. Ltd., Class A	205,844	743,269
NAURA Technology Group Co. Ltd., Class A	11,880	809,768
NetEase Cloud Music, Inc.(a)(b)(c)	21,800	503,043
NetEase, Inc.	433,585	11,242,889
New China Life Insurance Co. Ltd., Class A	68,100	813,672
New China Life Insurance Co. Ltd., Class H	226,100	1,838,515
New Hope Liuhe Co. Ltd., Class A	324,707	421,833
New Oriental Education & Technology Group, Inc.	334,110	2,037,110
Ningbo Deye Technology Co. Ltd., Class A	25,113	302,864
Ningbo Tuopu Group Co. Ltd., Class A	32,700	338,752
Ningxia Baofeng Energy Group Co. Ltd., Class A	218,900	747,063
NIO, Inc., Class A(a)	466,038	2,221,784
Nongfu Spring Co. Ltd., Class H(c)	523,000	3,207,226
OmniVision Integrated Circuits Group, Inc.	24,385	424,891
Orient Overseas International Ltd.	30,500	499,687
Orient Securities Co. Ltd., Class A	288,200	423,561
PDD Holdings, Inc., ADR(a)	173,860	17,568,553
People's Insurance Co. Group of China Ltd. (The), Class H	2,158,000	1,876,447
PetroChina Co. Ltd., Class A	279,100	442,468
PetroChina Co. Ltd., Class H	5,328,000	6,329,445
PICC Property & Casualty Co. Ltd., Class H	1,658,285	3,432,975
Ping An Bank Co. Ltd., Class A	470,100	731,395
Ping An Insurance Group Co. of China Ltd., Class A	207,406	1,987,402
Ping An Insurance Group Co. of China Ltd., Class H	1,633,500	15,151,281
Poly Developments and Holdings Group Co. Ltd., Class A	175,300	171,471
Pop Mart International Group Ltd.(c)	132,800	3,796,293
Postal Savings Bank of China Co. Ltd., Class A	637,400	463,361
Postal Savings Bank of China Co. Ltd., Class H(c)	2,135,000	1,392,025
Qfin Holdings, Inc.	25,966	403,771
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	132,200	622,661
Remegen Co. Ltd., Class H(a)(c)	41,500	447,118
Rongsheng Petrochemical Co. Ltd., Class A	276,750	586,292
SAIC Motor Corp. Ltd., Class A	197,300	400,457
Sany Heavy Industry Co. Ltd., Class A	161,027	507,125
Seres Group Co. Ltd., Class A	27,100	405,842
SF Holding Co. Ltd., Class A	92,500	498,285
Shaanxi Coal Industry Co. Ltd., Class A	173,300	554,135
Shandong Gold Mining Co. Ltd., Class A	91,700	682,436
Shandong Gold Mining Co. Ltd., Class H(c)	222,000	1,193,024
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	597,200	382,369
Shanghai Pudong Development Bank Co. Ltd., Class A	570,200	822,068
Shanghai United Imaging Healthcare Co. Ltd., Class A	19,938	370,165
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	24,580	603,008
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shengyi Technology Co. Ltd., Class A	61,500	$606,746
Shennan Circuits Co. Ltd., Class A	12,900	430,312
Shenwan Hongyuan Group Co. Ltd., Class A	1,169,206	851,491
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	442,274
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	21,900	595,052
Shenzhou International Group Holdings Ltd.	192,100	1,527,840
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	6,363	253,906
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	10,900	580,287
Sino Biopharmaceutical Ltd.	2,684,000	2,277,390
Sinopharm Group Co. Ltd., Class H	313,200	835,693
Sinotruk Hong Kong Ltd.	159,500	732,453
Smoore International Holdings Ltd.(c)	437,000	631,053
Sungrow Power Supply Co. Ltd., Class A	31,620	685,737
Sunny Optical Technology Group Co. Ltd.	171,400	1,373,525
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	24,400	271,685
Suzhou TFC Optical Communication Co. Ltd., Class A	14,000	497,534
TAL Education Group, ADR(a)	107,620	1,366,774
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	269,525	364,170
Tencent Holdings Ltd.	1,574,200	120,995,846
Tencent Music Entertainment Group, ADR	149,400	2,506,932
Tingyi Cayman Islands Holding Corp.	414,000	627,471
Tongcheng Travel Holdings Ltd.	310,800	924,475
Tongwei Co. Ltd., Class A(a)	97,900	255,854
Trina Solar Co. Ltd., Class A(a)	84,068	226,623
Trip.com Group Ltd.	151,410	9,292,882
Tsingtao Brewery Co. Ltd., Class H	140,000	885,990
UBTech Robotics Corp. Ltd., Class H(a)	46,950	838,069
Victory Giant Technology Huizhou Co. Ltd., Class A	15,100	568,750
Vipshop Holdings Ltd., ADR	85,076	1,455,650
Wanhua Chemical Group Co. Ltd., Class A	70,131	886,489
Want Want China Holdings Ltd.	1,243,000	749,659
Weichai Power Co. Ltd., Class H	473,000	1,603,294
Wens Foodstuff Group Co. Ltd., Class A	193,860	434,479
Wharf Holdings Ltd.(The)	261,000	843,261
Wingtech Technology Co. Ltd., Class A(a)	35,500	200,568
Wuliangye Yibin Co. Ltd., Class A	67,700	1,020,230
WUS Printed Circuit Kunshan Co. Ltd., Class A	44,000	439,323
WuXi AppTec Co. Ltd., Class A	52,614	719,846
WuXi AppTec Co. Ltd., Class H(c)	86,836	1,235,680
Wuxi Biologics Cayman, Inc.(a)(c)	850,000	4,022,497
WuXi XDC Cayman, Inc.(a)	86,500	694,950
Xiaomi Corp., Class B(a)(c)	4,318,400	19,547,536
Xinyi Solar Holdings Ltd.	1,228,000	530,793
XPeng, Inc., Class A(a)	347,232	3,125,643
XtalPi Holdings Ltd.(a)	381,000	588,518
Yadea Group Holdings Ltd.(c)	254,000	358,880
Yankuang Energy Group Co. Ltd., Class H	842,700	1,227,756
Yonyou Network Technology Co. Ltd., Class A(a)	105,300	229,122
Yum China Holdings, Inc.	92,157	4,582,285
Yunnan Baiyao Group Co. Ltd., Class A	73,398	586,415
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,200	488,536
Zhaojin Mining Industry Co. Ltd., Class H	397,000	1,746,077
Zhejiang Expressway Co. Ltd., Class H	395,840	373,439
Zhejiang Huayou Cobalt Co. Ltd., Class A	45,900	470,428
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(c)	128,872	699,783
Security	Shares	Value
China (continued)
Zhongji Innolight Co. Ltd., Class A	16,000	$1,483,255
Zhuzhou CRRC Times Electric Co. Ltd., Class H	114,200	624,416
Zijin Gold International Co. Ltd.(a)	47,400	1,313,171
Zijin Mining Group Co. Ltd., Class A	372,900	2,083,023
Zijin Mining Group Co. Ltd., Class H	1,446,000	7,539,475
ZTE Corp., Class A	57,400	316,723
ZTE Corp., Class H(b)	153,800	556,411
ZTO Express Cayman, Inc.	104,479	2,306,911
		719,470,664
Colombia — 0.0%
Grupo Cibest SA	49,542	1,118,983
Interconexion Electrica SA ESP	109,671	898,872
		2,017,855
Czech Republic — 0.0%
CEZ A/S	34,325	1,973,682
Komercni Banka AS	19,148	1,160,312
Moneta Money Bank AS(c)	63,542	637,730
		3,771,724
Denmark — 1.2%
AP Moller - Maersk A/S, Class A	807	1,978,900
AP Moller - Maersk A/S, Class B, NVS(b)	807	1,995,489
Carlsberg A/S, Class B	23,256	3,161,633
Coloplast A/S, Class B	31,047	2,646,600
Danske Bank A/S	162,505	8,279,310
Demant A/S(a)	19,627	687,011
DSV A/S	50,225	14,122,512
Genmab A/S(a)	14,700	4,789,047
Novo Nordisk A/S, Class B	789,278	46,866,713
Novonesis Novozymes B, Class B	86,866	5,322,588
Orsted A/S(a)(c)	129,244	2,907,377
Pandora A/S	20,228	1,637,328
Rockwool AS, Class B	23,075	779,242
Tryg A/S	85,945	2,088,722
Vestas Wind Systems A/S	249,779	7,571,147
		104,833,619
Egypt — 0.0%
Commercial International Bank - Egypt(CIB)	562,541	1,603,540
Eastern Co. SAE	263,319	212,092
		1,815,632
Finland — 0.5%
Elisa OYJ	35,088	1,552,118
Fortum OYJ	106,846	2,523,952
Kesko OYJ, Class B	70,573	1,785,028
Kone OYJ, Class B	84,721	6,088,464
Metso OYJ	159,290	3,114,237
Neste OYJ	104,622	2,672,563
Nokia OYJ	1,298,141	8,361,207
Orion OYJ, Class B	26,872	2,222,262
Sampo OYJ, Class A	595,170	6,637,516
Stora Enso OYJ, Class R	140,194	1,613,912
UPM-Kymmene OYJ	126,897	3,500,850
Wartsila OYJ Abp	124,858	5,061,744
		45,133,853
France — 6.2%
Accor SA	45,171	2,456,449
Aeroports de Paris SA	8,740	1,154,745
Air Liquide SA	141,642	26,524,196
Airbus SE	145,587	33,332,104
Alstom SA(a)	87,726	2,800,949
Amundi SA(c)	15,643	1,390,805
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
ArcelorMittal SA	115,969	$6,298,046
AXA SA	426,906	19,466,522
BioMerieux	10,659	1,237,792
BNP Paribas SA	246,080	26,609,225
Bollore SE	173,051	986,637
Bouygues SA	48,726	2,633,825
Bureau Veritas SA	84,906	2,733,322
Capgemini SE	38,144	5,926,740
Carrefour SA	136,539	2,236,395
Cie de Saint-Gobain SA	109,968	10,854,442
Cie Generale des Etablissements Michelin SCA	164,149	6,095,776
Covivio SA/France	13,110	837,544
Credit Agricole SA	261,252	5,657,784
Danone SA	159,419	12,492,054
Dassault Aviation SA	4,823	1,833,583
Dassault Systemes SE	165,446	4,550,559
Edenred SE	60,117	1,259,198
Eiffage SA	17,129	2,540,356
Engie SA	450,022	13,436,040
EssilorLuxottica SA	73,705	22,531,312
Eurofins Scientific SE	29,043	2,349,375
Euronext NV(c)	18,652	2,612,282
FDJ United	27,696	733,000
Gecina SA	11,301	1,038,011
Getlink SE	78,514	1,554,137
Hermes International SCA	7,754	18,656,107
Ipsen SA	9,984	1,631,038
Kering SA	18,226	5,689,750
Klepierre SA	52,899	2,037,848
Legrand SA	64,963	10,371,851
L'Oreal SA	58,805	27,017,311
LVMH Moet Hennessy Louis Vuitton SE	61,225	39,514,876
Orange SA	459,000	8,532,817
Pernod Ricard SA	50,853	4,547,104
Publicis Groupe SA	57,185	5,715,541
Renault SA	47,931	1,808,885
Rexel SA	54,910	2,301,034
Safran SA	88,160	31,498,788
Sanofi SA	271,763	25,633,676
Sartorius Stedim Biotech	7,051	1,575,672
Schneider Electric SE	134,232	38,484,561
Societe Generale SA	174,061	15,252,867
Sodexo SA	22,016	1,124,832
STMicroelectronics NV	166,777	4,709,454
Thales SA	22,689	6,945,684
TotalEnergies SE	486,214	35,361,706
Unibail-Rodamco-Westfield, New	30,268	3,346,579
Veolia Environnement SA	156,953	5,886,860
Vinci SA	122,144	17,562,427
		541,370,473
Germany — 5.5%
adidas AG	42,382	7,514,478
Allianz SE, Registered	94,231	41,491,946
BASF SE	218,951	11,870,199
Bayer AG, Registered	241,647	12,781,107
Bayerische Motoren Werke AG	67,713	6,973,103
Beiersdorf AG	22,807	2,720,404
Brenntag SE	30,115	1,832,186
Commerzbank AG	182,277	7,492,438
Continental AG	27,891	2,194,721
CTS Eventim AG & Co. KGaA	16,142	1,356,590
Daimler Truck Holding AG	116,317	5,631,945
Security	Shares	Value
Germany (continued)
Delivery Hero SE, Class A(a)(c)	49,059	$1,368,215
Deutsche Bank AG, Registered	455,601	17,978,511
Deutsche Boerse AG	46,354	11,738,000
Deutsche Lufthansa AG, Registered	152,484	1,570,809
Deutsche Post AG, Registered	235,365	13,163,604
Deutsche Telekom AG, Registered	902,891	30,299,445
E.ON SE	551,941	11,706,577
Evonik Industries AG	65,550	1,015,364
Fresenius Medical Care AG	54,049	2,433,230
Fresenius SE & Co. KGaA	104,785	5,861,437
GEA Group AG	39,242	2,805,914
Hannover Rueck SE	14,466	4,090,255
Heidelberg Materials AG	32,971	9,029,787
Henkel AG & Co. KGaA	27,500	2,270,101
Hensoldt AG(b)	15,697	1,559,381
HOCHTIEF AG	3,831	1,606,509
Infineon Technologies AG	322,471	15,763,185
Knorr-Bremse AG	18,615	2,167,441
LEG Immobilien SE	18,593	1,344,415
Mercedes-Benz Group AG	175,367	11,985,319
Merck KGaA	32,084	4,780,281
MTU Aero Engines AG	13,284	5,905,732
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	31,968	19,375,049
Nemetschek SE	14,814	1,294,364
Rational AG	1,269	1,016,870
Rheinmetall AG	11,304	23,951,438
RWE AG	157,091	9,975,884
SAP SE	255,498	51,040,419
Scout24 SE(c)	19,224	1,913,964
Siemens AG, Registered	186,719	56,450,777
Siemens Energy AG(a)	190,526	32,461,824
Siemens Healthineers AG(c)	82,216	4,103,685
Symrise AG, Class A	34,304	2,887,953
Talanx AG(a)	15,661	1,975,332
Vonovia SE	187,321	5,484,622
Zalando SE(a)(c)	54,957	1,580,308
		475,815,118
Greece — 0.2%
Alpha Bank SA	538,728	2,578,869
Eurobank SA	631,967	3,088,407
Hellenic Telecommunications Organization SA	34,927	655,070
Jumbo SA	26,249	779,101
National Bank of Greece SA	212,854	3,757,817
OPAP SA	45,323	913,301
Piraeus Bank SA	275,646	2,780,531
Public Power Corp. SA	45,226	1,068,967
		15,622,063
Hong Kong — 1.2%
AIA Group Ltd.	2,643,400	30,498,157
BOC Hong Kong Holdings Ltd.	955,500	5,031,652
CK Asset Holdings Ltd.	471,060	2,759,535
CK Hutchison Holdings Ltd.	648,060	5,225,502
CK Infrastructure Holdings Ltd., Class L	156,500	1,285,374
CLP Holdings Ltd.	406,000	3,837,727
Futu Holdings Ltd., ADR(a)	14,531	2,362,305
Galaxy Entertainment Group Ltd., Class L	482,000	2,448,928
Henderson Land Development Co. Ltd.	355,617	1,414,508
HKT Trust & HKT Ltd., Class SS	961,000	1,440,174
Hong Kong & China Gas Co. Ltd.	2,902,748	2,733,950
Hong Kong Exchanges & Clearing Ltd.	252,400	13,915,083
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings Ltd.	277,400	$2,353,703
Jardine Matheson Holdings Ltd.	39,700	2,893,253
Link REIT	639,320	2,939,440
MTR Corp. Ltd.	363,000	1,605,120
Power Assets Holdings Ltd.	353,000	2,738,133
Sands China Ltd.	700,000	1,519,195
Sino Land Co. Ltd.	1,070,000	1,610,252
SITC International Holdings Co. Ltd.	331,000	1,236,011
Sun Hung Kai Properties Ltd.	373,000	5,989,965
Swire Pacific Ltd., Class A	80,000	771,991
Techtronic Industries Co. Ltd.	364,500	4,975,971
WH Group Ltd.(c)	1,999,000	2,359,011
Wharf Real Estate Investment Co. Ltd.	409,000	1,419,951
		105,364,891
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	114,943	1,403,792
OTP Bank Nyrt	55,055	6,927,679
Richter Gedeon Nyrt	34,073	1,140,416
		9,471,887
India — 4.2%
ABB India Ltd.	13,609	827,943
Adani Enterprises Ltd.	41,140	904,782
Adani Ports & Special Economic Zone Ltd.	128,346	1,983,705
Adani Power Ltd.(a)	724,636	1,066,679
Alkem Laboratories Ltd.	10,528	650,353
Ambuja Cements Ltd.	154,601	859,402
APL Apollo Tubes Ltd.	48,798	1,085,166
Apollo Hospitals Enterprise Ltd.	25,513	1,932,079
Ashok Leyland Ltd.	825,530	1,768,253
Asian Paints Ltd.	93,954	2,480,978
Astral Ltd.	26,824	431,047
AU Small Finance Bank Ltd.(c)	79,394	849,196
Aurobindo Pharma Ltd.	74,871	984,626
Avenue Supermarts Ltd.(a)(c)	39,088	1,568,617
Axis Bank Ltd.	564,639	8,424,040
Bajaj Auto Ltd.	16,903	1,765,286
Bajaj Finance Ltd.	679,374	6,873,467
Bajaj Finserv Ltd.	96,755	2,056,128
Bajaj Holdings & Investment Ltd.	6,682	784,971
Balkrishna Industries Ltd.	20,477	513,773
Bank of Baroda	259,722	846,388
Bharat Electronics Ltd.	873,581	4,267,851
Bharat Forge Ltd.	62,616	981,353
Bharat Heavy Electricals Ltd.	271,904	778,461
Bharat Petroleum Corp. Ltd.	381,264	1,511,539
Bharti Airtel Ltd.	615,487	13,200,323
Bosch Ltd.	2,083	828,019
Britannia Industries Ltd.	26,285	1,674,611
BSE Ltd.	21,498	653,879
Canara Bank	437,971	702,942
CG Power & Industrial Solutions Ltd.	176,710	1,125,820
Cholamandalam Investment and Finance Co. Ltd.	98,799	1,754,560
Cipla Ltd.	131,243	1,891,468
Coal India Ltd.	444,548	2,132,445
Colgate-Palmolive India Ltd.	32,441	745,940
Coromandel International Ltd.	29,154	724,482
Cummins India Ltd.	34,639	1,550,144
Dabur India Ltd.	131,219	723,039
Divi's Laboratories Ltd.	29,681	1,955,422
Dixon Technologies India Ltd.	9,277	1,054,929
DLF Ltd.	195,069	1,350,687
Security	Shares	Value
India (continued)
Dr Reddy's Laboratories Ltd.	139,601	$1,847,153
Eicher Motors Ltd.	34,077	2,641,004
Eternal Ltd.(a)	615,802	1,835,559
Fortis Healthcare Ltd.	116,423	1,079,111
FSN E-Commerce Ventures Ltd.(a)	272,842	704,531
GAIL India Ltd.	591,114	1,076,808
GE Vernova T&D India Ltd.	33,534	1,177,604
GMR Airports Infrastructure Ltd.(a)	639,074	652,871
Godrej Consumer Products Ltd.	103,627	1,301,170
Godrej Properties Ltd.(a)	38,413	659,389
Grasim Industries Ltd.	72,641	2,229,307
Havells India Ltd.	65,439	914,136
HCL Technologies Ltd.	226,709	4,183,372
HDFC Asset Management Co. Ltd.(c)	46,936	1,285,125
HDFC Bank Ltd.	2,746,724	27,772,869
HDFC Life Insurance Co. Ltd.(c)	223,397	1,776,824
Hero MotoCorp Ltd.	29,537	1,779,080
Hindalco Industries Ltd.	337,532	3,513,474
Hindustan Aeronautics Ltd.	50,286	2,526,469
Hindustan Petroleum Corp. Ltd.	228,960	1,062,737
Hindustan Unilever Ltd.	196,197	5,065,330
Hitachi Energy India Ltd.	3,687	756,719
Hyundai Motor India Ltd.	43,045	1,028,406
ICICI Bank Ltd.	1,171,579	17,272,145
ICICI Lombard General Insurance Co. Ltd.(c)	51,213	1,010,631
ICICI Prudential Life Insurance Co. Ltd.(c)	101,774	704,894
IDFC First Bank Ltd.	816,174	742,590
Indian Hotels Co. Ltd., Class A	216,792	1,590,351
Indian Oil Corp. Ltd.	711,937	1,264,346
Indian Railway Catering & Tourism Corp. Ltd.	78,700	533,611
Indus Towers Ltd.(a)	325,376	1,578,347
IndusInd Bank Ltd.(a)	148,248	1,446,008
Info Edge India Ltd.	98,259	1,337,359
Infosys Ltd.	813,806	14,555,962
InterGlobe Aviation Ltd.(c)	48,403	2,418,973
ITC Ltd.	727,761	2,551,118
Jindal Stainless Ltd.	94,345	841,921
Jindal Steel Ltd.	97,022	1,188,853
Jio Financial Services Ltd.	707,120	1,958,331
JSW Energy Ltd.	117,600	587,875
JSW Steel Ltd.	160,477	2,109,411
Jubilant Foodworks Ltd.	107,214	580,148
Kalyan Jewellers India Ltd.	105,142	413,976
Kotak Mahindra Bank Ltd.	1,328,500	5,895,921
Kwality Wall S India Ltd. Npv, NVS	182,515	79,762
Larsen & Toubro Ltd.	161,737	6,920,292
Lodha Developers Ltd.(c)	80,158	847,862
LTIMindtree Ltd.(c)	16,717	1,086,776
Lupin Ltd.	58,305	1,366,322
Mahindra & Mahindra Ltd.	230,845	8,619,683
Mankind Pharma Ltd.	32,002	739,871
Marico Ltd.	143,089	1,137,513
Maruti Suzuki India Ltd.	31,697	5,035,646
Max Healthcare Institute Ltd.	194,568	2,026,065
Mphasis Ltd.	21,335	641,645
MRF Ltd.	573	823,829
Muthoot Finance Ltd.	26,983	1,124,406
Nestle India Ltd.	162,666	2,362,423
NHPC Ltd., NVS	921,383	784,563
NMDC Ltd.	800,916	705,521
NTPC Ltd.	1,050,486	4,070,168
Oberoi Realty Ltd.	32,261	523,603
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Oil & Natural Gas Corp. Ltd.	769,456	$2,255,760
Oil India Ltd.	124,993	694,705
One 97 Communications Ltd., NVS(a)	90,877	1,125,528
Oracle Financial Services Software Ltd.	5,452	460,249
Page Industries Ltd.	1,516	544,137
PB Fintech Ltd.(a)	90,197	1,625,151
Persistent Systems Ltd., NVS	26,744	1,758,492
Petronet LNG Ltd.	197,728	623,607
Phoenix Mills Ltd.(The)	50,684	921,308
PI Industries Ltd.	22,251	773,298
Pidilite Industries Ltd.	80,005	1,245,110
Polycab India Ltd.	13,981	1,068,717
Power Finance Corp. Ltd.	372,428	1,538,089
Power Grid Corp. of India Ltd.	1,119,246	3,124,401
Prestige Estates Projects Ltd.	42,376	674,075
Punjab National Bank	558,092	760,829
Rail Vikas Nigam Ltd.	133,776	500,141
REC Ltd.	338,814	1,343,007
Reliance Industries Ltd.	1,482,017	22,519,132
Samvardhana Motherson International Ltd.	1,035,482	1,273,258
SBI Cards & Payment Services Ltd.	52,324	428,632
SBI Life Insurance Co. Ltd.(c)	111,063	2,415,900
Shree Cement Ltd.	1,882	552,868
Shriram Finance Ltd.	346,237	3,843,421
Siemens Energy India Ltd., NVS	21,202	574,343
Siemens Ltd.	22,009	742,874
Solar Industries India Ltd.	7,464	1,095,143
SRF Ltd.	34,026	1,042,572
State Bank of India	438,008	5,133,736
Sun Pharmaceutical Industries Ltd.	236,028	4,095,916
Sundaram Finance Ltd.	17,075	979,106
Supreme Industries Ltd.	15,712	601,221
Suzlon Energy Ltd.(a)	2,515,315	1,306,117
Swiggy Ltd.(a)	339,069	1,143,215
Tata Communications Ltd.	28,837	493,543
Tata Consultancy Services Ltd.	221,738	7,540,881
Tata Consumer Products Ltd.	149,968	1,851,393
Tata Motors Ltd./new, NVS(a)	505,306	2,518,633
Tata Motors Passenger Vehicles Limited	496,130	1,890,692
Tata Power Co. Ltd.(The)	417,793	1,664,410
Tata Steel Ltd.	1,828,811	3,817,383
Tech Mahindra Ltd.	126,512	2,400,442
Titan Co. Ltd.	84,666	3,663,520
Torrent Pharmaceuticals Ltd.	26,678	1,149,599
Torrent Power Ltd.	44,471	671,394
Trent Ltd.	44,222	1,821,272
Tube Investments of India Ltd.	28,826	733,566
TVS Motor Co. Ltd.	57,162	2,288,155
UltraTech Cement Ltd.	28,090	3,882,383
Union Bank of India Ltd.	389,798	767,222
United Spirits Ltd.	74,697	1,106,478
UPL Ltd.	127,600	977,672
Varun Beverages Ltd.	353,874	1,812,659
Vedanta Ltd.	346,935	2,565,859
Vishal Mega Mart Ltd.(a)	459,252	628,852
Vodafone Idea Ltd.(a)	6,798,177	827,874
Voltas Ltd.	53,781	777,385
WAAREE Energies Ltd.	21,684	658,119
Wipro Ltd.	623,914	1,609,818
Yes Bank Ltd.(a)	3,630,531	846,079
Zydus Lifesciences Ltd.	63,935	615,920
		362,977,823
Security	Shares	Value
Indonesia — 0.3%
Amman Mineral Internasional PT(a)	3,582,900	$1,610,910
Astra International Tbk PT	4,695,600	1,780,436
Bank Central Asia Tbk PT	13,559,900	5,991,434
Bank Mandiri Persero Tbk PT	9,324,268	2,683,022
Bank Negara Indonesia Persero Tbk PT	3,794,500	1,018,462
Bank Rakyat Indonesia Persero Tbk PT	16,837,616	3,822,203
Barito Pacific Tbk PT(a)	5,402,588	695,239
Barito Renewables Energy Tbk PT	1,971,700	1,001,415
Bumi Resources Minerals Tbk PT(a)	13,647,300	865,940
Chandra Asri Pacific Tbk PT	1,967,848	759,281
Charoen Pokphand Indonesia Tbk PT	2,091,800	552,833
Dian Swastatika Sentosa Tbk PT(a)	241,600	1,424,987
GoTo Gojek Tokopedia Tbk PT(a)	215,687,600	829,213
Indofood Sukses Makmur Tbk PT	808,000	328,122
Petrindo Jaya Kreasi Tbk PT	5,514,600	596,304
Sumber Alfaria Trijaya Tbk PT	5,082,600	528,864
Telkom Indonesia Persero Tbk PT	11,962,100	2,557,021
United Tractors Tbk PT	335,545	522,731
		27,568,417
Ireland — 0.3%
AIB Group PLC	473,523	5,293,102
Bank of Ireland Group PLC	239,195	4,859,833
Kerry Group PLC, Class A	37,179	3,304,913
Kingspan Group PLC	39,357	3,426,994
Ryanair Holdings PLC	208,957	7,091,862
		23,976,704
Israel — 0.7%
Azrieli Group Ltd.	12,565	1,685,031
Bank Hapoalim BM	299,342	7,400,162
Bank Leumi Le-Israel BM	366,146	8,801,904
Check Point Software Technologies Ltd.(a)(b)	21,181	3,802,201
CyberArk Software Ltd.(a)	12,098	5,212,181
Elbit Systems Ltd.	6,929	4,900,871
ICL Group Ltd.	177,267	962,533
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	302,111	3,559,279
Mizrahi Tefahot Bank Ltd.	38,088	2,979,587
Monday.com Ltd.(a)	10,289	1,180,663
Nice Ltd.(a)	15,456	1,634,842
Nova Ltd.(a)	7,183	3,506,347
Phoenix Financial Ltd.	50,892	2,470,179
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	279,801	9,535,618
Wix.com Ltd.(a)(b)	13,499	1,172,253
		58,803,653
Italy — 1.9%
Banca Mediolanum SpA	55,400	1,299,584
Banca Monte dei Paschi di Siena SpA	480,461	4,984,204
Banco BPM SpA	287,464	4,308,888
BPER Banca SpA	358,214	5,044,882
Buzzi SpA	18,923	1,077,127
Davide Campari-Milano NV	141,131	1,005,869
Enel SpA	1,959,911	21,654,169
Eni SpA	493,853	10,093,914
Ferrari NV	30,910	10,309,900
FinecoBank Banca Fineco SpA	150,176	3,981,201
Generali	206,087	8,406,367
Infrastrutture Wireless Italiane SpA(c)	78,836	696,962
Intesa Sanpaolo SpA	3,466,625	24,541,566
Leonardo SpA	98,949	6,612,426
Moncler SpA	58,368	3,400,734
Nexi SpA(c)	153,816	656,712
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Poste Italiane SpA(c)	113,724	$2,995,280
Prysmian SpA	70,183	8,312,703
Recordati Industria Chimica e Farmaceutica SpA	25,601	1,410,598
Snam SpA	519,419	3,569,803
Stellantis NV	487,908	4,787,571
Telecom Italia SpA/Milano(a)	2,867,969	1,945,438
Tenaris SA, NVS	91,085	2,023,266
Terna - Rete Elettrica Nazionale	342,460	3,711,003
UniCredit SpA	343,149	29,904,071
Unipol Assicurazioni SpA	97,220	2,165,261
		168,899,499
Japan — 13.6%
Advantest Corp.	188,000	31,092,658
Aeon Co. Ltd.	559,700	7,655,351
AGC, Inc.	44,500	1,642,027
Aisin Corp.	118,700	2,126,511
Ajinomoto Co., Inc.	217,200	4,968,849
ANA Holdings, Inc.	31,500	611,570
Asahi Group Holdings Ltd.	374,200	3,917,444
Asahi Kasei Corp.	297,900	2,889,930
Asics Corp.	165,800	3,991,250
Astellas Pharma, Inc.	451,000	6,273,358
Bandai Namco Holdings, Inc.	142,700	3,702,881
Bridgestone Corp.	280,400	6,312,998
Canon, Inc.	212,800	6,477,393
Capcom Co. Ltd.	86,300	2,199,693
Central Japan Railway Co.	189,100	5,275,524
Chiba Bank Ltd.(The)	138,000	1,868,343
Chubu Electric Power Co., Inc.	160,200	2,327,482
Chugai Pharmaceutical Co. Ltd.	161,600	9,230,703
Dai Nippon Printing Co. Ltd.	90,300	1,620,181
Daifuku Co. Ltd.	76,400	2,740,711
Dai-ichi Life Holdings, Inc.	874,200	7,687,840
Daiichi Sankyo Co. Ltd.	443,600	8,126,581
Daikin Industries Ltd.	63,800	7,645,178
Daito Trust Construction Co. Ltd.	65,600	1,331,511
Daiwa House Industry Co. Ltd.	131,900	4,494,369
Daiwa Securities Group, Inc.	338,900	3,302,371
Denso Corp.	427,500	5,931,461
Disco Corp.	22,600	9,633,264
East Japan Railway Co.	230,900	5,796,569
Ebara Corp.	108,000	3,269,682
Eisai Co. Ltd.	61,700	1,720,161
ENEOS Holdings, Inc.	685,700	5,795,477
FANUC Corp.	224,000	8,994,624
Fast Retailing Co. Ltd.	46,800	17,855,736
Fuji Electric Co. Ltd.	31,800	2,265,197
FUJIFILM Holdings Corp.	277,500	5,543,135
Fujikura Ltd.	61,900	7,780,020
Fujitsu Ltd.	433,300	12,039,580
Hankyu Hanshin Holdings, Inc.	52,200	1,457,583
Hikari Tsushin, Inc.	4,400	1,215,197
Hitachi Ltd.	1,140,100	39,561,593
Honda Motor Co. Ltd.	921,000	9,262,987
Hoya Corp.	83,500	14,007,611
Hulic Co. Ltd.	98,800	1,177,391
Idemitsu Kosan Co. Ltd.	200,160	1,698,410
IHI Corp.	259,200	5,996,899
Inpex Corp.	214,000	4,794,502
Isuzu Motors Ltd.	133,500	2,150,659
ITOCHU Corp.	1,461,300	18,708,399
Japan Airlines Co. Ltd.	26,200	495,054
Security	Shares	Value
Japan (continued)
Japan Exchange Group, Inc.	253,700	$2,768,429
Japan Post Bank Co. Ltd.	451,400	8,020,205
Japan Post Holdings Co. Ltd.	434,000	5,222,241
Japan Post Insurance Co. Ltd.	41,100	1,272,952
Japan Tobacco, Inc.	292,000	10,553,366
JFE Holdings, Inc.	130,000	1,750,213
JX Advanced Metals Corp.	134,700	2,179,630
Kajima Corp.	100,800	4,112,212
Kansai Electric Power Co., Inc.(The)	227,200	3,624,960
Kao Corp.	107,300	4,292,265
Kawasaki Heavy Industries Ltd.	34,600	2,888,276
Kawasaki Kisen Kaisha Ltd.	89,500	1,293,280
KDDI Corp.	725,100	12,242,571
Keyence Corp.	47,700	17,499,239
Kikkoman Corp.	153,100	1,384,876
Kioxia Holdings Corp.(a)	43,900	6,004,917
Kirin Holdings Co. Ltd.	180,400	2,804,723
Kobe Bussan Co. Ltd.	35,300	862,714
Komatsu Ltd.	226,800	8,680,813
Konami Group Corp.	23,000	3,358,534
Kubota Corp.	220,800	3,383,022
Kyocera Corp.	330,300	4,955,427
Kyowa Kirin Co. Ltd.	58,100	943,201
Lasertec Corp.	18,700	4,296,089
LY Corp.	681,400	1,744,670
M3, Inc.	104,500	1,289,429
Makita Corp.	48,400	1,681,684
Marubeni Corp.	349,700	11,591,907
MatsukiyoCocokara & Co.	77,700	1,244,124
Minebea Mitsumi, Inc.	91,000	1,859,761
Mitsubishi Chemical Group Corp.	330,100	2,179,386
Mitsubishi Corp.	805,400	21,396,521
Mitsubishi Electric Corp.	467,900	14,627,439
Mitsubishi Estate Co. Ltd.	268,200	6,835,322
Mitsubishi HC Capital, Inc.	192,500	1,679,936
Mitsubishi Heavy Industries Ltd.	801,700	23,605,199
Mitsubishi UFJ Financial Group, Inc.	2,847,700	51,572,855
Mitsui & Co. Ltd.	614,400	20,069,397
Mitsui Fudosan Co. Ltd.	655,300	7,514,261
Mitsui OSK Lines Ltd.	81,100	2,542,074
Mizuho Financial Group, Inc.	621,560	26,986,834
MonotaRO Co. Ltd.	63,300	853,850
MS&AD Insurance Group Holdings, Inc.	318,800	8,122,246
Murata Manufacturing Co. Ltd.	412,300	8,376,101
NEC Corp.	317,500	10,763,136
Nexon Co. Ltd.	91,100	2,179,494
Nidec Corp.	205,200	2,935,337
Nintendo Co. Ltd.	273,600	16,942,819
Nippon Building Fund, Inc.	1,846	1,712,322
Nippon Paint Holdings Co. Ltd.	220,700	1,465,452
Nippon Sanso Holdings Corp.	39,300	1,192,485
Nippon Steel Corp.	1,170,630	4,878,077
Nippon Yusen KK	96,900	3,184,605
Nissan Motor Co. Ltd.(a)	555,000	1,352,737
Nitori Holdings Co. Ltd.	91,600	1,565,808
Nitto Denko Corp.	165,400	3,675,739
Nomura Holdings, Inc.	765,100	6,933,594
Nomura Research Institute Ltd.	90,600	2,756,087
NTT, Inc.	7,385,900	7,421,937
Obayashi Corp.	155,700	3,514,666
Obic Co. Ltd.	75,900	2,109,561
Olympus Corp.	285,300	3,407,767
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Oracle Corp./Japan	8,900	$602,219
Oriental Land Co. Ltd./Japan	267,900	4,689,966
ORIX Corp.	283,800	8,648,916
Osaka Gas Co. Ltd.	85,300	3,202,389
Otsuka Corp.	47,500	941,758
Otsuka Holdings Co. Ltd.	100,900	6,040,719
Pan Pacific International Holdings Corp.	471,800	2,793,311
Panasonic Holdings Corp.	580,100	7,953,574
Rakuten Group, Inc.(a)	356,400	2,136,871
Recruit Holdings Co. Ltd.	345,500	18,198,785
Renesas Electronics Corp.	441,100	7,333,487
Resona Holdings, Inc.	519,600	6,058,601
Ryohin Keikaku Co. Ltd.	125,800	2,509,055
Sanrio Co. Ltd.	41,500	1,283,945
SBI Holdings, Inc.	136,200	3,080,028
SCREEN Holdings Co. Ltd.	19,500	2,483,383
Secom Co. Ltd.	97,700	3,579,101
Seibu Holdings, Inc.	49,900	1,322,159
Sekisui Chemical Co. Ltd.	90,700	1,604,245
Sekisui House Ltd.	146,200	3,258,330
Seven & i Holdings Co. Ltd.	518,600	7,426,661
SG Holdings Co. Ltd.	74,400	716,309
Shimadzu Corp.	52,900	1,433,702
Shimano, Inc.	16,800	1,914,990
Shin-Etsu Chemical Co. Ltd.	410,700	13,505,688
Shionogi & Co. Ltd.	179,300	3,691,640
Shiseido Co. Ltd.	92,800	1,584,998
SMC Corp.	14,100	5,481,675
SoftBank Corp.	7,257,600	9,864,958
SoftBank Group Corp.	940,400	25,679,867
Sompo Holdings, Inc.	213,400	7,358,994
Sony Financial Group, Inc.(a)	1,551,300	1,558,718
Sony Group Corp.	1,529,200	33,715,659
Subaru Corp.	138,000	2,962,606
Sumitomo Corp.	271,600	11,029,429
Sumitomo Electric Industries Ltd.	170,800	7,477,541
Sumitomo Metal Mining Co. Ltd.	61,500	3,475,265
Sumitomo Mitsui Financial Group, Inc.	908,700	31,977,560
Sumitomo Mitsui Trust Group, Inc.	150,800	5,036,537
Sumitomo Realty & Development Co. Ltd.	147,600	4,110,214
Suntory Beverage & Food Ltd.	30,800	975,714
Suzuki Motor Corp.	389,300	5,308,132
Sysmex Corp.	125,000	1,182,783
T&D Holdings, Inc.	110,900	2,739,117
Taisei Corp.	34,200	3,411,385
Takeda Pharmaceutical Co. Ltd.	392,013	13,344,006
TDK Corp.	477,100	6,156,130
Terumo Corp.	327,600	4,285,418
TIS, Inc.	45,400	1,321,072
Toho Co. Ltd./Tokyo	24,000	1,221,556
Tokio Marine Holdings, Inc.	451,800	16,839,731
Tokyo Electron Ltd.	108,700	28,964,076
Tokyo Gas Co. Ltd.	77,300	3,429,463
Tokyo Metro Co. Ltd.	73,700	786,956
Tokyu Corp.	123,800	1,396,310
Toppan Holdings, Inc.	57,400	1,773,072
Toray Industries, Inc.	336,600	2,482,832
Toyota Industries Corp.	39,000	4,990,284
Toyota Motor Corp.	2,345,600	53,164,166
Toyota Tsusho Corp.	164,000	5,972,752
Trend Micro, Inc./Japan(a)	27,800	1,090,537
Tsuruha Holdings, Inc.	64,200	1,023,012
Security	Shares	Value
Japan (continued)
Unicharm Corp.	275,100	$1,669,869
West Japan Railway Co.	100,900	2,061,835
Yamaha Motor Co. Ltd.	225,500	1,702,908
Yokogawa Electric Corp.	49,900	1,663,609
Yokohama Financial Group, Inc.	262,000	2,386,225
Zensho Holdings Co. Ltd.	21,000	1,138,135
ZOZO, Inc.	109,700	906,062
		1,175,933,672
Kuwait — 0.2%
Boubyan Bank KSCP	481,861	1,063,829
Gulf Bank KSCP	415,990	467,329
Kuwait Finance House KSCP	2,688,504	7,073,628
Mabanee Co. KPSC	134,970	441,696
Mobile Telecommunications Co. KSCP	552,856	918,126
National Bank of Kuwait SAKP	1,948,311	6,036,605
Warba Bank KSCP(a)	472,485	436,089
		16,437,302
Malaysia — 0.4%
AMMB Holdings Bhd	443,800	725,839
Axiata Group Bhd(b)	561,100	327,146
CELCOMDIGI Bhd	968,400	800,924
CIMB Group Holdings Bhd(b)	1,974,500	4,301,868
Gamuda Bhd	1,040,300	1,169,644
Hong Leong Bank Bhd	191,400	1,252,568
IHH Healthcare Bhd	601,100	1,364,779
IOI Corp. Bhd	845,400	853,681
Kuala Lumpur Kepong Bhd	99,400	491,705
Malayan Banking Bhd	1,479,500	4,427,962
Maxis Bhd	815,700	791,607
MISC Bhd	168,200	341,179
MR DIY Group M Bhd(c)	832,300	387,112
Nestle Malaysia Bhd	15,600	443,227
Petronas Chemicals Group Bhd(b)	655,400	538,048
Petronas Dagangan Bhd	61,800	332,212
Petronas Gas Bhd	297,100	1,385,261
Press Metal Aluminium Holdings Bhd	1,036,000	1,985,939
Public Bank Bhd	3,226,100	3,987,437
QL Resources Bhd	399,000	406,895
RHB Bank Bhd	519,195	1,112,672
SD Guthrie Bhd	398,500	590,370
Sunway Bhd(b)	574,300	837,560
Telekom Malaysia Bhd	131,500	263,770
Tenaga Nasional Bhd	680,900	2,409,102
YTL Corp. Bhd	741,900	391,190
YTL Power International Bhd(b)	598,440	489,862
		32,409,559
Mexico — 0.6%
America Movil SAB de CV, Series B, Class B	4,338,874	4,471,453
Arca Continental SAB de CV	123,000	1,386,108
Cemex SAB de CV, NVS	3,747,408	4,648,879
Coca-Cola Femsa SAB de CV	122,800	1,284,355
Fibra Uno Administracion SA de CV	785,500	1,221,669
Fomento Economico Mexicano SAB de CV	411,000	4,289,677
Gruma SAB de CV, Class B	42,040	757,013
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	71,592	1,041,968
Grupo Aeroportuario del Pacifico SAB de CV, Class B	96,960	2,662,128
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,570	1,576,567
Grupo Bimbo SAB de CV, Series A, Class A	337,700	1,172,945
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Grupo Carso SAB de CV, Series A1, Class A	135,200	$920,390
Grupo Comercial Chedraui SA de CV	66,900	459,258
Grupo Financiero Banorte SAB de CV, Class O	613,700	6,938,013
Grupo Financiero Inbursa SAB de CV, Class O	430,600	1,077,239
Grupo Mexico SAB de CV, Series B, Class B	748,629	8,312,626
Industrias Penoles SAB de CV(a)	50,800	2,944,051
Kimberly-Clark de Mexico SAB de CV, Class A	471,000	1,043,283
Prologis Property Mexico SA de CV	249,550	1,146,651
Promotora y Operadora de Infraestructura SAB de CV	40,715	636,632
Sigma Foods SAB de CV, Class A	735,928	727,253
Wal-Mart de Mexico SAB de CV	1,221,000	3,874,838
		52,592,996
Netherlands — 3.3%
ABN AMRO Bank NV, CVA(c)	143,281	5,278,937
Adyen NV(a)(c)	6,158	9,131,352
Aegon Ltd.	325,233	2,554,535
AerCap Holdings NV	42,982	6,174,794
Akzo Nobel NV	43,039	3,015,193
ASM International NV	11,502	9,659,761
ASML Holding NV	95,005	136,228,164
ASR Nederland NV	38,403	2,789,234
BE Semiconductor Industries NV	18,440	3,589,223
Coca-Cola Europacific Partners PLC	49,337	4,524,203
CVC Capital Partners PLC(c)	52,981	941,301
DSM-Firmenich AG	40,709	3,210,049
EXOR NV, NVS	22,895	1,879,818
Heineken Holding NV	30,871	2,294,612
Heineken NV	69,526	5,739,343
IMCD NV	14,659	1,370,212
ING Groep NV	735,878	21,701,702
InPost SA(a)(b)	65,663	1,029,189
JDE Peet's NV	42,117	1,585,584
Koninklijke Ahold Delhaize NV, Class N	219,629	8,587,525
Koninklijke KPN NV	958,551	4,694,515
Koninklijke Philips NV	185,900	5,338,269
Magnum Ice Cream Co NV.(The)(a)	112,285	1,995,656
Nebius Group NV, Class A(a)	47,008	4,004,612
NN Group NV	66,540	5,274,439
Prosus NV	320,685	18,439,786
QIAGEN NV	51,257	2,717,605
Randstad NV	25,559	914,668
Universal Music Group NV	265,007	6,497,319
Wolters Kluwer NV	57,012	5,353,597
		286,515,197
New Zealand — 0.1%
Auckland International Airport Ltd.	381,303	1,896,351
Contact Energy Ltd.	194,975	1,098,847
Fisher & Paykel Healthcare Corp. Ltd., Class C	139,498	3,258,860
Infratil Ltd.	227,588	1,513,973
Meridian Energy Ltd.	365,980	1,241,546
		9,009,577
Norway — 0.4%
Aker BP ASA	73,990	2,178,109
DNB Bank ASA	215,181	6,169,957
Equinor ASA	186,111	5,002,386
Gjensidige Forsikring ASA	50,347	1,433,004
Kongsberg Gruppen ASA	110,076	3,781,229
Mowi ASA	114,984	2,650,621
Norsk Hydro ASA	348,589	3,094,731
Orkla ASA	169,332	2,014,773
Security	Shares	Value
Norway (continued)
Salmar ASA	18,359	$1,093,654
Telenor ASA	153,696	2,585,406
Yara International ASA	40,724	1,871,787
		31,875,657
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	44,971	1,540,707
Credicorp Ltd.	16,613	5,928,017
Southern Copper Corp.	21,401	4,073,038
		11,541,762
Philippines — 0.1%
Ayala Corp.	51,290	440,770
Ayala Land, Inc.	1,849,020	666,701
Bank of the Philippine Islands	429,113	903,695
BDO Unibank, Inc.	590,716	1,353,883
International Container Terminal Services, Inc.	291,060	3,187,963
Jollibee Foods Corp.	155,090	539,773
Manila Electric Co.	62,440	625,667
Metropolitan Bank & Trust Co.	458,328	568,235
PLDT, Inc.	22,850	521,509
SM Investments Corp.	50,795	603,876
SM Prime Holdings, Inc.	2,679,300	982,887
		10,394,959
Poland — 0.3%
Allegro.eu SA (a)(c)	175,952	1,445,421
Bank Millennium SA(a)	153,500	742,558
Bank Polska Kasa Opieki SA	43,400	2,639,500
Budimex SA	2,829	546,882
CCC SA(a)(b)	13,416	443,436
CD Projekt SA	13,772	1,005,309
Dino Polska SA(a)(c)	123,042	1,301,728
KGHM Polska Miedz SA(a)	36,846	3,418,814
LPP SA	253	1,397,200
mBank SA(a)	3,433	1,001,411
ORLEN SA	139,452	4,238,306
PGE Polska Grupa Energetyczna SA(a)	166,457	469,469
Powszechna Kasa Oszczednosci Bank Polski SA	214,962	5,591,347
Powszechny Zaklad Ubezpieczen SA	145,883	2,870,441
Santander Bank Polska SA	9,461	1,484,283
Zabka Group SA(a)	97,798	594,520
		29,190,625
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	2,039,203	2,207,237
Banco Espirito Santo SA, Registered,NVS(d)(e)	4	—
EDP Renovaveis SA	86,170	1,309,041
EDP SA	778,500	3,980,816
Galp Energia SGPS SA	104,489	2,079,084
Jeronimo Martins SGPS SA	68,485	1,614,948
		11,191,126
Qatar — 0.2%
Al Rayan Bank	1,404,229	876,363
Barwa Real Estate Co.	298,500	224,324
Commercial Bank PSQC(The)	806,302	1,050,895
Dukhan Bank	428,663	419,193
Industries Qatar QSC	385,051	1,342,739
Mesaieed Petrochemical Holding Co.	1,216,376	365,273
Nebras Energy	172,911	725,909
Ooredoo QPSC	297,887	1,160,668
Qatar Fuel QSC	91,366	388,583
Qatar Gas Transport Co. Ltd.	678,498	893,630
Qatar International Islamic Bank QSC	205,585	644,514
Qatar Islamic Bank QPSC	412,243	2,828,566
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Qatar National Bank QPSC	1,095,304	$5,961,998
		16,882,655
Russia — 0.0%
Alrosa PJSC(a)(d)	504,040	66
Mobile TeleSystems PJSC(a)(d)	193,438	25
Moscow Exchange MICEX-RTS PJSC(a)(d)	287,200	38
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC(a)(d)	187	2
PhosAgro PJSC, GDR(a)(d)(e)	1	—
Polyus PJSC(a)(d)	51,980	1
Rosneft Oil Co. PJSC(a)(d)	165,180	22
Sberbank of Russia PJSC(a)(d)	1,882,550	248
Severstal PAO(a)(d)	30,098	4
TCS Group Holding PLC, GDR(a)(d)(e)	20,990	3
United Co. RUSAL International PJSC(a)(d)	563,790	74
VK IPJSC(a)(d)(e)	21,979	3
VTB Bank PJSC(a)(d)	98,760	—
X5 Retail Group NV, GDR(a)(d)(e)	16,185	2
		489
Saudi Arabia — 0.9%
ACWA Power Co.(a)	37,814	1,887,203
Ades Holding Co.	81,336	416,748
Al Rajhi Bank	477,466	13,634,659
Alinma Bank	300,487	2,282,437
Almarai Co. JSC	111,089	1,310,451
Arab National Bank	202,644	1,229,897
Arabian Internet & Communications Services Co.	3,379	211,171
Bank AlBilad	204,054	1,444,823
Bank Al-Jazira(a)	193,368	645,872
Banque Saudi Fransi	319,690	1,538,863
Bupa Arabia for Cooperative Insurance Co.	21,604	949,092
Co. for Cooperative Insurance(The)	20,781	759,057
Dallah Healthcare Co.	7,637	251,877
Dar Al Arkan Real Estate Development Co.(a)	164,345	819,212
Dr Sulaiman Al Habib Medical Services Group Co.	21,052	1,468,313
Elm Co.	5,870	1,214,088
Etihad Etisalat Co.	92,814	1,746,584
Jabal Omar Development Co.(a)	144,802	636,987
Jarir Marketing Co.	196,559	747,774
Makkah Construction & Development Co.	23,980	577,970
Mouwasat Medical Services Co.	23,511	436,402
Riyad Bank	356,572	2,675,950
SABIC Agri-Nutrients Co.	53,720	1,789,792
Sahara International Petrochemical Co.	89,945	367,505
SAL Saudi Logistics Services	7,841	376,898
Saudi Arabian Mining Co.(a)	332,249	6,750,617
Saudi Arabian Oil Co.(c)	1,447,313	9,949,154
Saudi Awwal Bank	252,439	2,398,670
Saudi Basic Industries Corp.	224,317	3,400,011
Saudi Electricity Co.	258,596	992,740
Saudi Investment Bank(The)	146,380	546,320
Saudi National Bank(The)	711,238	8,506,715
Saudi Research & Media Group(a)	8,611	274,844
Saudi Tadawul Group Holding Co.	14,883	637,667
Saudi Telecom Co.	477,121	5,663,799
Yanbu National Petrochemical Co.	71,721	516,590
		79,056,752
Singapore — 1.0%
CapitaLand Ascendas REIT	977,777	2,188,126
CapitaLand Integrated Commercial Trust	1,397,769	2,624,177
CapitaLand Investment Ltd./Singapore	637,100	1,542,500
Security	Shares	Value
Singapore (continued)
DBS Group Holdings Ltd.	509,390	$23,677,647
Grab Holdings Ltd., Class A(a)	613,138	2,636,493
Keppel Ltd.	363,200	3,124,545
Oversea-Chinese Banking Corp. Ltd.	819,575	13,678,330
Sea Ltd., ADR(a)	94,870	11,051,406
Sembcorp Industries Ltd.(b)	225,700	1,069,474
Singapore Airlines Ltd.	341,950	1,707,020
Singapore Exchange Ltd.	183,600	2,543,981
Singapore Technologies Engineering Ltd.	416,100	3,198,805
Singapore Telecommunications Ltd.	1,844,900	6,657,673
United Overseas Bank Ltd.	305,100	9,195,450
Wilmar International Ltd.	462,400	1,234,627
Yangzijiang Shipbuilding Holdings Ltd.	654,400	1,718,658
		87,848,912
South Africa — 1.1%
Absa Group Ltd.	205,601	3,239,770
Anglogold Ashanti PLC	122,746	11,065,248
Bid Corp. Ltd.	88,533	2,215,826
Bidvest Group Ltd.(The)	84,488	1,222,514
Capitec Bank Holdings Ltd.	22,165	5,951,161
Clicks Group Ltd.	69,324	1,381,114
Discovery Ltd.	125,112	1,821,719
FirstRand Ltd.	1,205,358	6,875,188
Gold Fields Ltd.	222,146	10,986,149
Harmony Gold Mining Co. Ltd.	143,590	3,051,082
Impala Platinum Holdings Ltd.	226,169	4,215,619
MTN Group Ltd.	412,257	4,577,938
Naspers Ltd., Class N	192,359	11,777,227
Nedbank Group Ltd.	113,520	1,864,669
NEPI Rockcastle NV	144,391	1,319,508
Northam Platinum Holdings Ltd.	88,752	2,114,555
OUTsurance Group Ltd.	147,396	651,585
Pepkor Holdings Ltd.(c)	750,213	1,225,829
Reinet Investments SCA	32,784	1,126,939
Remgro Ltd.	126,215	1,428,345
Sanlam Ltd.	409,851	2,562,560
Sasol Ltd.(a)	141,627	1,000,351
Shoprite Holdings Ltd.	118,094	1,948,433
Sibanye Stillwater Ltd.(a)(b)	692,899	3,015,778
Standard Bank Group Ltd.	323,549	5,946,173
Valterra Platinum Ltd.	64,764	5,818,924
Vodacom Group Ltd.	138,025	1,286,453
		99,690,657
South Korea — 4.7%
Alteogen, Inc.(a)	10,092	2,885,994
Amorepacific Corp.	7,669	738,189
APR Corp./Korea	5,813	1,090,392
Celltrion, Inc.	36,738	5,346,700
Coway Co. Ltd.	14,701	850,602
DB Insurance Co. Ltd.	12,264	1,210,818
Doosan Bobcat, Inc.	15,372	625,824
Doosan Co. Ltd.(b)	1,792	1,050,212
Doosan Enerbility Co. Ltd.(a)	105,983	6,616,095
Ecopro BM Co. Ltd.(a)(b)	12,530	2,007,119
Ecopro Co. Ltd.	26,163	2,935,053
Hana Financial Group, Inc.	68,118	4,732,981
Hanjin Kal Corp.	5,042	393,701
Hankook Tire & Technology Co. Ltd.	20,095	888,778
Hanmi Semiconductor Co. Ltd.	11,234	1,625,076
Hanwha Aerospace Co. Ltd.	8,284	7,457,099
Hanwha Ocean Co. Ltd.(a)	30,557	2,934,434
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hanwha Systems Co. Ltd.	18,877	$1,235,385
HD Hyundai Co. Ltd.	10,950	1,777,051
HD Hyundai Electric Co. Ltd.	5,776	3,538,636
HD Hyundai Heavy Industries Co. Ltd.	9,068	3,609,335
HD Hyundai Marine Solution Co. Ltd., Class C	3,744	474,709
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,743	3,077,157
HLB, Inc.(a)	30,170	1,157,149
HMM Co. Ltd.	61,849	857,268
HYBE Co. Ltd.	5,255	1,358,166
Hyosung Heavy Industries Corp.	1,322	2,371,086
Hyundai Glovis Co. Ltd.	9,178	1,547,404
Hyundai Mobis Co. Ltd.	14,826	4,632,484
Hyundai Motor Co.	31,797	11,068,709
Hyundai Rotem Co. Ltd.	19,207	3,071,109
Industrial Bank of Korea	76,121	1,169,516
Kakao Corp.	78,287	3,327,534
KakaoBank Corp.	43,422	688,780
KB Financial Group, Inc.	88,692	8,301,499
Kia Corp.	58,178	6,190,322
Korea Aerospace Industries Ltd.(b)	18,516	2,158,025
Korea Electric Power Corp.	62,676	2,527,916
Korea Investment Holdings Co. Ltd.	10,788	1,613,827
Korean Air Lines Co. Ltd.	40,591	654,454
Krafton, Inc.(a)	7,562	1,327,554
KT&G Corp.	23,808	2,545,541
LG Chem Ltd.	12,288	2,638,495
LG Corp.	23,996	1,523,226
LG Display Co. Ltd.(a)	83,950	676,899
LG Electronics, Inc.	27,537	1,888,039
LG Energy Solution Ltd.(a)	11,772	3,235,961
LG H&H Co. Ltd.	2,157	391,950
LG Uplus Corp.	39,381	437,749
LIG Nex1 Co. Ltd.	3,289	1,097,049
LS Electric Co. Ltd.	3,596	1,401,359
Meritz Financial Group, Inc.	19,618	1,586,218
Mirae Asset Securities Co. Ltd.	48,724	1,444,449
NAVER Corp.	35,241	6,698,668
NH Investment & Securities Co. Ltd., Class C	27,473	515,074
POSCO Future M Co. Ltd.(a)	9,096	1,407,371
POSCO Holdings, Inc.	17,735	4,255,754
Posco International Corp.	14,093	608,537
Samsung Biologics Co. Ltd.(a)(c)	2,763	3,339,110
Samsung C&T Corp.	21,233	4,426,116
Samsung Electro-Mechanics Co. Ltd.	13,943	2,681,500
Samsung Electronics Co. Ltd.	1,159,026	128,043,064
Samsung Fire & Marine Insurance Co. Ltd.	7,320	2,547,812
Samsung Heavy Industries Co. Ltd.(a)	172,734	3,520,520
Samsung Life Insurance Co. Ltd.	20,551	2,675,854
Samsung SDI Co. Ltd.	15,057	4,052,985
Samsung SDS Co. Ltd.	10,756	1,289,776
Samyang Foods Co. Ltd.(b)	958	782,932
Shinhan Financial Group Co. Ltd.	106,939	6,249,913
SK Biopharmaceuticals Co. Ltd.(a)	9,037	737,351
SK Hynix, Inc.	133,629	83,434,878
SK Innovation Co. Ltd.	16,591	1,287,181
SK Square Co. Ltd.(a)	22,707	8,888,680
SK Telecom Co. Ltd.	26,006	1,310,597
SK, Inc.	9,218	2,128,729
S-Oil Corp.(a)	12,058	885,842
Woori Financial Group, Inc.	161,693	3,382,433
Security	Shares	Value
South Korea (continued)
Yuhan Corp.	15,328	$1,145,702
		406,287,456
Spain — 2.4%
Acciona SA	6,098	1,310,556
ACS Actividades de Construccion y Servicios SA	44,786	5,024,816
Aena SME SA(c)	182,395	5,664,742
Amadeus IT Group SA	109,268	7,326,052
Banco Bilbao Vizcaya Argentaria SA	1,409,832	35,786,671
Banco de Sabadell SA	1,277,746	5,012,320
Banco Santander SA	3,654,574	46,661,830
Bankinter SA	166,150	2,836,176
CaixaBank SA	964,142	12,726,843
Cellnex Telecom SA(c)	123,823	3,829,863
Endesa SA	70,826	2,610,116
Ferrovial SE	129,093	8,719,591
Grifols SA	70,796	905,767
Iberdrola SA	1,551,163	34,874,397
Iberdrola SA, NVS	21,075	473,824
Industria de Diseno Textil SA	264,217	17,192,625
International Consolidated Airlines Group SA, Class DI	307,237	1,762,254
Mapfre SA	227,333	1,040,216
Naturgy Energy Group SA	59,503	1,867,683
Redeia Corp. SA	64,486	1,114,443
Repsol SA	279,726	5,510,908
Telefonica SA	892,142	3,611,655
		205,863,348
Sweden — 2.4%
AddTech AB, Class B	63,566	2,063,923
Alfa Laval AB	70,191	4,065,621
Assa Abloy AB, Class B	246,265	9,957,462
Atlas Copco AB, Class A	644,422	13,289,390
Atlas Copco AB, Class B	394,953	7,104,282
Beijer Ref AB, Class B	101,711	1,447,843
Boliden AB(a)	70,513	4,937,792
Epiroc AB, Class A	158,496	4,443,146
Epiroc AB, Class B	95,009	2,369,248
EQT AB	120,752	4,583,229
Essity AB, Class B	144,633	4,282,388
Evolution AB(c)	32,215	2,092,722
Fastighets AB Balder, Class B(a)	193,016	1,455,843
H & M Hennes & Mauritz AB, Class B	119,400	2,391,001
Hexagon AB, Class B	512,693	5,780,633
Holmen AB, Class B	18,639	698,644
Industrivarden AB, Class A	32,166	1,607,992
Industrivarden AB, Class C	36,371	1,820,881
Indutrade AB	69,051	1,621,005
Investment AB Latour, Class B	40,282	1,003,112
Investor AB, Class B	444,833	17,152,606
L E Lundbergforetagen AB, Class B	17,925	1,067,767
Lifco AB, Class B	57,647	1,980,865
Nibe Industrier AB, Class B	383,129	1,467,682
Nordea Bank Abp	750,942	14,508,494
Saab AB, Class B	79,156	6,175,980
Sagax AB, Class B	52,417	1,155,855
Sandvik AB	255,531	10,089,985
Securitas AB, Class B	116,733	1,930,402
Skandinaviska Enskilda Banken AB, Class A	366,391	7,875,362
Skanska AB, Class B	80,488	2,444,596
SKF AB, Class B	81,629	2,134,329
Spotify Technology SA(a)	38,053	19,039,819
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Svenska Cellulosa AB SCA, Class B	148,691	$1,861,747
Svenska Handelsbanken AB, Class A	349,371	5,507,852
Swedbank AB, Class A	207,961	8,085,578
Swedish Orphan Biovitrum AB(a)	49,519	1,880,501
Tele2 AB, Class B	136,283	2,507,406
Telefonaktiebolaget LM Ericsson, Class B	696,381	7,541,920
Telia Co. AB	590,895	2,699,479
Trelleborg AB, Class B	50,008	2,023,635
Volvo AB, Class B	386,826	14,056,249
		210,204,266
Switzerland — 5.7%
ABB Ltd., Registered	383,824	33,046,487
Alcon AG	123,598	10,004,304
Avolta AG, Registered	24,808	1,518,782
Banque Cantonale Vaudoise, Registered	8,201	1,109,842
Barry Callebaut AG, Registered	835	1,472,954
Belimo Holding AG, Registered	2,339	2,558,344
BKW AG	5,448	1,030,006
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	210	3,018,010
Chocoladefabriken Lindt & Spruengli AG, Registered	24	3,547,481
Cie Financiere Richemont SA, Class A, Registered	132,541	25,727,472
EMS-Chemie Holding AG, Registered	1,842	1,432,096
Galderma Group AG	38,846	7,240,853
Geberit AG, Registered	8,387	6,404,231
Givaudan SA, Registered	2,211	8,546,593
Helvetia Holding AG, Registered	19,937	5,056,435
Holcim AG	124,941	12,877,524
Julius Baer Group Ltd.	50,448	4,213,936
Kuehne + Nagel International AG, Registered	11,713	2,712,288
Logitech International SA, Registered	38,094	3,281,878
Lonza Group AG, Registered	17,199	11,685,861
Nestle SA, Registered	630,980	60,212,221
Novartis AG, Registered	465,592	69,079,779
Partners Group Holding AG	5,631	7,678,116
Roche Holding AG, Bearer	7,879	3,641,053
Roche Holding AG, NVS	172,055	78,240,215
Sandoz Group AG	104,561	8,283,931
Schindler Holding AG, Participation Certificates, NVS	9,971	3,847,234
Schindler Holding AG, Registered	5,279	1,941,518
SGS SA	40,935	4,926,914
Sika AG, Registered	37,957	7,283,587
Sonova Holding AG, Registered	12,596	3,447,314
Straumann Holding AG	27,743	3,336,643
Swatch Group AG (The), Bearer	7,005	1,652,743
Swiss Life Holding AG, Registered	7,091	7,775,654
Swiss Prime Site AG, Registered	20,302	3,456,224
Swiss Re AG	74,268	11,866,823
Swisscom AG, Registered	6,397	5,252,455
UBS Group AG, Registered	777,412	36,783,543
VAT Group AG(c)	6,612	4,275,758
Zurich Insurance Group AG	35,841	25,498,067
		494,965,169
Taiwan — 6.5%
Accton Technology Corp.	124,000	4,335,442
Advantech Co. Ltd.	115,360	1,088,675
Airtac International Group	33,928	1,227,875
Alchip Technologies Ltd.	18,000	1,767,230
ASE Technology Holding Co. Ltd.	811,762	7,547,040
Security	Shares	Value
Taiwan (continued)
Asia Cement Corp.	564,440	$629,807
Asia Vital Components Co. Ltd.	81,000	3,680,032
ASPEED Technology, Inc.	7,000	1,957,592
Asustek Computer, Inc.	173,000	2,717,790
Bizlink Holding, Inc.	42,000	1,705,673
Caliway Biopharmaceuticals Co. Ltd.(a)	234,000	1,223,155
Catcher Technology Co. Ltd.	136,000	868,582
Cathay Financial Holding Co. Ltd.	2,288,019	5,451,164
Chailease Holding Co. Ltd.	368,770	1,215,404
Chang Hwa Commercial Bank Ltd.	1,700,853	1,100,968
Cheng Shin Rubber Industry Co. Ltd.	371,000	359,715
China Airlines Ltd.	541,000	380,588
China Steel Corp.	2,833,288	1,864,148
Chroma ATE, Inc.	91,000	2,794,281
Chunghwa Telecom Co. Ltd.	930,000	3,943,612
Compal Electronics, Inc.	986,000	1,017,618
CTBC Financial Holding Co. Ltd.	4,100,036	6,605,750
Delta Electronics, Inc.	477,000	18,203,423
E Ink Holdings, Inc.	191,000	1,061,800
E.Sun Financial Holding Co. Ltd.	3,561,435	3,771,324
Eclat Textile Co. Ltd.	47,000	587,971
Elite Material Co. Ltd.	71,000	3,851,217
eMemory Technology, Inc.	14,000	806,329
Eva Airways Corp.	641,000	758,711
Evergreen Marine Corp. Taiwan Ltd.	259,200	1,530,886
Far Eastern New Century Corp.	698,000	614,578
Far EasTone Telecommunications Co. Ltd.	410,000	1,153,379
Feng TAY Enterprise Co. Ltd.	92,512	282,004
First Financial Holding Co. Ltd.	2,821,940	2,576,200
Formosa Chemicals & Fibre Corp.	774,340	1,036,588
Formosa Plastics Corp.	1,026,960	1,538,405
Fortune Electric Co. Ltd.	39,200	1,196,438
Fubon Financial Holding Co. Ltd.	2,044,397	5,870,648
Gigabyte Technology Co. Ltd.	117,000	860,729
Global Unichip Corp.	21,000	1,722,990
Globalwafers Co. Ltd.	62,000	974,802
Gold Circuit Electronics Ltd.	75,000	1,637,777
Hon Hai Precision Industry Co. Ltd.	3,107,377	21,479,493
Hotai Motor Co. Ltd.	70,080	1,208,024
Hua Nan Financial Holdings Co. Ltd.	2,212,960	2,327,581
Innolux Corp.	1,924,892	1,320,578
International Games System Co. Ltd., Class C	59,000	1,339,860
Inventec Corp.	679,000	963,843
Jentech Precision Industrial Co. Ltd.	20,000	1,772,005
KGI Financial Holding Co. Ltd.	3,968,382	2,269,142
King Slide Works Co. Ltd.	13,000	1,279,785
King Yuan Electronics Co. Ltd.	269,000	2,492,330
Largan Precision Co. Ltd.	23,000	1,752,997
Lite-On Technology Corp.	475,000	2,441,585
Lotes Co. Ltd.	18,000	810,673
MediaTek, Inc.	373,000	20,690,510
Mega Financial Holding Co. Ltd.	2,924,937	3,596,647
Nan Ya Plastics Corp.	1,273,840	3,045,213
Nien Made Enterprise Co. Ltd.	42,000	566,676
Novatek Microelectronics Corp.	234,000	2,776,553
Pegatron Corp.	492,000	1,084,958
PharmaEssentia Corp.	70,144	1,712,359
President Chain Store Corp.	133,000	903,093
Quanta Computer, Inc.	659,000	5,801,287
Realtek Semiconductor Corp.	114,000	1,744,176
Shanghai Commercial & Savings Bank Ltd.(The)	913,784	1,144,652
SinoPac Financial Holdings Co. Ltd.	3,160,015	2,862,291
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Taiwan Business Bank	2,204,605	$1,074,248
Taiwan Cooperative Financial Holding Co. Ltd.	2,873,307	2,147,353
Taiwan High Speed Rail Corp.	518,000	449,532
Taiwan Mobile Co. Ltd.	428,000	1,435,098
Taiwan Semiconductor Manufacturing Co. Ltd.	6,030,000	333,434,297
TCC Group Holdings Co. Ltd.	1,662,553	1,391,021
Teco Electric and Machinery Co. Ltd.	294,000	749,891
TS Financial Holding Co. Ltd.	5,700,944	4,097,358
Unimicron Technology Corp.	327,217	3,889,567
Uni-President Enterprises Corp.	1,181,972	2,689,013
United Microelectronics Corp.	2,790,000	5,551,411
Vanguard International Semiconductor Corp.	266,466	1,207,917
Wan Hai Lines Ltd.	163,435	382,764
Wistron Corp.	725,000	2,966,987
Wiwynn Corp.	27,000	3,026,487
Yageo Corp.	406,052	3,544,987
Yang Ming Marine Transport Corp.	412,000	699,045
Yuanta Financial Holding Co. Ltd.	2,662,763	3,627,298
Zhen Ding Technology Holding Ltd.	184,000	1,133,920
		564,402,845
Thailand — 0.3%
Advanced Info Service PCL, NVDR	266,200	2,952,265
Airports of Thailand PCL, NVDR	1,078,100	1,721,080
Bangkok Dusit Medical Services PCL, NVDR	2,694,500	1,718,377
Bumrungrad Hospital PCL, NVDR	135,800	722,512
Central Pattana PCL, NVDR	589,400	1,078,266
Charoen Pokphand Foods PCL, NVDR(b)	1,182,600	774,661
CP ALL PCL, NVDR(b)	1,191,900	1,643,214
CP Axtra PCL, NVDR	601,025	282,064
Delta Electronics Thailand PCL, NVDR	770,200	4,983,339
Gulf Development PCL, NVDR(a)	1,114,106	1,657,246
Kasikornbank PCL, NVDR	140,600	839,735
Krung Thai Bank PCL, NVDR	867,000	777,989
Minor International PCL, NVDR(b)	1,020,220	739,640
PTT Exploration & Production PCL, NVDR(b)	337,499	1,319,358
PTT PCL, NVDR	2,365,300	2,553,309
SCB X PCL, NVDR	214,400	922,948
Siam Cement PCL (The), NVDR(b)	191,500	1,250,366
True Corp. PCL, NVDR(b)	2,640,096	972,338
		26,908,707
Turkey — 0.2%
Akbank TAS	748,924	1,601,993
Aselsan Elektronik Sanayi Ve Ticaret A/S	354,441	2,480,165
BIM Birlesik Magazalar A/S	109,947	1,677,868
Eregli Demir ve Celik Fabrikalari TAS	771,761	499,607
Ford Otomotiv Sanayi AS	196,753	514,278
Haci Omer Sabanci Holding AS	255,859	643,848
KOC Holding AS	177,274	847,869
Turk Hava Yollari AO	140,181	980,512
Turkcell Iletisim Hizmetleri AS	308,139	830,466
Turkiye Is Bankasi AS, Class C	2,286,256	878,879
Turkiye Petrol Rafinerileri AS	242,223	1,364,946
Yapi ve Kredi Bankasi A/S(a)	876,617	827,956
		13,148,387
United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	761,937	3,160,436
Abu Dhabi Islamic Bank PJSC	359,041	2,381,212
Abu Dhabi National Oil Co. for Distribution PJSC	832,518	929,428
ADNOC Drilling Co. PJSC	797,736	1,157,776
Adnoc Gas PLC	1,519,791	1,494,809
ADNOC Logistics & Services	451,402	689,824
Security	Shares	Value
United Arab Emirates (continued)
Aldar Properties PJSC	998,265	$2,609,676
Americana Restaurants International PLC - Foreign Co.	710,722	301,603
Dubai Electricity & Water Authority PJSC	1,488,483	1,224,517
Dubai Islamic Bank PJSC	704,879	1,854,379
Emaar Development PJSC	241,820	1,132,554
Emaar Properties PJSC	1,615,412	6,608,155
Emirates NBD Bank PJSC	482,944	4,089,737
Emirates Telecommunications Group Co. PJSC	829,894	4,451,712
First Abu Dhabi Bank PJSC	1,086,711	5,503,832
Multiply Group PJSC(a)	970,845	596,642
Salik Co. PJSC	467,504	812,165
		38,998,457
United Kingdom — 9.0%
3i Group PLC	236,751	10,876,132
Admiral Group PLC	60,953	2,293,903
Anglo American PLC, NVS	270,381	12,536,973
Antofagasta PLC	94,156	4,665,573
Ashtead Group PLC	104,320	6,716,091
Associated British Foods PLC	81,030	2,117,662
AstraZeneca PLC	377,629	70,357,615
Auto Trader Group PLC(c)	221,096	1,629,806
Aviva PLC	746,890	6,511,274
BAE Systems PLC	737,142	20,011,149
Barclays PLC	3,454,150	23,053,234
Barratt Redrow PLC	326,895	1,740,628
BP PLC	3,859,009	24,468,264
British American Tobacco PLC	533,525	32,232,171
BT Group PLC	1,478,194	3,885,463
Bunzl PLC	81,988	2,299,195
Centrica PLC	1,214,154	3,179,275
Coca-Cola HBC AG, Class DI	55,384	3,007,886
Compass Group PLC	412,362	12,364,853
DCC PLC	24,206	1,534,404
Diageo PLC	541,476	12,459,525
Endeavour Mining PLC	47,108	2,681,304
Entain PLC	148,564	1,232,521
Experian PLC	221,855	8,402,700
Fresnillo PLC	52,792	2,599,825
Glencore PLC	2,472,493	16,855,860
GSK PLC	998,301	25,817,721
Haleon PLC	2,188,366	11,444,934
Halma PLC	92,954	4,514,644
Hikma Pharmaceuticals PLC	42,371	888,790
HSBC Holdings PLC	4,213,910	74,337,273
Imperial Brands PLC	191,785	8,077,559
Informa PLC	319,419	3,854,690
InterContinental Hotels Group PLC	35,320	4,771,739
Intertek Group PLC	38,204	2,343,726
J Sainsbury PLC	425,019	1,862,311
JD Sports Fashion PLC	607,854	680,266
Kingfisher PLC	436,037	2,009,429
Land Securities Group PLC	178,485	1,593,056
Legal & General Group PLC	1,411,041	5,123,229
Lloyds Banking Group PLC	14,171,000	21,160,195
London Stock Exchange Group PLC	114,559	12,778,147
M&G PLC	570,212	2,417,269
Marks & Spencer Group PLC	505,988	2,537,632
Melrose Industries PLC	325,581	2,799,324
National Grid PLC	1,210,870	20,572,136
NatWest Group PLC, NVS	1,964,442	17,905,459
Next PLC	28,486	5,171,886
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
NMC Health PLC, NVS(a)(d)	14,180	$—
Pearson PLC	145,959	1,919,791
Phoenix Group Holdings PLC	171,464	1,737,904
Prudential PLC	640,075	10,513,390
Reckitt Benckiser Group PLC	165,712	13,813,736
RELX PLC	450,835	15,983,010
Rentokil Initial PLC	606,713	3,765,755
Rio Tinto PLC	275,457	25,131,127
Rolls-Royce Holdings PLC	2,064,436	34,511,124
Sage Group PLC(The)	245,931	3,224,943
Schroders PLC	213,471	1,322,182
Segro PLC	315,939	3,291,635
Severn Trent PLC	70,450	2,829,679
Shell PLC	1,412,505	54,295,981
Smith & Nephew PLC	201,738	3,438,273
Smiths Group PLC	82,318	2,826,950
Spirax Group PLC	17,501	1,743,876
SSE PLC	294,284	9,781,251
Standard Chartered PLC	482,009	12,332,890
Tesco PLC	1,601,716	9,320,066
Unilever PLC	533,863	36,318,371
United Utilities Group PLC	171,236	2,932,509
Vodafone Group PLC	4,774,232	7,031,139
Whitbread PLC	44,152	1,648,123
Wise PLC, Class A(a)	163,471	2,108,406
		784,196,812
Total Common Stocks — 98.8% (Cost: $6,051,625,961)		8,576,352,592
Preferred Stocks
Brazil — 0.4%
Axia Energia
Preference Shares, NVS	90,474	907,708
Class B, Preference Shares, NVS	91,161	1,001,381
Banco Bradesco SA, Preference Shares, NVS	1,318,868	5,340,378
Cia Energetica de Minas Gerais, Preference Shares, NVS	460,763	1,005,094
Gerdau SA, Preference Shares, NVS	359,632	1,532,079
Itau Unibanco Holding SA, Preference Shares, NVS	1,349,241	11,665,092
Itausa SA, Preference Shares, NVS	1,530,979	3,973,811
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	1,121,537	8,046,979
		33,472,522
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	37,379	2,878,074
Colombia — 0.0%
Grupo Cibest SA, Preference Shares, NVS	124,346	2,539,465
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	14,496	1,495,197
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	28,741	1,398,620
Henkel AG & Co. KGaA, Preference Shares, NVS	37,926	3,331,871
Porsche Automobil Holding SE, Preference Shares, NVS	39,143	1,674,751
Sartorius AG, Preference Shares, NVS	6,508	1,818,939
Security	Shares	Value
Germany (continued)
Volkswagen AG, Preference Shares, NVS	50,379	$6,111,226
		15,830,604
India — 0.0%
TVS Motor Co. Ltd., Preference Shares, NVS	189,960	20,651
South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	6,101	1,126,296
Series 2, Preference Shares, NVS	8,557	1,616,152
Samsung Electronics Co. Ltd., Preference Shares, NVS	199,703	16,176,147
		18,918,595
Total Preferred Stocks — 0.9% (Cost: $47,644,767)		73,659,911
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/26)(a)	44,786	24,632
Total Rights — 0.0% (Cost: $23,986)		24,632
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)(d)	3,748	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $6,099,294,714)		8,650,037,135
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	36,640,209	36,658,529
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	13,670,000	13,670,000
Total Short-Term Securities — 0.6% (Cost: $50,317,474)		50,328,529
Total Investments — 100.3% (Cost: $6,149,612,188)		8,700,365,664
Liabilities in Excess of Other Assets — (0.3)%		(22,960,177)
Net Assets — 100.0%		$8,677,405,487

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$42,546,752	$—	$(5,893,511)(a)	$2,715	$2,573	$36,658,529	36,640,209	$352,731 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,300,000	5,370,000 (a)	—	—	—	13,670,000	13,670,000	154,660	—
				$2,715	$2,573	$50,328,529		$507,391	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	89	03/20/26	$13,514	$496,319
MSCI Emerging Markets Index	90	03/20/26	6,843	466,709
				$963,028
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$963,028	$—	$—	$—	$963,028

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,326,206	$—	$—	$—	$1,326,206
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$913,985	$—	$—	$—	$913,985
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ex U.S. ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$19,170,108
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,109,169,207	$7,467,182,896	$489	$8,576,352,592
Preferred Stocks	36,011,987	37,647,924	—	73,659,911
Rights	24,632	—	—	24,632
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	50,328,529	—	—	50,328,529
	$1,195,534,355	$7,504,830,820	$489	$8,700,365,664
Derivative Financial Instruments(a)
Assets
Equity Contracts	$963,028	$—	$—	$963,028

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
20

Schedule of Investments (unaudited)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 10.9%
Abacus Group	1,692,540	$1,360,680
Abacus Storage King	1,890,733	2,034,332
Accent Group Ltd.	1,658,350	1,065,035
AET&D Holdings No. 1 Ltd.(a)	169,200	1
AGL Energy Ltd.	2,321,707	14,607,242
Alkane Resources Ltd.(b)	3,836,117	4,153,869
Alpha HPA Ltd.(b)	3,440,373	1,745,891
ALS Ltd.	1,936,520	33,020,505
Amotiv Ltd.(c)	501,910	2,928,131
AMP Ltd.	9,164,766	10,729,337
Ampol Ltd.	909,155	18,265,554
Ansell Ltd.	557,949	12,649,910
ARB Corp. Ltd.(c)	298,731	5,342,493
Arena REIT	1,495,275	3,682,238
Atlas Arteria Ltd.	3,891,254	13,429,041
AUB Group Ltd.	446,893	9,380,461
Aurizon Holdings Ltd.	6,697,789	17,132,772
Aussie Broadband Ltd.	934,792	2,932,722
Austal Ltd.(b)	1,087,968	5,246,657
Bank of Queensland Ltd.	2,517,361	11,856,425
Bapcor Ltd.(c)	1,171,684	1,732,336
Beach Energy Ltd.	5,658,640	4,850,260
Bega Cheese Ltd.	1,052,607	4,455,422
Bellevue Gold Ltd.(b)(c)	5,631,104	6,603,433
Bendigo & Adelaide Bank Ltd.	2,173,040	16,547,263
BlueScope Steel Ltd.	1,676,898	34,998,638
Boss Energy Ltd. (b)(c)	1,661,608	2,201,362
Bravura Solutions Ltd.(c)	1,191,467	1,690,378
Brazilian Rare Earths Ltd.(b)	313,366	829,207
Breville Group Ltd.(c)	388,281	8,652,026
BWP Property Group Ltd.	2,198,617	5,712,466
Capricorn Metals Ltd.(b)	1,486,151	13,919,903
Catalyst Metals Ltd.(b)(c)	939,241	5,326,876
Catapult Sports Ltd.(b)(c)	875,822	2,124,059
Centuria Capital Group	2,668,269	3,577,628
Centuria Industrial REIT	2,011,677	4,545,387
Centuria Office REIT	1,512,977	1,122,043
Challenger Ltd.	1,986,630	12,653,722
Champion Iron Ltd.	1,433,526	5,789,900
Charter Hall Group	1,724,884	27,469,146
Charter Hall Long Wale REIT	2,412,584	6,525,437
Charter Hall Retail REIT	1,994,585	5,431,501
Charter Hall Social Infrastructure REIT	1,304,572	2,636,871
Clarity Pharmaceuticals Ltd.(b)(c)	1,080,188	2,291,675
Cleanaway Waste Management Ltd., Class L	8,590,339	14,724,217
Codan Ltd.	418,760	11,026,711
Collins Foods Ltd.	428,524	3,180,020
Corporate Travel Management Ltd.(a)	408,317	4,081,359
Credit Corp. Group Ltd.	257,435	2,528,677
Cromwell Property Group	6,268,923	1,787,596
Data#3 Ltd.	563,154	3,814,556
Deep Yellow Ltd.(b)	3,559,100	6,950,136
Deterra Royalties Ltd.	1,611,167	4,704,531
Develop Global Ltd.(b)	992,164	3,564,555
Dexus	4,138,698	19,308,129
Dexus Industria REIT	1,045,861	1,865,828
Dicker Data Ltd.	462,889	3,227,472
DigiCo Infrastructure REIT	1,563,380	2,786,874
Domino's Pizza Enterprises Ltd., Class L(c)	275,582	4,365,223
Downer EDI Ltd.	2,536,193	14,143,402
Security	Shares	Value
Australia (continued)
DroneShield Ltd.(b)(c)	3,192,723	$7,326,085
Dyno Nobel Ltd.	6,862,466	16,713,466
Eagers Automotive Ltd.	662,917	12,306,149
Elders Ltd.(c)	724,978	3,713,870
Emerald Resources NL(b)	2,021,533	9,504,161
Endeavour Group Ltd./Australia	5,818,989	14,948,672
EVT Ltd.	341,369	2,955,566
Firefinch Ltd., NVS(a)	4,681,624	33
Flight Centre Travel Group Ltd., Class L(c)	652,678	7,319,963
Gemlife Communities Group(b)	657,213	2,301,982
Generation Development Group Ltd.(c)	1,198,117	4,456,525
Genesis Minerals Ltd.(b)(c)	3,949,316	19,501,683
GPT Group(The)	7,318,527	26,888,351
GrainCorp Ltd., Class A	836,349	4,193,820
Greatland Resources Ltd.(b)	1,859,556	16,030,502
Greatland Resources Ltd.(b)	46,856	384,895
Growthpoint Properties Australia Ltd.	1,125,591	1,792,196
Guzman y Gomez Ltd.(c)	193,776	2,974,901
Hansen Technologies Ltd.	699,899	2,417,033
Harvey Norman Holdings Ltd.	2,100,554	9,439,287
Helia Group Ltd.	1,000,626	4,046,073
HMC Capital Ltd.	1,114,917	3,253,487
HomeCo Daily Needs REIT	6,653,139	5,969,891
HUB24 Ltd.	311,681	21,838,263
IDP Education Ltd.	1,078,445	4,693,083
IGO Ltd.(b)(c)	2,613,668	14,940,328
Iluka Resources Ltd.	1,651,537	6,052,691
Imdex Ltd.	1,962,740	5,073,358
Ingenia Communities Group	1,528,319	5,011,066
Inghams Group Ltd.	1,470,260	2,555,460
Insignia Financial Ltd.(b)	2,063,597	6,667,586
IperionX Ltd.(b)	1,152,115	5,773,660
IPH Ltd.(c)	963,337	2,499,671
IRESS Ltd.	715,946	4,030,782
JB Hi-Fi Ltd.	417,192	23,504,821
Judo Capital Holdings Ltd.(b)	3,827,376	4,823,180
Karoon Energy Ltd.	2,838,543	3,360,394
Kelsian Group Ltd.	721,932	1,960,627
L1 Group Ltd.(c)	2,967,474	2,528,139
Lendlease Corp. Ltd.	2,355,317	7,882,099
Leo Lithium Ltd., NVS(a)	4,370,759	30
Liontown Resources Ltd.(b)(c)	7,323,252	9,297,027
Lovisa Holdings Ltd.	250,767	5,378,542
MA Financial Group Ltd.	434,958	3,140,898
Maas Group Holdings Ltd.	648,319	2,450,784
Macquarie Technology Group Ltd.(b)(c)	54,960	2,672,598
Mader Group Ltd.	180,658	1,032,828
Magellan Financial Group Ltd.	654,970	3,959,542
McMillan Shakespeare Ltd.	232,072	2,751,238
Megaport Ltd.(b)(c)	613,496	4,899,075
Mesoblast Ltd.(b)(c)	3,422,074	6,002,643
Metcash Ltd.	4,170,511	9,614,773
Mineral Resources Ltd.(b)	681,320	26,800,004
Mirvac Group	15,148,758	21,038,081
Monadelphous Group Ltd.	354,112	7,619,162
Myer Holdings Ltd.(b)(c)	4,928,570	1,487,581
Nanosonics Ltd.(b)(c)	1,004,166	2,711,437
National Storage REIT	5,399,319	10,346,949
Netwealth Group Ltd.	464,564	7,871,492
Neuren Pharmaceuticals Ltd.(b)(c)	434,455	5,030,570
New Hope Corp. Ltd.	1,953,606	6,125,910
NEXTDC Ltd.(b)(c)	2,444,904	22,589,709
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
nib holdings Ltd.	1,875,839	$8,749,331
Nick Scali Ltd.	295,785	5,024,441
Nickel Industries Ltd.	8,158,350	5,164,762
Nine Entertainment Co. Holdings Ltd.	4,853,555	3,848,924
NRW Holdings Ltd.	1,672,829	6,035,940
Nufarm Ltd./Australia(b)	1,330,096	2,171,985
Nuix Ltd.(b)(c)	812,774	972,665
Objective Corp. Ltd.(c)	127,514	1,334,650
Ora Banda Mining Ltd.(b)	4,752,152	3,983,205
Orica Ltd.	1,786,693	31,828,507
Orora Ltd.	4,826,712	6,853,952
Paladin Energy Ltd.(b)(c)	1,667,309	15,632,436
Pantoro Gold Ltd.(b)	1,282,771	4,255,631
Perenti Ltd.	3,237,673	6,232,873
Perpetual Ltd.	436,760	5,469,233
Perseus Mining Ltd.	5,190,302	19,990,415
PEXA Group Ltd.(b)	505,674	4,834,747
Pilbara Minerals Ltd.(b)(c)	12,333,322	36,188,182
Pinnacle Investment Management Group Ltd.	646,222	7,578,451
PolyNovo Ltd.(b)(c)	2,414,857	1,696,507
Predictive Discovery Ltd.(b)	7,075,896	3,909,622
Premier Investments Ltd.	369,248	3,420,117
PWR Holdings Ltd.(c)	345,136	2,230,243
Qube Holdings Ltd.	6,447,566	21,325,755
Ramelius Resources Ltd.	7,372,414	22,705,666
Ramsay Health Care Ltd.	750,851	18,940,809
Redox Ltd./Australia(c)	772,274	1,697,846
Reece Ltd.	862,456	8,828,060
Region Group	4,480,716	7,186,817
Regis Healthcare Ltd.	745,866	3,497,034
Regis Resources Ltd.	2,884,945	15,037,066
Reliance Worldwide Corp. Ltd.	2,933,581	7,623,089
Resolute Mining Ltd.(b)	8,121,028	7,274,989
Sandfire Resources Ltd.(b)	1,739,332	23,601,052
SEEK Ltd.	1,362,474	19,789,216
Service Stream Ltd.	2,262,476	3,585,816
Silex Systems Ltd.(b)(c)	849,376	4,027,593
Sims Ltd.	626,096	8,766,076
SiteMinder Ltd.(b)	930,183	3,262,768
SmartGroup Corp. Ltd.	496,257	2,910,417
SRG Global Ltd.	2,211,322	4,637,087
Stanmore Resources Ltd.	1,380,097	2,888,991
Steadfast Group Ltd.	4,053,619	14,680,145
Super Retail Group Ltd.	599,788	6,120,391
Superloop Ltd.(b)	1,819,055	2,898,483
Supply Network Ltd.(c)	73,029	1,864,457
Tabcorp Holdings Ltd.	8,768,204	5,382,613
Technology One Ltd.	1,125,765	19,654,499
Telix Pharmaceuticals Ltd.(b)(c)	1,030,434	7,518,397
Temple & Webster Group Ltd.(b)	339,623	2,824,751
Treasury Wine Estates Ltd.	3,092,279	11,523,027
Tuas Ltd.(b)	1,150,342	5,689,506
Vault Minerals Ltd.(b)	3,974,707	15,210,299
Ventia Services Group Pty. Ltd.	3,202,696	12,826,672
Virgin Australia Holdings Ltd.(b)(c)	1,030,351	2,245,729
Viva Energy Group Ltd.(d)	4,340,597	5,433,748
Vulcan Energy Resources Ltd.(b)	1,422,480	3,900,162
Vulcan Steel Ltd.(c)	288,079	1,394,197
WA1 Resources Ltd., NVS(b)	192,267	2,266,452
Waypoint REIT Ltd.	2,393,284	4,079,480
WEB Travel Group Ltd.(b)	1,320,720	4,226,262
Westgold Resources Ltd.	3,597,965	17,168,400
Security	Shares	Value
Australia (continued)
Whitehaven Coal Ltd.	3,024,317	$18,477,510
Worley Ltd.	1,870,792	17,401,202
Yancoal Australia Ltd.(c)	1,524,408	6,101,991
Zip Co. Ltd.(b)	4,934,189	9,102,854
		1,492,748,386
Austria — 1.2%
Andritz AG	259,980	22,494,607
AT&S Austria Technologie & Systemtechnik AG(b)	96,888	4,355,742
BAWAG Group AG(d)	303,218	49,326,238
CA Immobilien Anlagen AG	126,422	3,772,406
CPI Europe AG(b)	127,346	2,349,030
DO & CO AG	29,521	6,900,561
EVN AG	140,261	4,726,047
Frequentis AG	6,299	618,228
Lenzing AG(b)(c)	72,681	2,194,245
Oesterreichische Post AG	130,462	5,087,887
Palfinger AG	58,701	2,522,384
Porr AG	75,129	3,089,902
UNIQA Insurance Group AG	469,691	8,706,642
Vienna Insurance Group AG Wiener Versicherung Gruppe	147,048	11,558,561
voestalpine AG	409,614	19,450,718
Wienerberger AG	421,522	13,933,207
		161,086,405
Belgium — 1.6%
Ackermans & van Haaren NV	88,993	26,330,196
Aedifica SA	182,817	16,098,505
Azelis Group NV	657,840	6,514,297
Barco NV	232,979	3,198,309
Bekaert SA	130,401	6,397,066
CMB Tech NV	138,905	1,800,050
CMB Tech NV	337,121	4,443,624
Cofinimmo SA	146,737	15,257,746
Colruyt Group NV	120,291	4,614,112
Deme Group NV	29,112	5,803,178
Fagron	253,686	6,669,236
Galapagos NV(b)(c)	129,393	4,377,780
Gimv NV	90,803	4,903,721
KBC Ancora	147,903	13,591,901
Kinepolis Group NV	55,018	1,742,533
Melexis NV	76,098	5,752,839
Montea NV	75,451	6,390,806
Ontex Group NV(b)(c)	244,308	1,420,894
Proximus SADP	585,048	5,337,905
Recticel SA(c)	155,843	1,885,767
Retail Estates NV	49,083	3,762,077
Shurgard Self Storage Ltd.	135,485	4,917,799
Solvay SA	285,780	8,413,413
Tessenderlo Group SA	85,071	2,759,418
Umicore SA	751,763	17,871,117
Vastned NV(b)	37,236	1,324,130
VGP NV	51,805	6,353,075
Warehouses De Pauw CVA	774,107	21,934,812
Xior Student Housing NV	152,748	5,083,587
		214,949,893
China — 0.1%
HBM Holdings Ltd.(b)(d)	2,527,000	3,855,297
Mobvista, Inc.(b)(d)	2,117,000	4,037,785
United Energy Group Ltd.(c)	45,768,000	3,769,063
		11,662,145
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark — 2.0%
AL Sydbank	196,474	$17,793,547
ALK-Abello A/S(b)	502,756	16,612,936
Alm Brand A/S	2,833,206	7,847,095
Ambu A/S, Class B(c)	719,605	9,758,349
Bavarian Nordic A/S(b)	303,086	9,234,814
cBrain A/S(c)	43,925	566,099
Chemometec A/S	66,600	6,436,749
D/S Norden A/S	77,855	3,516,733
DFDS A/S(b)	115,614	1,812,236
FLSmidth & Co. A/S	165,278	14,167,420
GN Store Nord A/S(b)(c)	520,545	9,137,557
Gubra AS(c)	24,979	1,792,933
H Lundbeck A/S	1,056,353	7,082,159
ISS A/S	534,164	20,258,004
Jyske Bank A/S, Registered	164,860	23,991,498
Matas A/S(c)	131,031	2,007,923
Netcompany Group A/S(b)(c)(d)	154,461	8,152,256
NKT A/S(b)	205,507	26,877,499
NTG Nordic Transport Group A/S, Class A(b)(c)	42,657	1,304,524
Per Aarsleff Holding A/S	66,487	9,481,237
Ringkjoebing Landbobank A/S	96,945	24,438,653
Royal Unibrew A/S	192,871	18,171,267
Scandinavian Tobacco Group A/S, Class A(d)	187,802	2,920,733
Schouw & Co. A/S	46,945	4,954,044
TORM PLC, Class A(c)	226,100	5,551,703
Zealand Pharma A/S(b)	245,887	16,444,301
		270,312,269
Finland — 1.1%
Citycon OYJ	324,224	1,461,180
Finnair OYJ	353,709	1,241,250
Harvia OYJ(c)	61,581	2,997,243
Hiab OYJ, Class B	149,107	8,860,139
Huhtamaki OYJ	376,997	13,230,614
Kalmar OYJ, Class B	145,887	7,458,881
Kemira OYJ	478,148	11,246,449
Kempower OYJ(b)(c)	87,192	1,675,432
Kojamo OYJ(b)	574,806	6,493,228
Konecranes OYJ	258,183	30,404,178
Mandatum OYJ	1,656,262	13,507,358
Marimekko OYJ	117,650	1,795,107
Metsa Board OYJ, Class B(c)	629,347	1,954,990
Nokian Renkaat OYJ	475,735	6,103,365
Outokumpu OYJ	1,452,266	8,153,817
Puuilo OYJ	309,405	4,514,730
QT Group OYJ(b)	72,377	2,275,891
Revenio Group OYJ	82,586	1,964,672
TietoEVRY OYJ	403,764	8,764,805
TietoEVRY OYJ, New	7,131	154,542
Tokmanni Group Corp.(c)	171,151	1,562,269
Valmet OYJ	564,976	19,359,776
YIT OYJ(b)	430,172	1,573,936
		156,753,852
France — 3.6%
Air France-KLM, NVS(b)	448,068	5,747,865
Altarea SCA	22,211	3,063,628
Alten SA	113,200	11,097,097
Antin Infrastructure Partners SA	129,443	1,595,402
Aperam SA	169,412	7,289,529
ARGAN SA, NVS	45,255	3,541,521
Arkema SA	214,901	12,941,777
Assystem SA(c)	24,418	1,373,277
Security	Shares	Value
France (continued)
Aubay	28,173	$1,999,187
Beneteau SACA	138,324	1,300,890
Canal+ SA, NVS(b)	2,643,542	11,430,280
Carmila SA	235,059	4,548,488
Cie des Alpes	77,308	2,380,215
Clariane SE(b)	414,300	1,871,074
Coface SA	399,998	7,315,623
Derichebourg SA	364,713	3,437,376
Elior Group SA(b)(d)	439,909	1,484,447
Elis SA	632,550	18,365,737
Emeis SA(b)	280,058	4,522,728
Equasens(c)	20,118	946,457
Eramet SA(c)	33,813	2,930,370
Etablissements Maurel et Prom SA	220,283	1,721,262
Eurazeo SE	151,662	9,110,184
Eutelsat Communications SACA(b)(c)	1,053,713	2,860,433
Exail Technologies SA, NVS(b)(c)	36,842	4,840,092
Exosens SAS(c)	115,154	7,376,828
Fnac Darty SA	45,369	1,910,107
Forvia SE(b)	609,705	9,954,911
Gaztransport Et Technigaz SA	141,169	30,414,632
GL Events SACA	29,979	1,142,955
ICADE	133,738	3,302,949
ID Logistics Group SACA(b)	12,172	5,903,916
Imerys SA	134,038	4,179,425
Interparfums SA	95,682	2,912,846
IPSOS SA	135,905	5,765,588
JCDecaux SE	282,897	5,579,791
Kaufman & Broad SA	48,460	1,803,112
LISI SA	79,572	5,044,610
Louis Hachette Group, NVS	2,550,701	5,017,232
Manitou BF SA	39,625	1,044,711
Medincell SA, NVS(b)	71,387	1,908,735
Mercialys SA	361,723	4,551,192
Mersen SA	84,686	2,589,363
Metropole Television SA	92,461	1,324,448
Nanobiotix SA, NVS(b)	119,245	2,463,131
Nexans SA	142,434	22,435,110
Nexity SA(b)(c)	163,690	1,850,871
Opmobility	219,254	4,200,842
OVH Groupe SAS, NVS(b)(c)	111,810	1,321,151
Peugeot Invest SA	19,352	1,672,664
Pierre Et Vacances SA, NVS(b)	496,664	1,065,989
Planisware SA, NVS	93,144	2,213,786
Pluxee NV, NVS	333,493	4,418,122
Quadient SA	96,411	1,824,486
Remy Cointreau SA(c)	90,366	4,309,482
Robertet SA	3,188	3,196,465
Rubis SCA	282,089	11,422,648
SCOR SE	618,207	20,145,617
SEB SA	95,034	5,360,720
Seche Environnement SACA, NVS(c)	8,754	816,100
SES SA, Class A	1,380,363	11,305,912
Societe BIC SA	77,463	4,990,083
SOITEC(b)	100,999	3,145,362
Sopra Steria Group	55,070	10,059,363
SPIE SA	545,663	29,898,988
Technip Energies NV	509,193	19,954,971
Teleperformance SE	205,395	13,267,566
Television Francaise 1 SA	154,713	1,495,350
Trigano SA	32,884	6,542,964
Ubisoft Entertainment SA(b)(c)	355,279	1,832,953
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Valeo SE	798,581	$11,153,292
Vallourec SACA	622,015	13,200,928
Valneva SE(b)(c)	524,751	2,430,647
Vicat SACA	60,583	5,613,645
Virbac SACA	15,726	6,555,677
Vivendi SE	2,548,510	7,110,186
Voltalia SA(b)(c)	154,589	1,300,543
VusionGroup	32,132	5,002,249
Wavestone(c)	28,816	2,057,331
Wendel SE	91,680	8,857,040
Worldline SA(b)(c)(d)	781,927	1,324,473
X-Fab Silicon Foundries SE(b)(d)	208,995	1,269,065
		486,528,062
Germany — 3.8%
1&1 AG(c)	107,026	3,408,406
Adesso SE	12,864	1,240,529
Aixtron SE	436,569	10,015,481
AlzChem Group AG	23,588	4,312,237
Aroundtown SA(b)	2,979,849	9,469,177
Atoss Software SE	36,080	4,158,180
Aumovio SE(b)	209,961	10,074,811
Aurubis AG(c)	121,086	22,865,148
Auto1 Group SE(b)	507,065	16,678,804
Bechtle AG(c)	313,622	16,255,709
Befesa SA(d)	129,060	4,726,908
Bilfinger SE	136,958	19,189,006
Cancom SE	96,294	3,239,947
Carl Zeiss Meditec AG, Bearer(c)	136,755	4,538,829
Ceconomy AG, NVS(b)	545,721	2,885,041
Cewe Stiftung & Co. KGaA	21,042	2,520,331
Dermapharm Holding SE(c)	51,459	2,125,840
Deutsche Pfandbriefbank AG(c)(d)	516,052	2,546,355
Deutz AG	554,256	7,097,638
Douglas AG(b)(c)	123,053	1,548,223
Duerr AG	199,020	5,304,565
Eckert & Ziegler SE	169,383	2,998,749
Elmos Semiconductor SE	30,687	4,176,045
Energiekontor AG(c)	26,981	1,226,134
Evotec SE(b)(c)	541,154	3,985,287
Fielmann Group AG	97,191	4,763,619
flatexDEGIRO AG	316,231	15,425,659
Fraport AG Frankfurt Airport Services Worldwide(b)	142,330	13,169,119
Freenet AG	457,190	16,508,745
Friedrich Vorwerk Group SE	26,539	2,850,963
Gerresheimer AG(c)	126,826	3,788,175
GFT Technologies SE(c)	66,847	1,646,137
Grand City Properties SA(b)	277,714	3,112,548
Grenke AG(c)	90,706	1,548,231
HelloFresh SE(b)	545,867	3,585,473
Hornbach Holding AG & Co. KGaA	39,614	3,785,296
Hugo Boss AG	162,550	6,739,913
Hypoport SE(b)(c)	15,713	1,832,757
IONOS Group SE(b)	189,370	6,105,292
Jenoptik AG	198,482	6,263,958
JOST Werke SE(d)	55,492	4,115,917
K+S AG, Registered(c)	654,908	10,730,509
KION Group AG	275,836	19,483,622
Kloeckner & Co. SE(c)	209,393	2,727,781
Kontron AG(c)	149,007	4,134,071
Krones AG	54,474	8,765,943
Lanxess AG	329,571	6,807,404
MBB SE	6,347	1,636,542
Security	Shares	Value
Germany (continued)
Mutares SE & Co. KGaA(c)	53,925	$2,083,949
Nagarro SE(c)	31,758	2,669,037
Nordex SE(b)	499,024	19,979,128
Norma Group SE(c)	102,619	1,786,211
Northern Data AG(b)(c)	49,947	763,768
Patrizia SE(c)	160,753	1,626,858
Pfisterer Holding SE(b)	27,975	2,420,408
PNE AG(c)	102,045	1,196,284
ProSiebenSat.1 Media SE(c)	221,738	1,325,381
Puma SE	396,404	10,132,892
Redcare Pharmacy NV(b)(c)(d)	62,557	4,622,757
RENK Group AG	326,218	21,002,529
RTL Group SA(b)(c)	147,712	6,440,214
SAF-Holland SE	172,481	3,467,431
Salzgitter AG	92,563	4,967,044
Schaeffler AG(c)	725,868	8,560,960
Schott Pharma AG & Co. KGaA	144,119	2,451,267
Secunet Security Networks AG(c)	6,085	1,709,402
Siltronic AG(c)	51,327	3,186,820
Sixt SE	52,671	4,127,375
SMA Solar Technology AG(b)	59,663	2,595,519
Stabilus SE	91,246	2,094,719
Stroeer SE & Co. KGaA	129,493	5,177,304
Suedzucker AG(c)	244,806	2,802,779
SUESS MicroTec SE(c)	72,304	4,252,840
TAG Immobilien AG	724,276	12,287,589
TeamViewer SE(b)(c)(d)	577,285	3,859,920
thyssenkrupp AG	1,909,104	25,449,739
Thyssenkrupp Nucera AG & Co. KGaa(b)(c)(d)	94,823	1,007,938
Tkms AG& Co. KGaA(b)	97,491	11,423,196
United Internet AG, Registered(e)	330,542	10,753,499
Verbio SE(b)(c)	88,118	2,602,011
Vossloh AG(c)	37,340	3,574,539
Wacker Chemie AG(c)	69,724	5,662,464
Wacker Neuson SE	108,777	2,484,337
Wuestenrot & Wuerttembergische AG	93,181	1,658,612
		518,321,774
Hong Kong — 1.7%
ASMPT Ltd.	1,188,500	15,849,808
Bank of East Asia Ltd.(The)	3,590,800	6,858,795
Bright Smart Securities & Commodities Group Ltd.(b)	3,242,000	3,672,083
Brightoil Petroleum Holdings Ltd.(a)	12,938,512	17
Cafe de Coral Holdings Ltd.(c)	1,390,000	836,267
Chow Sang Sang Holdings International Ltd.	1,432,000	2,681,090
CITIC Telecom International Holdings Ltd.	6,528,000	2,148,654
Comba Telecom Systems Holdings Ltd.	7,328,000	2,133,550
Cowell e Holdings, Inc.(b)(c)	983,000	3,822,300
Crystal International Group Ltd.(d)	2,247,000	2,118,764
Dah Sing Banking Group Ltd.	1,615,200	2,300,778
Dah Sing Financial Holdings Ltd.	715,600	3,460,445
Deep Source Holdings Ltd.(b)(c)	19,230,000	2,027,981
DFI Retail Group Holdings Ltd.	1,301,800	5,360,320
Dream International Ltd.	702,000	797,962
Envision Greenwise Holdings Ltd.(b)(c)	5,327,000	2,244,764
First Pacific Co. Ltd.	8,746,000	6,843,260
Fortune REIT	5,906,000	3,838,459
Great Eagle Holdings Ltd.	591,000	1,220,107
Guotai Junan International Holdings Ltd.	11,014,000	3,766,874
Hang Lung Group Ltd.	3,096,000	6,669,869
Hang Lung Properties Ltd.	6,994,000	8,439,472
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Health and Happiness H&H International Holdings Ltd.	920,500	$1,802,064
HKBN Ltd.	551,500	493,463
Hysan Development Co. Ltd.	2,360,000	6,481,448
Jiaxin International Resources Investment Ltd.(b)	348,800	3,594,219
Johnson Electric Holdings Ltd.(c)	1,420,250	4,892,070
JS Global Lifestyle Co. Ltd.(b)(c)(d)	3,802,500	871,273
Kerry Logistics Network Ltd.(c)	1,391,388	1,256,095
Kerry Properties Ltd.	2,190,500	6,649,838
Luk Fook Holdings International Ltd.(c)	1,242,000	5,102,300
Man Wah Holdings Ltd.	6,037,200	3,744,558
Melco International Development Ltd.(b)(c)	3,458,500	1,869,657
Melco Resorts & Entertainment Ltd., ADR(b)	610,456	3,699,363
MGM China Holdings Ltd.	3,658,000	5,841,335
New World Development Co. Ltd.(b)	5,261,000	7,654,579
NWS Holdings Ltd.	4,299,900	5,037,065
OSL Group Ltd.(b)(c)	1,687,631	3,623,512
Pacific Basin Shipping Ltd.	17,000,000	6,676,466
PAX Global Technology Ltd.	2,819,000	1,778,993
PCCW Ltd.	16,373,000	12,236,284
Realord Group Holdings Ltd.(b)(c)	1,662,000	3,325,234
SJM Holdings Ltd.(b)(c)	10,756,000	3,301,085
SmarTone Telecommunications Holdings Ltd.	1,278,000	799,967
Stella International Holdings Ltd.(c)	2,261,000	4,179,265
SUNeVision Holdings Ltd.(c)	2,759,000	2,353,916
Time Interconnect Technology Ltd.(c)	2,270,000	4,491,682
United Laboratories International Holdings Ltd.(The)	4,150,000	6,318,816
Vitasoy International Holdings Ltd.(c)	2,602,000	2,327,580
Viva Goods Co. Ltd.(b)(c)	13,680,000	1,120,754
Vobile Group Ltd.(b)(c)	7,163,000	4,441,909
VSTECS Holdings Ltd.	2,588,000	2,560,596
VTech Holdings Ltd.	628,300	4,892,879
Wynn Macau Ltd.	5,998,400	4,438,960
Xinyi Electric Storage Holdings Ltd.(b)	1	—
Xinyi Glass Holdings Ltd.(c)	6,641,000	8,677,883
Yue Yuen Industrial Holdings Ltd.(c)	3,037,500	6,774,523
		230,401,250
Ireland — 0.2%
Cairn Homes PLC	2,384,177	5,891,663
Glanbia PLC	780,530	15,016,010
Glenveagh Properties PLC(b)(d)	2,169,401	5,034,994
Irish Residential Properties REIT PLC	2,124,906	2,543,944
Uniphar PLC	945,760	4,283,764
		32,770,375
Israel — 4.8%
Africa Israel Residences Ltd.(c)	24,606	2,304,826
Airport City Ltd.(b)	226,575	4,214,921
Alony Hetz Properties & Investments Ltd.(c)	590,732	7,794,843
Amot Investments Ltd.	927,948	7,185,790
Aryt Industries Ltd.	213,854	4,260,796
Ashtrom Group Ltd.(c)	193,055	4,268,216
Aura Investments Ltd.(c)	612,432	4,318,565
Azorim-Investment Development & Construction Co. Ltd.(c)	287,806	1,842,052
Bet Shemesh Engines Holdings 1997 Ltd.(b)	28,384	7,168,756
Bezeq The Israeli Telecommunication Corp. Ltd.	10,616,067	27,264,012
Big Shopping Centers Ltd.	61,320	14,749,504
Blue Square Real Estate Ltd.	22,368	3,264,016
Camtek Ltd./Israel(b)(c)	113,181	16,916,251
Carasso Motors Ltd.(c)	133,265	1,597,929
Security	Shares	Value
Israel (continued)
Cellcom Israel Ltd.	442,702	$5,256,790
Cellebrite DI Ltd.(b)(c)	421,578	6,201,412
Clal Insurance Enterprises Holdings Ltd.	275,190	20,013,760
Danel Adir Yeoshua Ltd.	20,158	3,071,408
Danya Cebus Ltd.(c)	41,792	1,950,963
Delek Automotive Systems Ltd.(c)	200,706	1,498,742
Delek Group Ltd.	35,021	9,855,557
Delta Galil Ltd.	42,643	2,322,242
Doral Group Renewable Energy Resources Ltd.(b)	332,857	4,656,387
El Al Israel Airlines(c)	1,163,121	6,577,692
Elco Ltd.(c)	37,854	1,987,011
Electra Consumer Products 1970 Ltd.	49,198	1,576,895
Electra Ltd./Israel(c)	161,619	5,605,479
Electra Real Estate Ltd.(b)(c)	122,002	2,239,460
Energix-Renewable Energies Ltd.(c)	1,045,943	6,648,135
Enlight Renewable Energy Ltd.(b)	502,136	28,337,031
Equital Ltd.(b)(c)	91,597	4,287,024
Etoro Group Ltd., Class A(b)	54,586	1,604,828
Fattal Holdings 1998 Ltd.(b)	28,148	5,790,515
FIBI Holdings Ltd.	69,294	6,166,622
First International Bank Of Israel Ltd.(The)	213,903	18,160,754
Fiverr International Ltd.(b)(c)	122,891	2,058,424
Formula Systems 1985 Ltd.	38,820	6,195,456
Fox Wizel Ltd.(c)	32,482	3,279,348
G City Ltd.	413,845	1,274,490
Gav-Yam Lands Corp. Ltd.	182,374	2,352,287
Global-e Online Ltd.(b)	424,241	15,506,009
Harel Insurance Investments & Financial Services Ltd.	433,629	19,889,871
Hilan Ltd.	62,164	4,959,939
Inmode Ltd.(b)	224,202	3,522,213
Inrom Construction Industries Ltd.(c)	384,917	2,505,931
Isracard Ltd.	759,193	3,601,143
Israel Canada T.R Ltd.(c)	704,744	3,976,686
Israel Corp Ltd.(c)	14,657	4,380,825
Isras Holdings Ltd.(b)	13,899	1,978,365
Isras Investment Co. Ltd.	4,911	1,553,572
Isrotel Ltd.	61,476	3,421,586
Ituran Location and Control Ltd.	60,325	2,692,305
Kenon Holdings Ltd.	80,307	5,727,013
Kornit Digital Ltd.(b)	177,785	2,302,316
Kvutzat Acro Ltd.(c)	104,657	1,460,825
M Yochananof & Sons Ltd.	18,731	2,232,262
Magic Software Enterprises Ltd.	103,294	2,691,532
Matrix IT Ltd.	133,295	5,982,891
Mega Or Holdings Ltd.(c)	90,565	9,854,874
Meitav Investment House Ltd.	133,453	5,196,924
Melisron Ltd.	94,331	12,359,073
Menora Mivtachim Holdings Ltd.	83,716	10,757,098
Meshek Energy Renewable Energies Ltd.(b)	1,176,890	4,073,836
Migdal Insurance & Financial Holdings Ltd.(c)	2,230,030	11,965,495
Mivne Real Estate KD Ltd.	2,179,329	10,155,946
Nayax Ltd.(b)	55,267	3,102,671
Next Vision Stabilized Systems Ltd.	278,821	25,087,728
Oddity Tech Ltd., Class A(b)(c)	157,703	5,178,966
Oil Refineries Ltd.	8,679,952	2,856,307
One Software Technologies Ltd.	172,954	4,971,861
OPC Energy Ltd.(b)(c)	620,688	16,884,791
OY Nofar Energy Ltd.(b)(c)	105,921	5,290,491
Partner Communications Co. Ltd.	578,523	7,029,749
Paz Retail & Energy Ltd.	38,457	9,404,419
Prashkovsky Investments and Construction Ltd.(c)	25,721	1,298,567
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Radware Ltd.(b)(c)	131,595	$3,178,019
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	35,817	4,082,444
Reit 1 Ltd.	759,400	6,666,960
Retailors Ltd.	78,263	1,116,942
Riskified Ltd., Class A(b)(c)	337,728	1,438,721
Sella Capital Real Estate Ltd.	928,046	3,324,350
Shapir Engineering and Industry Ltd.(c)	617,632	5,934,955
Shikun & Binui Ltd.(b)(c)	1,403,756	8,184,219
Shufersal Ltd.	754,908	9,749,669
SimilarWeb Ltd.(b)(c)	170,019	885,799
Strauss Group Ltd.	220,901	8,337,330
Summit Real Estate Holdings Ltd.	156,950	3,193,540
Tamar Petroleum Ltd.(d)	130,336	1,436,381
Tel Aviv Stock Exchange Ltd.	355,225	13,647,870
Tower Semiconductor Ltd.(b)	427,980	56,512,190
Turpaz Industries Ltd.	187,172	4,718,960
YD More Investments Ltd.	141,108	2,185,006
YH Dimri Construction & Development Ltd.(c)	38,047	4,830,585
ZIM Integrated Shipping Services Ltd.(c)	461,643	10,169,995
		649,567,204
Italy — 3.0%
A2A SpA	5,998,103	18,095,063
ACEA SpA	201,025	5,603,027
Amplifon SpA	475,761	7,670,531
Ariston Holding NV	315,334	1,778,391
Arnoldo Mondadori Editore SpA	497,448	1,255,954
Ascopiave SpA	272,720	1,087,826
Avio SpA	108,986	4,485,516
Azimut Holding SpA	440,322	18,600,921
Banca Generali SpA	222,404	14,985,593
Banca IFIS SpA	115,527	3,762,049
Banca Popolare di Sondrio SpA	342,157	6,995,865
Banco di Desio e della Brianza SpA	136,522	1,509,740
BFF Bank SpA(b)(d)	683,581	6,554,985
Bio On SpA(a)(c)	19,879	—
Brembo NV	562,571	6,767,356
Brunello Cucinelli SpA(c)	129,482	12,410,103
Carel Industries SpA(d)	193,643	4,820,228
Cembre SpA	21,168	1,746,367
Cementir Holding NV	187,655	4,219,410
CIR SpA-Compagnie Industriali(b)	2,487,867	2,062,100
Credito Emiliano SpA	290,526	5,343,666
d'Amico International Shipping SA	186,854	1,319,798
Danieli & C Officine Meccaniche SpA(c)	35,029	2,586,126
De' Longhi SpA	262,842	11,619,504
DiaSorin SpA	86,057	7,377,055
El.En. SpA	184,998	3,028,782
Enav SpA(d)	1,029,701	5,942,963
ERG SpA	201,470	5,361,910
Ferretti SpA(c)	526,910	2,247,038
Fila SpA(c)	120,464	1,308,359
Fincantieri SpA(b)	370,683	7,036,156
GVS SpA(b)(c)(d)	287,787	1,416,139
Hera SpA	3,124,440	15,461,929
Industrie De Nora SpA	124,644	1,124,744
Intercos SpA, NVS	199,593	3,020,393
Interpump Group SpA	289,811	16,813,395
Iren SpA	2,238,378	7,164,694
Italgas SpA	2,325,121	27,934,420
Italmobiliare SpA	49,802	1,644,471
Iveco Group NV	776,602	17,371,567
Security	Shares	Value
Italy (continued)
Juventus Football Club SpA, NVS(b)(c)	427,198	$1,299,667
Lottomatica Group SpA	956,422	23,526,181
LU-VE SpA, NVS	32,607	1,552,168
Maire SpA	564,376	9,860,973
MARR SpA(c)	126,924	1,348,232
MFE-MediaForEurope NV, Class A	942,814	3,516,992
MFE-MediaForEurope NV, Class B(c)	261,937	1,259,164
NewPrinces SpA, NVS(b)	75,006	1,746,029
OVS SpA(d)	597,705	3,378,428
Pharmanutra SpA	13,498	1,010,634
Piaggio & C SpA(c)	692,782	1,432,722
Pirelli & C SpA(d)	1,520,782	11,451,807
RAI Way SpA(d)	354,807	2,405,844
Reply SpA	85,062	11,151,882
Saipem SpA	4,940,864	18,247,872
Salvatore Ferragamo SpA(b)(c)	193,765	1,526,435
Sanlorenzo SpA/Ameglia	55,053	2,109,416
Sesa SpA	29,814	3,162,606
SOL SpA	146,414	7,879,250
Tamburi Investment Partners SpA	381,103	4,314,417
Technogym SpA(d)	426,428	8,905,050
Technoprobe SpA(b)	498,991	9,260,372
Webuild SpA	1,600,198	6,627,872
Wiit SpA	35,771	1,107,914
Zignago Vetro SpA(c)	123,114	1,105,831
		408,721,892
Japan — 35.3%
77 Bank Ltd.(The)	233,900	12,845,677
ABC-Mart, Inc.	377,600	6,042,430
Acom Co. Ltd.	1,528,000	5,054,671
Activia Properties, Inc.	7,956	7,430,375
ADEKA Corp.	297,000	8,828,122
Advance Residence Investment Corp.	11,041	11,982,701
AEON Financial Service Co. Ltd.	405,900	4,430,681
Aeon Hokkaido Corp.	141,200	855,457
AEON REIT Investment Corp.	6,148	5,321,083
Ai Holdings Corp.	158,400	2,730,737
Aica Kogyo Co. Ltd.	205,500	4,664,554
Aichi Corp.	113,800	1,003,320
Aichi Financial Group, Inc., NVS	139,900	4,963,751
Aichi Steel Corp.	121,300	2,415,412
Aiful Corp.	1,224,600	4,354,329
Ain Holdings, Inc.	100,300	4,188,508
Air Water, Inc.	704,900	10,699,828
Aisan Industry Co. Ltd.	122,700	1,746,465
Alfresa Holdings Corp.	624,900	10,063,935
Alpen Co. Ltd.	59,500	835,000
Alps Alpine Co. Ltd.	638,700	8,365,625
ALSOK Co. Ltd.	1,361,600	10,548,193
Amada Co. Ltd.	1,186,200	15,195,993
Amano Corp.	196,500	4,987,085
and ST HD Co., Ltd.	100,580	1,810,097
Anritsu Corp.	497,100	6,888,295
Anycolor, Inc.	118,400	3,379,917
AOKI Holdings, Inc.	138,000	1,647,958
Aoyama Trading Co. Ltd.	162,800	2,763,286
Aozora Bank Ltd.	402,300	6,517,695
Appier Group, Inc.(c)	263,100	1,767,128
Arata Corp.	100,200	1,999,060
Arclands Corp.	204,862	2,536,651
Arcs Co. Ltd.	135,100	3,035,190
ARE Holdings, Inc.	293,200	6,873,524
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Argo Graphics, Inc.	245,000	$2,281,796
Ariake Japan Co. Ltd.	69,400	2,515,881
Artience Co. Ltd.	135,800	3,255,711
As One Corp.	229,700	3,450,317
Asahi Intecc Co. Ltd.	833,400	13,892,911
Asahi Yukizai Corp.	54,900	1,918,192
ASKUL Corp.	118,500	1,046,653
Atom Corp.(b)(c)	482,300	1,886,678
Autobacs Seven Co. Ltd.	246,800	2,629,053
Awa Bank Ltd.(The)	111,400	3,746,057
Axial Retailing, Inc.	216,400	1,625,023
Azbil Corp.	1,754,300	15,353,116
AZ-COM MARUWA Holdings, Inc.	244,900	1,571,900
Bank of Nagoya Ltd.(The)	119,100	3,773,856
BayCurrent, Inc.	535,600	18,872,022
Belc Co. Ltd.	35,800	1,773,539
Bell System24 Holdings, Inc.	115,400	1,070,086
Belluna Co. Ltd.	142,500	897,409
Bic Camera, Inc.	362,800	4,031,454
BIPROGY, Inc.	288,800	9,590,861
Blue Zones Holdings Co. Ltd.	79,000	4,532,444
BML, Inc.	85,100	2,153,614
Brother Industries Ltd.	885,900	18,061,368
Bunka Shutter Co. Ltd.	202,200	2,643,798
C Uyemura & Co. Ltd.	36,000	4,163,282
Calbee, Inc.	308,400	6,034,166
Canon Electronics, Inc.	73,900	1,734,381
Canon Marketing Japan, Inc.	184,400	8,045,115
Casio Computer Co. Ltd.	777,500	7,601,615
CCI Group, Inc.	762,100	4,571,094
Central Automotive Products Ltd.	115,000	1,554,940
Central Glass Co. Ltd.	80,900	1,907,118
Change Holdings, Inc.(c)	158,500	1,078,152
Chiyoda Corp.(b)	595,500	4,949,915
Chudenko Corp.	96,400	2,749,631
Chugin Financial Group, Inc., NVS	561,100	10,156,055
Chugoku Electric Power Co., Inc.(The)	1,180,400	7,534,578
Chugoku Marine Paints Ltd.	148,400	4,185,461
Citizen Watch Co. Ltd.	755,800	6,679,915
CKD Corp.	211,100	5,630,914
Coca-Cola Bottlers Japan Holdings, Inc.	490,300	10,936,965
Colowide Co. Ltd.(c)	341,300	3,893,435
Comforia Residential REIT, Inc.	7,422	5,360,502
COMSYS Holdings Corp.	431,200	13,472,390
Cosmo Energy Holdings Co. Ltd.	386,800	11,599,020
Cosmos Pharmaceutical Corp.	154,100	6,903,107
Cover Corp.(b)	150,000	1,578,317
CRE Logistics REIT, Inc.	2,182	2,350,561
Create Restaurants Holdings, Inc.(c)	989,100	4,733,714
Create SD Holdings Co. Ltd.	97,000	2,037,493
Credit Saison Co. Ltd.	467,500	12,621,601
CyberAgent, Inc.	1,648,000	14,950,794
Cybozu, Inc.	89,300	1,377,237
Daicel Corp.	814,700	7,690,924
Dai-Dan Co. Ltd.	341,800	5,928,740
Daido Steel Co. Ltd.	495,900	6,370,249
Daiei Kankyo Co. Ltd.(c)	153,900	4,059,167
Daihen Corp.	69,300	5,225,274
Daiichikosho Co. Ltd.	268,300	2,901,025
Daikokutenbussan Co. Ltd.(c)	25,400	833,973
Daio Paper Corp.	347,000	2,177,559
Daiseki Co. Ltd.	147,560	3,316,494
Security	Shares	Value
Japan (continued)
Daishi Hokuetsu Financial Group, Inc.	789,300	$9,410,105
Daiwa House REIT Investment Corp.	16,695	14,546,856
Daiwa Industries Ltd.	101,100	1,016,710
Daiwa Office Investment Corp.(c)	2,176	5,184,225
Daiwa Securities Living Investments Corp.	7,767	5,764,064
Daiwabo Holdings Co. Ltd.	299,000	5,880,083
DCM Holdings Co. Ltd.	369,700	3,898,023
DeNA Co. Ltd.(c)	282,100	4,626,131
Denka Co. Ltd.	317,900	6,118,886
Dentsu Group, Inc.	763,200	14,814,882
Dentsu Soken, Inc.	298,000	4,697,396
Dexerials Corp.	643,600	11,291,469
DIC Corp.	289,300	7,080,578
Digital Arts, Inc.	44,900	1,630,758
Digital Garage, Inc.	77,400	1,263,028
Dip Corp.	132,000	1,751,965
DMG Mori Co. Ltd.	516,100	9,108,257
Doshisha Co. Ltd.	79,400	1,659,864
Doutor Nichires Holdings Co. Ltd.	103,900	1,893,241
Dowa Holdings Co. Ltd.	198,700	11,768,602
DTS Corp.	503,800	4,104,203
Duskin Co. Ltd.	146,400	4,021,093
DyDo Group Holdings, Inc.	73,100	1,166,625
Eagle Industry Co. Ltd.	76,700	1,536,265
Earth Corp.	58,600	1,851,602
EDION Corp.	302,900	4,146,220
Eiken Chemical Co. Ltd.	113,500	1,757,637
Eizo Corp.	109,400	1,531,831
Elecom Co. Ltd.	157,200	1,680,009
Electric Power Development Co. Ltd., Class C	560,200	11,897,653
ES-Con Japan Ltd.	175,100	1,351,978
Exedy Corp.	102,400	3,773,493
EXEO Group, Inc.	716,400	11,952,580
Ezaki Glico Co. Ltd.	181,700	6,526,837
FCC Co. Ltd.	144,900	3,527,679
Ferrotec Corp.	164,300	6,281,761
Financial Products Group Co. Ltd.	229,500	3,015,044
Food & Life Companies Ltd.	422,400	23,075,694
FP Corp.	168,400	2,866,667
Freee KK(b)(c)	172,100	3,024,740
Frontier Real Estate Investment Corp.	9,359	5,513,642
Fuji Co. Ltd./Ehime	115,200	1,569,967
Fuji Corp./Aichi	280,800	6,918,026
Fuji Kyuko Co. Ltd.	85,200	1,128,586
Fuji Media Holdings, Inc.	179,500	4,520,032
Fuji Oil Co. Ltd.	166,100	4,348,098
Fuji Seal International, Inc.	150,200	3,106,236
Fujimi, Inc.	200,600	3,545,945
Fujita Kanko, Inc.	143,700	2,316,145
Fukuda Denshi Co. Ltd.(c)	60,600	3,322,922
Fukuoka Financial Group, Inc.	662,600	24,094,674
Fukuoka REIT Corp.	2,619	3,157,840
Fukuyama Transporting Co. Ltd.	69,000	2,052,013
Funai Soken Holdings, Inc.	268,920	1,949,322
Furukawa Electric Co. Ltd.	257,800	22,456,687
Furuno Electric Co. Ltd.	92,200	4,255,190
Fuso Chemical Co. Ltd.	74,800	3,605,192
Future Corp.	164,700	2,021,068
Fuyo General Lease Co. Ltd.	192,000	5,399,412
Galilei Co. Ltd.	92,500	2,307,469
GENDA, Inc.(b)(c)	364,300	1,579,492
Genky DrugStores Co. Ltd.	65,800	1,792,110
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Global One Real Estate Investment Corp.	3,712	$3,275,137
Glory Ltd.	167,500	4,363,010
GLP J-REIT	17,424	16,009,904
GMO Financial Holdings, Inc.(c)	139,200	801,071
GMO internet group, Inc.	241,100	6,008,499
GMO Payment Gateway, Inc.	160,600	9,275,600
GNI Group Ltd.(b)	218,397	3,614,624
Goldcrest Co. Ltd.	61,200	1,315,444
Goldwin, Inc.	221,300	3,693,310
GS Yuasa Corp.	309,200	7,197,715
GungHo Online Entertainment, Inc.(b)	154,730	2,629,782
Gunma Bank Ltd.(The)	1,227,300	15,451,346
Gunze Ltd.	119,100	3,462,102
H.U. Group Holdings, Inc.	215,200	4,469,892
H2O Retailing Corp.	344,300	4,714,799
Hachijuni Bank Ltd.(The)	1,413,000	17,653,131
Hakuhodo DY Holdings, Inc.	817,000	6,104,604
Hakuto Co. Ltd.	44,100	1,184,010
Halows Co. Ltd.	28,500	838,156
Hamakyorex Co. Ltd.	224,400	2,661,787
Hamamatsu Photonics KK	1,098,000	12,269,340
Hankyu Hanshin REIT, Inc.	2,404	2,548,565
Hanwa Co. Ltd.	124,000	6,305,913
Happinet Corp.	113,200	2,027,797
Harmonic Drive Systems, Inc.	242,400	5,339,136
Haseko Corp.	922,300	18,903,794
Hazama Ando Corp.	554,700	7,172,941
Heiwa Corp.	212,400	2,782,264
Heiwa Real Estate Co. Ltd.	152,600	2,233,035
Heiwa Real Estate REIT, Inc.	4,315	4,254,775
Heiwado Co. Ltd.	95,900	1,827,444
Hiday Hidaka Corp.	98,200	1,973,456
Hino Motors Ltd.(b)	1,102,000	2,966,265
Hioki EE Corp	32,600	1,298,333
Hirogin Holdings, Inc.	925,000	10,476,459
Hirose Electric Co. Ltd.	108,400	11,703,054
HIS Co. Ltd.	230,600	1,915,343
Hisamitsu Pharmaceutical Co., Inc.	188,800	7,777,658
Hitachi Construction Machinery Co. Ltd.	370,000	12,098,627
Hogy Medical Co. Ltd.	77,700	3,358,833
Hokkaido Electric Power Co., Inc.	664,500	4,509,715
Hokuetsu Corp.	404,100	2,375,259
Hokuhoku Financial Group, Inc.	400,300	13,757,845
Hokuriku Electric Power Co.	650,500	4,114,430
Horiba Ltd.	130,900	15,525,473
Hoshino Resorts REIT, Inc.	2,260	3,751,899
Hoshizaki Corp.	416,100	13,716,770
Hosiden Corp.	154,000	2,565,487
House Foods Group, Inc.	227,200	4,396,164
Hulic REIT, Inc.	4,979	5,542,785
Hyakugo Bank Ltd.(The)	774,400	7,042,582
Hyakujushi Bank Ltd.(The)	86,800	4,693,536
Ibiden Co. Ltd.(c)	917,200	48,349,952
Ichibanya Co. Ltd.(c)	306,700	1,778,480
Ichigo Office REIT Investment Corp.	3,943	2,475,990
Ichigo, Inc.	801,800	2,115,901
IDOM, Inc.	238,300	2,346,016
Iida Group Holdings Co. Ltd.	591,900	9,775,640
Iino Kaiun Kaisha Ltd.	265,900	2,698,083
Imperial Hotel Ltd.(c)	160,200	1,443,487
Inaba Denki Sangyo Co. Ltd.	385,000	6,412,657
Inabata & Co. Ltd.	159,800	4,044,619
Security	Shares	Value
Japan (continued)
Industrial & Infrastructure Fund Investment Corp.	9,318	$9,023,934
Infomart Corp.	776,200	2,268,309
Infroneer Holdings, Inc.	731,428	10,955,027
Integral Corp.(c)	39,300	903,149
Internet Initiative Japan, Inc.	417,500	6,746,010
Invincible Investment Corp.	29,403	12,452,707
Ise Chemicals Corp.(c)	69,600	2,674,331
Isetan Mitsukoshi Holdings Ltd., Class L	1,235,500	19,828,007
Ito En Ltd.	231,300	4,274,454
Itochu Enex Co. Ltd.	176,700	2,189,149
Itochu-Shokuhin Co. Ltd.	18,700	1,335,796
Itoham Yonekyu Holdings, Inc.	109,640	4,268,436
Itoki Corp.	157,500	2,656,446
Iwatani Corp.	715,600	8,487,725
Iyogin Holdings, Inc., NVS	895,800	16,675,277
Izumi Co. Ltd.	129,000	2,551,924
J Front Retailing Co. Ltd.	924,600	13,498,329
JAC Recruitment Co. Ltd.	266,800	1,707,352
Jaccs Co. Ltd.	85,000	2,329,996
JAFCO Group Co. Ltd.	192,800	3,043,576
Japan Airport Terminal Co. Ltd.	248,000	7,765,738
Japan Aviation Electronics Industry Ltd.	175,600	2,743,448
Japan Elevator Service Holdings Co. Ltd.	543,700	5,724,657
Japan Excellent, Inc.	4,437	4,289,062
Japan Hotel REIT Investment Corp.	19,505	10,486,820
Japan Lifeline Co. Ltd.	221,200	2,209,496
Japan Logistics Fund, Inc.	9,532	6,227,227
Japan Material Co. Ltd.	262,800	3,047,595
Japan Metropolitan Fund Invest	27,573	21,702,210
Japan Petroleum Exploration Co. Ltd.	587,600	7,234,354
Japan Prime Realty Investment Corp.	12,714	8,622,298
Japan Pulp & Paper Co. Ltd.	369,800	2,304,626
Japan Real Estate Investment Corp.	24,505	19,770,482
Japan Securities Finance Co. Ltd.	299,400	4,118,267
Japan Steel Works Ltd.(The)	241,500	13,367,663
Japan Wool Textile Co. Ltd.(The)	167,000	2,012,549
JCU Corp.	74,700	2,730,455
Jeol Ltd.	167,600	6,761,489
JGC Holdings Corp.	845,800	11,853,096
JINS Holdings, Inc.	48,100	1,610,094
JMDC, Inc.	98,000	2,153,170
Joyful Honda Co. Ltd.	193,800	2,665,760
JTEKT Corp.	839,300	9,910,324
Juroku Financial Group, Inc.	113,300	6,024,722
Justsystems Corp.	87,400	2,699,505
JVCKenwood Corp.	565,700	4,597,950
K&O Energy Group, Inc.	46,900	1,287,156
Kadokawa Corp.	315,534	6,669,272
Kaga Electronics Co. Ltd.	143,400	3,601,345
Kagome Co. Ltd.	321,800	5,698,618
Kakaku.com, Inc.	488,800	6,671,224
Kaken Pharmaceutical Co. Ltd.	109,200	2,870,164
Kameda Seika Co. Ltd.	55,700	1,404,562
Kamigumi Co. Ltd.	307,400	10,757,706
Kanadevia Corp.	621,400	4,102,924
Kanamoto Co. Ltd.	109,100	2,631,382
Kandenko Co. Ltd.	393,200	14,156,136
Kaneka Corp.	160,300	4,860,912
Kanematsu Corp.	607,000	7,972,751
Kansai Paint Co. Ltd.	544,700	8,693,067
Kasumigaseki Capital Co. Ltd.	72,300	3,508,597
Katitas Co. Ltd.	195,300	3,858,848
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kato Sangyo Co. Ltd.	78,300	$3,295,722
KDX Realty Investment Corp.	15,822	17,116,813
KeePer Technical Laboratory Co. Ltd.	48,000	993,819
Keihan Holdings Co. Ltd.	369,700	8,212,419
Keihanshin Building Co. Ltd.	108,300	1,343,016
Keikyu Corp.	795,700	7,820,393
Keio Corp.	390,100	9,729,621
Keisei Electric Railway Co. Ltd.	1,486,000	11,742,534
Keiyo Bank Ltd.(The)	360,200	4,327,841
Kewpie Corp.(c)	381,200	10,677,837
KH Neochem Co. Ltd.	121,800	2,003,441
Kinden Corp.	460,400	20,372,671
Kintetsu Group Holdings Co. Ltd., Class L	695,000	14,423,908
Kissei Pharmaceutical Co. Ltd.	103,800	3,091,689
Kitz Corp.	233,100	3,042,320
Kiyo Bank Ltd.(The)	220,500	5,384,998
Kobayashi Pharmaceutical Co. Ltd.	177,200	6,197,255
Kobe Steel Ltd.	1,352,600	19,470,414
Koei Tecmo Holdings Co. Ltd.	381,400	4,230,530
Kohnan Shoji Co. Ltd.	70,100	1,764,194
Koito Manufacturing Co. Ltd.	700,100	10,960,210
Kokusai Electric Corp., NVS	730,100	30,311,050
Kokuyo Co. Ltd.	1,243,800	7,287,369
KOMEDA Holdings Co. Ltd.	174,700	3,202,655
Komeri Co. Ltd.	95,500	2,037,853
Konica Minolta, Inc.	1,825,700	7,991,526
Konishi Co. Ltd.	197,200	1,663,519
Konoike Transport Co. Ltd.	108,700	2,339,553
Kose Corp.	138,100	4,926,867
Koshidaka Holdings Co. Ltd.	183,000	1,412,976
Kotobuki Spirits Co. Ltd.	385,100	4,472,491
Kraftia Corp.	163,000	8,500,726
Krosaki Harima Corp.	73,200	1,986,136
K's Holdings Corp.	523,540	5,444,761
Kumagai Gumi Co. Ltd.	492,500	5,527,388
Kumiai Chemical Industry Co. Ltd.	282,200	1,283,821
Kura Sushi, Inc.	83,800	1,843,473
Kurabo Industries Ltd.	46,800	2,749,384
Kuraray Co. Ltd.	1,057,200	11,413,012
Kureha Corp.	107,200	3,044,401
Kurita Water Industries Ltd.	399,700	19,992,903
Kusuri no Aoki Holdings Co. Ltd., Class L	160,900	4,217,221
KYB Corp.	130,000	3,693,387
Kyoei Steel Ltd.	71,400	1,150,789
Kyokuto Kaihatsu Kogyo Co. Ltd.	113,200	2,418,035
Kyorin Pharmaceutical Co. Ltd.	152,200	1,597,429
Kyoritsu Maintenance Co. Ltd.	272,200	4,949,651
Kyoto Financial Group, Inc.	860,700	20,793,057
Kyushu Electric Power Co., Inc.	1,631,200	18,158,366
Kyushu Financial Group, Inc.	1,234,000	9,249,894
Kyushu Railway Co.	536,700	13,684,532
LaSalle Logiport REIT	6,945	7,048,869
Leopalace21 Corp.	779,000	3,482,333
Life Corp.	154,700	2,553,010
Lifedrink Co., Inc.	175,700	1,842,419
Lifenet Insurance Co.(b)	234,000	3,034,529
Lintec Corp.	161,200	4,973,450
Lion Corp.	964,300	10,324,665
Lixil Corp.	1,046,100	12,000,573
M&A Capital Partners Co. Ltd.	56,700	1,154,912
Mabuchi Motor Co. Ltd.	653,400	6,137,971
Macnica Holdings, Inc.	547,350	9,384,632
Security	Shares	Value
Japan (continued)
Maeda Kosen Co. Ltd.	171,500	$2,052,552
Makino Milling Machine Co. Ltd.	90,600	6,676,939
Mani, Inc.	286,800	2,829,508
Maruha Nichiro Corp.	453,900	4,088,042
Marui Group Co. Ltd.	630,900	12,346,654
Maruichi Steel Tube Ltd.	678,200	6,720,196
Maruwa Co. Ltd./Aichi	32,800	10,084,595
Maruzen Showa Unyu Co. Ltd.	40,600	2,208,697
Matsuda Sangyo Co. Ltd.	49,000	1,946,487
Matsui Securities Co. Ltd.	411,800	2,422,823
Matsuyafoods Holdings Co. Ltd.	32,800	1,398,811
Max Co. Ltd.	91,800	3,881,881
Maxell Ltd.	149,900	2,156,460
Maxvalu Tokai Co. Ltd.	33,600	814,013
Mazda Motor Corp.	2,289,700	17,620,049
McDonald's Holdings Co. Japan Ltd.(c)	330,200	14,318,622
MCJ Co. Ltd.	253,900	2,587,337
Mebuki Financial Group, Inc.	3,246,800	24,494,493
Medipal Holdings Corp.	709,700	12,862,856
Megachips Corp.	42,600	2,333,278
Megmilk Snow Brand Co. Ltd.	166,300	3,621,839
Meidensha Corp.	132,000	5,173,129
MEIJI Holdings Co. Ltd.	970,300	22,715,152
Meiko Electronics Co. Ltd.	77,300	6,339,409
MEITEC Group Holdings, Inc.	267,100	5,974,727
Menicon Co. Ltd.	238,400	2,500,039
Mercari, Inc.(b)	439,400	9,751,283
Metaplanet, Inc.(b)(c)	1,830,300	5,165,966
METAWATER Co. Ltd.	89,900	1,925,552
Micronics Japan Co. Ltd.	108,100	6,250,192
Milbon Co. Ltd.	109,200	1,794,148
Mirai Corp.	7,312	2,362,077
Mirai Industry Co. Ltd.	30,100	652,082
Mirait One Corp.	327,900	7,868,242
MISUMI Group, Inc.	1,040,800	17,204,720
Mitani Sekisan Co. Ltd.	29,900	1,480,607
Mitsubishi Estate Logistics REIT Investment Corp.	5,334	4,535,188
Mitsubishi Gas Chemical Co., Inc.	564,100	11,190,444
Mitsubishi Logisnext Co. Ltd.	124,200	1,257,575
Mitsubishi Logistics Corp.	948,300	8,100,336
Mitsubishi Materials Corp.	473,500	13,619,800
Mitsubishi Motors Corp.	2,496,600	6,137,453
Mitsubishi Pencil Co. Ltd.	138,200	2,050,072
Mitsubishi Research Institute, Inc.	29,900	939,059
Mitsuboshi Belting Ltd.	89,000	2,318,555
Mitsui Chemicals, Inc.	1,376,400	20,110,676
Mitsui DM Sugar Co. Ltd.	60,200	1,308,569
Mitsui E&S Co. Ltd.	376,300	16,722,409
Mitsui Fudosan Accommodations Fund, Inc.	9,101	8,133,034
Mitsui Fudosan Logistics Park, Inc.	12,407	9,260,122
Mitsui High-Tec, Inc.	353,400	1,708,867
Mitsui Kinzoku Co. Ltd.	220,800	28,816,351
Mitsui-Soko Holdings Co. Ltd.	217,400	5,085,224
Mitsuuroko Group Holdings Co. Ltd.	96,900	1,363,025
Miura Co. Ltd.	334,700	6,882,120
Mixi, Inc.	136,100	2,395,829
Mizuho Leasing Co. Ltd.	544,800	5,029,971
Mizuno Corp.	199,300	4,129,141
Mochida Pharmaceutical Co. Ltd.	79,500	1,863,740
Modec, Inc.	183,800	17,923,707
Monex Group, Inc.	693,770	3,187,251
Money Forward, Inc.(b)	172,100	4,343,843
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Monogatari Corp.(The)	121,100	$3,251,734
Mori Hills REIT Investment Corp.	5,417	5,082,375
Mori Trust REIT, Inc.	9,994	5,020,515
Morinaga & Co. Ltd./Japan	247,100	4,321,485
Morinaga Milk Industry Co. Ltd.	260,700	6,732,295
Morita Holdings Corp.	113,500	2,058,905
MOS Food Services, Inc.	93,400	2,544,404
MTG Co. Ltd.	48,600	1,328,769
Musashi Seimitsu Industry Co. Ltd.	177,600	3,143,110
Musashino Bank Ltd.(The)	95,200	3,397,567
Nabtesco Corp.	439,800	11,917,542
Nachi-Fujikoshi Corp.	52,700	1,668,341
Nagase & Co. Ltd.	295,400	7,677,634
Nagawa Co. Ltd.(c)	26,000	1,035,275
Nagoya Railroad Co. Ltd.	719,400	8,040,229
Nakanishi, Inc.	251,300	3,523,479
Namura Shipbuilding Co. Ltd.	201,500	5,492,922
Nankai Electric Railway Co. Ltd.	377,700	6,994,117
Nanto Bank Ltd.(The)	90,900	3,923,134
Nextage Co. Ltd.	170,900	3,620,551
NGK Insulators Ltd.	924,500	22,149,149
NH Foods Ltd.	323,200	14,673,779
NHK Spring Co. Ltd.	667,100	12,123,669
Nichias Corp.	206,800	10,374,918
Nichicon Corp.	164,100	1,795,866
Nichiha Corp.	82,900	1,824,745
Nichirei Corp.	787,000	9,723,081
Nifco, Inc./Japan	282,600	8,798,458
Nihon Kohden Corp.	589,300	6,533,193
Nihon M&A Center Holdings, Inc.	1,095,100	5,029,417
Nihon Parkerizing Co. Ltd.	336,900	3,211,611
Nikkon Holdings Co. Ltd.	364,700	8,645,409
Nikon Corp.	954,100	12,008,940
Nippn Corp., New	206,000	3,516,519
Nippon Densetsu Kogyo Co. Ltd.	136,200	3,072,159
Nippon Electric Glass Co. Ltd.	253,400	11,020,361
Nippon Express Holdings, Inc.	800,600	18,185,327
Nippon Gas Co. Ltd.	409,300	7,762,385
Nippon Kanzai Holdings Co. Ltd.	70,200	1,252,078
Nippon Kayaku Co. Ltd.	485,200	5,638,823
Nippon Light Metal Holdings Co. Ltd.	211,390	3,729,369
Nippon Paper Industries Co. Ltd., Class L	380,500	2,889,313
Nippon Prologis REIT, Inc.	25,439	14,844,232
Nippon REIT Investment Corp.	6,655	4,134,053
Nippon Shinyaku Co. Ltd.	200,800	6,702,681
Nippon Shokubai Co. Ltd.	419,600	6,043,405
Nippon Soda Co. Ltd.	159,900	3,816,051
Nippon Television Holdings, Inc.	201,000	4,830,798
Nipro Corp.	611,800	5,622,237
Nishimatsu Construction Co. Ltd.	113,200	4,212,492
Nishimatsuya Chain Co. Ltd.	177,100	2,449,843
Nishi-Nippon Financial Holdings, Inc.	442,000	10,705,701
Nishi-Nippon Railroad Co. Ltd.	228,700	4,211,812
Nishio Holdings Co. Ltd.	70,500	2,190,104
Nissan Chemical Corp.	470,800	16,228,234
Nissan Shatai Co. Ltd.	277,200	1,782,535
Nisshin Oillio Group Ltd.(The)	97,800	3,570,747
Nisshin Seifun Group, Inc.	776,100	9,849,188
Nisshinbo Holdings, Inc.	547,300	5,074,363
Nissin Foods Holdings Co. Ltd.	740,400	15,023,246
Nissui Corp.	1,070,800	9,026,899
Niterra Co. Ltd.	569,900	24,917,078
Security	Shares	Value
Japan (continued)
Nitta Corp.	65,800	$1,733,638
Nittetsu Mining Co. Ltd.	190,000	4,409,000
Nitto Boseki Co. Ltd.	93,900	8,961,240
Nitto Kogyo Corp.	91,300	2,442,513
Noevir Holdings Co. Ltd.	63,500	1,917,277
NOF Corp.	771,400	14,899,189
Nohmi Bosai Ltd.	91,600	2,248,283
Nojima Corp.	712,200	4,969,492
NOK Corp.	329,700	6,421,082
Nomura Co. Ltd.	301,500	2,664,918
Nomura Micro Science Co. Ltd.	109,000	2,463,150
Nomura Real Estate Holdings, Inc.	2,109,000	14,014,810
Nomura Real Estate Master Fund, Inc.	15,412	16,653,061
Noritake Co. Ltd.	72,800	2,892,145
Noritsu Koki Co. Ltd.	213,000	3,036,043
Noritz Corp.	112,400	1,502,831
North Pacific Bank Ltd.	999,900	5,973,500
NS Solutions Corp.(c)	246,200	6,504,451
NS United Kaiun Kaisha Ltd.	39,900	1,780,035
NSD Co. Ltd.	245,380	5,150,110
NSK Ltd.	1,435,300	9,981,869
NTN Corp.	1,721,800	4,126,697
NTT UD REIT Investment Corp.	5,335	4,919,464
Nxera Pharma Co. Ltd.(b)(c)	311,700	1,642,920
Obara Group, Inc.	30,300	740,197
OBIC Business Consultants Co. Ltd.	113,300	5,018,971
Odakyu Electric Railway Co. Ltd.	1,206,900	12,927,302
Ogaki Kyoritsu Bank Ltd.(The)	138,600	5,062,084
Ohsho Food Service Corp.	138,000	2,809,843
Oji Holdings Corp.	2,903,400	17,198,191
Okamoto Industries, Inc.(c)	30,900	1,100,304
Okamura Corp.	226,900	3,482,479
Okasan Securities Group, Inc.	539,800	3,091,173
Oki Electric Industry Co. Ltd.	317,200	4,185,459
Okinawa Cellular Telephone Co.	152,200	3,190,423
OKUMA Corp.	165,800	4,114,957
Okumura Corp.	118,400	4,930,929
Omron Corp.	707,900	18,061,884
Ono Pharmaceutical Co. Ltd.	1,427,800	21,271,860
Onward Holdings Co. Ltd.	432,300	2,050,158
Open House Group Co. Ltd.	276,600	16,275,629
Open Up Group, Inc.	217,431	2,613,825
Organo Corp.	106,300	11,224,363
Orient Corp.	290,960	2,068,479
Orix JREIT, Inc.	19,787	13,251,766
Osaka Soda Co. Ltd.	279,400	4,060,663
Osaka Steel Co. Ltd.(c)	54,600	1,112,073
OSG Corp.	259,200	4,377,018
Pacific Industrial Co. Ltd.	82,300	1,604,597
PAL GROUP Holdings Co. Ltd.	354,000	3,799,735
PALTAC Corp.	103,800	3,248,330
Park24 Co. Ltd.	491,500	6,849,383
Pasona Group, Inc.	81,700	1,052,197
Penta-Ocean Construction Co. Ltd.	1,038,700	10,901,353
PeptiDream, Inc.(b)	375,300	3,808,173
Persol Holdings Co. Ltd.	6,950,500	12,173,233
PHC Holdings Corp.	117,700	826,078
Pigeon Corp.	443,000	4,616,782
PILLAR Corp./Japan(c)	66,000	2,755,945
Pilot Corp.	104,500	3,285,548
PKSHA Technology, Inc.(b)(c)	76,900	1,570,053
Plus Alpha Consulting Co. Ltd.	95,600	1,373,355
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Pola Orbis Holdings, Inc.	356,900	$3,122,193
Prestige International, Inc.	355,500	1,593,259
Prima Meat Packers Ltd.	89,300	1,593,736
Raito Kogyo Co. Ltd.	133,600	3,020,998
Raiznext Corp.	85,500	1,394,357
Rakus Co. Ltd.	619,400	3,525,206
Rakuten Bank Ltd., NVS(b)	367,600	17,592,673
Relo Group, Inc.	355,100	4,033,809
Rengo Co. Ltd.	729,400	6,248,587
Resonac Holdings Corp.	672,200	39,037,982
Resorttrust, Inc.	649,500	7,568,344
Ricoh Co. Ltd.	2,070,300	18,319,365
Ricoh Leasing Co. Ltd.	57,000	2,208,875
Rigaku Holdings Corp.	449,500	3,510,509
Riken Keiki Co. Ltd.	117,100	2,500,890
Riken Vitamin Co. Ltd.	72,200	1,451,627
Rinnai Corp.	413,100	10,850,235
Riso Kagaku Corp.	151,200	1,193,738
Rohm Co. Ltd.	1,307,500	22,896,611
Rohto Pharmaceutical Co. Ltd.	724,100	11,988,038
Roland Corp.	58,300	1,439,031
Rorze Corp.	407,600	8,634,623
Round One Corp.	664,800	4,696,682
Royal Holdings Co. Ltd.	273,200	2,340,806
RS Technologies Co. Ltd.	56,900	1,399,329
Ryoyo Ryosan Holdings, Inc.	120,692	2,432,391
S Foods, Inc.	68,500	1,349,201
Saizeriya Co. Ltd.	132,600	5,363,816
Sakai Moving Service Co. Ltd.	92,900	1,753,592
Sakata INX Corp.	162,600	2,493,493
Sakata Seed Corp.	104,300	2,743,417
Sakura Internet, Inc.(c)	98,200	1,694,039
Samty Residential Investment Corp.(c)	1,596	1,175,513
San-A Co. Ltd.	161,200	3,073,056
San-Ai Obbli Co. Ltd.	179,600	2,552,346
SanBio Co. Ltd.(b)(c)	210,400	2,516,038
Sangetsu Corp.	184,900	3,774,648
San-In Godo Bank Ltd.(The)	539,500	5,518,733
Sanken Electric Co. Ltd.(b)	73,400	3,459,769
Sanki Engineering Co. Ltd.	139,800	6,022,635
Sankyo Co. Ltd.	700,200	10,952,901
Sankyu, Inc.	170,000	10,127,811
Sansan, Inc.(b)	268,300	2,592,756
Santen Pharmaceutical Co. Ltd.	1,180,600	13,281,314
Sanwa Holdings Corp.	722,000	16,354,242
Sanyo Chemical Industries Ltd.	39,900	1,425,455
Sanyo Denki Co. Ltd.	96,700	2,600,031
Sapporo Holdings Ltd.	1,209,400	12,911,560
Sawai Group Holdings Co. Ltd.	418,100	6,413,132
SBS Holdings, Inc.	65,000	1,620,391
Sega Sammy Holdings, Inc.	590,000	9,254,104
Seiko Epson Corp.	1,140,900	14,680,763
Seiko Group Corp.	102,900	5,140,361
Seino Holdings Co. Ltd.	358,500	5,580,919
Seiren Co. Ltd.	177,500	3,632,498
Sekisui House REIT, Inc.	15,756	9,252,304
Senko Group Holdings Co. Ltd.	500,800	6,238,154
Senshu Electric Co. Ltd.	48,600	1,816,098
Senshu Ikeda Holdings, Inc.	868,600	4,598,087
Septeni Holdings Co. Ltd.	332,100	936,891
Seria Co. Ltd.	170,200	4,044,072
Seven Bank Ltd.	2,318,300	4,462,563
Security	Shares	Value
Japan (continued)
Sharp Corp./Japan(b)	897,800	$4,097,260
Shibaura Machine Co. Ltd.	83,600	2,301,557
Shibaura Mechatronics Corp.	49,000	7,387,157
Shibuya Corp.	65,300	1,487,051
SHIFT, Inc.(b)	724,200	3,433,378
Shiga Bank Ltd.(The)	133,300	6,817,364
Shikoku Electric Power Co., Inc.	610,900	6,183,851
Shikoku Kasei Holdings Corp.	100,300	2,792,921
Shimamura Co. Ltd.	169,000	11,327,226
Shimizu Corp.	1,919,400	34,086,460
Shin Nippon Air Technologies Co. Ltd.	85,200	1,811,513
Shinagawa Refra Co. Ltd.	85,300	1,183,954
Shin-Etsu Polymer Co. Ltd.	150,300	1,963,311
Shinmaywa Industries Ltd.	197,200	2,786,430
Shinnihon Corp.	83,400	1,076,672
Ship Healthcare Holdings, Inc.	284,300	4,686,363
Shizuoka Financial Group, Inc., NVS	1,663,300	27,171,650
Shizuoka Gas Co. Ltd.	133,700	1,058,294
SHO-BOND Holdings Co. Ltd.	589,200	5,289,100
Shochiku Co. Ltd.(c)	34,000	2,603,267
Shoei Co. Ltd.	180,100	2,072,566
Showa Sangyo Co. Ltd.	74,900	1,525,790
Simplex Holdings, Inc.	560,500	3,474,843
Sinfonia Technology Co. Ltd.	80,500	5,447,927
Sinko Industries Ltd.	179,800	1,726,477
SKY Perfect JSAT Holdings, Inc.	625,100	9,035,736
Skylark Holdings Co. Ltd.	871,000	17,722,790
SMS Co. Ltd.	256,500	2,714,445
Socionext, Inc.	687,800	9,203,631
Sojitz Corp.	806,720	29,417,288
SOSiLA Logistics REIT, Inc.	2,714	2,246,840
Sotetsu Holdings, Inc.	300,100	5,423,976
Square Enix Holdings Co. Ltd.	910,800	15,737,136
Stanley Electric Co. Ltd.	385,300	7,590,488
Star Asia Investment Corp.	10,194	3,956,871
Starts Corp., Inc.	118,700	3,765,763
Sugi Holdings Co. Ltd.	400,300	9,205,658
SUMCO Corp.	1,346,500	14,057,477
Sumitomo Bakelite Co. Ltd.	283,500	9,984,848
Sumitomo Chemical Co. Ltd.	5,701,500	17,344,666
Sumitomo Forestry Co. Ltd.	1,785,300	19,356,779
Sumitomo Heavy Industries Ltd.	420,000	13,076,540
Sumitomo Osaka Cement Co. Ltd.	119,700	3,226,249
Sumitomo Pharma Co. Ltd.(b)(c)	687,200	10,226,234
Sumitomo Rubber Industries Ltd.	700,900	11,295,812
Sumitomo Warehouse Co. Ltd.(The)	182,600	4,380,210
Sun Corp.(c)	47,700	2,565,925
Sun Frontier Fudousan Co. Ltd.	117,500	1,863,804
Sundrug Co. Ltd.	273,000	7,267,769
Suruga Bank Ltd.	472,600	5,935,838
Suzuken Co. Ltd.	221,400	8,924,554
SWCC Corp.	107,000	7,974,831
Systena Corp.	1,004,200	3,295,283
T Hasegawa Co. Ltd.	115,400	2,122,933
Tadano Ltd.	337,900	2,497,228
Taihei Dengyo Kaisha Ltd.	157,300	2,272,357
Taiheiyo Cement Corp.	409,300	11,247,299
Taikisha Ltd.	177,800	3,971,885
Taiyo Holdings Co. Ltd.	311,600	10,085,523
Taiyo Yuden Co. Ltd.	471,800	9,976,444
Takamatsu Construction Group Co. Ltd.	56,600	1,400,152
Takara Bio, Inc.	200,900	1,055,381
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Takara Holdings, Inc.	566,700	$5,853,026
Takara Leben Real Estate Investment Corp.	3,392	2,049,629
Takara Standard Co. Ltd.	156,200	2,982,579
Takasago International Corp.	230,500	2,250,797
Takasago Thermal Engineering Co. Ltd.	349,100	10,092,735
Takashimaya Co. Ltd.	961,500	12,018,239
Takeuchi Manufacturing Co. Ltd.	132,500	5,486,028
Takuma Co. Ltd.	222,300	3,593,548
Tama Home Co. Ltd.(c)	58,500	1,405,312
Tamron Co. Ltd.	532,600	3,555,218
TBS Holdings, Inc.	128,700	4,990,078
TechMatrix Corp.	148,600	2,032,498
Teijin Ltd.	678,400	6,563,091
THK Co. Ltd.	409,400	12,231,765
Timee, Inc.(b)(c)	228,000	2,000,534
TKC Corp.	102,700	2,700,303
Toa Corp./Tokyo	217,900	4,431,255
Toagosei Co. Ltd.	321,400	3,653,198
Tobu Railway Co. Ltd.	698,400	12,329,845
Tocalo Co. Ltd.	216,100	3,615,314
Toda Corp.	792,900	6,921,007
Toei Animation Co. Ltd.	281,300	4,675,978
Toei Co. Ltd.	112,600	4,098,885
Toenec Corp.	162,500	2,152,728
Toho Bank Ltd.(The)	722,100	2,812,134
Toho Gas Co. Ltd.	248,000	8,215,339
Toho Holdings Co. Ltd.	207,600	6,201,440
Tohoku Electric Power Co., Inc.	1,824,700	13,161,333
Tokai Carbon Co. Ltd.	772,700	5,346,595
TOKAI Holdings Corp.	377,500	2,804,701
Tokai Rika Co. Ltd.	189,800	3,846,975
Tokai Tokyo Financial Holdings, Inc.	830,900	3,980,888
Token Corp.	16,900	1,624,050
Tokuyama Corp.	248,100	6,486,388
Tokyo Century Corp.	564,300	7,861,070
Tokyo Electric Power Co. Holdings, Inc.(b)	5,862,500	22,021,361
Tokyo Electron Device Ltd.	74,300	1,699,774
Tokyo Kiraboshi Financial Group, Inc.	88,900	5,804,234
Tokyo Ohka Kogyo Co. Ltd.	366,900	17,318,255
Tokyo Seimitsu Co. Ltd.	153,700	13,925,304
Tokyo Steel Manufacturing Co. Ltd.	215,100	2,100,180
Tokyo Tatemono Co. Ltd.	717,600	16,886,722
Tokyotokeiba Co. Ltd.	57,000	1,974,396
Tokyu Construction Co. Ltd.	322,840	2,667,701
Tokyu Fudosan Holdings Corp.	2,214,200	20,502,410
Tokyu REIT, Inc.(c)	3,102	4,158,260
TOMONY Holdings, Inc.	624,100	3,532,087
Tomy Co. Ltd.	309,700	5,468,842
Topre Corp.	140,300	2,285,536
Toridoll Holdings Corp.(c)	187,000	5,044,318
Tosei Corp.	228,600	2,328,868
Toshiba TEC Corp.	114,600	1,927,228
Tosoh Corp.	1,054,400	17,208,449
Totech Corp.	94,200	2,451,076
Totetsu Kogyo Co. Ltd.	84,800	2,553,294
TOTO Ltd.	509,800	16,022,452
Towa Corp.	229,700	4,433,300
Towa Pharmaceutical Co. Ltd.	100,000	2,329,056
Toyo Seikan Group Holdings Ltd.	390,600	9,800,095
Toyo Suisan Kaisha Ltd.	338,800	24,189,139
Toyo Tanso Co. Ltd.	55,200	1,928,635
Toyo Tire Corp.	487,200	13,129,904
Security	Shares	Value
Japan (continued)
Toyobo Co. Ltd.	299,100	$2,566,839
Toyoda Gosei Co. Ltd.	364,100	9,891,831
Toyota Boshoku Corp.	315,100	5,291,136
Transcosmos, Inc.	82,900	2,021,706
TRE Holdings Corp.	157,400	1,746,718
Tri Chemical Laboratories, Inc.	104,200	2,233,557
Trial Holdings, Inc.	142,100	2,652,483
Trusco Nakayama Corp.	173,700	2,745,244
TS Tech Co. Ltd.	313,900	3,856,295
Tsubakimoto Chain Co.	277,500	4,256,811
Tsuburaya Fields Holdings, Inc.	134,300	1,591,163
Tsugami Corp.	150,000	3,119,890
Tsumura & Co.	222,200	5,873,815
Tsurumi Manufacturing Co. Ltd.	111,100	1,568,247
TV Asahi Holdings Corp.	82,700	1,912,609
UACJ Corp.	569,176	9,008,643
UBE Corp.	358,200	6,194,457
Ulvac, Inc.	175,500	9,422,971
U-Next Holdings Co. Ltd.	241,500	2,907,251
Union Tool Co.	34,300	2,284,427
United Super Markets Holdings, Inc.	341,000	2,055,783
United Urban Investment Corp.	11,889	13,735,824
Ushio, Inc.	259,000	4,655,947
USS Co. Ltd.	1,458,200	16,112,131
UT Group Co. Ltd.	1,741,100	2,324,063
Valor Holdings Co. Ltd.	137,300	3,108,549
Visional, Inc.(b)	91,400	5,037,048
Wacoal Holdings Corp.	150,900	4,254,739
Wacom Co. Ltd.	470,700	2,281,029
Wakita & Co. Ltd.	120,600	1,571,531
West Holdings Corp.(c)	83,330	857,495
WingArc1st, Inc.	74,600	1,571,765
Workman Co. Ltd.	77,900	3,204,843
Yakult Honsha Co. Ltd.	950,700	15,363,004
Yamabiko Corp.	108,300	2,254,585
Yamada Holdings Co. Ltd.	2,043,700	7,164,702
Yamaguchi Financial Group, Inc.	671,000	10,688,311
Yamaha Corp.	1,542,300	11,210,153
Yamato Holdings Co. Ltd.	895,900	11,713,643
Yamato Kogyo Co. Ltd.	149,100	10,748,924
Yamazaki Baking Co. Ltd.	462,400	9,797,083
Yamazen Corp.	174,000	1,604,861
Yaskawa Electric Corp.	868,200	27,712,307
Yellow Hat Ltd.	243,400	2,657,376
Yodoko Ltd.	398,900	3,613,949
Yokogawa Bridge Holdings Corp.	114,600	2,306,554
Yokohama Rubber Co. Ltd.(The)	478,000	18,866,799
Yonex Co. Ltd.	212,600	4,482,170
Yoshinoya Holdings Co. Ltd.(c)	249,000	4,917,667
Yuasa Trading Co. Ltd.	61,600	2,257,669
Yurtec Corp.	127,000	2,232,930
Zacros Corp.	183,000	1,377,874
Zenkoku Hosho Co. Ltd.	401,600	7,984,447
Zeon Corp.	572,900	7,000,747
ZERIA Pharmaceutical Co. Ltd.	91,000	1,207,767
Zojirushi Corp.	133,300	1,332,539
Zuken, Inc.	59,300	1,848,832
		4,813,410,473
Netherlands — 1.2%
Aalberts NV	382,368	14,682,369
Allfunds Group PLC	1,164,609	11,286,312
AMG Critical Materials NV	117,219	5,014,601
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Arcadis NV	277,112	$12,445,133
Basic-Fit NV(b)(d)	190,026	7,244,020
Corbion NV	200,620	4,818,748
Eurocommercial Properties NV	166,371	4,907,807
Flow Traders Ltd.(b)	132,735	4,318,203
Fugro NV	434,884	6,009,495
Havas NV	261,313	5,399,244
Koninklijke BAM Groep NV	938,738	9,845,203
Koninklijke Heijmans NV	95,130	7,751,225
Koninklijke Vopak NV	221,647	11,062,168
OCI NV	404,417	1,616,660
Pharming Group NV(b)	2,601,502	5,303,912
Pharvaris NV(b)(c)	85,468	2,311,909
PostNL NV(c)	1,322,145	1,851,457
SBM Offshore NV	541,288	19,443,193
Signify NV(d)	493,691	10,480,836
Sligro Food Group NV(c)	98,968	1,333,322
TKH Group NV	146,538	6,430,759
TomTom NV(b)	225,970	1,697,827
Van Lanschot Kempen NV	108,205	6,561,452
Wereldhave NV	150,505	3,728,845
		165,544,700
New Zealand — 0.4%
Air New Zealand Ltd.	6,296,921	2,198,998
EBOS Group Ltd.	744,247	11,520,935
Fletcher Building Ltd.(b)	4,122,105	9,267,237
Goodman Property Trust	4,119,732	4,799,748
Kiwi Property Group Ltd.	6,038,322	3,666,136
Mercury NZ Ltd.	2,719,344	10,374,330
Ryman Healthcare Ltd.(b)	3,463,532	5,804,794
Spark New Zealand Ltd.	7,312,384	9,950,295
		57,582,473
Norway — 2.1%
Aker ASA, Class A	86,854	7,999,798
Aker Solutions ASA	1,140,144	4,166,145
Atea ASA	303,759	4,861,021
Austevoll Seafood ASA	354,986	3,412,501
AutoStore Holdings Ltd.(b)(d)	4,599,196	5,331,342
Bakkafrost P/F(c)	192,976	9,322,087
BlueNord ASA	87,070	4,069,744
BW LPG Ltd.(c)(d)	364,242	5,766,184
BW Offshore Ltd.	350,632	1,711,199
Cadeler AS(b)(c)	829,263	4,936,496
DNO ASA	1,666,065	2,829,922
DOF Group ASA	561,679	6,573,932
Elkem ASA(d)	1,119,708	3,326,260
Elopak ASA	413,990	2,153,668
Entra ASA(d)	185,723	2,179,191
Europris ASA(d)	602,872	5,538,524
Frontline PLC	555,728	15,818,828
Grieg Seafood ASA(b)	179,750	1,391,808
Hoegh Autoliners ASA	408,673	4,553,800
Kitron ASA	762,728	6,555,938
Leroy Seafood Group ASA	1,023,511	5,043,701
LINK Mobility Group Holding ASA(b)	965,594	3,367,142
MPC Container Ships ASA	1,452,262	2,814,517
NORBIT ASA	134,866	2,592,111
Norconsult Norge A/S	411,201	1,939,119
Nordic Semiconductor ASA(b)	687,171	9,228,314
Norwegian Air Shuttle ASA	2,047,502	3,456,110
Odfjell Drilling Ltd.	457,041	4,549,147
Security	Shares	Value
Norway (continued)
Odfjell SE, Class A	57,814	$815,592
Paratus Energy Services Ltd.	359,600	1,747,229
Protector Forsikring ASA	205,367	11,124,941
Public Property Invest AS	416,600	1,032,826
Scatec ASA(b)(d)	488,064	5,830,642
SpareBank 1 Nord Norge	344,766	5,255,925
SpareBank 1 Oestlandet	163,820	3,329,989
SpareBank 1 SMN	524,941	10,547,332
SpareBank 1 Sor-Norge ASA	795,143	16,029,487
Stolt-Nielsen Ltd.	88,818	2,786,152
Storebrand ASA	1,588,307	27,795,142
Subsea 7 SA	858,558	21,946,535
TGS ASA	752,866	7,935,455
TOMRA Systems ASA	848,260	11,253,176
Vend Marketplaces ASA, Class B	653,687	18,068,790
Wallenius Wilhelmsen ASA	401,917	4,669,754
Wilh Wilhelmsen Holding ASA, Class A	45,708	3,251,127
		288,908,643
Portugal — 0.2%
Altri SGPS SA(c)	248,831	1,276,740
Corticeira Amorim SGPS SA	153,415	1,216,946
CTT-Correios de Portugal SA	302,638	2,434,897
Mota-Engil SGPS SA(c)	360,879	1,906,049
Navigator Co. SA (The)(c)	850,003	3,217,466
NOS SGPS SA	788,748	4,100,287
REN - Redes Energeticas Nacionais SGPS SA	1,449,862	5,911,961
Semapa-Sociedade de Investimento e Gestao	60,995	1,617,896
Sonae SGPS SA	3,082,337	6,468,402
		28,150,644
Singapore — 2.3%
AIMS APAC REIT	2,233,475	2,638,614
Bitdeer Technologies Group, Class A, NVS(b)(c)	386,998	5,046,454
Bumitama Agri Ltd.	1,376,500	1,558,179
CapitaLand Ascott Trust	10,341,496	7,981,569
CapitaLand China Trust(c)	4,738,134	2,920,234
Capitaland India Trust(c)	3,969,942	3,873,579
CDL Hospitality Trusts(c)	3,052,000	2,078,359
Centurion Corp. Ltd.(c)	839,800	1,003,360
City Developments Ltd.	1,919,500	13,986,582
ComfortDelGro Corp. Ltd.	8,176,400	9,446,329
Digital Core REIT Management Pte. Ltd.	3,552,600	1,918,795
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-REIT	2,365,387	5,078,977
Far East Hospitality Trust(c)	4,009,700	1,924,108
First Resources Ltd.	2,116,400	3,559,828
Food Empire Holdings Ltd.	856,300	1,812,138
Frasers Centrepoint Trust	5,067,199	8,922,254
Frasers Logistics & Commercial Trust(c)	10,684,036	8,492,125
Genting Singapore Ltd.	22,659,800	13,082,566
Golden Agri-Resources Ltd.(c)	24,788,700	5,626,982
Hafnia Ltd.(c)	1,074,571	6,586,952
Hong Leong Asia Ltd.	731,200	1,973,515
Hutchison Port Holdings Trust, Class U	18,363,600	4,223,628
iFAST Corp. Ltd.	639,300	5,301,441
Keppel DC REIT	7,920,907	14,193,498
Keppel Infrastructure Trust	16,452,290	6,717,038
Keppel REIT(c)	12,241,207	9,491,434
Lendlease Global Commercial REIT	8,393,429	4,211,936
Mapletree Industrial Trust(c)	8,191,093	13,578,689
Mapletree Logistics Trust(c)	13,360,500	14,214,770
Mapletree Pan Asia Commercial Trust(c)	8,942,100	10,255,276
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
NetLink NBN Trust(c)	11,218,300	$8,630,269
NTT DC REIT(b)	2,433,200	2,482,438
Olam Group Ltd.(c)	3,708,900	2,605,236
Parkway Life REIT(c)	1,803,000	5,785,915
Propnex Ltd.	735,800	1,267,665
Raffles Medical Group Ltd.	3,009,200	2,353,710
Riverstone Holdings Ltd.(c)	2,275,300	1,368,802
Sasseur REIT(c)	2,174,900	1,172,276
SATS Ltd.(c)	3,464,279	10,320,583
Seatrium Ltd.(c)	8,483,000	14,068,143
Sheng Siong Group Ltd.	2,615,200	5,593,594
SIA Engineering Co. Ltd.(c)	1,109,400	2,879,093
Singapore Post Ltd.(c)	6,013,600	1,867,204
Starhill Global REIT	5,471,900	2,538,203
StarHub Ltd.(c)	2,399,500	2,150,326
Stoneweg Europe Stapled Trust, NVS	1,183,760	2,231,039
Suntec REIT(c)	7,585,100	8,568,247
Super Hi International Holding Ltd.(b)(c)	767,000	1,257,560
UMS Integration Ltd.(c)	2,939,175	3,098,155
UOL Group Ltd.	1,784,100	15,237,239
Venture Corp. Ltd.	1,060,900	13,623,142
Yangzijiang Financial Holding Ltd.(c)	7,445,200	2,073,501
Yangzijiang Maritime Development Pte Ltd., NVS(b)(c)	7,336,700	3,460,436
Yanlord Land Group Ltd.(b)(c)	2,044,200	1,166,364
		307,498,365
Spain — 1.5%
Acerinox SA	707,442	10,508,808
Aedas Homes SA(d)	31,181	885,340
Almirall SA	308,271	4,614,619
Atresmedia Corp. de Medios de Comunicacion SA	379,904	2,364,066
CIE Automotive SA	158,057	5,384,262
Cirsa Enterprises SA(b)	116,657	2,007,816
Colonial SFL Socimi SA	1,120,268	6,929,005
Construcciones y Auxiliar de Ferrocarriles SA	70,078	4,671,622
Distribuidora Internacional de Alimentacion SA(b)	58,241	2,702,452
eDreams ODIGEO SA(b)	341,052	1,411,124
Elecnor SA	149,354	4,760,634
Enagas SA	884,357	14,555,259
Ence Energia y Celulosa SA(b)(c)	449,258	1,183,007
Fluidra SA	363,498	10,573,544
Gestamp Automocion SA(d)	597,755	2,143,155
Grenergy Renovables SA(b)	54,532	6,224,619
Indra Sistemas SA(c)	304,747	19,697,000
Laboratorios Farmaceuticos Rovi SA, Class R	70,532	6,022,115
Let's Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,127,692	2,965,941
Logista Integral SA	226,537	8,263,319
Melia Hotels International SA	412,770	3,682,747
Merlin Properties SOCIMI SA	1,500,505	22,332,320
Neinor Homes SA(d)	151,671	3,613,974
Pharma Mar SA	47,755	4,467,808
Prosegur Cash SA(c)(d)	911,733	692,743
Prosegur Cia. de Seguridad SA	492,439	1,639,252
Sacyr SA	2,077,429	9,775,529
Sacyr SA, NVS	25,466	119,833
Solaria Energia y Medio Ambiente SA(b)	288,750	6,368,443
Tecnicas Reunidas SA(b)	174,165	6,594,681
Unicaja Banco SA(d)	3,887,053	13,320,482
Vidrala SA	85,638	8,946,881
Security	Shares	Value
Spain (continued)
Viscofan SA	152,241	$10,216,990
		209,639,391
Sweden — 5.0%
AAK AB	698,747	19,552,300
AcadeMedia AB(d)	296,875	3,145,694
AddLife AB, Class B	450,395	6,899,525
Addnode Group AB, Class B	474,200	4,557,511
AFRY AB	373,480	5,926,375
Alimak Group AB(d)	267,420	4,094,605
Alleima AB	720,936	6,300,792
Ambea AB(d)	299,073	4,566,256
Apotea AB(b)	221,908	1,484,770
AQ Group AB	224,424	4,939,797
Arjo AB, Class B	789,327	2,366,223
Asker Healthcare Group AB(b)	811,948	6,843,836
Asmodee Group AB, Class B(b)	597,090	7,164,538
Atrium Ljungberg AB, Class B	992,966	3,760,876
Attendo AB(d)	469,151	4,683,300
Avanza Bank Holding AB	482,433	18,796,750
Axfood AB	416,939	14,281,009
Betsson AB, Class B	433,517	5,090,177
Better Collective A/S(b)(c)	129,533	1,544,362
Bilia AB, Class A	242,873	3,441,353
Billerud Aktiebolag	865,351	6,997,310
BioArctic AB, Class B(b)(c)(d)	171,158	6,146,517
BioGaia AB, Class B	347,615	4,275,581
BoneSupport Holding AB(b)(d)	218,128	4,529,506
Boozt AB(b)(d)	211,631	2,149,193
Bravida Holding AB(d)	791,952	7,802,373
Bufab AB	505,862	5,599,549
Bure Equity AB	212,167	5,238,696
Camurus AB(b)	149,135	11,195,108
Castellum AB	1,415,299	17,496,279
Catena AB	174,047	9,034,719
Cibus Nordic Real Estate AB publ	272,701	4,723,858
Clas Ohlson AB, Class B	149,171	5,107,731
Cloetta AB, Class B	709,110	3,466,141
Coffee Stain Group AB(b)	493,364	1,026,884
Corem Property Group AB, Class B	2,661,882	1,234,193
Creades AB, Class A	198,218	1,542,868
Dios Fastigheter AB	421,095	3,049,737
Dometic Group AB(d)	1,229,488	5,291,508
Dynavox Group AB(b)	402,140	3,934,181
Electrolux AB, Class B(b)	843,258	6,811,498
Electrolux Professional AB, Class B	855,206	5,892,714
Elekta AB, Class B	1,408,138	9,051,794
Embracer Group AB, Class B(b)(c)	492,822	2,699,436
Engcon AB	149,417	1,340,396
Fabege AB	771,226	7,121,340
FastPartner AB, Class A	221,303	1,137,881
Getinge AB, Class B	876,643	19,209,272
Granges AB	408,503	6,851,569
Hacksaw AB(b)(c)	200,047	1,272,934
Hemnet Group AB	330,685	5,273,200
Hexpol AB	1,009,682	8,263,930
HMS Networks AB(b)	123,975	5,588,667
Hoist Finance AB(d)	186,493	2,623,376
Hufvudstaden AB, Class A	431,127	5,957,428
Husqvarna AB, Class B	1,358,784	6,941,460
Instalco AB	918,607	2,620,188
Intea Fastigheter AB, Class B(b)	428,209	3,143,965
Intrum AB(b)	351,004	1,755,525
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
INVISIO AB(c)	140,415	$4,108,768
Inwido AB	221,895	3,819,321
JM AB	232,180	3,572,894
Kinnevik AB, Class B(b)	932,458	7,652,907
Lagercrantz Group AB, Class B	762,835	16,714,175
Lindab International AB	283,239	5,954,318
Logistea AB, Class B	1,179,980	1,907,574
Loomis AB, Class B	262,077	10,875,209
Medcap AB(b)	46,386	2,560,037
Medicover AB, Class B	257,614	5,862,475
Mildef Group AB(c)	151,471	2,231,905
Millicom International Cellular SA	389,076	23,745,308
MIPS AB	100,870	3,139,685
Modern Times Group MTG AB, Class B(b)	333,594	3,894,188
Munters Group AB(d)	493,917	9,751,728
Mycronic AB	598,390	13,773,806
NCAB Group AB(b)	687,588	3,549,290
NCC AB, Class B	339,782	8,700,712
New Wave Group AB, Class B	361,231	4,331,498
Nolato AB, Class B	742,131	4,850,274
Nordnet AB publ	526,807	17,043,834
Norion Bank AB(b)	177,601	1,352,858
NP3 Fastigheter AB	125,260	3,712,449
Nyfosa AB	629,981	5,008,137
Pandox AB, Class B	410,357	8,845,192
Paradox Interactive AB	139,040	2,026,745
Peab AB, Class B	655,991	6,556,438
Platzer Fastigheter Holding AB, Class B	222,345	1,852,266
Plejd AB(b)	30,154	2,928,230
Ratos AB, Class B	778,720	3,328,463
RaySearch Laboratories AB, Class B	107,884	2,304,486
Rusta AB	202,374	1,860,576
Samhallsbyggnadsbolaget i Norden AB(b)(c)	4,420,686	2,434,535
Scandic Hotels Group AB(d)	580,851	5,804,298
Sdiptech AB, Class B(b)	119,359	2,286,242
Sectra AB, Class B	522,765	12,925,051
Sinch AB(b)(d)	2,593,242	7,770,426
SkiStar AB	150,583	2,834,612
SSAB AB, Class A	887,585	7,338,337
SSAB AB, Class B	2,385,407	19,623,208
Storskogen Group AB, Class B	5,670,210	6,884,201
Storytel AB	217,010	2,060,906
Sveafastigheter AB(b)(c)	287,646	1,271,297
Svolder AB, Class B	353,377	2,178,403
Sweco AB, Class B	828,421	13,724,542
Synsam AB	444,057	3,265,883
TF Bank AB	95,148	1,835,547
Thule Group AB(d)	411,892	9,867,979
Troax Group AB	148,640	2,425,027
Truecaller AB, Class B(c)	1,084,878	1,878,566
VBG Group AB, Class B	66,610	2,878,437
Vimian Group AB(b)(c)	708,758	2,124,972
Vitec Software Group AB, Class B	126,760	3,559,430
Vitrolife AB	285,088	3,716,215
Wallenstam AB, Class B	1,472,380	6,705,324
Wihlborgs Fastigheter AB	1,061,588	10,968,406
Xvivo Perfusion AB(b)(c)	95,324	2,409,342
Yubico AB(b)(c)	185,143	1,379,854
		680,805,340
Switzerland — 4.5%
Accelleron Industries AG	362,269	34,700,649
Adecco Group AG, Registered	644,441	18,937,797
Security	Shares	Value
Switzerland (continued)
Allreal Holding AG, Registered	57,608	$16,851,077
ALSO Holding AG, Registered	22,247	5,733,107
ams-OSRAM AG(b)(c)	379,905	3,952,816
Aryzta AG(b)	90,538	6,417,743
Autoneum Holding AG	10,395	1,700,186
Bachem Holding AG	129,342	11,724,574
Basilea Pharmaceutica Ag Allschwil, Registered(b)	48,680	3,409,556
Bossard Holding AG, Class A, Registered	21,747	4,273,796
Bucher Industries AG, Registered	25,590	11,871,308
Burckhardt Compression Holding AG	12,066	8,341,786
Burkhalter Holding AG	28,783	5,230,932
Bystronic AG, Registered	5,058	1,765,264
Cembra Money Bank AG	115,802	14,803,198
Cicor Technologies Ltd.(b)	9,721	1,546,719
Cie Financiere Tradition SA	7,160	2,727,648
Clariant AG, Registered	821,503	7,601,039
Comet Holding AG, Registered	28,271	10,946,177
COSMO Pharmaceuticals NV	30,756	4,611,704
Daetwyler Holding AG, Bearer	28,815	5,889,270
DKSH Holding AG	136,535	10,017,859
dormakaba Holding AG	115,252	8,667,261
Dottikon Es Holding AG(b)(c)	13,306	6,411,270
EFG International AG	407,426	10,411,752
Emmi AG, Registered	8,214	8,321,595
Flughafen Zurich AG, Registered	77,294	24,006,061
Forbo Holding AG, Registered	3,610	4,263,353
Galenica AG(d)	191,218	23,901,784
Georg Fischer AG	297,971	19,860,024
Hiag Immobilien Holding AG	16,723	2,691,082
Huber + Suhner AG, Registered	54,957	11,115,306
Idorsia Ltd.(b)	572,200	2,715,502
Implenia AG, Registered	59,125	5,662,283
Inficon Holding AG	64,820	10,257,793
Interroll Holding AG, Registered	2,740	6,598,257
Intershop Holding AG	20,905	4,530,247
Kardex Holding AG, Registered	23,644	8,311,762
Kuros Biosciences AG(b)	104,865	3,488,102
Landis+Gyr Group AG	99,628	6,998,758
LEM Holding SA, Registered(b)	1,909	697,486
Medacta Group SA(d)	27,084	5,795,174
Mobilezone Holding AG, Registered	153,308	2,795,592
Mobimo Holding AG, Registered	28,838	14,522,371
Montana Aerospace AG(b)(d)	119,155	5,142,951
OC Oerlikon Corp. AG Pfaffikon, Registered	733,497	3,364,314
PolyPeptide Group AG(b)(d)	58,920	2,082,754
PSP Swiss Property AG, Registered	176,551	35,437,146
R&S Group Holding AG	113,712	2,372,489
Sensirion Holding AG(b)(d)	35,953	2,685,971
SFS Group AG	66,949	9,829,061
Siegfried Holding AG	146,810	18,052,007
SIG Group AG	1,171,394	18,125,475
SKAN Group AG	48,975	3,702,133
Softwareone Holding AG	429,324	4,418,177
Softwareone Holding AG(b)	209,131	2,154,394
Stadler Rail AG	208,431	5,339,976
Sulzer AG, Registered	72,069	15,528,495
Sunrise Communications AG, Class A	259,572	14,732,364
Swissquote Group Holding SA, Registered	40,984	23,332,449
Tecan Group AG, Registered	49,570	8,733,497
Temenos AG, Registered	207,081	18,300,543
TX Group AG	12,000	2,584,922
Valiant Holding AG, Registered	61,026	12,250,587
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Vetropack Holding AG, Class A, Registered	49,154	$1,434,351
Vontobel Holding AG, Registered	109,917	9,473,300
Ypsomed Holding AG, Registered(c)	15,698	6,212,723
Zehnder Group AG, Registered	33,379	3,554,308
		613,921,407
United Kingdom — 12.8%
4imprint Group PLC	106,686	5,977,255
Aberdeen Group PLC	7,011,353	20,934,416
Advanced Medical Solutions Group PLC(c)	819,009	2,412,884
AG Barr PLC	397,428	3,467,970
AJ Bell PLC	1,308,111	8,283,908
Alfa Financial Software Holdings PLC(d)	471,677	1,392,651
AO World PLC(b)	1,177,744	1,750,161
Ashmore Group PLC	1,689,486	5,469,739
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	1,027,215	863,115
Atalaya Mining PLC	403,913	5,657,608
Avon Technologies PLC	109,961	2,639,159
B&M European Value Retail SA	3,845,750	9,284,398
Babcock International Group PLC	957,526	18,878,996
Balfour Beatty PLC	1,911,638	18,719,363
Baltic Classifieds Group PLC	1,709,640	4,760,651
Beazley PLC	2,301,914	35,761,457
Bellway PLC	453,662	16,883,003
Berkeley Group Holdings PLC	367,938	20,788,063
Big Yellow Group PLC	714,323	10,111,811
Bodycote PLC	679,544	6,932,063
Breedon Group PLC	1,036,810	4,772,572
Bridgepoint Group PLC(d)	933,712	3,473,152
British Land Co. PLC(The)	3,802,844	21,691,146
Burberry Group PLC(b)	1,378,449	20,826,880
Bytes Technology Group PLC	875,399	4,036,737
C&C Group PLC	1,466,990	2,188,018
Carnival PLC(b)(c)	526,424	15,636,411
Cerillion PLC	85,174	1,981,314
Chemring Group PLC	1,040,740	7,114,868
Chesnara PLC	804,935	3,364,878
Clarkson PLC	109,215	6,270,630
Close Brothers Group PLC(b)	580,061	4,026,706
CMC Markets PLC(d)	404,430	1,806,862
Coats Group PLC	7,192,783	8,370,467
Cohort PLC(c)	133,448	2,115,113
Computacenter PLC	244,307	11,181,395
Conduit Holdings Ltd.	561,612	2,955,147
Convatec Group PLC(d)	6,151,519	19,403,850
Craneware PLC	116,060	2,668,020
Cranswick PLC	200,526	14,432,904
Crest Nicholson Holdings PLC	889,945	1,854,643
Croda International PLC	513,845	19,202,327
Currys PLC	3,847,909	7,711,419
CVS Group PLC	271,818	4,850,517
Derwent London PLC	405,406	10,737,839
Diploma PLC	518,172	37,749,678
DiscoverIE Group PLC	364,921	3,165,814
Diversified Energy Co.	217,363	2,837,470
Domino's Pizza Group PLC	1,380,270	3,444,079
Dowlais Group PLC	4,954,097	6,313,993
Dr. Martens PLC	2,185,571	2,014,187
Drax Group PLC	1,331,120	16,411,161
Dunelm Group PLC	498,906	6,307,946
easyJet PLC	1,142,885	7,477,865
Elementis PLC	2,249,486	4,974,185
Energean PLC	539,121	6,252,062
Security	Shares	Value
United Kingdom (continued)
Ferrari Group PLC	62,161	$745,667
Fevertree Drinks PLC	391,488	4,668,711
Firstgroup PLC	2,212,712	5,643,754
Foresight Group Holdings Ltd.	278,932	1,616,786
Frasers Group PLC(b)(c)	421,907	4,019,067
Future PLC	361,745	2,680,392
Games Workshop Group PLC	125,972	29,387,768
Gamma Communications PLC	346,631	4,317,576
GB Group PLC	939,070	3,079,688
Genuit Group PLC	925,150	4,212,165
Genus PLC	252,392	10,939,437
Georgia Capital PLC(b)	114,959	5,315,700
GlobalData PLC, NVS(c)	1,090,129	1,581,179
Grafton Group PLC	660,993	8,451,320
Grainger PLC	2,587,211	6,868,009
Great Portland Estates PLC	1,292,073	6,612,352
Greencore Group PLC	2,087,755	8,270,379
Greencore Group PLC, NVS(a)	723,742	19,807
Greggs PLC	387,116	8,517,781
Hammerson PLC	1,955,681	9,496,137
Harbour Energy PLC	2,165,845	6,937,048
Hays PLC	5,919,811	3,849,493
HBX Group International PLC(b)(c)	289,774	2,694,045
Helios Towers PLC(b)	2,999,949	7,118,809
Hill & Smith PLC	304,266	9,297,454
Hilton Food Group PLC	305,213	1,974,153
Hiscox Ltd.	1,274,509	25,922,674
Hochschild Mining PLC	1,281,559	11,565,493
Hollywood Bowl Group PLC	635,900	2,253,647
Home REIT PLC(a)(b)	3,524,118	467,274
Howden Joinery Group PLC	2,070,535	23,719,862
Hunting PLC	517,311	3,147,344
Ibstock PLC(d)	1,492,452	2,596,660
ICG PLC	1,109,924	27,618,645
IG Group Holdings PLC	1,321,726	24,520,720
IMI PLC	945,570	35,706,877
Inchcape PLC	1,255,624	14,028,560
IntegraFin Holdings PLC	1,101,419	5,302,308
International Workplace Group PLC	2,875,263	9,747,540
Investec PLC	2,265,772	18,850,249
IP Group PLC(b)	3,588,698	2,914,473
ITV PLC	12,927,086	14,412,979
J D Wetherspoon PLC	315,640	2,895,930
JET2 PLC	386,230	6,547,522
Johnson Matthey PLC	649,716	21,010,424
Johnson Service Group PLC	1,607,763	3,093,176
JTC PLC(d)	590,089	10,448,383
Jupiter Fund Management PLC	1,750,269	4,499,252
Just Group PLC	3,572,654	10,584,639
Kainos Group PLC	320,553	3,946,617
Keller Group PLC	272,968	6,618,701
Kier Group PLC	1,690,057	5,178,805
Lancashire Holdings Ltd.	878,754	7,421,376
Lion Finance Group PLC	132,717	18,336,092
LondonMetric Property PLC	8,695,480	23,869,863
Man Group PLC/Jersey	4,453,868	16,075,799
Marshalls PLC	905,667	1,938,218
Me Group International PLC	818,023	1,550,132
Metlen Energy & Metals PLC(b)(c)	377,290	20,572,145
Metro Bank Holdings PLC(b)	1,265,824	2,307,145
Mitchells & Butlers PLC(b)	1,019,838	3,677,131
Mitie Group PLC	4,848,933	11,120,325
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Molten Ventures PLC(b)	606,657	$4,205,404
Mondi PLC, NVS(c)	1,685,945	19,702,314
MONY Group PLC	1,889,463	4,823,286
Moonpig Group PLC	1,200,900	3,524,775
Morgan Advanced Materials PLC	1,069,528	3,351,390
Morgan Sindall Group PLC	173,045	11,673,559
NCC Group PLC	1,103,315	2,127,024
Ninety One PLC	1,033,834	3,599,097
Ocado Group PLC(b)	2,101,055	6,296,610
OSB Group PLC	1,374,938	11,492,073
Oxford Biomedica PLC(b)(c)	310,703	3,535,573
Oxford Instruments PLC	222,805	7,667,614
Oxford Nanopore Technologies PLC(b)(c)	1,720,856	3,669,808
Pagegroup PLC	1,157,433	3,270,572
Pan African Resources PLC	7,776,086	13,762,593
Paragon Banking Group PLC	745,679	9,060,709
Penno Group PLC	1,788,770	13,407,836
Persimmon PLC	1,222,971	23,551,026
Pets at Home Group PLC	1,712,394	4,795,829
Playtech PLC	1,009,038	4,099,785
Plus500 Ltd.	271,959	15,654,359
Polar Capital Holdings PLC	344,920	2,784,059
Polestar Automotive Holding UK PLC, ADR, Class A, ADR(b)(c)	59,663	902,701
PPHE Hotel Group Ltd.	85,372	2,091,604
Premier Foods PLC	2,512,113	6,489,907
Primary Health Properties PLC	9,718,922	13,795,364
QinetiQ Group PLC	1,864,267	12,843,700
Quilter PLC(d)	5,340,133	14,197,837
Rank Group PLC	671,417	809,404
Raspberry PI Holdings PLC(b)(c)	266,672	978,664
Rathbones Group PLC	236,503	7,158,582
Renew Holdings PLC	302,736	3,881,594
Renishaw PLC	145,794	7,580,896
RHI Magnesita NV	72,562	2,755,004
Rightmove PLC	2,941,174	19,910,000
Rotork PLC	3,175,207	15,408,487
RS Group PLC	1,806,583	16,589,056
Safestore Holdings PLC	819,986	9,279,172
Savills PLC	507,998	7,493,385
Senior PLC	1,559,017	5,216,854
Serco Group PLC	3,870,842	15,893,420
Serica Energy PLC	986,844	2,915,128
Shaftesbury Capital PLC	5,517,515	10,854,452
SigmaRoc PLC(b)	3,773,046	7,405,332
Sirius Real Estate Ltd.	5,676,336	7,631,290
Softcat PLC	490,761	9,611,112
Spire Healthcare Group PLC(d)	1,024,484	2,871,033
SSP Group PLC	3,049,942	7,636,568
St. James's Place PLC	2,015,822	42,101,093
Supermarket Income REIT PLC	4,804,205	5,500,335
Target Healthcare REIT PLC	2,387,603	3,398,136
Tate & Lyle PLC	1,441,685	7,458,780
Taylor Wimpey PLC	13,554,410	19,816,013
TBC Bank Group PLC	159,312	9,262,752
Telecom Plus PLC	266,303	4,864,935
THG PLC(b)(c)	2,491,914	1,270,513
TP ICAP Group PLC	2,831,507	9,877,456
Trainline PLC(b)(d)	1,622,764	4,547,852
Travis Perkins PLC	807,164	6,909,343
Tritax Big Box REIT PLC	8,484,994	19,260,322
Trustpilot Group PLC(b)(d)	1,388,291	3,499,189
Security	Shares	Value
United Kingdom (continued)
TUI AG(b)	1,745,351	$18,608,963
UNITE Group PLC(The)	1,702,398	13,240,201
Vesuvius PLC	748,208	4,705,434
Victrex PLC	323,901	2,907,458
Vistry Group PLC(b)	1,231,196	11,219,035
Volex PLC	498,516	3,011,668
Volution Group PLC	750,297	6,591,216
Watches of Switzerland Group PLC(b)(d)	843,979	6,011,362
Weir Group PLC(The)	988,926	43,679,592
WH Smith PLC	479,219	4,426,241
Workspace Group PLC	526,539	3,022,455
WPP PLC	4,104,426	17,026,072
XPS Pensions Group PLC	737,728	3,492,767
Yellow Cake PLC(b)(d)	903,979	8,439,177
Young & Co's Brewery PLC, Series A, Class A(c)	122,635	1,397,838
Zigup PLC	850,239	4,444,283
		1,741,618,905
Total Common Stocks — 99.3% (Cost: $11,605,323,717)		13,540,903,848
Preferred Stocks
Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	33,261	3,512,331
FUCHS SE, Preference Shares, NVS	254,013	10,980,186
Jungheinrich AG, Preference Shares, NVS	184,663	7,946,920
Sixt SE, Preference Shares, NVS	63,870	4,026,994
STO SE & Co. KGaA, Preference Shares, NVS	10,687	1,498,159
		27,964,590
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	144,805	7,470,694
Japan — 0.0%
Ito En Ltd., Preference Shares, NVS	73,700	864,854
Total Preferred Stocks — 0.3% (Cost: $29,760,193)		36,300,138
Warrants
Italy — 0.0%
Webuild SpA, (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR)(c)	96,743	1
Total Warrants — 0.0% (Cost: $—)		1
Total Long-Term Investments — 99.6% (Cost: $11,635,083,910)		13,577,203,987
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	541,191,414	541,462,010
37
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	5,920,000	$5,920,000
Total Short-Term Securities — 4.0% (Cost: $547,382,010)		547,382,010
Total Investments — 103.6% (Cost: $12,182,465,920)		14,124,585,997
Liabilities in Excess of Other Assets — (3.6)%		(495,322,780)
Net Assets — 100.0%		$13,629,263,217

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$367,603,061	$173,826,189 (a)	$—	$26,763	$5,997	$541,462,010	541,191,414	$5,061,119 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,370,000	2,550,000 (a)	—	—	—	5,920,000	5,920,000	109,776	—
				$26,763	$5,997	$547,382,010		$5,170,895	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	86	03/12/26	$19,883	$929,569
Euro STOXX 50	159	03/20/26	11,216	267,145
FTSE 100 Index	126	03/20/26	17,615	600,414
				$1,797,128
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI EAFE Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,797,128	$—	$—	$—	$1,797,128

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$11,021,281	$—	$—	$—	$11,021,281
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$434,867	$—	$—	$—	$434,867
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$68,639,408
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,025,147,301	$12,511,188,009	$4,568,538	$13,540,903,848
Preferred Stocks	—	36,300,138	—	36,300,138
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	547,382,010	—	—	547,382,010
	$1,572,529,311	$12,547,488,148	$4,568,538	$14,124,585,997
Derivative Financial Instruments(a)
Assets
Equity Contracts	$267,145	$1,529,983	$—	$1,797,128

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
39
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE Small-Cap ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$8,650,037,135	$13,577,203,987
Investments, at value—affiliated(c)	50,328,529	547,382,010
Cash	16,598	83,017
Cash pledged for futures contracts	649,000	—
Foreign currency collateral pledged for futures contracts(d)	—	2,892,825
Foreign currency, at value(e)	12,369,328	16,439,724
Receivables:
Investments sold	3,678,524	2,585,763
Securities lending income—affiliated	41,363	657,806
Capital shares sold	—	1,459,267
Dividends—unaffiliated	5,939,742	15,825,974
Dividends—affiliated	24,657	19,642
Tax reclaims	7,821,522	11,167,846
Variation margin on futures contracts	—	431,343
Foreign withholding tax claims	95,212	—
Total assets	8,731,001,610	14,176,149,204
LIABILITIES
Collateral on securities loaned, at value	36,661,827	541,265,524
Payables:
Investments purchased	—	543,297
Deferred foreign capital gain tax	14,264,786	575,846
Investment advisory fees	2,161,686	4,354,043
Professional fees	18,834	147,277
Due to custodian	191,326	—
Variation margin on futures contracts	297,664	—
Total liabilities	53,596,123	546,885,987
Commitments and contingent liabilities
NET ASSETS	$8,677,405,487	$13,629,263,217
NET ASSETS CONSIST OF
Paid-in capital	$7,053,562,238	$12,742,198,954
Accumulated earnings	1,623,843,249	887,064,263
NET ASSETS	$8,677,405,487	$13,629,263,217
NET ASSET VALUE
Shares outstanding	122,600,000	166,800,000
Net asset value	$70.78	$81.71
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$6,099,294,714	$11,635,083,910
(b) Securities loaned, at value	$29,509,832	$483,879,553
(c) Investments, at cost—affiliated	$50,317,474	$547,382,010
(d) Foreign currency collateral pledged, at cost	$—	$2,924,049
(e) Foreign currency, at cost	$12,099,344	$16,366,046
See notes to financial statements.
Statements of Assets and Liabilities
40

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE Small-Cap ETF
INVESTMENT INCOME
Dividends—unaffiliated	$68,995,650	$127,349,497
Dividends—affiliated	154,660	109,776
Interest—unaffiliated	41,221	52,106
Securities lending income—affiliated—net	352,731	5,061,119
Other income—unaffiliated	14,297	46,805
Foreign taxes withheld	(5,907,357)	(9,477,794)
Foreign withholding tax claims	25,111	1,029,019
Total investment income	63,676,313	124,170,528
EXPENSES
Investment advisory	11,186,298	22,959,714
Professional	22,790	116,183
Commitment costs	20,439	—
Total expenses	11,229,527	23,075,897
Less:
Investment advisory fees waived	(78,967)	—
Total expenses after fees waived	11,150,560	23,075,897
Net investment income	52,525,753	101,094,631
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(33,455,701)	139,624,087
Investments—affiliated	2,715	26,763
Foreign currency transactions	(440,615)	(2,274,889)
Futures contracts	1,326,206	11,021,281
In-kind redemptions—unaffiliated(b)	—	52,517,098
	(32,567,395)	200,914,340
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,272,344,052	1,436,747,508
Investments—affiliated	2,573	5,997
Foreign currency translations	900,166	1,799,241
Futures contracts	913,985	434,867
	1,274,160,776	1,438,987,613
Net realized and unrealized gain	1,241,593,381	1,639,901,953
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,294,119,134	$1,740,996,584
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(123,197)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$(640,755)	$(289,716)
See notes to financial statements.
41
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$52,525,753	$140,699,318	$101,094,631	$266,454,342
Net realized gain (loss)	(32,567,395)	(72,963,423)	200,914,340	148,032,551
Net change in unrealized appreciation (depreciation)	1,274,160,776	685,813,772	1,438,987,613	923,455,406
Net increase in net assets resulting from operations	1,294,119,134	753,549,667	1,740,996,584	1,337,942,299
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(120,188,011)(b)	(157,695,029)	(240,779,508)(b)	(320,855,509)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,140,428,199	1,200,799,242	1,963,482,619	(602,864,846)
NET ASSETS
Total increase in net assets	2,314,359,322	1,796,653,880	3,463,699,695	414,221,944
Beginning of period	6,363,046,165	4,566,392,285	10,165,563,522	9,751,341,578
End of period	$8,677,405,487	$6,363,046,165	$13,629,263,217	$10,165,563,522

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
42

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$60.26	$54.36	$51.10	$46.36	$56.45	$45.11
Net investment income(a)	0.48	1.50 (b)	1.32 (b)	1.43 (b)	1.38 (b)	1.14
Net realized and unrealized gain (loss)(c)	11.09	6.01	3.44	4.49	(9.73)	11.31
Net increase (decrease) from investment operations	11.57	7.51	4.76	5.92	(8.35)	12.45
Distributions from net investment income(d)	(1.05)(e)	(1.61)	(1.50)	(1.18)	(1.74)	(1.11)
Net asset value, end of period	$70.78	$60.26	$54.36	$51.10	$46.36	$56.45
Total Return(f)
Based on net asset value	19.34%(g)	14.02%(b)	9.50%(b)	12.96%(b)	(15.04)%(b)	27.66%
Ratios to Average Net Assets(h)
Total expenses	0.31%(i)	0.32%	0.32%	0.34%	0.32%	0.32%
Total expenses after fees waived	0.30%(i)	0.32%	0.32%	0.34%	0.32%	0.31%
Total expenses excluding professional fees for foreign withholding tax claims	0.31%(i)	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income	1.44%(i)	2.67%(b)	2.60%(b)	3.04%(b)	2.62%(b)	2.14%
Supplemental Data
Net assets, end of period (000)	$8,677,405	$6,363,046	$4,566,392	$4,619,435	$4,125,856	$4,290,381
Portfolio turnover rate(j)	2%	5%	6%	5%	8%	10%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025,
July 31,2024, July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.00, $0.06 and $0.01.
• Total return by 0.02%, 0.01%, 0.12% and 0.02%.
• Ratio of net investment income to average net assets by 0.03%, 0.01%, 0.12% and 0.09%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
43
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$71.99	$64.92	$61.27	$58.15	$75.41	$55.23
Net investment income(a)	0.67 (b)	1.90 (b)	1.57 (b)	1.65 (b)	1.70 (b)	1.39
Net realized and unrealized gain (loss)(c)	10.55	7.46	3.81	2.47	(16.38)	20.00
Net increase (decrease) from investment operations	11.22	9.36	5.38	4.12	(14.68)	21.39
Distributions from net investment income(d)	(1.50)(e)	(2.29)	(1.73)	(1.00)	(2.58)	(1.21)
Net asset value, end of period	$81.71	$71.99	$64.92	$61.27	$58.15	$75.41
Total Return(f)
Based on net asset value	15.72%(b)(g)	14.80%(b)	8.98%(b)	7.12%(b)	(19.80)%(b)	38.84%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.40%	0.40%	0.40%	0.39%	0.39%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(i)	0.40%	0.40%	0.39%	0.39%	0.39%
Net investment income	1.72%(b)(i)	2.90%(b)	2.62%(b)	2.88%(b)	2.50%(b)	2.03%
Supplemental Data
Net assets, end of period (000)	$13,629,263	$10,165,564	$9,751,342	$11,040,507	$10,966,490	$13,135,610
Portfolio turnover rate(j)	7%	18%	14%	11%	15%	17%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,
2026, the year ended July 31, 2025, July 31, 2024, July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.00, $0.01, $0.01 and $0.03.
• Total return by 0.00%, 0.01%, 0.02%, 0.03% and 0.04%.
• Ratio of net investment income to average net assets by 0.02%, 0.01%, 0.01%, 0.02% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
44

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI ACWI ex U.S.	Diversified
MSCI EAFE Small-Cap	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
45
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Notes to Financial Statements
46

Notes to Financial Statements (unaudited) (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI ACWI ex U.S.
Barclays Capital, Inc.	$69,680	$(69,680)	$—	$—
BofA Securities, Inc.	3,365,320	(3,365,320)	—	—
Citigroup Global Markets Ltd.	1,604	(1,604)	—	—
Citigroup Global Markets, Inc.	4,123,202	(4,123,202)	—	—
Goldman Sachs & Co. LLC	9,173,372	(9,173,372)	—	—
Goldman Sachs International	880,654	(880,654)	—	—
J.P. Morgan Securities LLC	2,204,751	(2,204,751)	—	—
J.P. Morgan Securities PLC	1,270,811	(1,270,811)	—	—
Macquarie Bank Ltd.	66	(66)	—	—
Morgan Stanley	6,750,710	(6,750,710)	—	—
Nomura Securities International, Inc.	545,590	(545,590)	—	—
State Street Bank & Trust Co.	627,020	(627,020)	—	—
UBS AG	74,460	(74,460)	—	—
Wells Fargo Securities LLC	422,592	(418,466)	—	4,126(b)
	$29,509,832	$(29,505,706)	$—	$4,126
47
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI EAFE Small-Cap
Barclays Bank PLC	$1,614,799	$(1,614,799)	$—	$—
Barclays Capital, Inc.	21,363,162	(21,363,162)	—	—
BNP Paribas SA	10,131,589	(10,131,589)	—	—
BofA Securities, Inc.	67,092,709	(67,092,709)	—	—
Citigroup Global Markets, Inc.	10,888,272	(10,888,272)	—	—
Goldman Sachs & Co. LLC	149,534,475	(149,534,475)	—	—
HSBC Bank PLC	38,901,953	(38,901,953)	—	—
J.P. Morgan Securities LLC	28,233,545	(28,233,545)	—	—
Jefferies LLC	1,639,746	(1,639,746)	—	—
Macquarie Bank Ltd.	376,457	(376,457)	—	—
Mizuho Securities USA LLC	968,359	(968,359)	—	—
Morgan Stanley	117,797,241	(117,797,241)	—	—
National Financial Services LLC	390,993	(390,993)	—	—
Nomura Securities International, Inc.	3,207,407	(3,207,407)	—	—
Scotia Capital (USA), Inc.	694,461	(694,461)	—	—
SG Americas Securities LLC	295,546	(295,546)	—	—
State Street Bank & Trust Co.	13,815,040	(13,815,040)	—	—
UBS AG	11,676,050	(11,676,050)	—	—
UBS Securities LLC	5,187,714	(5,187,714)	—	—
Virtu Americas LLC	70,035	(70,035)	—	—
	$483,879,553	$(483,879,553)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of January 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
48

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares MSCI ACWI ex U.S. ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204
For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.380000
Over $18 billion, up to and including $24 billion	0.361000
Over $24 billion, up to and including $30 billion	0.342950
Over $30 billion	0.325802
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
MSCI ACWI ex U.S.	$78,967
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
49
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI ACWI ex U.S.	$81,071
MSCI EAFE Small-Cap	1,124,740
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI ex U.S.	$21,328,770	$25,507,122	$(9,889,436)
MSCI EAFE Small-Cap	226,929,061	355,525,092	187,753,950
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI ACWI ex U.S.	$462,246,999	$155,062,446
MSCI EAFE Small-Cap	945,234,087	756,404,575
For the six months ended January 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI ex U.S.	$763,406,028	$—
MSCI EAFE Small-Cap	1,881,661,362	167,794,239
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
MSCI ACWI ex U.S.	$(747,165,202)
MSCI EAFE Small-Cap	(1,047,878,182)
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)

(a)	Amounts available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI ex U.S.	$6,251,261,996	$2,824,307,303	$(374,240,607)	$2,450,066,696
MSCI EAFE Small-Cap	12,353,997,277	3,182,711,447	(1,410,325,599)	1,772,385,848
9. LINE OF CREDIT
The iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
51
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
52

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 01/31/26		Year Ended 07/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI ACWI ex U.S.
Shares sold	17,000,000	$1,140,428,199	23,000,000	$1,274,648,635
Shares redeemed	—	—	(1,400,000)	(73,849,393)
	17,000,000	$1,140,428,199	21,600,000	$1,200,799,242
MSCI EAFE Small-Cap
Shares sold	27,800,000	$2,132,088,655	14,200,000	$937,327,033
Shares redeemed	(2,200,000)	(168,606,036)	(23,200,000)	(1,540,191,879)
	25,600,000	$1,963,482,619	(9,000,000)	$(602,864,846)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares MSCI ACWI ex U.S. ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2026, is $95,212 or $0.00 per share.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
53
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
54

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
55
2026 iShares Semi-Annual Financial Statements and Additional Information

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI China A ETF | CNYA | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
January 31, 2026
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
AECC Aviation Power Co. Ltd., Class A	88,698	$590,336
Kuang-Chi Technologies Co. Ltd., Class A(a)	72,240	492,624
		1,082,960
Air Freight & Logistics — 0.5%
SF Holding Co. Ltd., Class A	151,215	814,575
YTO Express Group Co. Ltd., Class A	116,444	282,278
		1,096,853
Automobile Components — 1.1%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	8,697	172,394
Fuyao Glass Industry Group Co. Ltd., Class A	63,000	558,627
Huayu Automotive Systems Co. Ltd., Class A	101,600	280,700
Huizhou Desay Sv Automotive Co. Ltd., Class A	19,700	346,164
Ningbo Tuopu Group Co. Ltd., Class A	58,292	603,870
Sailun Group Co. Ltd., Class A	113,400	258,062
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	63,000	139,021
		2,358,838
Automobiles — 2.5%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	75,600	593,730
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	176,400	204,021
BYD Co. Ltd., Class A	176,418	2,303,377
Chongqing Changan Automobile Co. Ltd., Class A	264,638	422,619
Chongqing Qianli Technology Co. Ltd., Class A(a)	143,800	218,776
Great Wall Motor Co. Ltd., Class A	88,263	262,285
Guangzhou Automobile Group Co. Ltd., Class A	201,600	229,267
SAIC Motor Corp. Ltd., Class A	252,806	513,116
Seres Group Co. Ltd., Class A	50,400	754,776
		5,501,967
Banks — 11.4%
Agricultural Bank of China Ltd., Class A	2,772,000	2,676,202
Bank of Beijing Co. Ltd., Class A	688,200	524,019
Bank of Changsha Co. Ltd., Class A	126,000	176,626
Bank of Chengdu Co. Ltd., Class A	138,877	321,635
Bank of China Ltd., Class A	1,297,800	1,000,696
Bank of Communications Co. Ltd., Class A	1,738,802	1,652,876
Bank of Hangzhou Co. Ltd., Class A	239,488	556,009
Bank of Jiangsu Co. Ltd., Class A	592,200	861,855
Bank of Nanjing Co. Ltd., Class A	403,280	610,087
Bank of Ningbo Co. Ltd., Class A	218,321	970,762
Bank of Shanghai Co. Ltd., Class A	466,269	618,963
Bank of Suzhou Co. Ltd., Class A	151,200	178,776
China CITIC Bank Corp. Ltd., Class A	390,600	403,232
China Construction Bank Corp., Class A	693,000	867,700
China Everbright Bank Co. Ltd., Class A	1,512,000	720,868
China Merchants Bank Co. Ltd., Class A	667,802	3,707,968
China Minsheng Banking Corp. Ltd., Class A	1,146,680	617,774
China Zheshang Bank Co. Ltd., Class A	705,600	294,947
Chongqing Rural Commercial Bank Co. Ltd., Class A	289,830	269,820
CNPC Capital Co. Ltd., Class A	277,240	358,375
Huaxia Bank Co. Ltd., Class A	428,460	390,262
Industrial & Commercial Bank of China Ltd., Class A	2,041,200	2,125,263
Industrial Bank Co. Ltd., Class A	693,047	1,861,919
Ping An Bank Co. Ltd., Class A	630,456	980,882
Postal Savings Bank of China Co. Ltd., Class A	982,800	714,450
Shanghai Pudong Development Bank Co. Ltd., Class A	1,033,220	1,489,613
Shanghai Rural Commercial Bank Co. Ltd., Class A	315,000	388,741
		25,340,320
Security	Shares	Value
Beverages — 6.2%
Anhui Gujing Distillery Co. Ltd., Class A	13,499	$256,037
Beijing Yanjing Brewery Co. Ltd., Class A	88,200	153,495
Eastroc Beverage Group Co. Ltd., Class A	17,080	613,801
Jiangsu King's Luck Brewery JSC Ltd., Class A	37,790	181,796
Jiangsu Yanghe Distillery Co. Ltd., Class A	50,400	400,644
Kweichow Moutai Co. Ltd., Class A	40,698	8,190,138
Luzhou Laojiao Co. Ltd., Class A	50,400	873,791
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	37,841	928,333
Tsingtao Brewery Co. Ltd., Class A	25,200	217,486
Wuliangye Yibin Co. Ltd., Class A	126,014	1,899,015
		13,714,536
Biotechnology — 0.5%
Beijing Tiantan Biological Products Corp. Ltd., Class A	64,560	154,431
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(a)	37,877	228,776
Chongqing Zhifei Biological Products Co. Ltd., Class A	79,850	199,300
Imeik Technology Development Co. Ltd., Class A	12,620	253,324
Shanghai RAAS Blood Products Co. Ltd., Class A	214,200	193,834
		1,029,665
Broadline Retail — 0.1%
CCOOP Group Co. Ltd., Class A(a)	592,200	206,743
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	51,200	205,216
Capital Markets — 6.5%
Beijing Compass Technology Development Co. Ltd., Class A(a)	20,200	359,568
BOC International China Co. Ltd., Class A	88,600	172,987
Caitong Securities Co. Ltd., Class A	151,651	202,790
Capital Securities Co. Ltd., Class A	63,000	161,889
Changjiang Securities Co. Ltd., Class A	176,400	219,379
China Galaxy Securities Co. Ltd., Class A	226,800	489,136
China Great Wall Securities Co. Ltd., Class A	126,000	178,130
China International Capital Corp. Ltd., Class A	106,400	527,806
China Merchants Securities Co. Ltd., Class A	239,407	588,179
CITIC Securities Co. Ltd., Class A	403,870	1,627,885
CSC Financial Co. Ltd., Class A	139,439	481,436
Dongxing Securities Co. Ltd., Class A	117,939	235,412
East Money Information Co. Ltd., Class A	516,639	1,684,056
Everbright Securities Co. Ltd., Class A	126,400	304,295
Founder Securities Co. Ltd., Class A	252,000	284,530
GF Securities Co. Ltd., Class A	189,000	610,015
Guolian Securities Co. Ltd., Class A	128,159	178,790
Guosen Securities Co. Ltd., Class A	226,800	408,336
Guotai Haitong Securities Co. Ltd.	466,245	1,327,091
Guoyuan Securities Co. Ltd., Class A	138,644	166,222
Hithink RoyalFlush Information Network Co. Ltd., Class A	17,800	892,356
Huatai Securities Co. Ltd., Class A	241,000	794,211
Industrial Securities Co. Ltd., Class A	277,208	273,802
Orient Securities Co. Ltd., Class A	235,021	345,405
SDIC Capital Co. Ltd., Class A	201,600	222,652
Shenwan Hongyuan Group Co. Ltd., Class A	743,400	541,392
Sinolink Securities Co. Ltd., Class A	113,800	152,394
SooChow Securities Co. Ltd., Class A	163,860	225,354
Tianfeng Securities Co. Ltd., Class A(a)	315,000	186,777
Western Securities Co. Ltd., Class A	138,620	159,389
Zheshang Securities Co. Ltd., Class A	139,427	214,289
Zhongtai Securities Co. Ltd., Class A	226,800	208,210
		14,424,163
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals — 4.8%
Ganfeng Lithium Group Co. Ltd., Class A	50,470	$493,633
Guangzhou Tinci Materials Technology Co. Ltd., Class A	63,020	368,277
Hengli Petrochemical Co. Ltd., Class A	226,815	850,033
Hoshine Silicon Industry Co. Ltd., Class A	33,040	235,678
Huafon Chemical Co. Ltd., Class A	164,400	304,071
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	277,200	235,176
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	214,200	406,808
Kingfa Sci & Tech Co. Ltd., Class A	80,400	220,340
LB Group Co. Ltd., Class A	76,009	241,950
Ningxia Baofeng Energy Group Co. Ltd., Class A	240,000	819,073
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	176,450	831,078
Rongsheng Petrochemical Co. Ltd., Class A	315,001	667,326
Satellite Chemical Co. Ltd., Class A	100,877	352,755
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	63,060	339,853
Shanghai Putailai New Energy Technology Co. Ltd., Class A	71,714	283,522
Sinoma Science & Technology Co. Ltd., Class A	59,200	364,980
Tianqi Lithium Corp., Class A(a)	50,400	390,898
Wanhua Chemical Group Co. Ltd., Class A	100,800	1,274,159
Yunnan Yuntianhua Co. Ltd., Class A	63,000	345,670
Zangge Mining Co. Ltd., Class A	50,457	625,181
Zhejiang Juhua Co. Ltd., Class A	88,600	500,639
Zhejiang Longsheng Group Co. Ltd., Class A	100,800	220,434
Zhejiang NHU Co. Ltd., Class A	100,968	404,405
		10,775,939
Commercial Services & Supplies — 0.1%
Zhejiang Weiming Environment Protection Co. Ltd., Class A	50,413	199,353
Communications Equipment — 2.5%
Hengtong Optic-Electric Co. Ltd., Class A	81,900	411,298
Suzhou TFC Optical Communication Co. Ltd., Class A	25,292	898,831
Yealink Network Technology Corp. Ltd., Class A	37,877	208,716
Zhongji Innolight Co. Ltd., Class A	35,443	3,285,688
ZTE Corp., Class A	133,200	734,975
		5,539,508
Construction & Engineering — 1.4%
China Energy Engineering Corp. Ltd., Class A	1,033,200	360,646
China National Chemical Engineering Co. Ltd., Class A	201,810	257,969
China Railway Group Ltd., Class A	668,800	547,681
China State Construction Engineering Corp. Ltd., Class A	1,348,200	976,041
Metallurgical Corp. of China Ltd., Class A	567,000	254,793
Power Construction Corp. of China Ltd., Class A	554,400	450,844
Sichuan Road & Bridge Group Co. Ltd., Class A	239,400	333,964
		3,181,938
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	126,000	443,861
China Jushi Co. Ltd., Class A	126,050	386,789
		830,650
Consumer Staples Distribution & Retail — 0.1%
Yonghui Superstores Co. Ltd., Class A(a)	289,800	183,193
Distributors — 0.2%
Zhejiang China Commodities City Group Co. Ltd., Class A	172,200	397,471
Electrical Equipment — 7.2%
China XD Electric Co. Ltd., Class A	163,800	340,449
CNGR Advanced Material Co. Ltd., Class A	25,260	198,769
Security	Shares	Value
Electrical Equipment (continued)
Contemporary Amperex Technology Co. Ltd., Class A	143,267	$7,216,318
Dongfang Electric Corp. Ltd., Class A	100,890	360,179
Eve Energy Co. Ltd., Class A	63,082	577,749
GEM Co. Ltd., Class A	163,896	211,067
Goldwind Science & Technology Co. Ltd., Class A	113,451	425,110
Goneo Group Co. Ltd., Class A	25,271	151,726
Gotion High-tech Co. Ltd., Class A	63,000	343,827
Jiangsu Zhongtian Technology Co. Ltd., Class A	114,400	366,027
JL Mag Rare-Earth Co. Ltd., Class A	31,800	171,614
NARI Technology Co. Ltd., Class A	265,088	957,190
Ningbo Deye Technology Co. Ltd., Class A	25,289	304,986
Ningbo Orient Wires & Cables Co. Ltd., Class A	25,200	200,200
Ningbo Sanxing Medical Electric Co. Ltd., Class A	50,400	171,227
Shanghai Electric Group Co. Ltd., Class A(a)	415,850	519,560
Sungrow Power Supply Co. Ltd., Class A	68,493	1,485,395
Sunwoda Electronic Co. Ltd., Class A	63,299	213,131
TBEA Co. Ltd., Class A	163,820	636,520
Wolong Electric Group Co. Ltd., Class A	50,400	318,139
Zhejiang Chint Electrics Co. Ltd., Class A	63,000	264,502
Zhejiang Huayou Cobalt Co. Ltd., Class A	63,012	645,809
		16,079,494
Electronic Equipment, Instruments & Components — 8.6%
Accelink Technologies Co. Ltd., Class A	25,200	261,256
Avary Holding Shenzhen Co. Ltd., Class A	75,600	619,260
BOE Technology Group Co. Ltd., Class A	1,209,628	759,557
Chaozhou Three-Circle Group Co. Ltd., Class A	63,529	452,693
China Railway Signal & Communication Corp. Ltd., Class A	237,400	187,628
Eoptolink Technology, Inc. Ltd., Class A	31,880	1,914,859
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	453,600	172,810
Foxconn Industrial Internet Co. Ltd., Class A	428,406	3,533,078
GoerTek, Inc., Class A	114,204	426,851
Huagong Tech Co. Ltd., Class A	37,800	420,267
Lens Technology Co. Ltd., Class A	164,200	855,269
Lingyi iTech Guangdong Co., Class A	239,400	503,295
Luxshare Precision Industry Co. Ltd., Class A	239,668	1,774,205
Maxscend Microelectronics Co. Ltd., Class A	12,656	142,182
OFILM Group Co. Ltd., Class A(a)	113,400	158,934
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	9,564	208,040
Shengyi Electronics Co. Ltd., Class A	25,200	318,831
Shengyi Technology Co. Ltd., Class A	75,682	746,662
Shennan Circuits Co. Ltd., Class A	20,747	692,068
Shenzhen Everwin Precision Technology Co. Ltd., Class A	50,400	279,570
Shenzhen Kinwong Electronic Co. Ltd., Class A	31,200	287,254
SUPCON Technology Co. Ltd., Class A	25,228	303,377
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	63,000	701,481
TCL Technology Group Corp., Class A	693,081	483,700
Unisplendour Corp. Ltd., Class A	91,691	329,306
Victory Giant Technology Huizhou Co. Ltd., Class A	28,500	1,073,468
Wingtech Technology Co. Ltd., Class A(a)	37,811	213,625
Wuhan Guide Infrared Co. Ltd., Class A(a)	142,204	339,118
WUS Printed Circuit Kunshan Co. Ltd., Class A	63,020	629,230
Zhejiang Dahua Technology Co. Ltd., Class A	113,400	308,596
		19,096,470
Energy Equipment & Services — 0.2%
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	37,885	480,568
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	75,893	$288,859
Beijing Enlight Media Co. Ltd., Class A	100,800	282,966
Giant Network Group Co. Ltd., Class A	63,000	397,557
Kingnet Network Co. Ltd., Class A	75,600	270,236
Mango Excellent Media Co. Ltd., Class A	63,080	230,690
		1,470,308
Food Products — 1.9%
Angel Yeast Co. Ltd., Class A	29,096	174,850
Foshan Haitian Flavouring & Food Co. Ltd., Class A	151,619	768,013
Guangdong Haid Group Co. Ltd., Class A	50,899	376,667
Henan Shuanghui Investment & Development Co. Ltd., Class A	113,378	418,244
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	201,644	763,239
Muyuan Foods Co. Ltd., Class A	176,459	1,167,355
New Hope Liuhe Co. Ltd., Class A	151,200	196,427
Wens Foodstuff Group Co. Ltd., Class A	214,246	480,169
		4,344,964
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	88,200	247,219
Ground Transportation — 0.7%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,600,200	1,119,101
Daqin Railway Co. Ltd., Class A	667,800	481,622
		1,600,723
Health Care Equipment & Supplies — 0.9%
APT Medical, Inc., Class A	4,383	146,089
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	37,793	216,666
Shanghai United Imaging Healthcare Co. Ltd., Class A	26,172	485,904
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	37,838	1,028,109
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	25,200	195,063
		2,071,831
Health Care Providers & Services — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	302,481	481,162
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	50,400	182,794
Huadong Medicine Co. Ltd., Class A	50,425	261,302
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	88,609	220,184
		1,145,442
Household Durables — 1.4%
Beijing Roborock Technology Co. Ltd., Class A	8,582	175,751
Ecovacs Robotics Co. Ltd., Class A	21,000	216,318
Gree Electric Appliances, Inc. of Zhuhai, Class A	92,100	512,271
Haier Smart Home Co. Ltd., Class A	201,600	727,227
Midea Group Co. Ltd., Class A	113,400	1,264,331
Sichuan Changhong Electric Co. Ltd., Class A	151,200	211,666
		3,107,564
Independent Power and Renewable Electricity Producers — 3.4%
CGN Power Co. Ltd., Class A	529,200	292,596
China National Nuclear Power Co. Ltd., Class A	667,847	825,662
China Three Gorges Renewables Group Co. Ltd., Class A	945,000	558,095
China Yangtze Power Co. Ltd., Class A	793,888	3,006,499
Datang International Power Generation Co. Ltd., Class A	403,200	218,831
GD Power Development Co. Ltd., Class A	579,600	385,537
Huadian Power International Corp. Ltd., Class A	327,600	230,541
Huaneng Power International, Inc., Class A	304,000	308,167
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
SDIC Power Holdings Co. Ltd., Class A	265,000	$485,414
Shanghai Electric Power Co. Ltd., Class A	93,000	284,189
Shenergy Co. Ltd., Class A	163,800	196,009
Sichuan Chuantou Energy Co. Ltd., Class A	164,000	327,987
Wintime Energy Group Co. Ltd., Class A(a)	718,200	174,443
Zhejiang Zheneng Electric Power Co. Ltd., Class A	365,400	259,723
		7,553,693
Insurance — 3.0%
China Life Insurance Co. Ltd., Class A	89,000	635,098
China Pacific Insurance Group Co. Ltd., Class A	226,816	1,483,321
New China Life Insurance Co. Ltd., Class A	63,000	752,736
People's Insurance Co. Group of China Ltd. (The), Class A	303,700	401,637
Ping An Insurance Group Co. of China Ltd., Class A	352,823	3,380,815
		6,653,607
Interactive Media & Services — 0.1%
Kunlun Tech Co. Ltd., Class A(a)	37,800	302,211
IT Services — 0.4%
Isoftstone Information Technology Group Co. Ltd., Class A	31,950	220,098
Range Intelligent Computing Technology Group Co. Ltd., Class A	50,480	592,116
		812,214
Life Sciences Tools & Services — 0.6%
Hangzhou Tigermed Consulting Co. Ltd., Class A	12,604	114,093
Pharmaron Beijing Co. Ltd., Class A	50,450	215,034
WuXi AppTec Co. Ltd., Class A	81,748	1,118,447
		1,447,574
Machinery — 3.2%
China CSSC Holdings Ltd., Class A	239,400	1,153,507
CRRC Corp. Ltd., Class A	793,890	719,512
Jiangsu Hengli Hydraulic Co. Ltd., Class A	43,324	672,970
Sany Heavy Industry Co. Ltd., Class A	277,250	873,148
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	25,200	301,880
Shenzhen Envicool Technology Co. Ltd., Class A	29,600	454,922
Shenzhen Inovance Technology Co. Ltd., Class A	43,261	464,398
Weichai Power Co. Ltd., Class A	214,200	730,384
XCMG Construction Machinery Co. Ltd., Class A	379,400	585,341
Yutong Bus Co. Ltd., Class A	75,800	336,499
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	63,100	461,874
Zhuzhou CRRC Times Electric Co. Ltd., Class A	25,269	207,401
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	226,850	285,827
		7,247,663
Marine Transportation — 0.4%
Cosco Shipping Holdings Co. Ltd., Class A	403,250	833,834
Media — 0.2%
Focus Media Information Technology Co. Ltd., Class A	467,060	483,150
Metals & Mining — 7.6%
Aluminum Corp. of China Ltd., Class A	430,416	863,363
Baoshan Iron & Steel Co. Ltd., Class A	705,670	737,260
Chifeng Jilong Gold Mining Co. Ltd., Class A	53,400	311,439
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	113,400	832,640
China Rare Earth Resources & Technology Co. Ltd., Class A(a)	37,800	291,689
Citic Pacific Special Steel Group Co. Ltd., Class A	100,800	237,391
CMOC Group Ltd., Class A	568,000	1,955,378
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	100,800	$394,231
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	75,600	352,089
Huaibei Mining Holdings Co. Ltd., Class A	88,200	158,962
Hunan Valin Steel Co. Ltd., Class A	217,340	195,235
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,461,600	522,735
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	63,000	530,150
Jiangxi Copper Co. Ltd., Class A	63,400	568,293
Jinduicheng Molybdenum Co. Ltd., Class A	101,800	297,476
Shandong Gold Mining Co. Ltd., Class A	113,428	844,137
Shandong Nanshan Aluminum Co. Ltd., Class A	365,400	382,536
Shanjin International Gold Co. Ltd., Class A	88,220	424,472
Tianshan Aluminum Group Co. Ltd., Class A	142,100	380,411
Tongling Nonferrous Metals Group Co. Ltd., Class A	416,600	486,181
Western Mining Co. Ltd., Class A	75,600	380,161
Western Superconducting Technologies Co. Ltd., Class A	25,299	307,664
Xiamen Tungsten Co. Ltd., Class A	50,868	408,010
Yunnan Aluminium Co. Ltd., Class A	113,600	542,606
Zhongjin Gold Corp. Ltd., Class A	163,800	826,851
Zijin Mining Group Co. Ltd., Class A	667,875	3,730,756
		16,962,116
Oil, Gas & Consumable Fuels — 2.8%
China Merchants Energy Shipping Co. Ltd., Class A	257,000	418,347
China Petroleum & Chemical Corp., Class A	1,058,443	990,501
China Shenhua Energy Co. Ltd., Class A	214,299	1,290,926
Cosco Shipping Energy Transportation Co. Ltd., Class A	126,049	285,395
Guanghui Energy Co. Ltd., Class A	190,183	153,395
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	75,600	311,682
PetroChina Co. Ltd., Class A	705,600	1,118,614
Shaanxi Coal Industry Co. Ltd., Class A	315,001	1,007,230
Shanxi Coking Coal Energy Group Co. Ltd., Class A	176,460	185,217
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	101,340	198,442
Yankuang Energy Group Co. Ltd., Class A	189,085	396,921
		6,356,670
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	89,000	214,852
Passenger Airlines — 0.9%
Air China Ltd., Class A(a)	415,800	495,513
China Eastern Airlines Corp. Ltd., Class A(a)	555,200	433,309
China Southern Airlines Co. Ltd., Class A(a)	365,424	378,036
Hainan Airlines Holding Co. Ltd., Class A(a)	1,411,200	342,635
Spring Airlines Co. Ltd., Class A	34,300	276,899
		1,926,392
Pharmaceuticals — 2.2%
Beijing Tong Ren Tang Co. Ltd., Class A	50,375	219,432
Changchun High-Tech Industry Group Co. Ltd., Class A	14,340	197,556
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	50,920	205,635
CSPC Innovation Pharmaceutical Co. Ltd., Class A	50,440	282,240
Haisco Pharmaceutical Group Co. Ltd., Class A	25,200	183,438
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	201,682	1,683,961
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,200	215,189
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	63,063	241,488
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	37,800	254,763
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	5,726	228,487
Security	Shares	Value
Pharmaceuticals (continued)
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	50,800	$225,877
Yunnan Baiyao Group Co. Ltd., Class A	63,060	503,819
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	18,899	435,512
		4,877,397
Real Estate Management & Development — 0.8%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	289,800	439,891
China Vanke Co. Ltd., Class A(a)	302,400	212,059
Hainan Airport Infrastructure Co. Ltd., Class A	378,000	243,252
Poly Developments and Holdings Group Co. Ltd., Class A	378,031	369,775
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	52,000	310,076
Youngor Fashion Co. Ltd., Class A	151,294	159,801
		1,734,854
Semiconductors & Semiconductor Equipment — 9.4%
ACM Research Shanghai, Inc., Class A	7,948	214,962
Advanced Micro-Fabrication Equipment, Inc./China, Class A	20,471	1,018,813
Amlogic Shanghai Co. Ltd., Class A(a)	11,750	148,126
Bestechnic Shanghai Co. Ltd., Class A	5,182	164,178
Cambricon Technologies Corp. Ltd., Class A(a)	13,610	2,458,747
China Resources Microelectronics Ltd., Class A	38,712	354,487
CSI Solar Co. Ltd., Class A	126,000	277,256
Flat Glass Group Co. Ltd., Class A(a)	63,000	145,818
GalaxyCore, Inc., Class A	75,600	174,902
GigaDevice Semiconductor, Inc., Class A	20,757	934,459
Hangzhou Chang Chuan Technology Co. Ltd., Class A	23,200	424,616
Hangzhou First Applied Material Co. Ltd., Class A	85,254	208,350
Hangzhou Silan Microelectronics Co. Ltd., Class A	50,400	240,959
Hua Hong Semiconductor Ltd., Class A(a)	13,060	290,096
Hwatsing Technology Co. Ltd., Class A	11,645	316,269
Hygon Information Technology Co. Ltd., Class A	75,610	2,857,983
Ingenic Semiconductor Co. Ltd., Class A	15,200	312,983
JA Solar Technology Co. Ltd., Class A(a)	113,480	184,291
JCET Group Co. Ltd., Class A	63,000	447,267
Jinko Solar Co. Ltd., Class A(a)	327,600	297,764
LONGi Green Energy Technology Co. Ltd., Class A(a)	252,046	647,418
Loongson Technology Corp. Ltd., Class A(a)	11,186	267,949
Montage Technology Co. Ltd., Class A	38,006	990,306
National Silicon Industry Group Co. Ltd., Class A(a)	90,800	292,186
NAURA Technology Group Co. Ltd., Class A	23,630	1,610,676
Nexchip Semiconductor Corp., Class A	61,172	320,840
OmniVision Integrated Circuits Group, Inc.	37,855	659,597
Piotech, Inc., Class A	9,202	465,489
Rockchip Electronics Co. Ltd., Class A	13,200	361,922
Sanan Optoelectronics Co. Ltd., Class A	163,800	380,121
SG Micro Corp., Class A	25,253	273,801
Shenzhen Goodix Technology Co. Ltd., Class A	12,600	146,155
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	138,623	187,301
Tianshui Huatian Technology Co. Ltd., Class A	113,400	246,409
TongFu Microelectronics Co. Ltd., Class A	50,400	378,338
Tongwei Co. Ltd., Class A(a)	151,293	395,393
Trina Solar Co. Ltd., Class A(a)	75,600	203,796
Unigroup Guoxin Microelectronics Co. Ltd., Class A	28,679	344,952
United Nova Technology Co. Ltd., Class A(a)	272,891	297,415
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	14,758	467,867
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	75,662	263,519
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	37,801	$242,148
		20,915,924
Software — 1.4%
360 Security Technology, Inc., Class A	226,800	395,275
Beijing Kingsoft Office Software, Inc., Class A	14,951	722,427
China National Software & Service Co. Ltd., Class A(a)	37,820	245,239
Empyrean Technology Co. Ltd., Class A	13,000	192,736
Hundsun Technologies, Inc., Class A	63,732	284,026
Iflytek Co. Ltd., Class A	75,650	646,776
Jiangsu Hoperun Software Co. Ltd., Class A	25,200	180,564
Shanghai Baosight Software Co. Ltd., Class A	63,005	206,637
Yonyou Network Technology Co. Ltd., Class A(a)	113,649	247,288
		3,120,968
Specialty Retail — 0.4%
China Tourism Group Duty Free Corp. Ltd., Class A	63,041	808,814
Technology Hardware, Storage & Peripherals — 1.2%
Anker Innovations Technology Co. Ltd., Class A	17,810	254,822
China Greatwall Technology Group Co. Ltd., Class A(a)	100,800	229,741
Huaqin Technology Co. Ltd., Class A	25,200	311,849
IEIT Systems Co. Ltd., Class A	50,460	453,958
Sharetronic Data Technology Co. Ltd., Class A	12,600	410,862
Shenzhen Longsys Electronics Co. Ltd., Class A(a)	12,600	603,160
Shenzhen Transsion Holdings Co. Ltd., Class A	37,852	314,988
		2,579,380
Transportation Infrastructure — 0.2%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	189,800	255,774
Shanghai International Airport Co. Ltd., Class A	37,822	167,269
		423,043
Wireless Telecommunication Services — 0.3%
China United Network Communications Ltd., Class A	1,020,600	749,209
Total Common Stocks — 99.7% (Cost: $129,385,781)		221,717,461
Security	Shares	Value
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49) (Expires 12/31/49)(b)	26,458	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $129,385,781)		221,717,461
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	630,000	630,000
Total Short-Term Securities — 0.3% (Cost: $630,000)		630,000
Total Investments — 100.0% (Cost: $130,015,781)		222,347,461
Other Assets Less Liabilities — 0.0%		108,181
Net Assets — 100.0%		$222,455,642

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$670,000	$—	$(40,000)(a)	$—	$—	$630,000	630,000	$45,150	$—

(a)	Represents net amount purchased (sold).
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI China A ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	45	02/26/26	$672	$576
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$576	$—	$—	$—	$576

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$20,665	$—	$—	$—	$20,665
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$12,873	$—	$—	$—	$12,873
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$633,193
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$22,581,790	$199,135,671	$—	$221,717,461
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	630,000	—	—	630,000
	$23,211,790	$199,135,671	$—	$222,347,461
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI China A ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$576	$—	$576

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
January 31, 2026

iShares MSCI China A ETF
ASSETS
Investments, at value—unaffiliated(a)	$221,717,461
Investments, at value—affiliated(b)	630,000
Cash pledged for futures contracts	45,000
Foreign currency, at value(c)	186,391
Receivables:
Dividends—affiliated	713
Total assets	222,579,565
LIABILITIES
Bank overdraft	3,886
Payables:
Investment advisory fees	111,551
Variation margin on futures contracts	8,486
Total liabilities	123,923
Commitments and contingent liabilities
NET ASSETS	$222,455,642
NET ASSETS CONSIST OF
Paid-in capital	$274,597,384
Accumulated loss	(52,141,742)
NET ASSETS	$222,455,642
NET ASSET VALUE
Shares outstanding	6,300,000
Net asset value	$35.31
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$129,385,781
(b) Investments, at cost—affiliated	$630,000
(c) Foreign currency, at cost	$186,459
See notes to financial statements.
Statement of Assets and Liabilities
10

Statement of Operations (unaudited)
Six Months Ended January 31, 2026

iShares MSCI China A ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,805,617
Dividends—affiliated	45,150
Interest—unaffiliated	2,333
Foreign taxes withheld	(180,562)
Total investment income	1,672,538
EXPENSES
Investment advisory	676,670
Commitment costs	1,164
Interest expense	49
Total expenses	677,883
Net investment income	994,655
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	9,103,491
Foreign currency transactions	8,422
Futures contracts	20,665
9,132,578
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	28,185,356
Foreign currency translations	1,477
Futures contracts	12,873
28,199,706
Net realized and unrealized gain	37,332,284
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,326,939
See notes to financial statements.
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares MSCI China A ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$994,655	$4,031,979
Net realized gain (loss)	9,132,578	(1,126,444)
Net change in unrealized appreciation (depreciation)	28,199,706	36,131,673
Net increase in net assets resulting from operations	38,326,939	39,037,208
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,385,138)(b)	(6,847,580)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(10,577,565)	(103,037,240)
NET ASSETS
Total increase (decrease) in net assets	24,364,236	(70,847,612)
Beginning of period	198,091,406	268,939,018
End of period	$222,455,642	$198,091,406

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets
12

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$29.79	$25.61	$31.18	$35.39	$41.70	$36.39
Net investment income(a)	0.15	0.44	0.61	0.54	0.46	0.52
Net realized and unrealized gain (loss)(b)	5.92	4.48	(5.07)	(3.92)	(6.29)	5.22
Net increase (decrease) from investment operations	6.07	4.92	(4.46)	(3.38)	(5.83)	5.74
Distributions from net investment income(c)	(0.55)(d)	(0.74)	(1.11)	(0.83)	(0.48)	(0.43)
Net asset value, end of period	$35.31	$29.79	$25.61	$31.18	$35.39	$41.70
Total Return(e)
Based on net asset value	20.51%(f)	19.34%	(14.19)%	(9.55)%	(14.18)%	15.79%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.60%	0.60%	0.60%	0.60%	0.60%
Total expenses after fees waived	0.60%(h)	0.60%	0.44%	0.24%	0.24%	0.24%
Net investment income	0.88%(h)	1.58%	2.28%	1.70%	1.15%	1.24%
Supplemental Data
Net assets, end of period (000)	$222,456	$198,091	$268,939	$328,988	$550,305	$627,526
Portfolio turnover rate(i)	43%	48%	73%	26%	64%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI China A	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
4. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI China A	$94,003,834	$106,720,065
There were no in-kind transactions for the six months ended January 31, 2026.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of July 31, 2025, the Fund had non-expiring capital loss carryforwards of $139,451,097 available to offset future realized capital gains.
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI China A	$144,057,404	$93,578,606	$(15,287,973)	$78,290,633
8. LINE OF CREDIT
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended January 31, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  The Fund invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/26		Year Ended 07/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI China A
Shares sold	2,500,000	$85,005,150	3,400,000	$103,922,089
Shares redeemed	(2,850,000)	(95,582,715)	(7,250,000)	(206,959,329)
	(350,000)	$(10,577,565)	(3,850,000)	$(103,037,240)
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
20

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
JSC	Joint Stock Company
21
2026 iShares Semi-Annual Financial Statements and Additional Information

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iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Core MSCI Pacific ETF | IPAC | NYSE Arca

2

Schedule of Investments (unaudited)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 19.9%
Abacus Group	109,312	$87,879
Abacus Storage King	107,509	115,674
Accent Group Ltd.	99,197	63,707
AGL Energy Ltd.	158,570	997,658
Alkane Resources Ltd.(a)	283,863	307,376
Alpha HPA Ltd.(a)	264,230	134,089
ALS Ltd.	135,256	2,306,313
Amotiv Ltd.	34,833	203,215
AMP Ltd.	647,363	757,878
Ampol Ltd.	62,741	1,260,510
Ansell Ltd.	37,496	850,115
ANZ Group Holdings Ltd.	781,442	19,880,146
APA Group	345,713	2,128,379
ARB Corp. Ltd.(b)	19,972	357,178
Arena REIT	95,530	235,251
Aristocrat Leisure Ltd.	145,494	5,405,061
ASX Ltd.	52,272	2,080,654
Atlas Arteria Ltd.	272,432	940,186
AUB Group Ltd.	29,301	615,040
Aurizon Holdings Ltd.	466,305	1,192,796
Aussie Broadband Ltd.	52,354	164,250
Austal Ltd.(a)	73,702	355,423
Bank of Queensland Ltd.	179,837	847,008
Bapcor Ltd.	81,814	120,962
Beach Energy Ltd.	461,913	395,925
Bega Cheese Ltd.	60,692	256,894
Bellevue Gold Ltd.(a)	402,665	472,194
Bendigo & Adelaide Bank Ltd.	149,581	1,139,029
BHP Group Ltd.	1,330,060	45,810,397
BlueScope Steel Ltd.	113,642	2,371,829
Boss Energy Ltd. (a)(b)	116,784	154,720
Brambles Ltd.	357,247	5,545,439
Bravura Solutions Ltd.	87,003	123,434
Brazilian Rare Earths Ltd.(a)	32,160	85,100
Breville Group Ltd.(b)	26,716	595,310
BWP Property Group Ltd.	155,419	403,811
Capricorn Metals Ltd.(a)	98,587	923,407
CAR Group Ltd.	100,168	1,916,706
Catalyst Metals Ltd.(a)(b)	71,163	403,599
Catapult Sports Ltd.(a)	62,975	152,728
Centuria Capital Group	188,188	252,323
Centuria Industrial REIT	152,958	345,609
Centuria Office REIT	105,819	78,477
Challenger Ltd.	134,784	858,499
Champion Iron Ltd.	101,476	409,854
Charter Hall Group	118,072	1,880,322
Charter Hall Long Wale REIT	189,585	512,780
Charter Hall Retail REIT	133,131	362,532
Charter Hall Social Infrastructure REIT	77,675	157,001
Clarity Pharmaceuticals Ltd.(a)(b)	77,363	164,130
Cleanaway Waste Management Ltd., Class L	587,711	1,007,362
Cochlear Ltd.	16,997	3,168,128
Codan Ltd.	30,338	798,855
Coles Group Ltd.	351,832	5,198,262
Collins Foods Ltd.	32,361	240,147
Commonwealth Bank of Australia	438,223	45,365,215
Computershare Ltd.	135,430	3,075,691
Corporate Travel Management Ltd.(c)	26,152	261,404
Credit Corp. Group Ltd.	17,117	168,133
Cromwell Property Group	389,323	111,016
Security	Shares	Value
Australia (continued)
CSL Ltd.	127,855	$16,110,988
Data#3 Ltd.	33,010	223,595
Deep Yellow Ltd.(a)	245,313	479,042
Deterra Royalties Ltd.	111,722	326,223
Develop Global Ltd.(a)	72,900	261,908
Dexus	293,340	1,368,509
Dexus Industria REIT	41,284	73,651
Dicker Data Ltd.	36,780	256,447
DigiCo Infrastructure REIT	105,246	187,611
Domino's Pizza Enterprises Ltd., Class L(b)	21,954	347,752
Downer EDI Ltd.	176,532	984,453
DroneShield Ltd.(a)(b)	226,400	519,502
Dyno Nobel Ltd.	467,946	1,139,678
Eagers Automotive Ltd.	43,776	812,642
Elders Ltd.	51,447	263,549
Emerald Resources NL(a)	135,013	634,759
Endeavour Group Ltd./Australia	395,597	1,016,268
Evolution Mining Ltd.	532,357	5,112,345
EVT Ltd.	20,298	175,740
Firefinch Ltd., NVS(c)	298,353	2
Flight Centre Travel Group Ltd., Class L(b)	50,261	563,691
Fortescue Ltd.	443,917	6,428,302
Gemlife Communities Group(a)	52,671	184,488
Generation Development Group Ltd.(b)	86,568	321,999
Genesis Minerals Ltd.(a)(b)	264,624	1,306,711
Goodman Group	535,692	11,380,069
GPT Group(The)	498,339	1,830,903
GrainCorp Ltd., Class A	59,454	298,128
Greatland Resources Ltd.(a)	135,422	1,112,413
Growthpoint Properties Australia Ltd.	67,576	107,596
Guzman y Gomez Ltd.(b)	12,811	196,678
Hansen Technologies Ltd.	52,205	180,285
Harvey Norman Holdings Ltd.	147,266	661,771
Helia Group Ltd.	78,880	318,955
HMC Capital Ltd.	95,906	279,867
HomeCo Daily Needs REIT	442,282	396,862
HUB24 Ltd.	22,029	1,543,486
IDP Education Ltd.	67,793	295,016
IGO Ltd.(a)	176,157	1,006,954
Iluka Resources Ltd.	104,476	382,892
Imdex Ltd.	150,261	388,400
Ingenia Communities Group	97,726	320,425
Inghams Group Ltd.	98,998	172,068
Insignia Financial Ltd.(a)	154,120	497,969
Insurance Australia Group Ltd.	612,265	3,227,947
IperionX Ltd.(a)	93,392	468,021
IPH Ltd.	60,175	156,142
IRESS Ltd.	46,293	260,630
JB Hi-Fi Ltd.	28,226	1,590,268
Judo Capital Holdings Ltd.(a)	291,042	366,765
Karoon Energy Ltd.	208,387	246,698
Kelsian Group Ltd.	42,550	115,558
L1 Group Ltd.	211,425	180,123
Lendlease Corp. Ltd.	169,605	567,585
Leo Lithium Ltd., NVS(c)	292,832	2
Liontown Resources Ltd.(a)	518,263	657,946
Lottery Corp. Ltd.(The)	578,154	2,059,629
Lovisa Holdings Ltd.	18,693	400,934
Lynas Rare Earths Ltd.(a)	234,712	2,362,640
MA Financial Group Ltd.	34,720	250,718
Maas Group Holdings Ltd.	51,271	193,815
Macquarie Group Ltd.	95,493	14,014,527
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Macquarie Technology Group Ltd.(a)(b)	3,518	$171,074
Mader Group Ltd.	13,518	77,283
Magellan Financial Group Ltd.	54,712	330,755
McMillan Shakespeare Ltd.	12,739	151,022
Medibank Pvt Ltd.	707,083	2,268,791
Megaport Ltd.(a)(b)	44,236	353,247
Mesoblast Ltd.(a)(b)	228,710	401,179
Metcash Ltd.	311,802	718,834
Mineral Resources Ltd.(a)	46,480	1,828,310
Mirvac Group	1,057,704	1,468,903
Monadelphous Group Ltd.	26,035	560,176
Myer Holdings Ltd.(a)(b)	328,329	99,099
Nanosonics Ltd.(a)(b)	72,369	195,410
National Australia Bank Ltd.	802,178	24,096,951
National Storage REIT	379,150	726,582
Netwealth Group Ltd.	31,985	541,948
Neuren Pharmaceuticals Ltd.(a)(b)	27,600	319,581
New Hope Corp. Ltd.	131,686	412,927
NEXTDC Ltd.(a)	167,315	1,545,908
nib holdings Ltd.	127,796	596,069
Nick Scali Ltd.	20,625	350,353
Nickel Industries Ltd.	624,423	395,300
Nine Entertainment Co. Holdings Ltd.	337,864	267,930
Northern Star Resources Ltd.	356,230	6,548,683
NRW Holdings Ltd.	108,085	389,995
Nufarm Ltd./Australia(a)	89,530	146,198
Nuix Ltd.(a)	53,094	63,539
Objective Corp. Ltd.(b)	8,427	88,203
Ora Banda Mining Ltd.(a)	366,279	307,011
Orica Ltd.	119,790	2,133,963
Origin Energy Ltd.	452,121	3,707,985
Orora Ltd.	345,408	490,481
Paladin Energy Ltd.(a)(b)	102,437	960,434
Pantoro Gold Ltd.(a)	82,842	274,831
Perenti Ltd.	243,120	468,032
Perpetual Ltd.	36,022	451,078
Perseus Mining Ltd.	346,619	1,335,001
PEXA Group Ltd.(a)(b)	33,837	323,515
Pilbara Minerals Ltd.(a)(b)	845,737	2,481,544
Pinnacle Investment Management Group Ltd.	51,950	609,234
PolyNovo Ltd.(a)(b)	152,212	106,933
Predictive Discovery Ltd.(a)	507,153	280,216
Premier Investments Ltd.	25,409	235,348
Pro Medicus Ltd.	14,967	1,913,430
PWR Holdings Ltd.(b)	22,155	143,164
Qantas Airways Ltd.	190,849	1,334,346
QBE Insurance Group Ltd.	396,039	5,428,021
Qube Holdings Ltd.	447,001	1,478,486
Ramelius Resources Ltd.	500,226	1,540,603
Ramsay Health Care Ltd.	50,755	1,280,335
REA Group Ltd.	13,756	1,808,691
Redox Ltd./Australia(b)	47,933	105,381
Reece Ltd.	63,141	646,308
Region Group	315,594	506,195
Regis Healthcare Ltd.	57,458	269,395
Regis Resources Ltd.	199,569	1,040,204
Reliance Worldwide Corp. Ltd.	212,319	551,724
Resolute Mining Ltd.(a)	537,491	481,496
Rio Tinto Ltd.	97,268	10,133,843
Sandfire Resources Ltd.(a)	119,533	1,621,947
Santos Ltd.	843,074	4,111,460
Scentre Group	1,359,188	3,851,896
Security	Shares	Value
Australia (continued)
SEEK Ltd.	92,563	$1,344,429
Service Stream Ltd.	148,155	234,812
SGH Ltd.	53,570	1,716,815
Sigma Healthcare Ltd.(b)	1,344,771	2,881,631
Silex Systems Ltd.(a)(b)	59,517	282,219
Sims Ltd.	43,907	614,749
SiteMinder Ltd.(a)	62,047	217,640
SmartGroup Corp. Ltd.	37,329	218,925
Sonic Healthcare Ltd.	123,465	1,974,430
South32 Ltd.	1,189,737	3,768,929
SRG Global Ltd.	159,547	334,566
Stanmore Resources Ltd.	103,894	217,484
Steadfast Group Ltd.	268,487	972,323
Stockland	622,896	2,330,631
Suncorp Group Ltd.	284,026	3,343,535
Super Retail Group Ltd.	37,201	379,609
Superloop Ltd.(a)	123,722	197,139
Supply Network Ltd.(b)	5,350	136,587
Tabcorp Holdings Ltd.	589,616	361,953
Technology One Ltd.	79,815	1,393,474
Telix Pharmaceuticals Ltd.(a)(b)	71,216	519,616
Telstra Group Ltd.	1,042,545	3,541,833
Temple & Webster Group Ltd.(a)	24,894	207,051
Transurban Group	816,231	7,895,216
Treasury Wine Estates Ltd.	198,028	737,929
Tuas Ltd.(a)	73,501	363,530
Vault Minerals Ltd.(a)	269,201	1,030,171
Ventia Services Group Pty. Ltd.	221,718	887,972
Vicinity Ltd.	1,048,771	1,789,253
Virgin Australia Holdings Ltd.(a)	75,895	165,419
Viva Energy Group Ltd.(d)	310,459	388,646
Vulcan Energy Resources Ltd.(a)	98,422	269,854
Vulcan Steel Ltd.	17,096	82,738
WA1 Resources Ltd., NVS(a)	10,277	121,146
Washington H Soul Pattinson & Co. Ltd.	88,168	2,360,576
Waypoint REIT Ltd.	154,072	262,624
WEB Travel Group Ltd.(a)	91,029	291,290
Wesfarmers Ltd.	298,860	17,240,212
Westgold Resources Ltd.	249,486	1,190,472
Westpac Banking Corp.	895,847	24,070,597
Whitehaven Coal Ltd.	205,653	1,256,467
WiseTech Global Ltd.	53,594	2,147,330
Woodside Energy Group Ltd.	498,284	8,797,948
Woolworths Group Ltd.	320,263	6,872,966
Worley Ltd.	132,220	1,229,846
Xero Ltd.(a)	43,099	2,808,816
Yancoal Australia Ltd.	104,321	417,582
Zip Co. Ltd.(a)	354,502	654,004
		462,213,315
China — 0.1%
HBM Holdings Ltd.(a)(d)	189,000	288,346
Mobvista, Inc.(a)(d)	126,000	240,322
United Energy Group Ltd.(b)	3,808,000	313,594
Wharf Holdings Ltd.(The)	282,898	914,011
		1,756,273
Hong Kong — 5.5%
AIA Group Ltd.	2,760,000	31,843,426
ASMPT Ltd.	86,800	1,157,563
Bank of East Asia Ltd.(The)	261,400	499,301
BOC Hong Kong Holdings Ltd.	961,000	5,060,614
Bright Smart Securities & Commodities Group Ltd.(a)	196,000	222,001
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Brightoil Petroleum Holdings Ltd.(c)	763,800	$1
Cafe de Coral Holdings Ltd.	92,000	55,350
Chow Sang Sang Holdings International Ltd.	145,000	271,479
CITIC Telecom International Holdings Ltd.	403,000	132,645
CK Asset Holdings Ltd.	507,072	2,970,498
CK Hutchison Holdings Ltd.	707,572	5,705,365
CK Infrastructure Holdings Ltd., Class L	162,500	1,334,653
CLP Holdings Ltd.	432,500	4,088,219
Comba Telecom Systems Holdings Ltd.	512,000	149,069
Cowell e Holdings, Inc.(a)(b)	91,000	353,845
Crystal International Group Ltd.(d)	150,500	141,911
Dah Sing Banking Group Ltd.	113,200	161,248
Dah Sing Financial Holdings Ltd.	48,000	232,115
Deep Source Holdings Ltd.(a)(b)	2,170,000	228,847
DFI Retail Group Holdings Ltd.	109,700	451,703
Dream International Ltd.	84,000	95,483
Envision Greenwise Holdings Ltd.(a)(b)	503,000	211,961
First Pacific Co. Ltd.	584,000	456,948
Fortune REIT	495,000	321,713
Futu Holdings Ltd., ADR(a)	14,948	2,430,096
Galaxy Entertainment Group Ltd., Class L	518,000	2,631,835
Great Eagle Holdings Ltd.	53,000	109,417
Guotai Junan International Holdings Ltd.	1,788,000	611,510
Hang Lung Group Ltd.	208,000	448,105
Hang Lung Properties Ltd.	476,000	574,376
Health and Happiness H&H International Holdings Ltd.	96,000	187,939
Henderson Land Development Co. Ltd.	382,970	1,523,308
HKBN Ltd.	109,500	97,977
HKT Trust & HKT Ltd., Class SS	1,018,720	1,526,674
Hong Kong & China Gas Co. Ltd.	2,952,525	2,780,832
Hong Kong Exchanges & Clearing Ltd.	277,600	15,304,386
Hongkong Land Holdings Ltd.	278,900	2,366,431
Hsin Chong Group Holdings Ltd.(c)	1,002,000	1
Hysan Development Co. Ltd.	171,000	469,630
Jardine Matheson Holdings Ltd.	42,400	3,090,024
Jiaxin International Resources Investment Ltd.(a)	21,600	222,578
Johnson Electric Holdings Ltd.	101,500	349,618
JS Global Lifestyle Co. Ltd.(a)(b)(d)	404,500	92,684
Kerry Logistics Network Ltd.	96,651	87,253
Kerry Properties Ltd.	149,000	452,329
Link REIT	678,700	3,120,500
Luk Fook Holdings International Ltd.	84,000	345,083
Man Wah Holdings Ltd.	386,000	239,415
Melco International Development Ltd.(a)	298,500	161,368
Melco Resorts & Entertainment Ltd., ADR(a)	42,507	257,592
MGM China Holdings Ltd.	252,000	402,410
MTR Corp. Ltd.	394,500	1,744,408
New World Development Co. Ltd.(a)	399,000	580,532
NWS Holdings Ltd.	369,900	433,315
OSL Group Ltd.(a)(b)	260,500	559,319
Pacific Basin Shipping Ltd.	1,319,000	518,015
PAX Global Technology Ltd.	178,000	112,331
PCCW Ltd.	1,161,000	867,668
Power Assets Holdings Ltd.	359,500	2,788,552
Realord Group Holdings Ltd.(a)	108,000	216,080
Sands China Ltd.	634,400	1,376,825
Sino Land Co. Ltd.	980,000	1,474,811
SITC International Holdings Co. Ltd.	339,000	1,265,885
SJM Holdings Ltd.(a)(b)	935,000	286,957
SmarTone Telecommunications Holdings Ltd.	11,500	7,198
Stella International Holdings Ltd.(b)	180,500	333,639
Security	Shares	Value
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	380,000	$6,102,377
SUNeVision Holdings Ltd.(b)	229,000	195,378
Swire Pacific Ltd., Class A	96,500	931,214
Techtronic Industries Co. Ltd.	383,500	5,235,349
Time Interconnect Technology Ltd.(b)	176,000	348,254
United Laboratories International Holdings Ltd.(The)	320,000	487,234
Vitasoy International Holdings Ltd.	194,000	173,540
Viva Goods Co. Ltd.(a)	1,432,000	117,319
Vobile Group Ltd.(a)(b)	630,000	390,675
VSTECS Holdings Ltd.	238,000	235,480
VTech Holdings Ltd.	52,700	410,401
WH Group Ltd.(d)	2,207,000	2,604,471
Wharf Real Estate Investment Co. Ltd.	436,000	1,513,688
Wynn Macau Ltd.	402,000	297,490
Xinyi Glass Holdings Ltd.(b)	468,000	611,542
Yue Yuen Industrial Holdings Ltd.(b)	210,500	469,477
		128,718,753
Japan — 68.4%
77 Bank Ltd.(The)	17,000	933,632
ABC-Mart, Inc.	25,400	406,456
Acom Co. Ltd.	93,700	309,963
Activia Properties, Inc.	525	490,315
ADEKA Corp.	20,300	603,404
Advance Residence Investment Corp.	721	782,495
Advantest Corp.	200,800	33,209,605
Aeon Co. Ltd.	588,515	8,049,471
AEON Financial Service Co. Ltd.	28,300	308,914
Aeon Hokkaido Corp.	10,100	61,191
AEON REIT Investment Corp.	406	351,392
AGC, Inc.	50,900	1,878,183
Ai Holdings Corp.	9,800	168,947
Aica Kogyo Co. Ltd.	11,800	267,843
Aichi Corp.	5,000	44,083
Aichi Financial Group, Inc., NVS	8,900	315,778
Aichi Steel Corp.	8,800	175,232
Aiful Corp.	81,000	288,013
Ain Holdings, Inc.	5,500	229,679
Air Water, Inc.	49,500	751,371
Aisan Industry Co. Ltd.	8,700	123,832
Aisin Corp.	132,900	2,380,904
Ajinomoto Co., Inc.	240,800	5,508,743
Alfresa Holdings Corp.	41,400	666,742
Alpen Co. Ltd.	1,700	23,857
Alps Alpine Co. Ltd.	39,224	513,752
ALSOK Co. Ltd.	95,300	738,281
Amada Co. Ltd.	86,500	1,108,121
Amano Corp.	14,200	360,390
ANA Holdings, Inc.	41,800	811,543
and ST HD Co., Ltd.	6,800	122,377
Anritsu Corp.	30,700	425,409
Anycolor, Inc.	7,300	208,390
AOKI Holdings, Inc.	7,500	89,563
Aoyama Trading Co. Ltd.	8,900	151,064
Aozora Bank Ltd.	29,600	479,552
Appier Group, Inc.	17,200	115,525
Arata Corp.	6,900	137,660
Arclands Corp.	17,223	213,259
Arcs Co. Ltd.	9,200	206,689
ARE Holdings, Inc.	18,700	438,386
Argo Graphics, Inc.	11,700	108,967
Ariake Japan Co. Ltd.	4,300	155,883
Artience Co. Ltd.	9,300	222,961
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
As One Corp.	11,700	$175,745
Asahi Group Holdings Ltd.	404,100	4,230,463
Asahi Intecc Co. Ltd.	55,600	926,861
Asahi Kasei Corp.	345,900	3,355,578
Asahi Yukizai Corp.	3,400	118,795
Asics Corp.	185,200	4,458,260
ASKUL Corp.	9,500	83,909
Astellas Pharma, Inc.	474,500	6,600,241
Atom Corp.(a)(b)	29,200	114,226
Autobacs Seven Co. Ltd.	12,300	131,027
Awa Bank Ltd.(The)	6,900	232,027
Axial Retailing, Inc.	19,000	142,678
Azbil Corp.	127,300	1,114,092
AZ-COM MARUWA Holdings, Inc.	17,500	112,324
Bandai Namco Holdings, Inc.	156,300	4,055,784
Bank of Nagoya Ltd.(The)	8,400	266,166
BayCurrent, Inc.	36,200	1,275,518
Belc Co. Ltd.	2,400	118,896
Bell System24 Holdings, Inc.	11,300	104,783
Belluna Co. Ltd.	7,600	47,862
Bic Camera, Inc.	25,400	282,246
BIPROGY, Inc.	21,400	710,680
Blue Zones Holdings Co. Ltd.	4,500	258,177
BML, Inc.	5,200	131,596
Bridgestone Corp.	299,200	6,736,266
Brother Industries Ltd.	60,200	1,227,333
Bunka Shutter Co. Ltd.	17,700	231,430
C Uyemura & Co. Ltd.	2,300	265,987
Calbee, Inc.	21,600	422,626
Canon Electronics, Inc.	4,100	96,224
Canon Marketing Japan, Inc.	13,000	567,172
Canon, Inc.	228,500	6,955,283
Capcom Co. Ltd.	92,400	2,355,175
Casio Computer Co. Ltd.	46,900	458,541
CCI Group, Inc.	59,000	353,883
Central Automotive Products Ltd.	9,000	121,691
Central Glass Co. Ltd.	5,000	117,869
Central Japan Railway Co.	203,200	5,668,887
Change Holdings, Inc.(b)	12,400	84,348
Chiba Bank Ltd.(The)	149,300	2,021,330
Chiyoda Corp.(a)(b)	30,300	251,860
Chubu Electric Power Co., Inc.	180,100	2,616,602
Chudenko Corp.	6,200	176,843
Chugai Pharmaceutical Co. Ltd.	176,300	10,070,377
Chugin Financial Group, Inc., NVS	38,100	689,620
Chugoku Electric Power Co., Inc.(The)	72,400	462,134
Chugoku Marine Paints Ltd.	9,000	253,835
Citizen Watch Co. Ltd.	47,700	421,582
CKD Corp.	12,200	325,425
Coca-Cola Bottlers Japan Holdings, Inc.	33,325	743,370
Colowide Co. Ltd.(b)	26,400	301,162
Comforia Residential REIT, Inc.	534	385,679
COMSYS Holdings Corp.	29,700	927,945
Cosmo Energy Holdings Co. Ltd.	25,100	752,677
Cosmos Pharmaceutical Corp.	10,000	447,963
Cover Corp.(a)	7,500	78,916
CRE Logistics REIT, Inc.	173	186,364
Create Restaurants Holdings, Inc.(b)	60,400	289,067
Create SD Holdings Co. Ltd.	7,100	149,136
Credit Saison Co. Ltd.	31,400	847,740
CyberAgent, Inc.	120,000	1,088,650
Cybozu, Inc.	5,600	86,366
Security	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd.	104,600	$1,876,754
Daicel Corp.	60,000	566,411
Dai-Dan Co. Ltd.	23,400	405,888
Daido Steel Co. Ltd.	34,700	445,750
Daiei Kankyo Co. Ltd.	10,400	274,304
Daifuku Co. Ltd.	86,200	3,092,269
Daihen Corp.	4,400	331,763
Dai-ichi Life Holdings, Inc.	931,800	8,194,382
Daiichi Sankyo Co. Ltd.	475,400	8,709,145
Daiichikosho Co. Ltd.	18,300	197,871
Daikin Industries Ltd.	69,200	8,292,262
Daikokutenbussan Co. Ltd.	1,000	32,834
Daio Paper Corp.	27,600	173,201
Daiseki Co. Ltd.	7,740	173,961
Daishi Hokuetsu Financial Group, Inc.	50,000	596,104
Daito Trust Construction Co. Ltd.	76,900	1,560,872
Daiwa House Industry Co. Ltd.	147,200	5,015,703
Daiwa House REIT Investment Corp.	1,184	1,031,655
Daiwa Industries Ltd.	5,300	53,299
Daiwa Office Investment Corp.	157	374,046
Daiwa Securities Group, Inc.	359,500	3,503,105
Daiwa Securities Living Investments Corp.	525	389,614
Daiwabo Holdings Co. Ltd.	20,600	405,116
DCM Holdings Co. Ltd.	29,300	308,932
DeNA Co. Ltd.	22,200	364,056
Denka Co. Ltd.	21,200	408,054
Denso Corp.	463,500	6,430,952
Dentsu Group, Inc.	53,100	1,030,752
Dentsu Soken, Inc.	21,800	343,635
Dexerials Corp.	47,300	829,842
DIC Corp.	19,200	469,917
Digital Arts, Inc.	2,800	101,695
Digital Garage, Inc.	6,300	102,805
Dip Corp.	8,400	111,489
Disco Corp.	24,200	10,315,264
DMG Mori Co. Ltd.	36,000	635,337
Doshisha Co. Ltd.	4,000	83,620
Doutor Nichires Holdings Co. Ltd.	7,500	136,663
Dowa Holdings Co. Ltd.	11,700	692,968
DTS Corp.	29,900	243,580
Duskin Co. Ltd.	10,100	277,411
DyDo Group Holdings, Inc.	2,900	46,282
Eagle Industry Co. Ltd.	5,800	116,171
Earth Corp.	3,900	123,230
East Japan Railway Co.	254,500	6,389,029
Ebara Corp.	123,600	3,741,969
EDION Corp.	19,600	268,293
Eiken Chemical Co. Ltd.	7,700	119,241
Eisai Co. Ltd.	67,000	1,867,922
Eizo Corp.	8,800	123,219
Elecom Co. Ltd.	10,700	114,352
Electric Power Development Co. Ltd., Class C	39,100	830,415
ENEOS Holdings, Inc.	717,000	6,060,021
ES-Con Japan Ltd.	8,200	63,314
Exedy Corp.	6,500	239,528
EXEO Group, Inc.	47,600	794,169
Ezaki Glico Co. Ltd.	12,800	459,788
FANUC Corp.	243,900	9,793,700
Fast Retailing Co. Ltd.	50,400	19,229,254
FCC Co. Ltd.	10,100	245,891
Ferrotec Corp.	10,300	393,805
Financial Products Group Co. Ltd.	12,600	165,532
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Food & Life Companies Ltd.	29,200	$1,595,195
FP Corp.	11,400	194,062
Freee KK(a)(b)	10,800	189,815
Frontier Real Estate Investment Corp.	704	414,746
Fuji Co. Ltd./Ehime	6,100	83,132
Fuji Corp./Aichi	21,500	529,692
Fuji Electric Co. Ltd.	35,800	2,550,128
Fuji Kyuko Co. Ltd.	6,100	80,803
Fuji Media Holdings, Inc.	10,600	266,921
Fuji Oil Co. Ltd.	11,700	306,278
Fuji Seal International, Inc.	9,000	186,126
FUJIFILM Holdings Corp.	297,100	5,934,650
Fujikura Ltd.	65,100	8,182,219
Fujimi, Inc.	17,200	304,039
Fujita Kanko, Inc.	6,500	104,766
Fujitsu Ltd.	463,200	12,870,375
Fukuda Denshi Co. Ltd.	4,300	235,785
Fukuoka Financial Group, Inc.	45,432	1,652,082
Fukuoka REIT Corp.	182	219,445
Fukuyama Transporting Co. Ltd.	3,400	101,114
Funai Soken Holdings, Inc.	20,700	150,048
Furukawa Electric Co. Ltd.	19,000	1,655,070
Furuno Electric Co. Ltd.	5,500	253,835
Fuso Chemical Co. Ltd.	3,800	183,151
Future Corp.	11,800	144,800
Fuyo General Lease Co. Ltd.	11,900	334,651
Galilei Co. Ltd.	5,900	147,179
GENDA, Inc.(a)(b)	23,800	103,189
Genky DrugStores Co. Ltd.	4,100	111,666
Global One Real Estate Investment Corp.	299	263,811
Glory Ltd.	9,200	239,640
GLP J-REIT	1,266	1,163,254
GMO Financial Holdings, Inc.	9,500	54,671
GMO internet group, Inc.	17,200	428,644
GMO Payment Gateway, Inc.	10,400	600,662
GNI Group Ltd.(a)	11,600	191,988
Goldcrest Co. Ltd.	3,600	77,379
Goldwin, Inc.	18,700	312,087
GS Yuasa Corp.	22,000	512,127
GungHo Online Entertainment, Inc.(a)	10,300	175,058
Gunma Bank Ltd.(The)	83,700	1,053,758
Gunze Ltd.	7,800	226,737
H.U. Group Holdings, Inc.	18,000	373,876
H2O Retailing Corp.	25,600	350,563
Hachijuni Bank Ltd.(The)	98,600	1,231,846
Hakuhodo DY Holdings, Inc.	58,200	434,869
Hakuto Co. Ltd.	3,000	80,545
Halows Co. Ltd.	2,200	64,700
Hamakyorex Co. Ltd.	16,900	200,464
Hamamatsu Photonics KK	80,500	899,528
Hankyu Hanshin Holdings, Inc.	63,300	1,767,528
Hankyu Hanshin REIT, Inc.	186	197,185
Hanwa Co. Ltd.	7,000	355,979
Happinet Corp.	8,200	146,890
Harmonic Drive Systems, Inc.	17,800	392,065
Haseko Corp.	62,400	1,278,973
Hazama Ando Corp.	38,100	492,679
Heiwa Corp.	17,900	234,475
Heiwa Real Estate Co. Ltd.	11,000	160,966
Heiwa Real Estate REIT, Inc.	280	276,092
Heiwado Co. Ltd.	6,100	116,240
Hiday Hidaka Corp.	4,300	86,414
Security	Shares	Value
Japan (continued)
Hikari Tsushin, Inc.	4,200	$1,159,961
Hino Motors Ltd.(a)	65,900	177,384
Hioki EE Corp	2,000	79,652
Hirogin Holdings, Inc.	65,600	742,979
Hirose Electric Co. Ltd.	6,900	744,936
HIS Co. Ltd.	12,400	102,993
Hisamitsu Pharmaceutical Co., Inc.	12,000	494,343
Hitachi Construction Machinery Co. Ltd.	26,600	869,793
Hitachi Ltd.	1,199,700	41,629,720
Hogy Medical Co. Ltd.	4,000	172,913
Hokkaido Electric Power Co., Inc.	47,400	321,686
Hokuetsu Corp.	21,100	124,024
Hokuhoku Financial Group, Inc.	26,800	921,085
Hokuriku Electric Power Co.	47,200	298,541
Honda Motor Co. Ltd.	977,000	9,826,209
Horiba Ltd.	7,700	913,263
Hoshino Resorts REIT, Inc.(b)	175	290,523
Hoshizaki Corp.	28,900	952,691
Hosiden Corp.	10,600	176,585
House Foods Group, Inc.	12,100	234,127
Hoya Corp.	90,500	15,181,901
Hulic Co. Ltd.	123,800	1,475,314
Hulic REIT, Inc.	365	406,330
Hyakugo Bank Ltd.(The)	59,200	538,379
Hyakujushi Bank Ltd.(The)	5,300	286,587
Ibiden Co. Ltd.(b)	61,800	3,257,770
Ichibanya Co. Ltd.(b)	11,900	69,005
Ichigo Office REIT Investment Corp.	290	182,104
Ichigo, Inc.	66,400	175,226
Idemitsu Kosan Co. Ltd.	204,935	1,738,927
IDOM, Inc.	18,300	180,160
IHI Corp.	271,800	6,288,415
Iida Group Holdings Co. Ltd.	41,700	688,704
Iino Kaiun Kaisha Ltd.	18,000	182,646
Imperial Hotel Ltd.(b)	16,900	152,278
Inaba Denki Sangyo Co. Ltd.	28,100	468,041
Inabata & Co. Ltd.	8,700	220,201
Industrial & Infrastructure Fund Investment Corp.	634	613,992
Infomart Corp.(b)	52,100	152,253
Infroneer Holdings, Inc.	47,100	705,444
Inpex Corp.	233,500	5,231,385
Integral Corp.	2,800	64,346
Internet Initiative Japan, Inc.	27,500	444,348
Invincible Investment Corp.	2,070	876,683
Ise Chemicals Corp.	4,900	188,279
Isetan Mitsukoshi Holdings Ltd., Class L	85,000	1,364,128
Isuzu Motors Ltd.	144,000	2,319,812
Ito En Ltd.	16,300	301,226
ITOCHU Corp.	1,560,700	19,980,974
Itochu Enex Co. Ltd.	11,700	144,952
Itochu-Shokuhin Co. Ltd.	1,300	92,863
Itoham Yonekyu Holdings, Inc.	6,980	271,741
Itoki Corp.	10,300	173,723
Iwatani Corp.	48,900	580,002
Iyogin Holdings, Inc., NVS	61,500	1,144,820
Izumi Co. Ltd.	9,100	180,019
J Front Retailing Co. Ltd.	62,400	910,984
JAC Recruitment Co. Ltd.	11,900	76,153
Jaccs Co. Ltd.	5,800	158,988
JAFCO Group Co. Ltd.	12,800	202,063
Japan Airlines Co. Ltd.	38,400	725,576
Japan Airport Terminal Co. Ltd.	17,100	535,460
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Aviation Electronics Industry Ltd.	11,200	$174,981
Japan Elevator Service Holdings Co. Ltd.	33,000	347,459
Japan Excellent, Inc.	261	252,298
Japan Exchange Group, Inc.	264,500	2,886,281
Japan Hotel REIT Investment Corp.	1,335	717,760
Japan Lifeline Co. Ltd.	17,400	173,803
Japan Logistics Fund, Inc.	660	431,176
Japan Material Co. Ltd.	17,600	204,101
Japan Metropolitan Fund Invest	1,920	1,511,197
Japan Petroleum Exploration Co. Ltd.	40,400	497,393
Japan Post Bank Co. Ltd.	473,000	8,403,981
Japan Post Holdings Co. Ltd.	466,600	5,614,510
Japan Post Insurance Co. Ltd.	49,800	1,542,408
Japan Prime Realty Investment Corp.	880	596,793
Japan Pulp & Paper Co. Ltd.	28,600	178,238
Japan Real Estate Investment Corp.	1,649	1,330,403
Japan Securities Finance Co. Ltd.	21,700	298,485
Japan Steel Works Ltd.(The)	17,900	990,812
Japan Tobacco, Inc.	312,800	11,305,112
Japan Wool Textile Co. Ltd.(The)	7,800	93,999
JCU Corp.	4,400	160,830
Jeol Ltd.	10,300	415,533
JFE Holdings, Inc.	150,500	2,026,208
JGC Holdings Corp.	58,800	824,027
JINS Holdings, Inc.	3,400	113,811
JMDC, Inc.	6,000	131,827
Joyful Honda Co. Ltd.	17,000	233,839
JTEKT Corp.	55,800	658,878
Juroku Financial Group, Inc.	7,400	393,495
Justsystems Corp.	5,200	160,611
JVCKenwood Corp.	34,700	282,038
JX Advanced Metals Corp.	145,100	2,347,916
K&O Energy Group, Inc.	3,500	96,056
Kadokawa Corp.	22,700	479,798
Kaga Electronics Co. Ltd.	7,000	175,798
Kagome Co. Ltd.	22,200	393,130
Kajima Corp.	111,100	4,532,409
Kakaku.com, Inc.	33,600	458,578
Kaken Pharmaceutical Co. Ltd.	5,600	147,188
Kameda Seika Co. Ltd.	4,300	108,431
Kamigumi Co. Ltd.	22,000	769,907
Kanadevia Corp.	47,200	311,648
Kanamoto Co. Ltd.	7,300	176,069
Kandenko Co. Ltd.	26,600	957,663
Kaneka Corp.	8,700	263,817
Kanematsu Corp.	41,900	550,343
Kansai Electric Power Co., Inc.(The)	248,300	3,961,609
Kansai Paint Co. Ltd.	37,300	595,284
Kao Corp.	121,800	4,872,300
Kasumigaseki Capital Co. Ltd.	5,100	247,494
Katitas Co. Ltd.	12,400	245,006
Kato Sangyo Co. Ltd.	5,600	235,709
Kawasaki Heavy Industries Ltd.	38,900	3,247,224
Kawasaki Kisen Kaisha Ltd.	93,300	1,348,190
KDDI Corp.	772,500	13,042,871
KDX Realty Investment Corp.	1,131	1,223,557
KeePer Technical Laboratory Co. Ltd.	3,600	74,536
Keihan Holdings Co. Ltd.	26,100	579,779
Keihanshin Building Co. Ltd.	4,300	53,324
Keikyu Corp.	58,800	577,905
Keio Corp.	26,400	658,452
Keisei Electric Railway Co. Ltd.	105,600	834,463
Security	Shares	Value
Japan (continued)
Keiyo Bank Ltd.(The)	26,000	$312,393
Kewpie Corp.	26,800	750,698
Keyence Corp.	51,100	18,746,565
KH Neochem Co. Ltd.	9,100	149,682
Kikkoman Corp.	181,500	1,641,770
Kinden Corp.	31,600	1,398,298
Kintetsu Group Holdings Co. Ltd., Class L	47,900	994,108
Kioxia Holdings Corp.(a)	50,300	6,880,349
Kirin Holdings Co. Ltd.	206,400	3,208,951
Kissei Pharmaceutical Co. Ltd.	6,900	205,517
Kitz Corp.	12,300	160,534
Kiyo Bank Ltd.(The)	16,900	412,728
Kobayashi Pharmaceutical Co. Ltd.	12,100	423,176
Kobe Bussan Co. Ltd.	39,400	962,915
Kobe Steel Ltd.	96,200	1,384,780
Koei Tecmo Holdings Co. Ltd.	27,272	302,504
Kohnan Shoji Co. Ltd.	5,300	133,384
Koito Manufacturing Co. Ltd.	52,100	815,636
Kokusai Electric Corp., NVS	49,500	2,055,057
Kokuyo Co. Ltd.	80,800	473,404
Komatsu Ltd.	251,400	9,622,382
KOMEDA Holdings Co. Ltd.	11,200	205,322
Komeri Co. Ltd.	4,900	104,560
Konami Group Corp.	26,900	3,928,024
Konica Minolta, Inc.	129,100	565,102
Konishi Co. Ltd.	12,700	107,133
Konoike Transport Co. Ltd.	7,100	152,813
Kose Corp.	7,900	281,841
Koshidaka Holdings Co. Ltd.	12,400	95,743
Kotobuki Spirits Co. Ltd.	28,600	332,156
Kraftia Corp.	11,100	578,884
Krosaki Harima Corp.	4,800	130,238
K's Holdings Corp.	36,800	382,716
Kubota Corp.	259,500	3,975,971
Kumagai Gumi Co. Ltd.	36,800	413,011
Kumiai Chemical Industry Co. Ltd.	24,500	111,459
Kura Sushi, Inc.	4,700	103,393
Kurabo Industries Ltd.	2,700	158,618
Kuraray Co. Ltd.	66,800	721,140
Kureha Corp.	7,700	218,674
Kurita Water Industries Ltd.	27,000	1,350,534
Kusuri no Aoki Holdings Co. Ltd., Class L	11,600	304,038
KYB Corp.	6,900	196,034
Kyocera Corp.	342,500	5,138,461
Kyoei Steel Ltd.	4,800	77,364
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,100	151,661
Kyorin Pharmaceutical Co. Ltd.	10,900	114,402
Kyoritsu Maintenance Co. Ltd.	20,500	372,769
Kyoto Financial Group, Inc.	57,600	1,391,519
Kyowa Kirin Co. Ltd.	61,300	995,150
Kyushu Electric Power Co., Inc.	118,000	1,313,565
Kyushu Financial Group, Inc.	90,300	676,876
Kyushu Railway Co.	36,200	923,011
LaSalle Logiport REIT	474	481,089
Lasertec Corp.	21,100	4,847,459
Leopalace21 Corp.	38,300	171,211
Life Corp.	9,700	160,079
Lifedrink Co., Inc.	6,100	63,966
Lifenet Insurance Co.(a)	16,900	219,160
Lintec Corp.	11,400	351,720
Lion Corp.	66,600	713,080
Lixil Corp.	67,900	778,930
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
LY Corp.	745,500	$1,908,793
M&A Capital Partners Co. Ltd.	5,300	107,955
M3, Inc.	119,400	1,473,281
Mabuchi Motor Co. Ltd.	43,500	408,634
Macnica Holdings, Inc.	35,700	612,097
Maeda Kosen Co. Ltd.	11,400	136,438
Makino Milling Machine Co. Ltd.	6,300	464,290
Makita Corp.	59,500	2,067,360
Mani, Inc.	19,300	190,410
Marubeni Corp.	372,000	12,331,111
Maruha Nichiro Corp.	28,800	259,387
Marui Group Co. Ltd.	40,400	790,624
Maruichi Steel Tube Ltd.	40,600	402,300
Maruwa Co. Ltd./Aichi	2,100	645,660
Maruzen Showa Unyu Co. Ltd.	3,200	174,084
Matsuda Sangyo Co. Ltd.	3,600	143,007
Matsui Securities Co. Ltd.	30,400	178,858
MatsukiyoCocokara & Co.	88,290	1,413,690
Matsuyafoods Holdings Co. Ltd.(b)	1,700	72,499
Max Co. Ltd.	5,800	245,260
Maxell Ltd.	10,400	149,614
Maxvalu Tokai Co. Ltd.	2,400	58,144
Mazda Motor Corp.	156,900	1,207,401
McDonald's Holdings Co. Japan Ltd.(b)	23,600	1,023,378
MCJ Co. Ltd.	17,500	178,332
Mebuki Financial Group, Inc.	223,790	1,688,315
Medipal Holdings Corp.	48,700	882,656
Megachips Corp.	3,000	164,315
Megmilk Snow Brand Co. Ltd.	12,000	261,347
Meidensha Corp.	8,400	329,199
MEIJI Holdings Co. Ltd.	66,800	1,563,818
Meiko Electronics Co. Ltd.	5,300	434,655
MEITEC Group Holdings, Inc.	18,100	404,877
Menicon Co. Ltd.	17,200	180,372
Mercari, Inc.(a)	28,400	630,260
Metaplanet, Inc.(a)(b)	130,400	368,050
METAWATER Co. Ltd.	5,100	109,236
Micronics Japan Co. Ltd.	6,300	364,257
Milbon Co. Ltd.	6,400	105,152
Minebea Mitsumi, Inc.	96,900	1,980,339
Mirai Corp.	535	172,827
Mirai Industry Co. Ltd.	3,200	69,324
Mirait One Corp.	24,200	580,700
MISUMI Group, Inc.	67,400	1,114,141
Mitani Sekisan Co. Ltd.	1,800	89,134
Mitsubishi Chemical Group Corp.	335,600	2,215,698
Mitsubishi Corp.	847,000	22,501,681
Mitsubishi Electric Corp.	499,400	15,612,188
Mitsubishi Estate Co. Ltd.	280,900	7,158,993
Mitsubishi Estate Logistics REIT Investment Corp.	328	278,879
Mitsubishi Gas Chemical Co., Inc.	38,400	761,767
Mitsubishi HC Capital, Inc.	235,500	2,055,194
Mitsubishi Heavy Industries Ltd.	842,500	24,806,511
Mitsubishi Logisnext Co. Ltd.	8,400	85,053
Mitsubishi Logistics Corp.	64,100	547,539
Mitsubishi Materials Corp.	33,300	957,844
Mitsubishi Motors Corp.	161,200	396,282
Mitsubishi Pencil Co. Ltd.	6,600	97,905
Mitsubishi Research Institute, Inc.	1,600	50,251
Mitsubishi UFJ Financial Group, Inc.	3,005,100	54,423,425
Mitsuboshi Belting Ltd.	4,300	112,020
Mitsui & Co. Ltd.	648,300	21,176,742
Security	Shares	Value
Japan (continued)
Mitsui Chemicals, Inc.	95,200	$1,390,974
Mitsui DM Sugar Co. Ltd.	3,200	69,558
Mitsui E&S Co. Ltd.	27,100	1,204,298
Mitsui Fudosan Accommodations Fund, Inc.	634	566,569
Mitsui Fudosan Co. Ltd.	698,800	8,013,071
Mitsui Fudosan Logistics Park, Inc.	856	638,886
Mitsui High-Tec, Inc.	28,600	138,295
Mitsui Kinzoku Co. Ltd.	15,200	1,983,734
Mitsui OSK Lines Ltd.	92,300	2,893,138
Mitsui-Soko Holdings Co. Ltd.	17,800	416,361
Mitsuuroko Group Holdings Co. Ltd.	7,600	106,904
Miura Co. Ltd.	22,700	466,759
Mixi, Inc.	9,200	161,952
Mizuho Financial Group, Inc.	652,920	28,348,419
Mizuho Leasing Co. Ltd.	31,100	287,137
Mizuno Corp.	12,500	258,978
Mochida Pharmaceutical Co. Ltd.	5,000	117,216
Modec, Inc.	11,100	1,082,444
Monex Group, Inc.	47,100	216,382
Money Forward, Inc.(a)	10,200	257,450
Monogatari Corp.(The)	8,100	217,498
MonotaRO Co. Ltd.	65,500	883,526
Mori Hills REIT Investment Corp.	398	373,414
Mori Trust REIT, Inc.	634	318,492
Morinaga & Co. Ltd./Japan	18,000	314,799
Morinaga Milk Industry Co. Ltd.	17,400	449,336
Morita Holdings Corp.	7,500	136,051
MOS Food Services, Inc.	6,300	171,625
MS&AD Insurance Group Holdings, Inc.	339,600	8,652,180
MTG Co. Ltd.	2,800	76,555
Murata Manufacturing Co. Ltd.	437,300	8,883,990
Musashi Seimitsu Industry Co. Ltd.(b)	11,800	208,833
Musashino Bank Ltd.(The)	5,800	206,995
Nabtesco Corp.	29,400	796,671
Nachi-Fujikoshi Corp.	2,200	69,646
Nagase & Co. Ltd.	21,700	563,997
Nagawa Co. Ltd.(b)	2,500	99,546
Nagoya Railroad Co. Ltd.	53,300	595,697
Nakanishi, Inc.	18,500	259,389
Namura Shipbuilding Co. Ltd.	10,900	297,136
Nankai Electric Railway Co. Ltd.	27,500	509,235
Nanto Bank Ltd.(The)	6,600	284,848
NEC Corp.	340,200	11,532,658
Nexon Co. Ltd.	98,200	2,349,356
Nextage Co. Ltd.	12,300	260,578
NGK Insulators Ltd.	60,600	1,451,853
NH Foods Ltd.	23,100	1,048,776
NHK Spring Co. Ltd.	46,900	852,346
Nichias Corp.	14,200	712,398
Nichicon Corp.	10,700	117,098
Nichiha Corp.	4,900	107,856
Nichirei Corp.	53,000	654,795
Nidec Corp.	222,400	3,181,379
Nifco, Inc./Japan	21,200	660,040
Nihon Kohden Corp.	36,400	403,544
Nihon M&A Center Holdings, Inc.	82,900	380,731
Nihon Parkerizing Co. Ltd.	24,600	234,508
Nikkon Holdings Co. Ltd.	24,900	590,268
Nikon Corp.	67,800	853,376
Nintendo Co. Ltd.	290,300	17,976,975
Nippn Corp., New	11,000	187,775
Nippon Building Fund, Inc.	2,024	1,877,433
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon Densetsu Kogyo Co. Ltd.	10,100	$227,818
Nippon Electric Glass Co. Ltd.	19,400	843,706
Nippon Express Holdings, Inc.	54,800	1,244,761
Nippon Gas Co. Ltd.	28,600	542,400
Nippon Kanzai Holdings Co. Ltd.	4,400	78,478
Nippon Kayaku Co. Ltd.	36,700	426,514
Nippon Light Metal Holdings Co. Ltd.	16,910	298,328
Nippon Paint Holdings Co. Ltd.	251,500	1,669,965
Nippon Paper Industries Co. Ltd., Class L	29,700	225,526
Nippon Prologis REIT, Inc.	1,767	1,031,084
Nippon REIT Investment Corp.	413	256,554
Nippon Sanso Holdings Corp.	48,000	1,456,471
Nippon Shinyaku Co. Ltd.	12,200	407,235
Nippon Shokubai Co. Ltd.	29,400	423,442
Nippon Soda Co. Ltd.	10,600	252,971
Nippon Steel Corp.	1,289,740	5,374,414
Nippon Television Holdings, Inc.	17,000	408,575
Nippon Yusen KK	108,700	3,572,411
Nipro Corp.	46,000	422,725
Nishimatsu Construction Co. Ltd.	7,700	286,539
Nishimatsuya Chain Co. Ltd.	8,700	120,348
Nishi-Nippon Financial Holdings, Inc.	30,100	729,053
Nishi-Nippon Railroad Co. Ltd.	11,500	211,788
Nishio Holdings Co. Ltd.	3,100	96,302
Nissan Chemical Corp.	32,800	1,130,599
Nissan Motor Co. Ltd.(a)	574,500	1,400,266
Nissan Shatai Co. Ltd.	22,100	142,114
Nisshin Oillio Group Ltd.(The)	6,500	237,320
Nisshin Seifun Group, Inc.	53,600	680,217
Nisshinbo Holdings, Inc.	31,600	292,983
Nissin Foods Holdings Co. Ltd.	53,000	1,075,408
Nissui Corp.	70,700	596,005
Niterra Co. Ltd.	37,700	1,648,313
Nitori Holdings Co. Ltd.	106,000	1,811,961
Nitta Corp.	5,800	152,813
Nittetsu Mining Co. Ltd.	12,000	278,463
Nitto Boseki Co. Ltd.	5,900	563,060
Nitto Denko Corp.	180,900	4,020,200
Nitto Kogyo Corp.	6,000	160,516
Noevir Holdings Co. Ltd.	3,900	117,754
NOF Corp.	53,500	1,033,325
Nohmi Bosai Ltd.	6,100	149,722
Nojima Corp.	41,800	291,666
NOK Corp.	20,200	393,406
Nomura Co. Ltd.	23,600	208,597
Nomura Holdings, Inc.	796,600	7,219,058
Nomura Micro Science Co. Ltd.	7,200	162,703
Nomura Real Estate Holdings, Inc.	146,300	972,199
Nomura Real Estate Master Fund, Inc.	1,036	1,119,425
Nomura Research Institute Ltd.	98,710	3,002,796
Noritake Co. Ltd.	4,000	158,909
Noritsu Koki Co. Ltd.	11,700	166,769
Noritz Corp.	8,300	110,974
North Pacific Bank Ltd.	60,600	362,030
NS Solutions Corp.	17,500	462,339
NS United Kaiun Kaisha Ltd.	3,600	160,605
NSD Co. Ltd.	18,200	381,987
NSK Ltd.	103,000	716,319
NTN Corp.	123,000	294,798
NTT UD REIT Investment Corp.	380	350,402
NTT, Inc.	7,835,100	7,873,329
Nxera Pharma Co. Ltd.(a)	20,900	110,161
Security	Shares	Value
Japan (continued)
Obara Group, Inc.	1,900	$46,415
Obayashi Corp.	166,800	3,765,230
OBIC Business Consultants Co. Ltd.	7,700	341,095
Obic Co. Ltd.	85,700	2,381,941
Odakyu Electric Railway Co. Ltd.	84,300	902,951
Ogaki Kyoritsu Bank Ltd.(The)	7,700	281,227
Ohsho Food Service Corp.	8,700	177,142
Oji Holdings Corp.	208,000	1,232,081
Okamoto Industries, Inc.	1,600	56,974
Okamura Corp.	17,900	274,731
Okasan Securities Group, Inc.	39,400	225,625
Oki Electric Industry Co. Ltd.	22,700	299,527
Okinawa Cellular Telephone Co.	11,000	230,582
OKUMA Corp.	11,100	275,489
Okumura Corp.	7,200	299,854
Olympus Corp.	305,200	3,645,463
Omron Corp.	48,600	1,240,016
Ono Pharmaceutical Co. Ltd.	98,900	1,473,447
Onward Holdings Co. Ltd.	26,900	127,572
Open House Group Co. Ltd.	19,500	1,147,414
Open Up Group, Inc.	12,200	146,661
Oracle Corp./Japan	9,300	629,285
Organo Corp.	6,700	707,462
Orient Corp.	11,950	84,954
Oriental Land Co. Ltd./Japan	283,800	4,968,318
ORIX Corp.	307,500	9,371,183
Orix JREIT, Inc.	1,408	942,967
Osaka Gas Co. Ltd.	93,800	3,521,501
Osaka Soda Co. Ltd.	22,100	321,191
Osaka Steel Co. Ltd.	5,400	109,985
OSG Corp.	17,700	298,894
Otsuka Corp.	58,700	1,163,815
Otsuka Holdings Co. Ltd.	114,500	6,854,929
Pacific Industrial Co. Ltd.	8,300	161,824
PAL GROUP Holdings Co. Ltd.	24,200	259,756
PALTAC Corp.	7,200	225,318
Pan Pacific International Holdings Corp.	509,900	3,018,883
Panasonic Holdings Corp.	616,300	8,449,901
Park24 Co. Ltd.	34,900	486,355
Pasona Group, Inc.	3,700	47,652
Penta-Ocean Construction Co. Ltd.	69,400	728,366
PeptiDream, Inc.(a)	24,500	248,602
Persol Holdings Co. Ltd.	503,700	882,189
PHC Holdings Corp.	3,900	27,372
Pigeon Corp.	29,400	306,396
PILLAR Corp./Japan	4,200	175,378
Pilot Corp.	6,900	216,941
PKSHA Technology, Inc.(a)(b)	5,600	114,334
Plus Alpha Consulting Co. Ltd.	5,300	76,138
Pola Orbis Holdings, Inc.	26,400	230,950
Prestige International, Inc.	26,800	120,111
Prima Meat Packers Ltd.	4,300	76,742
Raito Kogyo Co. Ltd.	9,400	212,555
Raiznext Corp.	3,400	55,448
Rakus Co. Ltd.	47,200	268,631
Rakuten Bank Ltd., NVS(a)	26,100	1,249,099
Rakuten Group, Inc.(a)	394,900	2,367,706
Recruit Holdings Co. Ltd.	367,500	19,357,608
Relo Group, Inc.	22,200	252,184
Renesas Electronics Corp.	470,500	7,822,276
Rengo Co. Ltd.	51,700	442,901
Resona Holdings, Inc.	544,600	6,350,104
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Resonac Holdings Corp.	45,500	$2,642,410
Resorttrust, Inc.	41,800	487,077
Ricoh Co. Ltd.	143,600	1,270,666
Ricoh Leasing Co. Ltd.	2,600	100,756
Rigaku Holdings Corp.	29,500	230,389
Riken Keiki Co. Ltd.	8,600	183,669
Riken Vitamin Co. Ltd.	3,700	74,391
Rinnai Corp.	29,400	772,203
Riso Kagaku Corp.	4,000	31,580
Rohm Co. Ltd.	90,800	1,590,067
Rohto Pharmaceutical Co. Ltd.	48,700	806,266
Roland Corp.	2,600	64,176
Rorze Corp.	28,600	605,864
Round One Corp.	48,200	340,524
Royal Holdings Co. Ltd.	13,800	118,240
RS Technologies Co. Ltd.	3,500	86,075
Ryohin Keikaku Co. Ltd.	135,200	2,696,536
Ryoyo Ryosan Holdings, Inc.	7,596	153,088
S Foods, Inc.	5,800	114,239
Saizeriya Co. Ltd.	8,000	323,609
Sakai Moving Service Co. Ltd.	6,800	128,358
Sakata INX Corp.	10,000	153,351
Sakata Seed Corp.	7,400	194,643
Sakura Internet, Inc.(b)	5,500	94,880
Samty Residential Investment Corp.	52	38,300
San-A Co. Ltd.	10,000	190,636
San-Ai Obbli Co. Ltd.	11,900	169,114
SanBio Co. Ltd.(a)(b)	12,400	148,284
Sangetsu Corp.	11,600	236,809
San-In Godo Bank Ltd.(The)	39,600	405,082
Sanken Electric Co. Ltd.(a)	3,600	169,689
Sanki Engineering Co. Ltd.	7,700	331,719
Sankyo Co. Ltd.	48,200	753,970
Sankyu, Inc.	11,500	685,117
Sanrio Co. Ltd.	47,200	1,460,294
Sansan, Inc.(a)	19,800	191,340
Santen Pharmaceutical Co. Ltd.	85,000	956,219
Sanwa Holdings Corp.	51,600	1,168,807
Sanyo Chemical Industries Ltd.	3,700	132,185
Sanyo Denki Co. Ltd.	5,400	145,193
Sapporo Holdings Ltd.	82,700	882,906
Sawai Group Holdings Co. Ltd.	26,400	404,943
SBI Holdings, Inc.	149,600	3,383,056
SBS Holdings, Inc.	5,400	134,617
SCREEN Holdings Co. Ltd.	21,900	2,789,031
Secom Co. Ltd.	105,200	3,853,852
Sega Sammy Holdings, Inc.	41,800	655,630
Seibu Holdings, Inc.	54,500	1,444,042
Seiko Epson Corp.	83,700	1,077,027
Seiko Group Corp.	6,500	324,707
Seino Holdings Co. Ltd.	26,800	417,207
Seiren Co. Ltd.	10,100	206,694
Sekisui Chemical Co. Ltd.	100,500	1,777,582
Sekisui House Ltd.	157,600	3,512,399
Sekisui House REIT, Inc.	1,033	606,603
Senko Group Holdings Co. Ltd.	34,200	426,008
Senshu Electric Co. Ltd.	3,200	119,579
Senshu Ikeda Holdings, Inc.	59,600	315,503
Septeni Holdings Co. Ltd.	25,900	73,067
Seria Co. Ltd.	9,300	220,975
Seven & i Holdings Co. Ltd.	551,600	7,899,241
Seven Bank Ltd.	153,800	296,054
Security	Shares	Value
Japan (continued)
SG Holdings Co. Ltd.	73,100	$703,793
Sharp Corp./Japan(a)	53,800	245,525
Shibaura Machine Co. Ltd.	6,500	178,949
Shibaura Mechatronics Corp.	3,200	482,427
Shibuya Corp.	3,400	77,427
SHIFT, Inc.(a)	48,000	227,564
Shiga Bank Ltd.(The)	9,300	475,630
Shikoku Electric Power Co., Inc.	41,300	418,060
Shikoku Kasei Holdings Corp.	5,100	142,013
Shimadzu Corp.	62,500	1,693,882
Shimamura Co. Ltd.	9,800	656,845
Shimano, Inc.	19,600	2,234,154
Shimizu Corp.	133,600	2,372,591
Shin Nippon Air Technologies Co. Ltd.	6,200	131,824
Shinagawa Refra Co. Ltd.	7,600	105,487
Shin-Etsu Chemical Co. Ltd.	442,700	14,557,994
Shin-Etsu Polymer Co. Ltd.	8,500	111,032
Shinmaywa Industries Ltd.	17,300	244,448
Shinnihon Corp.	7,200	92,950
Shionogi & Co. Ltd.	202,900	4,177,545
Ship Healthcare Holdings, Inc.	20,300	334,622
Shiseido Co. Ltd.	106,100	1,812,158
Shizuoka Financial Group, Inc., NVS	117,500	1,919,479
Shizuoka Gas Co. Ltd.	4,800	37,994
SHO-BOND Holdings Co. Ltd.	39,100	350,991
Shochiku Co. Ltd.	2,200	168,447
Shoei Co. Ltd.	12,700	146,150
Showa Sangyo Co. Ltd.	6,200	126,300
Simplex Holdings, Inc.	32,100	199,005
Sinfonia Technology Co. Ltd.	5,500	372,219
Sinko Industries Ltd.	11,600	111,386
SKY Perfect JSAT Holdings, Inc.	43,200	624,450
Skylark Holdings Co. Ltd.	59,200	1,204,580
SMC Corp.	15,200	5,909,323
SMS Co. Ltd.	19,600	207,420
Socionext, Inc.	49,200	658,358
SoftBank Corp.	7,529,500	10,234,540
SoftBank Group Corp.	1,003,600	27,405,694
Sojitz Corp.	55,620	2,028,200
Sompo Holdings, Inc.	233,300	8,045,236
Sony Financial Group, Inc.(a)	1,620,200	1,627,947
Sony Group Corp.	1,611,400	35,527,997
SOSiLA Logistics REIT, Inc.	193	159,779
Sotetsu Holdings, Inc.	20,000	361,478
Square Enix Holdings Co. Ltd.	62,300	1,076,442
Stanley Electric Co. Ltd.	26,900	529,935
Star Asia Investment Corp.	696	270,157
Starts Corp., Inc.	8,300	263,318
Subaru Corp.	155,500	3,338,298
Sugi Holdings Co. Ltd.	26,000	597,919
SUMCO Corp.	99,400	1,037,737
Sumitomo Bakelite Co. Ltd.	19,800	697,354
Sumitomo Chemical Co. Ltd.	391,300	1,190,383
Sumitomo Corp.	287,200	11,662,931
Sumitomo Electric Industries Ltd.	186,300	8,156,123
Sumitomo Forestry Co. Ltd.	121,900	1,321,678
Sumitomo Heavy Industries Ltd.	29,400	915,358
Sumitomo Metal Mining Co. Ltd.	64,800	3,661,742
Sumitomo Mitsui Financial Group, Inc.	959,600	33,768,753
Sumitomo Mitsui Trust Group, Inc.	167,800	5,604,316
Sumitomo Osaka Cement Co. Ltd.	7,500	202,146
Sumitomo Pharma Co. Ltd.(a)	49,200	732,146
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sumitomo Realty & Development Co. Ltd.	161,800	$4,505,641
Sumitomo Rubber Industries Ltd.	42,500	684,937
Sumitomo Warehouse Co. Ltd.(The)	12,600	302,249
Sun Corp.	2,500	134,482
Sun Frontier Fudousan Co. Ltd.	6,000	95,173
Sundrug Co. Ltd.	18,600	495,167
Suntory Beverage & Food Ltd.	36,200	1,146,781
Suruga Bank Ltd.	30,300	380,567
Suzuken Co. Ltd.	16,900	681,233
Suzuki Motor Corp.	415,900	5,670,825
SWCC Corp.	6,400	476,999
Sysmex Corp.	133,300	1,261,320
Systena Corp.	71,100	233,315
T Hasegawa Co. Ltd.	8,700	160,048
T&D Holdings, Inc.	122,900	3,035,505
Tadano Ltd.	27,500	203,237
Taihei Dengyo Kaisha Ltd.	10,800	156,017
Taiheiyo Cement Corp.	27,800	763,926
Taikisha Ltd.	9,800	218,923
Taisei Corp.	37,100	3,700,655
Taiyo Holdings Co. Ltd.	23,100	747,675
Taiyo Yuden Co. Ltd.	33,400	706,259
Takamatsu Construction Group Co. Ltd.	2,900	71,739
Takara Bio, Inc.	10,500	55,159
Takara Holdings, Inc.	37,000	382,146
Takara Leben Real Estate Investment Corp.	183	110,578
Takara Standard Co. Ltd.	10,100	192,856
Takasago International Corp.	11,500	112,296
Takasago Thermal Engineering Co. Ltd.	25,600	740,115
Takashimaya Co. Ltd.	65,400	817,465
Takeda Pharmaceutical Co. Ltd.	417,000	14,194,557
Takeuchi Manufacturing Co. Ltd.	7,700	318,811
Takuma Co. Ltd.	12,500	202,066
Tama Home Co. Ltd.	5,200	124,917
Tamron Co. Ltd.	39,700	265,006
TBS Holdings, Inc.	7,800	302,429
TDK Corp.	509,600	6,575,485
TechMatrix Corp.	9,200	125,834
Teijin Ltd.	48,300	467,272
Terumo Corp.	353,700	4,626,838
THK Co. Ltd.	27,200	812,662
Timee, Inc.(a)(b)	12,500	109,678
TIS, Inc.	57,200	1,664,435
TKC Corp.	7,400	194,569
Toa Corp./Tokyo	18,100	368,085
Toagosei Co. Ltd.	21,400	243,243
Tobu Railway Co. Ltd.	48,800	861,536
Tocalo Co. Ltd.	17,200	287,753
Toda Corp.	58,800	513,249
Toei Animation Co. Ltd.	20,900	347,415
Toei Co. Ltd.	7,200	262,096
Toenec Corp.	9,000	119,228
Toho Bank Ltd.(The)	53,100	206,792
Toho Co. Ltd./Tokyo	27,900	1,420,059
Toho Gas Co. Ltd.	18,600	616,150
Toho Holdings Co. Ltd.	12,600	376,388
Tohoku Electric Power Co., Inc.	128,800	929,018
Tokai Carbon Co. Ltd.	55,200	381,949
TOKAI Holdings Corp.	28,200	209,517
Tokai Rika Co. Ltd.	17,100	346,593
Tokai Tokyo Financial Holdings, Inc.	70,900	339,686
Token Corp.	1,400	134,537
Security	Shares	Value
Japan (continued)
Tokio Marine Holdings, Inc.	480,900	$17,924,362
Tokuyama Corp.	17,300	452,296
Tokyo Century Corp.	39,600	551,654
Tokyo Electric Power Co. Holdings, Inc.(a)	414,700	1,557,741
Tokyo Electron Device Ltd.	6,300	144,126
Tokyo Electron Ltd.	117,600	31,335,560
Tokyo Gas Co. Ltd.	84,500	3,748,896
Tokyo Kiraboshi Financial Group, Inc.	6,400	417,853
Tokyo Metro Co. Ltd.	74,800	798,701
Tokyo Ohka Kogyo Co. Ltd.	25,900	1,222,521
Tokyo Seimitsu Co. Ltd.	8,900	806,345
Tokyo Steel Manufacturing Co. Ltd.	12,300	120,094
Tokyo Tatemono Co. Ltd.	50,600	1,190,730
Tokyotokeiba Co. Ltd.	4,200	145,482
Tokyu Construction Co. Ltd.	26,000	214,844
Tokyu Corp.	136,200	1,536,166
Tokyu Fudosan Holdings Corp.	156,400	1,448,188
Tokyu REIT, Inc.	191	256,037
TOMONY Holdings, Inc.	33,400	189,027
Tomy Co. Ltd.	21,100	372,595
Toppan Holdings, Inc.	60,900	1,881,186
Topre Corp.	10,400	169,420
Toray Industries, Inc.	362,100	2,670,925
Toridoll Holdings Corp.(b)	10,500	283,237
Tosei Corp.	12,200	124,288
Toshiba TEC Corp.	6,600	110,992
Tosoh Corp.	69,298	1,130,985
Totech Corp.	6,400	166,527
Totetsu Kogyo Co. Ltd.	5,700	171,625
TOTO Ltd.	35,100	1,103,154
Towa Corp.	11,700	225,815
Towa Pharmaceutical Co. Ltd.	5,900	137,414
Toyo Seikan Group Holdings Ltd.	27,000	677,426
Toyo Suisan Kaisha Ltd.	22,900	1,634,980
Toyo Tanso Co. Ltd.	2,500	87,348
Toyo Tire Corp.	32,500	875,866
Toyobo Co. Ltd.	24,700	211,972
Toyoda Gosei Co. Ltd.	26,100	709,082
Toyota Boshoku Corp.	23,200	389,573
Toyota Industries Corp.	42,600	5,450,926
Toyota Motor Corp.	2,485,600	56,337,334
Toyota Tsusho Corp.	180,700	6,580,953
Transcosmos, Inc.	6,700	163,395
TRE Holdings Corp.	9,700	107,644
Trend Micro, Inc./Japan(a)	32,700	1,282,753
Tri Chemical Laboratories, Inc.	6,000	128,612
Trial Holdings, Inc.	6,900	128,798
Trusco Nakayama Corp.	12,800	202,298
TS Tech Co. Ltd.	18,900	232,189
Tsubakimoto Chain Co.	18,300	280,719
Tsuburaya Fields Holdings, Inc.	8,400	99,522
Tsugami Corp.	9,700	201,753
Tsumura & Co.	17,600	465,253
Tsuruha Holdings, Inc.	68,535	1,092,089
Tsurumi Manufacturing Co. Ltd.	8,200	115,748
TV Asahi Holdings Corp.	5,100	117,948
UACJ Corp.	38,400	607,777
UBE Corp.	25,700	444,438
Ulvac, Inc.	12,500	671,152
U-Next Holdings Co. Ltd.	16,900	203,447
Unicharm Corp.	293,000	1,778,523
Union Tool Co.	1,600	106,562
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
United Super Markets Holdings, Inc.	24,100	$145,291
United Urban Investment Corp.	819	946,223
Ushio, Inc.	17,800	319,984
USS Co. Ltd.	103,200	1,140,291
UT Group Co. Ltd.	95,700	127,743
Valor Holdings Co. Ltd.	7,300	165,276
Visional, Inc.(a)	6,100	336,171
Wacoal Holdings Corp.	9,100	256,581
Wacom Co. Ltd.	33,300	161,373
Wakita & Co. Ltd.	7,500	97,732
West Holdings Corp.	5,000	51,452
West Japan Railway Co.	106,600	2,178,311
WingArc1st, Inc.	5,100	107,453
Workman Co. Ltd.	5,900	242,729
Yakult Honsha Co. Ltd.	62,300	1,006,748
Yamabiko Corp.	7,500	156,135
Yamada Holdings Co. Ltd.	128,200	449,437
Yamaguchi Financial Group, Inc.	46,800	745,474
Yamaha Corp.	115,800	841,688
Yamaha Motor Co. Ltd.	247,700	1,870,556
Yamato Holdings Co. Ltd.	60,300	788,406
Yamato Kogyo Co. Ltd.	8,600	619,992
Yamazaki Baking Co. Ltd.	32,500	688,593
Yamazen Corp.	10,700	98,690
Yaskawa Electric Corp.	59,300	1,892,812
Yellow Hat Ltd.	17,700	193,244
Yodoko Ltd.	26,700	241,896
Yokogawa Bridge Holdings Corp.	7,500	150,953
Yokogawa Electric Corp.	59,200	1,973,660
Yokohama Financial Group, Inc.	270,500	2,463,641
Yokohama Rubber Co. Ltd.(The)	32,400	1,278,837
Yonex Co. Ltd.	12,000	252,992
Yoshinoya Holdings Co. Ltd.(b)	17,900	353,519
Yuasa Trading Co. Ltd.	3,600	131,942
Yurtec Corp.	9,900	174,063
Zacros Corp.	21,200	159,623
Zenkoku Hosho Co. Ltd.	26,500	526,862
Zensho Holdings Co. Ltd.	25,700	1,392,860
Zeon Corp.	35,300	431,360
ZERIA Pharmaceutical Co. Ltd.	8,100	107,505
Zojirushi Corp.	8,300	82,971
ZOZO, Inc.	122,800	1,014,261
Zuken, Inc.	3,300	102,886
		1,590,637,458
New Zealand — 0.6%
Air New Zealand Ltd.	435,405	152,051
Auckland International Airport Ltd.	454,795	2,261,853
Contact Energy Ltd.	218,655	1,232,304
EBOS Group Ltd.	50,238	777,684
Fisher & Paykel Healthcare Corp. Ltd., Class C	153,866	3,594,515
Fletcher Building Ltd.(a)	278,433	625,968
Goodman Property Trust	280,876	327,238
Infratil Ltd.	241,244	1,604,816
Kiwi Property Group Ltd.(b)	401,863	243,989
Mercury NZ Ltd.	184,746	704,808
Meridian Energy Ltd.	339,094	1,150,338
Ryman Healthcare Ltd.(a)	243,338	407,828
Spark New Zealand Ltd.	516,798	703,231
		13,786,623
Singapore — 5.0%
AIMS APAC REIT	145,065	171,379
Security	Shares	Value
Singapore (continued)
Bitdeer Technologies Group, Class A, NVS(a)(b)	28,977	$377,860
Bumitama Agri Ltd.	92,300	104,482
CapitaLand Ascendas REIT	1,044,615	2,337,700
CapitaLand Ascott Trust	684,266	528,117
CapitaLand China Trust(b)	335,035	206,491
Capitaland India Trust(b)	247,080	241,083
CapitaLand Integrated Commercial Trust	1,582,031	2,970,111
CapitaLand Investment Ltd./Singapore	610,500	1,478,098
CDL Hospitality Trusts(b)	252,255	171,781
Centurion Corp. Ltd.(b)	84,800	101,316
City Developments Ltd.	130,700	952,355
ComfortDelGro Corp. Ltd.	539,700	623,524
DBS Group Holdings Ltd.	558,640	25,966,902
Digital Core REIT Management Pte. Ltd.	292,200	157,820
ESR-REIT	164,535	353,291
Far East Hospitality Trust(b)	266,400	127,836
First Resources Ltd.	160,200	269,460
Food Empire Holdings Ltd.	58,800	124,435
Frasers Centrepoint Trust	351,089	618,193
Frasers Logistics & Commercial Trust	741,083	589,044
Genting Singapore Ltd.	1,539,300	888,710
Golden Agri-Resources Ltd.	1,712,000	388,620
Grab Holdings Ltd., Class A(a)	622,845	2,678,233
Hafnia Ltd.(b)	83,095	509,359
Hong Leong Asia Ltd.	51,100	137,919
Hutchison Port Holdings Trust, Class U	1,131,900	260,337
iFAST Corp. Ltd.	50,700	420,433
Keppel DC REIT(b)	537,252	962,704
Keppel Infrastructure Trust	1,167,449	476,639
Keppel Ltd.	382,400	3,289,719
Keppel REIT(b)	818,940	634,979
Lendlease Global Commercial REIT	614,211	308,219
Mapletree Industrial Trust(b)	538,320	892,394
Mapletree Logistics Trust(b)	910,087	968,278
Mapletree Pan Asia Commercial Trust(b)	617,295	707,947
NetLink NBN Trust	727,200	559,437
NTT DC REIT(a)	198,200	202,211
Olam Group Ltd.(b)	278,600	195,697
Oversea-Chinese Banking Corp. Ltd.	888,275	14,824,901
Parkway Life REIT	118,300	379,630
Propnex Ltd.	59,700	102,854
Raffles Medical Group Ltd.(b)	223,400	174,737
Riverstone Holdings Ltd.(b)	119,100	71,650
Sasseur REIT	160,400	86,456
SATS Ltd.(b)	231,078	688,414
Sea Ltd., ADR(a)	100,911	11,755,122
Seatrium Ltd.	619,295	1,027,034
Sembcorp Industries Ltd.(b)	237,000	1,123,019
Sheng Siong Group Ltd.	201,700	431,412
SIA Engineering Co. Ltd.	96,700	250,954
Singapore Airlines Ltd.	409,800	2,045,728
Singapore Exchange Ltd.	202,500	2,805,861
Singapore Post Ltd.	579,000	179,778
Singapore Technologies Engineering Ltd.	402,800	3,096,560
Singapore Telecommunications Ltd.	1,946,300	7,023,594
Starhill Global REIT	405,700	188,189
StarHub Ltd.(b)	166,300	149,031
Stoneweg Europe Stapled Trust, NVS	90,600	170,754
Suntec REIT(b)	516,300	583,221
Super Hi International Holding Ltd.(a)	58,000	95,096
UMS Integration Ltd.(b)	188,625	198,828
United Overseas Bank Ltd.	328,500	9,900,706
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
UOL Group Ltd.	123,000	$1,050,491
Venture Corp. Ltd.	71,700	920,708
Wilmar International Ltd.	514,300	1,373,202
Yangzijiang Financial Holding Ltd.	557,900	155,376
Yangzijiang Maritime Development Pte Ltd., NVS(a)(b)	561,100	264,649
Yangzijiang Shipbuilding Holdings Ltd.	678,000	1,780,639
Yanlord Land Group Ltd.(a)	157,600	89,922
		115,941,629
Total Common Stocks — 99.5% (Cost: $1,805,443,293)		2,313,054,051
Preferred Stocks
Japan — 0.0%
Ito En Ltd., Preference Shares, NVS	6,800	79,797
Total Preferred Stocks — 0.0% (Cost: $86,789)		79,797
Total Long-Term Investments — 99.5% (Cost: $1,805,530,082)		2,313,133,848
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	24,392,653	24,404,849
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	200,000	$200,000
Total Short-Term Securities — 1.1% (Cost: $24,604,849)		24,604,849
Total Investments — 100.6% (Cost: $1,830,134,931)		2,337,738,697
Liabilities in Excess of Other Assets — (0.6)%		(13,317,303)
Net Assets — 100.0%		$2,324,421,394

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,598,822	$7,804,328 (a)	$—	$1,699	$—	$24,404,849	24,392,653	$193,397 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	60,000 (a)	—	—	—	200,000	200,000	8,639	—
				$1,699	$—	$24,604,849		$202,036	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	35	03/12/26	$8,092	$194,399
SPI 200 Index	19	03/19/26	2,920	31,734
				$226,133
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Core MSCI Pacific ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$226,133	$—	$—	$—	$226,133

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,265,968	$—	$—	$—	$1,265,968
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$53,780	$—	$—	$—	$53,780
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$13,521,045
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$49,515,621	$2,263,277,020	$261,410	$2,313,054,051
Preferred Stocks	—	79,797	—	79,797
Short-Term Securities
Money Market Funds	24,604,849	—	—	24,604,849
	$74,120,470	$2,263,356,817	$261,410	$2,337,738,697
Derivative Financial Instruments(a)
Assets
Equity Contracts	$31,734	$194,399	$—	$226,133

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
January 31, 2026

iShares Core MSCI Pacific ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,313,133,848
Investments, at value—affiliated(c)	24,604,849
Cash	3,584
Foreign currency collateral pledged for futures contracts(d)	654,589
Foreign currency, at value(e)	3,258,735
Receivables:
Investments sold	3,952,482
Securities lending income—affiliated	21,499
Dividends—unaffiliated	2,509,483
Dividends—affiliated	460
Tax reclaims	791,547
Variation margin on futures contracts	70,872
Total assets	2,349,001,948
LIABILITIES
Collateral on securities loaned, at value	24,406,598
Payables:
Investment advisory fees	173,956
Total liabilities	24,580,554
Commitments and contingent liabilities
NET ASSETS	$2,324,421,394
NET ASSETS CONSIST OF
Paid-in capital	$1,971,297,170
Accumulated earnings	353,124,224
NET ASSETS	$2,324,421,394
NET ASSET VALUE
Shares outstanding	30,000,000
Net asset value	$77.48
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$1,805,530,082
(b) Securities loaned, at value	$21,493,257
(c) Investments, at cost—affiliated	$24,604,849
(d) Foreign currency collateral pledged, at cost	$641,730
(e) Foreign currency, at cost	$3,195,503
See notes to financial statements.
Statement of Assets and Liabilities
16

Statement of Operations (unaudited)
Six Months Ended January 31, 2026

iShares Core MSCI Pacific ETF
INVESTMENT INCOME
Dividends—unaffiliated	$25,609,137
Dividends—affiliated	8,639
Interest—unaffiliated	3,678
Securities lending income—affiliated—net	193,397
Foreign taxes withheld	(1,620,199)
Total investment income	24,194,652
EXPENSES
Investment advisory	903,955
Total expenses	903,955
Net investment income	23,290,697
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(6,063,765)
Investments—affiliated	1,699
Foreign currency transactions	(520,837)
Futures contracts	1,265,968
(5,316,935)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	311,615,029
Foreign currency translations	218,756
Futures contracts	53,780
311,887,565
Net realized and unrealized gain	306,570,630
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$329,861,327
See notes to financial statements.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	iShares Core MSCI Pacific ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$23,290,697	$55,968,303
Net realized gain (loss)	(5,316,935)	142,269,321
Net change in unrealized appreciation (depreciation)	311,887,565	(4,730,472)
Net increase in net assets resulting from operations	329,861,327	193,507,152
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(60,933,681)(b)	(68,828,112)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	307,252,034	(409,007,685)
NET ASSETS
Total increase (decrease) in net assets	576,179,680	(284,328,645)
Beginning of period	1,748,241,714	2,032,570,359
End of period	$2,324,421,394	$1,748,241,714

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets
18

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$67.76	$63.72	$59.28	$54.78	$65.86	$52.60
Net investment income(a)	0.86	1.78	1.58	1.66	1.66	1.42
Net realized and unrealized gain (loss)(b)	11.18	4.40	4.77	4.14	(10.02)	13.15
Net increase (decrease) from investment operations	12.04	6.18	6.35	5.80	(8.36)	14.57
Distributions from net investment income(c)	(2.32)(d)	(2.14)	(1.91)	(1.30)	(2.72)	(1.31)
Net asset value, end of period	$77.48	$67.76	$63.72	$59.28	$54.78	$65.86
Total Return(e)
Based on net asset value	17.98%(f)	9.94%	11.01%	10.73%	(13.01)%	27.70%
Ratios to Average Net Assets(g)
Total expenses	0.09%(h)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	2.32%(h)	2.79%	2.66%	3.03%	2.72%	2.24%
Supplemental Data
Net assets, end of period (000)	$2,324,421	$1,748,242	$2,032,570	$1,736,936	$1,501,051	$1,119,667
Portfolio turnover rate(i)	3%	5%	5%	7%	16%	6%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Core MSCI Pacific	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core MSCI Pacific
BNP Paribas SA	$584,318	$(584,318)	$—	$—
BofA Securities, Inc.	4,802,496	(4,802,496)	—	—
Citigroup Global Markets, Inc.	309,687	(309,687)	—	—
Goldman Sachs & Co. LLC	6,360,128	(6,360,128)	—	—
HSBC Bank PLC	2,214,862	(2,214,862)	—	—
J.P. Morgan Securities LLC	1,843,275	(1,843,275)	—	—
Macquarie Bank Ltd.	189,573	(189,573)	—	—
Morgan Stanley	3,376,855	(3,376,855)	—	—
Nomura Securities International, Inc.	433,235	(433,235)	—	—
State Street Bank & Trust Co.	1,126,693	(1,126,693)	—	—
TD Securities (USA) LLC	1,134	(1,134)	—	—
UBS AG	251,001	(251,001)	—	—
	$21,493,257	$(21,493,257)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended January 31, 2026, the Fund paid BTC $45,143 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI Pacific	$293,402	$2,978,462	$(363,072)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core MSCI Pacific	$59,397,751	$67,062,967
For the six months ended January 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Pacific	$279,445,416	$—
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of July 31, 2025, the Fund had non-expiring capital loss carryforwards of $91,048,629 available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Pacific	$1,865,228,821	$629,185,678	$(156,449,669)	$472,736,009
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 01/31/26		Year Ended 07/31/25
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI Pacific
Shares sold	4,200,000	$307,252,034	1,400,000	$89,694,874
Shares redeemed	—	—	(7,500,000)	(498,702,559)
	4,200,000	$307,252,034	(6,100,000)	$(409,007,685)
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
26

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
28

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca
• iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca
• iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

2

Schedule of Investments (unaudited)
January 31, 2026
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.5%
Brambles Ltd.	507,568	$7,878,827
Coles Group Ltd.	365,575	5,401,312
Commonwealth Bank of Australia	469,040	48,555,417
Computershare Ltd.	174,224	3,956,724
Evolution Mining Ltd.	778,777	7,478,773
Lynas Rare Earths Ltd.(a)(b)	205,556	2,069,152
Medibank Pvt Ltd.	968,225	3,106,708
Pro Medicus Ltd.	20,094	2,568,883
Qantas Airways Ltd.	231,361	1,617,591
Sigma Healthcare Ltd.	1,584,154	3,394,591
Stockland	549,091	2,054,482
Telstra Group Ltd.	1,523,521	5,175,850
Wesfarmers Ltd.	280,643	16,189,335
Westpac Banking Corp.	765,448	20,566,894
		130,014,539
Austria — 0.5%
Erste Group Bank AG	139,614	18,151,063
Raiffeisen Bank International AG	26,036	1,312,356
		19,463,419
Belgium — 1.0%
Ageas SA	42,724	3,034,701
Argenx SE(a)	13,659	11,486,817
Elia Group SA, Class B	9,179	1,328,942
Financiere de Tubize SA	3,655	932,345
KBC Group NV	84,388	11,891,578
UCB SA	28,960	8,824,849
		37,499,232
Canada — 16.0%
Agnico Eagle Mines Ltd.	231,410	43,989,398
Alamos Gold, Inc., Class A	140,900	5,221,470
AltaGas Ltd.	85,034	2,564,790
AtkinsRealis Group, Inc.	46,671	3,275,350
Bank of Montreal	133,650	18,194,617
Bank of Nova Scotia(The)	372,995	27,885,941
Barrick Mining Corp.	576,794	26,364,821
Bombardier, Inc., Class B(a)(b)	32,686	5,583,733
Brookfield Corp., Class A	525,873	23,971,606
Brookfield Renewable Corp.	42,275	1,760,669
CAE, Inc.(a)	104,678	3,354,862
Cameco Corp.	174,861	21,626,953
Canadian Imperial Bank of Commerce	340,138	31,434,631
Celestica, Inc.(a)	78,224	21,981,309
Dollarama, Inc.	106,481	14,349,696
Element Fleet Management Corp.	137,635	3,487,245
Emera, Inc.	101,498	5,030,735
Enbridge, Inc.	531,656	25,953,200
Fairfax Financial Holdings Ltd.	7,194	11,872,253
Fortis, Inc./Canada	136,111	7,257,121
Franco-Nevada Corp.	58,571	13,710,513
Gildan Activewear, Inc.	30,171	1,960,290
Great-West Lifeco, Inc.	85,577	4,005,933
iA Financial Corp., Inc.	34,681	4,261,358
IGM Financial, Inc.	21,510	1,040,391
Kinross Gold Corp.	621,968	19,586,522
Loblaw Companies Ltd.	212,366	9,555,807
Lundin Gold, Inc.(b)	69,343	5,198,497
Lundin Mining Corp.	147,236	3,714,285
Manulife Financial Corp.	338,773	12,905,046
National Bank of Canada	65,416	7,794,768
Open Text Corp.	38,443	981,932
Security	Shares	Value
Canada (continued)
Pan American Silver Corp.	96,271	$5,245,361
Power Corp. of Canada	247,545	12,484,056
Rogers Communications, Inc., Class B, NVS	63,484	2,396,414
Royal Bank of Canada	402,956	67,093,735
Saputo, Inc.	36,399	1,098,132
Shopify, Inc., Class A(a)	236,796	31,071,378
Stantec, Inc.	33,355	3,305,492
Toromont Industries Ltd.(b)	18,642	2,374,659
Toronto-Dominion Bank(The)	556,973	52,054,775
Wheaton Precious Metals Corp.	169,263	22,299,482
WSP Global, Inc.	28,560	5,521,132
		594,820,358
Denmark — 0.1%
Danske Bank A/S	108,341	5,519,761
Finland — 0.6%
Fortum OYJ	124,659	2,944,737
Metso OYJ	133,297	2,606,054
Neste OYJ	73,598	1,880,057
Orion OYJ, Class B	40,723	3,367,713
Sampo OYJ, Class A	500,778	5,584,827
Wartsila OYJ Abp	115,602	4,686,506
		21,069,894
France — 5.8%
Airbus SE	126,863	29,045,250
Bouygues SA	55,473	2,998,526
Danone SA	185,195	14,511,858
Dassault Aviation SA	7,436	2,826,980
Engie SA	441,895	13,193,397
EssilorLuxottica SA	95,134	29,082,068
Kering SA	12,535	3,913,147
Klepierre SA	51,709	1,992,005
Legrand SA	89,631	14,310,290
Orange SA	703,391	13,076,050
Safran SA	117,274	41,900,962
Societe Generale SA	409,696	35,901,429
Thales SA	40,500	12,398,087
		215,150,049
Germany — 8.8%
Allianz SE, Registered	117,361	51,676,584
Commerzbank AG	378,252	15,547,929
Continental AG	16,722	1,315,841
Deutsche Bank AG, Registered	953,235	37,615,690
E.ON SE	792,829	16,815,772
Fresenius SE & Co. KGaA	145,263	8,125,685
GEA Group AG	61,712	4,412,582
Heidelberg Materials AG	77,759	21,295,903
Hensoldt AG(b)	30,010	2,981,271
HOCHTIEF AG	4,402	1,845,954
MTU Aero Engines AG	14,760	6,561,925
Rheinmetall AG	33,876	71,778,035
RWE AG	108,159	6,868,513
Scout24 SE(c)	27,157	2,703,783
Siemens Energy AG(a)	449,316	76,554,469
Talanx AG(a)	27,844	3,511,982
		329,611,918
Hong Kong — 2.2%
AIA Group Ltd.	2,190,600	25,273,989
BOC Hong Kong Holdings Ltd.	1,620,500	8,533,534
CK Hutchison Holdings Ltd.	551,500	4,446,910
Futu Holdings Ltd., ADR(a)	20,869	3,392,673
3
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd., Class SS	1,290,000	$1,933,220
Hong Kong & China Gas Co. Ltd.	2,653,000	2,498,725
Hong Kong Exchanges & Clearing Ltd.	264,600	14,587,682
Hongkong Land Holdings Ltd.	440,200	3,735,041
Jardine Matheson Holdings Ltd.	55,000	4,008,286
Link REIT	525,500	2,416,123
SITC International Holdings Co. Ltd.	326,000	1,217,340
Sun Hung Kai Properties Ltd.(b)	341,500	5,484,110
WH Group Ltd.(c)	2,536,000	2,992,722
		80,520,355
Ireland — 0.5%
AIB Group PLC	745,545	8,333,799
Bank of Ireland Group PLC	180,055	3,658,259
Ryanair Holdings PLC	249,755	8,476,519
		20,468,577
Israel — 2.0%
Bank Hapoalim BM	652,680	16,135,183
Bank Leumi Le-Israel BM	779,196	18,731,349
CyberArk Software Ltd.(a)	17,929	7,724,351
Elbit Systems Ltd.	15,196	10,748,107
ICL Group Ltd.	207,593	1,127,198
Israel Discount Bank Ltd., Class A	437,410	5,153,285
Mizrahi Tefahot Bank Ltd.	48,936	3,828,216
Nova Ltd.(a)	5,321	2,597,421
Phoenix Financial Ltd.	140,320	6,810,805
		72,855,915
Italy — 4.9%
Banca Mediolanum SpA	83,872	1,967,486
Banco BPM SpA	551,362	8,264,538
BPER Banca SpA	537,605	7,571,322
Enel SpA	2,220,403	24,532,227
FinecoBank Banca Fineco SpA	147,605	3,913,043
Generali	278,627	11,365,302
Intesa Sanpaolo SpA	4,963,155	35,136,074
Leonardo SpA	246,295	16,459,059
Poste Italiane SpA(c)	239,541	6,309,067
Prysmian SpA	65,952	7,811,569
Snam SpA	554,088	3,808,072
Telecom Italia SpA/Milano(a)	5,619,599	3,811,959
UniCredit SpA	550,896	48,008,397
Unipol Assicurazioni SpA	181,996	4,053,372
		183,011,487
Japan — 19.6%
Advantest Corp.	298,100	49,301,709
Aeon Co. Ltd.	1,330,200	18,193,939
Aisin Corp.	116,000	2,078,140
Ajinomoto Co., Inc.	336,500	7,698,056
Asics Corp.	185,400	4,463,074
Bandai Namco Holdings, Inc.	224,400	5,822,891
Capcom Co. Ltd.	96,700	2,464,777
Central Japan Railway Co.	118,000	3,291,972
Daifuku Co. Ltd.	109,200	3,917,352
Dai-ichi Life Holdings, Inc.	641,600	5,642,322
Daiwa House Industry Co. Ltd.	134,000	4,565,925
East Japan Railway Co.	147,400	3,700,365
Ebara Corp.	100,300	3,036,566
ENEOS Holdings, Inc.	411,500	3,477,962
Fuji Electric Co. Ltd.	29,000	2,065,746
Fujikura Ltd.	164,900	20,725,773
Fujitsu Ltd.	518,600	14,409,707
Hikari Tsushin, Inc.	5,700	1,574,233
Security	Shares	Value
Japan (continued)
Hitachi Ltd.	1,323,500	$45,925,593
IHI Corp.	721,200	16,685,816
Inpex Corp.	172,500	3,864,727
Japan Airlines Co. Ltd.	27,600	521,508
Japan Post Insurance Co. Ltd.	55,700	1,725,144
Japan Tobacco, Inc.	318,200	11,500,277
JX Advanced Metals Corp.	218,500	3,535,628
Kajima Corp.	202,500	8,261,141
Kawasaki Heavy Industries Ltd.	48,200	4,023,552
Kioxia Holdings Corp.(a)	53,100	7,263,350
Konami Group Corp.	49,500	7,228,149
Lasertec Corp.	12,800	2,940,639
Marubeni Corp.	298,100	9,881,463
MatsukiyoCocokara & Co.	102,700	1,644,421
Mitsubishi Corp.	517,800	13,756,045
Mitsubishi Electric Corp.	694,800	21,720,762
Mitsubishi Estate Co. Ltd.	185,800	4,735,283
Mitsubishi Heavy Industries Ltd.	1,544,200	45,467,317
Mizuho Financial Group, Inc.	794,700	34,504,210
Murata Manufacturing Co. Ltd.	275,900	5,605,060
NEC Corp.	705,800	23,926,367
Nintendo Co. Ltd.	483,800	29,959,560
Nippon Building Fund, Inc.	1,870	1,734,584
Nitto Denko Corp.	143,900	3,197,937
Nomura Holdings, Inc.	485,100	4,396,140
Nomura Research Institute Ltd.	118,400	3,601,774
Obayashi Corp.	189,300	4,273,130
Osaka Gas Co. Ltd.	67,400	2,530,375
Pan Pacific International Holdings Corp.	485,400	2,873,830
Resona Holdings, Inc.	568,600	6,629,947
Ryohin Keikaku Co. Ltd.	245,800	4,902,431
Sanrio Co. Ltd.	63,400	1,961,497
SBI Holdings, Inc.	252,600	5,712,299
SCREEN Holdings Co. Ltd.	12,900	1,642,854
Seibu Holdings, Inc.	41,300	1,094,292
SoftBank Corp.	7,329,300	9,962,417
SoftBank Group Corp.	1,487,200	40,611,546
Sompo Holdings, Inc.	279,200	9,628,075
Sony Group Corp.	2,214,900	48,833,909
Sumitomo Corp.	180,700	7,338,063
Sumitomo Electric Industries Ltd.	364,700	15,966,389
Sumitomo Mitsui Financial Group, Inc.	779,100	27,416,878
Sumitomo Mitsui Trust Group, Inc.	137,600	4,595,673
Suzuki Motor Corp.	263,500	3,592,841
Taisei Corp.	67,100	6,693,098
TDK Corp.	418,300	5,397,420
TIS, Inc.	68,100	1,981,608
Toho Co. Ltd./Tokyo	49,700	2,529,639
Tokyo Electron Ltd.	69,200	18,438,952
Tokyo Gas Co. Ltd.	108,300	4,804,797
Toray Industries, Inc.	308,700	2,277,036
Toyota Industries Corp.	46,700	5,975,545
Toyota Tsusho Corp.	177,100	6,449,844
Yokogawa Electric Corp.	38,300	1,276,878
Zensho Holdings Co. Ltd.	21,600	1,170,653
		730,598,872
Netherlands — 5.1%
ABN AMRO Bank NV, CVA(c)	216,748	7,985,699
AerCap Holdings NV	51,810	7,443,025
ASML Holding NV	65,966	94,588,991
ASR Nederland NV	45,784	3,325,321
BE Semiconductor Industries NV	11,398	2,218,545
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Coca-Cola Europacific Partners PLC	65,711	$6,025,699
ING Groep NV	919,876	27,127,967
JDE Peet's NV	60,588	2,280,964
Koninklijke Ahold Delhaize NV, Class N	215,548	8,427,957
NN Group NV	87,600	6,943,806
Prosus NV	436,481	25,098,201
		191,466,175
Norway — 0.1%
Gjensidige Forsikring ASA	69,008	1,964,144
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	2,537,741	2,746,856
Singapore — 2.5%
DBS Group Holdings Ltd.	774,900	36,019,176
Keppel Ltd.	553,500	4,761,662
Oversea-Chinese Banking Corp. Ltd.	681,200	11,368,915
Sea Ltd., ADR(a)	123,624	14,400,960
Sembcorp Industries Ltd.(b)	291,700	1,382,214
Singapore Exchange Ltd.	435,871	6,039,474
Singapore Technologies Engineering Ltd.	1,027,200	7,896,690
Singapore Telecommunications Ltd.	2,843,800	10,262,394
Yangzijiang Shipbuilding Holdings Ltd.	396,900	1,042,383
		93,173,868
Spain — 8.0%
Acciona SA	8,720	1,874,065
ACS Actividades de Construccion y Servicios SA	95,180	10,678,829
Aena SME SA(c)	202,500	6,289,154
Banco Bilbao Vizcaya Argentaria SA	2,572,279	65,293,809
Banco de Sabadell SA	2,057,545	8,071,302
Banco Santander SA	7,537,050	96,233,527
Bankinter SA	310,726	5,304,084
CaixaBank SA	1,662,602	21,946,637
Endesa SA	146,334	5,392,776
Ferrovial SE	183,775	12,413,089
Grifols SA	56,732	725,831
Iberdrola SA	2,536,092	57,018,302
Iberdrola SA, NVS	34,978	786,401
International Consolidated Airlines Group SA, Class DI	544,222	3,121,555
Mapfre SA	158,493	725,222
Repsol SA	210,086	4,138,924
		300,013,507
Sweden — 2.0%
Nordea Bank Abp	598,296	11,559,314
Saab AB, Class B	198,599	15,495,268
Sandvik AB	197,816	7,811,031
Spotify Technology SA(a)	58,162	29,101,357
Svenska Handelsbanken AB, Class A	339,683	5,355,120
Tele2 AB, Class B	197,299	3,630,010
Telia Co. AB	587,533	2,684,120
		75,636,220
Switzerland — 3.2%
ABB Ltd., Registered	264,194	22,746,581
Belimo Holding AG, Registered	2,842	3,108,514
BKW AG	5,505	1,040,783
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	246	3,535,383
Chocoladefabriken Lindt & Spruengli AG, Registered	32	4,729,975
Galderma Group AG	71,735	13,371,328
Helvetia Holding AG, Registered	30,455	7,724,017
Holcim AG	197,943	20,401,755
Security	Shares	Value
Switzerland (continued)
Logitech International SA, Registered	25,050	$2,158,110
Sandoz Group AG	126,382	10,012,718
Swiss Life Holding AG, Registered	9,326	10,226,448
Swiss Prime Site AG, Registered	30,487	5,190,125
Swiss Re AG	100,321	16,029,670
		120,275,407
United Kingdom — 13.1%
3i Group PLC	293,712	13,492,871
Admiral Group PLC	66,507	2,502,922
Antofagasta PLC	76,697	3,800,453
Aviva PLC	1,062,433	9,262,130
BAE Systems PLC	1,108,976	30,105,304
Barclays PLC	5,537,723	36,959,143
British American Tobacco PLC	866,184	52,329,302
BT Group PLC	1,948,412	5,121,440
Centrica PLC	1,447,976	3,791,541
Endeavour Mining PLC	35,141	2,000,163
Entain PLC	112,210	930,920
Fresnillo PLC	127,621	6,284,896
Halma PLC	61,282	2,976,380
HSBC Holdings PLC	5,597,168	98,739,225
Imperial Brands PLC	283,798	11,952,943
Lloyds Banking Group PLC	23,610,785	35,255,721
M&G PLC	291,997	1,237,847
NatWest Group PLC, NVS	2,824,411	25,743,889
Next PLC	41,101	7,462,251
Phoenix Group Holdings PLC	196,675	1,993,434
Prudential PLC	722,650	11,869,704
Rolls-Royce Holdings PLC	4,885,032	81,662,955
Smith & Nephew PLC	134,641	2,294,722
Smiths Group PLC	138,914	4,770,559
Standard Chartered PLC	827,337	21,168,601
Tesco PLC	2,112,555	12,292,536
Wise PLC, Class A(a)	140,710	1,814,840
		487,816,692
Total Common Stocks — 99.6% (Cost: $2,699,518,041)		3,713,697,245
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/26)(a)	96,417	53,030
Total Rights — 0.0% (Cost: $51,639)		53,030
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)(d)	6,329	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $2,699,569,680)		3,713,750,275
5
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Momentum Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	8,696,112	$8,700,460
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	930,000	930,000
Total Short-Term Securities — 0.3% (Cost: $9,630,460)		9,630,460
Total Investments — 99.9% (Cost: $2,709,200,140)		3,723,380,735
Other Assets Less Liabilities — 0.1%		5,154,131
Net Assets — 100.0%		$3,728,534,866

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,435,701	$7,263,150 (a)	$—	$1,609	$—	$8,700,460	8,696,112	$16,947 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	910,000	20,000 (a)	—	—	—	930,000	930,000	31,104	—
				$1,609	$—	$9,630,460		$48,051	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	184	03/12/26	$4,254	$147,360
Euro STOXX 50	82	03/20/26	5,784	112,547
FTSE 100 Index	23	03/20/26	3,216	93,318
				$353,225
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Momentum Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$353,225	$—	$—	$—	$353,225

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,623,348	$—	$—	$—	$1,623,348
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$156,627	$—	$—	$—	$156,627
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$13,540,756
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$672,475,259	$3,041,221,986	$—	$3,713,697,245
Rights	53,030	—	—	53,030
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	9,630,460	—	—	9,630,460
	$682,158,749	$3,041,221,986	$—	$3,723,380,735
Derivative Financial Instruments(a)
Assets
Equity Contracts	$112,547	$240,678	$—	$353,225

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
7
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.8%
Aristocrat Leisure Ltd.	621,511	$23,088,959
ASX Ltd.	340,941	13,570,943
BHP Group Ltd.	4,471,465	154,007,779
Brambles Ltd.	1,978,692	30,714,646
Cochlear Ltd.	41,883	7,806,714
Computershare Ltd.	891,785	20,252,935
Evolution Mining Ltd.	1,532,499	14,716,936
Fortescue Ltd.	1,458,025	21,113,463
Insurance Australia Group Ltd.	3,270,611	17,243,119
Medibank Pvt Ltd.	5,600,934	17,971,512
Pro Medicus Ltd.	67,368	8,612,545
QBE Insurance Group Ltd.	2,641,281	36,200,799
REA Group Ltd.	128,378	16,879,629
Rio Tinto Ltd.	306,772	31,960,968
Stockland	3,031,893	11,344,149
Suncorp Group Ltd.	1,687,857	19,869,340
Telstra Group Ltd.	4,449,412	15,115,965
Wesfarmers Ltd.	1,547,060	89,244,602
Woodside Energy Group Ltd.	2,485,344	43,882,461
		593,597,464
Austria — 0.1%
OMV AG	192,480	11,434,799
Verbund AG	93,035	6,826,489
		18,261,288
Belgium — 0.2%
Ageas SA	239,335	17,000,053
Lotus Bakeries NV(a)	401	4,727,648
		21,727,701
Canada — 7.6%
Agnico Eagle Mines Ltd.	377,528	71,765,393
Alimentation Couche-Tard, Inc.	379,183	19,727,040
ARC Resources Ltd.	955,537	17,733,206
Barrick Mining Corp.	1,163,500	53,182,712
Brookfield Asset Management Ltd., Class A	1,072,303	53,274,555
Canadian National Railway Co.	595,774	57,313,139
CCL Industries, Inc., Class B, NVS	110,714	6,672,192
Celestica, Inc.(b)	133,424	37,492,766
CGI, Inc.	148,075	12,690,745
FirstService Corp.	50,152	7,770,033
Franco-Nevada Corp.	141,516	33,126,582
Great-West Lifeco, Inc.	465,173	21,775,146
iA Financial Corp., Inc.	158,077	19,423,393
IGM Financial, Inc.	121,896	5,895,840
Imperial Oil Ltd.	370,636	37,446,036
Intact Financial Corp.	284,811	51,854,364
Keyera Corp.	293,610	9,942,612
Kinross Gold Corp.	1,036,169	32,630,211
Lundin Gold, Inc.(a)	86,944	6,518,006
Manulife Financial Corp.	2,487,449	94,755,612
Power Corp. of Canada	729,141	36,771,647
Sun Life Financial, Inc.	798,657	50,324,805
Suncor Energy, Inc.	1,872,339	98,962,463
TMX Group Ltd.	378,608	13,977,618
Toromont Industries Ltd.(a)	97,464	12,415,181
Tourmaline Oil Corp.	426,310	20,175,094
Wheaton Precious Metals Corp.	350,677	46,199,792
Whitecap Resources, Inc.	2,257,641	20,592,591
		950,408,774
Security	Shares	Value
Denmark — 2.0%
Carlsberg A/S, Class B	75,023	$10,199,312
Coloplast A/S, Class B	69,411	5,916,938
Demant A/S(b)	40,637	1,422,432
Genmab A/S(b)	42,285	13,775,839
Novo Nordisk A/S, Class B	3,280,379	194,786,351
Pandora A/S	94,683	7,663,986
Rockwool AS, Class B	127,073	4,291,252
Tryg A/S	504,369	12,257,683
		250,313,793
Finland — 1.1%
Elisa OYJ	299,847	13,263,735
Fortum OYJ	329,108	7,774,300
Kone OYJ, Class B	792,399	56,945,652
Metso OYJ	738,493	14,438,082
Orion OYJ, Class B	113,157	9,357,863
UPM-Kymmene OYJ	283,742	7,827,910
Wartsila OYJ Abp	719,598	29,172,509
		138,780,051
France — 7.1%
Air Liquide SA	459,485	86,044,182
Amundi SA(c)	89,455	7,953,365
AXA SA	2,203,108	100,459,704
Bureau Veritas SA	550,722	17,729,022
Dassault Aviation SA	18,405	6,997,118
Euronext NV(c)	119,311	16,709,952
FDJ United	124,899	3,305,565
Hermes International SCA	48,098	115,723,682
Legrand SA	285,084	45,515,890
L'Oreal SA	200,891	92,297,163
LVMH Moet Hennessy Louis Vuitton SE	226,333	146,076,285
Publicis Groupe SA	363,850	36,366,173
Schneider Electric SE	609,529	174,753,083
Thales SA	101,934	31,204,607
		881,135,791
Germany — 6.5%
Allianz SE, Registered	688,340	303,090,977
Beiersdorf AG	58,746	7,007,185
Continental AG	158,852	12,499,942
CTS Eventim AG & Co. KGaA	108,470	9,115,928
Deutsche Boerse AG	320,215	81,086,502
GEA Group AG	191,578	13,698,368
Hannover Rueck SE	113,150	31,993,110
Henkel AG & Co. KGaA	55,297	4,564,718
Knorr-Bremse AG	65,439	7,619,404
MTU Aero Engines AG	77,082	34,268,718
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	240,925	146,018,949
Nemetschek SE	45,968	4,016,424
Rational AG	10,026	8,033,997
Rheinmetall AG	56,026	118,710,479
Scout24 SE(c)	111,451	11,096,193
Symrise AG, Class A	85,082	7,162,803
Talanx AG(b)	85,458	10,778,874
		810,762,571
Hong Kong — 2.8%
CK Asset Holdings Ltd.	2,517,500	14,747,864
CK Infrastructure Holdings Ltd., Class L	663,500	5,449,493
CLP Holdings Ltd.	1,467,500	13,871,586
Futu Holdings Ltd., ADR(b)	108,310	17,607,957
Henderson Land Development Co. Ltd.	1,408,000	5,600,484
HKT Trust & HKT Ltd., Class SS	4,781,000	7,164,903
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	10,220,370	$9,626,043
Hong Kong Exchanges & Clearing Ltd.	2,928,600	161,456,862
Link REIT	2,788,100	12,819,017
Power Assets Holdings Ltd.	1,668,500	12,942,137
Sino Land Co. Ltd.	4,938,000	7,431,240
SITC International Holdings Co. Ltd.	2,893,000	10,802,963
Sun Hung Kai Properties Ltd.	1,954,500	31,387,094
Techtronic Industries Co. Ltd.	1,933,500	26,395,170
Wharf Real Estate Investment Co. Ltd.	1,940,000	6,735,219
		344,038,032
Ireland — 0.4%
AIB Group PLC	2,745,871	30,693,705
Kingspan Group PLC	148,782	12,955,130
		43,648,835
Israel — 1.3%
Bank Hapoalim BM	1,824,167	45,096,018
Bank Leumi Le-Israel BM	1,894,201	45,535,322
Check Point Software Technologies Ltd.(a)(b)	113,371	20,351,228
Mizrahi Tefahot Bank Ltd.	214,201	16,756,737
Nova Ltd.(b)	27,116	13,236,545
Phoenix Financial Ltd.	405,963	19,704,494
		160,680,344
Italy — 2.5%
Banca Mediolanum SpA	353,780	8,299,043
Buzzi SpA	58,015	3,302,305
Enel SpA	6,266,943	69,240,615
Ferrari NV	222,520	74,220,611
FinecoBank Banca Fineco SpA	1,288,016	34,145,604
Generali	1,109,347	45,250,687
Moncler SpA	274,811	16,011,498
Prysmian SpA	267,003	31,624,704
Recordati Industria Chimica e Farmaceutica SpA	59,021	3,252,017
Terna - Rete Elettrica Nazionale	987,793	10,704,033
Unipol Assicurazioni SpA	631,112	14,055,976
		310,107,093
Japan — 12.4%
Advantest Corp.	1,046,900	173,143,103
Asics Corp.	946,800	22,792,010
Bandai Namco Holdings, Inc.	648,000	16,814,765
Capcom Co. Ltd.	705,800	17,990,070
Chugai Pharmaceutical Co. Ltd.	428,000	24,447,653
Daifuku Co. Ltd.	426,000	15,281,977
Dai-ichi Life Holdings, Inc.	4,425,800	38,921,117
Daito Trust Construction Co. Ltd.	742,600	15,072,867
Daiwa House Industry Co. Ltd.	888,900	30,288,438
Disco Corp.	102,300	43,605,436
Ebara Corp.	495,200	14,992,096
Fast Retailing Co. Ltd.	226,000	86,226,417
Fuji Electric Co. Ltd.	135,600	9,659,142
Fujikura Ltd.	359,400	45,171,880
Hoya Corp.	248,700	41,720,872
Japan Exchange Group, Inc.	1,897,700	20,708,114
KDDI Corp.	3,500,700	59,105,735
Kikkoman Corp.	422,000	3,817,228
Kobe Bussan Co. Ltd.	128,800	3,147,805
Konami Group Corp.	148,400	21,669,843
Lasertec Corp.	129,000	29,636,123
MatsukiyoCocokara & Co.	163,800	2,622,747
MonotaRO Co. Ltd.	442,700	5,971,556
MS&AD Insurance Group Holdings, Inc.	2,541,800	64,758,865
Nexon Co. Ltd.	451,200	10,794,598
Security	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	1,490,100	$92,275,198
Nippon Building Fund, Inc.	8,562	7,941,985
Nitori Holdings Co. Ltd.	312,500	5,341,866
Nitto Denko Corp.	549,300	12,207,275
Nomura Research Institute Ltd.	310,100	9,433,361
Obic Co. Ltd.	239,500	6,656,651
Olympus Corp.	537,600	6,421,366
Oracle Corp./Japan	70,700	4,783,918
Osaka Gas Co. Ltd.	277,300	10,410,579
Pan Pacific International Holdings Corp.	1,812,000	10,728,018
Recruit Holdings Co. Ltd.	2,587,500	136,293,359
Sanrio Co. Ltd.	247,800	7,666,545
SCREEN Holdings Co. Ltd.	81,400	10,366,534
Secom Co. Ltd.	367,700	13,470,167
Sekisui Chemical Co. Ltd.	323,500	5,721,868
Shin-Etsu Chemical Co. Ltd.	1,259,600	41,421,390
Subaru Corp.	440,100	9,448,136
Suzuki Motor Corp.	1,452,700	19,807,664
Toho Co. Ltd./Tokyo	128,100	6,520,055
Tokio Marine Holdings, Inc.	4,305,200	160,465,714
Tokyo Electron Ltd.	497,900	132,669,858
Trend Micro, Inc./Japan(b)	125,300	4,915,260
Unicharm Corp.	638,900	3,878,151
ZOZO, Inc.	859,900	7,102,304
		1,544,307,679
Netherlands — 8.2%
Adyen NV(b)(c)	51,683	76,637,814
ASML Holding NV	527,670	756,628,761
ASR Nederland NV	191,477	13,907,097
BE Semiconductor Industries NV	85,440	16,630,324
Coca-Cola Europacific Partners PLC	116,728	10,703,958
CVC Capital Partners PLC(c)	452,726	8,043,477
InPost SA(a)(b)	238,143	3,732,607
Koninklijke KPN NV	5,220,770	25,568,785
Magnum Ice Cream Co NV.(The)(b)	542,813	9,647,487
Universal Music Group NV	2,716,609	66,604,567
Wolters Kluwer NV	327,960	30,796,423
		1,018,901,300
New Zealand — 0.1%
Contact Energy Ltd.	778,642	4,388,300
Fisher & Paykel Healthcare Corp. Ltd., Class C	341,680	7,982,101
		12,370,401
Norway — 0.8%
Aker BP ASA	575,503	16,941,588
Equinor ASA	1,296,571	34,849,896
Gjensidige Forsikring ASA	447,854	12,747,066
Kongsberg Gruppen ASA	873,341	30,000,206
Orkla ASA	427,817	5,090,320
		99,629,076
Portugal — 0.0%
Jeronimo Martins SGPS SA	130,956	3,088,080
Singapore — 2.7%
CapitaLand Ascendas REIT	4,696,300	10,509,652
CapitaLand Integrated Commercial Trust	7,657,400	14,376,030
DBS Group Holdings Ltd.	2,674,980	124,339,368
Oversea-Chinese Banking Corp. Ltd.	4,948,100	82,581,513
Sembcorp Industries Ltd.(a)	790,100	3,743,871
Singapore Exchange Ltd.	2,088,747	28,941,896
Singapore Technologies Engineering Ltd.	1,960,500	15,071,515
United Overseas Bank Ltd.	1,542,100	46,477,562
9
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Yangzijiang Shipbuilding Holdings Ltd.	4,646,300	$12,202,632
		338,244,039
Spain — 2.9%
CaixaBank SA	4,681,176	61,792,341
Endesa SA	427,707	15,762,080
Iberdrola SA	6,252,812	140,580,358
Iberdrola SA, NVS	99,291	2,232,334
Industria de Diseno Textil SA	1,926,039	125,327,542
Mapfre SA	1,498,515	6,856,808
Naturgy Energy Group SA	241,360	7,575,821
Redeia Corp. SA	120,954	2,090,319
		362,217,603
Sweden — 3.9%
AddTech AB, Class B	369,160	11,986,250
Alfa Laval AB	387,719	22,457,559
Assa Abloy AB, Class B	1,077,586	43,571,039
Atlas Copco AB, Class A	4,844,356	99,901,208
Atlas Copco AB, Class B	2,797,835	50,326,514
Boliden AB(b)	191,531	13,412,282
Epiroc AB, Class A	917,495	25,720,297
Epiroc AB, Class B	551,335	13,748,690
EQT AB	709,115	26,914,971
Essity AB, Class B	328,591	9,729,135
Evolution AB(c)	237,720	15,442,555
Indutrade AB	286,797	6,732,697
Investment AB Latour, Class B	146,053	3,637,045
Lifco AB, Class B	277,636	9,540,123
Sandvik AB	1,194,046	47,148,512
SKF AB, Class B	364,315	9,525,633
Swedish Orphan Biovitrum AB(b)	125,532	4,767,122
Tele2 AB, Class B	744,836	13,703,882
Volvo AB, Class B	1,717,490	62,409,114
		490,674,628
Switzerland — 15.2%
ABB Ltd., Registered	2,760,462	237,670,318
Belimo Holding AG, Registered	19,823	21,681,938
BKW AG	23,596	4,461,091
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	642	9,226,488
Chocoladefabriken Lindt & Spruengli AG, Registered	70	10,346,820
Cie Financiere Richemont SA, Class A, Registered	496,675	96,409,353
EMS-Chemie Holding AG, Registered	8,770	6,818,394
Geberit AG, Registered	68,900	52,611,362
Givaudan SA, Registered	9,150	35,369,211
Helvetia Holding AG, Registered	115,624	29,324,636
Holcim AG	449,659	46,345,831
Kuehne + Nagel International AG, Registered	94,156	21,802,970
Logitech International SA, Registered	184,173	15,866,891
Nestle SA, Registered	2,483,921	237,031,920
Novartis AG, Registered	1,922,518	285,243,559
Partners Group Holding AG	55,967	76,313,464
Roche Holding AG, Bearer	31,045	14,346,553
Roche Holding AG, NVS	671,998	305,584,077
Schindler Holding AG, Participation Certificates, NVS	62,794	24,228,586
Schindler Holding AG, Registered	35,727	13,139,724
Sika AG, Registered	123,062	23,614,425
Sonova Holding AG, Registered	27,859	7,624,542
Straumann Holding AG	79,093	9,512,492
Swiss Re AG	397,558	63,523,325
Security	Shares	Value
Switzerland (continued)
VAT Group AG(c)	50,045	$32,362,416
Zurich Insurance Group AG	291,171	207,145,386
		1,887,605,772
United Kingdom — 16.5%
3i Group PLC	1,926,009	88,479,157
Admiral Group PLC	619,188	23,302,497
Ashtead Group PLC	414,588	26,691,052
AstraZeneca PLC	1,346,135	250,803,960
Auto Trader Group PLC(c)	2,329,000	17,168,189
BAE Systems PLC	3,499,650	95,004,785
British American Tobacco PLC	1,304,108	78,785,872
Bunzl PLC	381,864	10,708,637
Centrica PLC	4,394,230	11,506,339
Coca-Cola HBC AG, Class DI	175,559	9,534,549
Compass Group PLC	2,399,888	71,961,683
Diageo PLC	1,623,002	37,345,762
Endeavour Mining PLC	127,776	7,272,784
Experian PLC	1,536,122	58,180,215
Fresnillo PLC	204,398	10,065,899
GSK PLC	3,799,541	98,262,437
Halma PLC	302,279	14,681,262
Hikma Pharmaceuticals PLC	114,396	2,399,613
Imperial Brands PLC	719,826	30,317,477
Intertek Group PLC	303,753	18,634,532
Land Securities Group PLC	861,908	7,692,905
London Stock Exchange Group PLC	682,035	76,075,592
National Grid PLC	4,131,797	70,197,371
Next PLC	187,708	34,080,051
Prudential PLC	4,626,433	75,990,302
Reckitt Benckiser Group PLC	726,925	60,596,397
RELX PLC	3,177,794	112,659,206
Rio Tinto PLC	953,440	86,986,432
Sage Group PLC(The)	1,230,509	16,135,912
Schroders PLC	1,070,882	6,632,755
Segro PLC	1,709,034	17,805,702
Shell PLC	7,078,320	272,087,056
Smiths Group PLC	439,625	15,097,520
Spirax Group PLC	76,538	7,626,580
SSE PLC	1,093,366	36,340,703
Unilever PLC	2,538,034	172,660,889
Wise PLC, Class A(b)	1,638,960	21,138,874
		2,050,910,948
Total Common Stocks — 99.1% (Cost: $9,689,893,987)		12,331,411,263
Preferred Stocks
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	87,525	4,259,218
Henkel AG & Co. KGaA, Preference Shares, NVS	89,045	7,822,773
		12,081,991
Total Preferred Stocks — 0.1% (Cost: $14,709,971)		12,081,991
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	15,091	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.2% (Cost: $9,704,603,958)		12,343,493,254
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	31,608,240	31,624,044
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	3,440,000	3,440,000
Total Short-Term Securities — 0.3% (Cost: $35,064,044)		35,064,044
Total Investments — 99.5% (Cost: $9,739,668,002)		12,378,557,298
Other Assets Less Liabilities — 0.5%		59,030,967
Net Assets — 100.0%		$12,437,588,265

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,535,013	$25,088,540 (a)	$—	$491	$—	$31,624,044	31,608,240	$41,243 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,750,000	690,000 (a)	—	—	—	3,440,000	3,440,000	63,634	—
				$491	$—	$35,064,044		$104,877	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	67	03/12/26	$15,491	$504,231
SPI 200 Index	103	03/19/26	15,828	190,506
Euro STOXX 50	552	03/20/26	38,938	514,209
11
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Quality Factor ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	167	03/20/26	$23,346	$726,887
				$1,935,833
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,935,833	$—	$—	$—	$1,935,833

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$7,099,055	$—	$—	$—	$7,099,055
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$767,846	$—	$—	$—	$767,846
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$87,223,584
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,105,674,655	$11,225,736,608	$—	$12,331,411,263
Preferred Stocks	—	12,081,991	—	12,081,991
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	35,064,044	—	—	35,064,044
	$1,140,738,699	$11,237,818,599	$—	$12,378,557,298
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Quality Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$704,715	$1,231,118	$—	$1,935,833

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
January 31, 2026
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.8%
BHP Group Ltd.	919,318	$31,663,476
Fortescue Ltd.	403,898	5,848,792
Qantas Airways Ltd.	382,373	2,673,411
Rio Tinto Ltd.	78,582	8,187,047
Santos Ltd.	808,688	3,943,768
Sonic Healthcare Ltd.	128,505	2,055,028
South32 Ltd.	1,760,627	5,577,432
Vicinity Ltd.	896,985	1,530,299
Woodside Energy Group Ltd.	283,535	5,006,234
		66,485,487
Austria — 0.4%
Erste Group Bank AG	75,912	9,869,236
OMV AG	43,730	2,597,900
Raiffeisen Bank International AG	51,154	2,578,440
		15,045,576
Belgium — 1.0%
Ageas SA	37,046	2,631,391
Anheuser-Busch InBev SA	308,581	22,212,589
Groupe Bruxelles Lambert NV	14,653	1,386,503
KBC Group NV	34,399	4,847,353
Sofina SA	3,504	1,021,106
Syensqo SA	26,782	2,254,073
		34,353,015
Canada — 3.4%
AltaGas Ltd.	58,755	1,772,164
ARC Resources Ltd.	84,088	1,560,536
Bank of Nova Scotia(The)	188,206	14,070,702
Barrick Mining Corp.	322,563	14,744,113
BCE, Inc.	20,811	537,985
Canadian Tire Corp. Ltd., Class A, NVS	14,184	1,745,018
Cenovus Energy, Inc.	159,786	3,153,123
CGI, Inc.	93,128	7,981,521
Empire Co. Ltd., Class A, NVS	41,491	1,355,355
Fairfax Financial Holdings Ltd.	4,634	7,647,487
iA Financial Corp., Inc.	12,659	1,555,449
Kinross Gold Corp.	212,217	6,682,969
Magna International, Inc.	122,200	6,247,084
Manulife Financial Corp.	383,832	14,621,500
Nutrien Ltd.	166,506	11,463,987
Open Text Corp.	256,843	6,560,423
Power Corp. of Canada	91,921	4,635,710
Rogers Communications, Inc., Class B, NVS	132,506	5,001,879
Saputo, Inc.	70,684	2,132,485
Teck Resources Ltd., Class B	87,662	4,704,835
Whitecap Resources, Inc.	222,802	2,032,241
		120,206,566
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	2,872	7,042,627
AP Moller - Maersk A/S, Class B, NVS(a)	2,964	7,329,156
Danske Bank A/S	160,443	8,174,255
Genmab A/S(b)	11,455	3,731,873
Orsted A/S(b)(c)	108,335	2,437,024
Rockwool AS, Class B	16,752	565,714
		29,280,649
Finland — 1.0%
Fortum OYJ	58,818	1,389,419
Nokia OYJ	4,101,901	26,419,969
Stora Enso OYJ, Class R	224,435	2,583,693
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	146,189	$4,033,080
		34,426,161
France — 11.4%
Alstom SA(b)	209,619	6,692,794
Amundi SA(c)	10,931	971,865
ArcelorMittal SA	393,216	21,354,781
AXA SA	368,485	16,802,578
BNP Paribas SA	567,907	61,409,157
Bollore SE	313,101	1,785,121
Bouygues SA	111,882	6,047,646
Capgemini SE	106,165	16,495,711
Carrefour SA	516,917	8,466,671
Cie de Saint-Gobain SA	193,802	19,129,315
Cie Generale des Etablissements Michelin SCA	255,303	9,480,836
Covivio SA/France	10,412	665,180
Credit Agricole SA	542,814	11,755,409
Dassault Systemes SE	120,646	3,318,344
Eiffage SA	41,284	6,122,719
Engie SA	626,075	18,692,350
Eurofins Scientific SE	23,496	1,900,661
Ipsen SA	13,309	2,174,228
Klepierre SA	39,534	1,522,983
Orange SA	767,559	14,268,934
Pernod Ricard SA	64,799	5,794,109
Publicis Groupe SA	76,790	7,675,027
Renault SA	126,175	4,761,764
Rexel SA	101,908	4,270,512
Sanofi SA	455,788	42,991,584
Societe Generale SA	371,608	32,563,799
Sodexo SA	15,280	780,680
STMicroelectronics NV	480,030	13,555,102
TotalEnergies SE	518,715	37,725,461
Unibail-Rodamco-Westfield, New	23,994	2,652,894
Vinci SA	184,020	26,459,243
		408,287,458
Germany — 10.2%
BASF SE	266,372	14,441,079
Bayer AG, Registered	715,058	37,820,593
Bayerische Motoren Werke AG	189,619	19,527,017
Brenntag SE	42,659	2,595,359
Commerzbank AG	242,991	9,988,068
Continental AG	42,848	3,371,676
Daimler Truck Holding AG	304,159	14,727,054
Deutsche Bank AG, Registered	756,302	29,844,500
Deutsche Lufthansa AG, Registered	676,528	6,969,230
Deutsche Post AG, Registered	357,697	20,005,446
Deutsche Telekom AG, Registered	1,051,391	35,282,846
E.ON SE	397,608	8,433,200
Evonik Industries AG	110,908	1,717,955
Fresenius Medical Care AG	110,357	4,968,158
Fresenius SE & Co. KGaA	176,650	9,881,402
Heidelberg Materials AG	35,302	9,668,179
Henkel AG & Co. KGaA	47,882	3,952,616
Infineon Technologies AG	602,852	29,468,906
Mercedes-Benz Group AG	444,036	30,347,289
Merck KGaA	39,436	5,875,675
RWE AG	222,254	14,113,986
Siemens AG, Registered	167,235	50,560,177
Talanx AG(b)	11,388	1,436,376
		364,996,787
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong — 2.5%
BOC Hong Kong Holdings Ltd.	986,000	$5,192,264
CK Asset Holdings Ltd.	551,500	3,230,763
CK Hutchison Holdings Ltd.	3,110,500	25,080,895
CK Infrastructure Holdings Ltd., Class L	174,000	1,429,106
Henderson Land Development Co. Ltd.	241,000	958,606
Hongkong Land Holdings Ltd.	247,000	2,095,763
Jardine Matheson Holdings Ltd.	166,100	12,105,022
MTR Corp. Ltd.	881,000	3,895,622
Power Assets Holdings Ltd.	333,000	2,582,998
Sino Land Co. Ltd.	2,888,000	4,346,177
SITC International Holdings Co. Ltd.	648,000	2,419,744
Sun Hung Kai Properties Ltd.	697,000	11,193,044
Swire Pacific Ltd., Class A	381,500	3,681,433
WH Group Ltd.(c)	6,904,500	8,147,969
Wharf Real Estate Investment Co. Ltd.	475,000	1,649,087
		88,008,493
Ireland — 0.3%
AIB Group PLC	541,747	6,055,719
Bank of Ireland Group PLC	316,266	6,425,719
		12,481,438
Israel — 1.6%
Bank Hapoalim BM	327,042	8,084,946
Bank Leumi Le-Israel BM	418,163	10,052,358
Check Point Software Technologies Ltd.(b)	25,891	4,647,693
ICL Group Ltd.	216,790	1,177,137
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	392,254	4,621,286
Mizrahi Tefahot Bank Ltd.	35,637	2,787,848
Nice Ltd.(b)	35,734	3,779,726
Teva Pharmaceutical Industries Ltd., ADR(b)	623,399	21,245,438
		56,396,436
Italy — 3.5%
Banca Monte dei Paschi di Siena SpA	497,173	5,157,572
Banco BPM SpA	317,681	4,761,820
BPER Banca SpA	336,460	4,738,511
Buzzi SpA	14,150	805,440
Enel SpA	1,725,576	19,065,108
Eni SpA	522,636	10,682,213
Intesa Sanpaolo SpA	3,211,346	22,734,348
Nexi SpA(c)	293,462	1,252,925
Stellantis NV	1,781,585	17,481,706
Telecom Italia SpA/Milano(b)	3,772,996	2,559,347
Tenaris SA, NVS	89,400	1,985,837
UniCredit SpA	384,575	33,514,183
Unipol Assicurazioni SpA	81,242	1,809,402
		126,548,412
Japan — 29.9%
AGC, Inc.	125,700	4,638,264
Aisin Corp.	210,200	3,765,733
ANA Holdings, Inc.	87,700	1,702,688
Asahi Group Holdings Ltd.	814,000	8,521,645
Asahi Kasei Corp.	614,000	5,956,418
Astellas Pharma, Inc.	481,500	6,697,610
Bridgestone Corp.	359,200	8,087,121
Canon, Inc.	804,800	24,497,208
Central Japan Railway Co.	681,500	19,012,532
Chiba Bank Ltd.(The)	150,700	2,040,284
Chubu Electric Power Co., Inc.	471,300	6,847,331
Dai Nippon Printing Co. Ltd.	237,500	4,261,273
Daito Trust Construction Co. Ltd.	173,300	3,517,543
Daiwa House Industry Co. Ltd.	197,600	6,733,036
Security	Shares	Value
Japan (continued)
Daiwa Securities Group, Inc.	295,000	$2,874,593
Denso Corp.	604,500	8,387,294
East Japan Railway Co.	320,600	8,048,419
ENEOS Holdings, Inc.	753,400	6,367,671
Fuji Electric Co. Ltd.	49,400	3,518,891
FUJIFILM Holdings Corp.	862,200	17,222,669
Fujitsu Ltd.	615,900	17,113,263
Hankyu Hanshin Holdings, Inc.	122,300	3,414,987
Hikari Tsushin, Inc.	4,500	1,242,816
Honda Motor Co. Ltd.	2,424,500	24,384,487
Hulic Co. Ltd.	272,300	3,244,975
Idemitsu Kosan Co. Ltd.	225,400	1,912,578
Inpex Corp.	345,500	7,740,657
Isuzu Motors Ltd.	235,100	3,787,415
ITOCHU Corp.	2,255,400	28,874,921
Japan Airlines Co. Ltd.	83,300	1,573,971
Japan Post Bank Co. Ltd.	596,500	10,598,255
Japan Post Holdings Co. Ltd.	809,200	9,736,952
Japan Post Insurance Co. Ltd.	57,600	1,783,991
Japan Tobacco, Inc.	295,000	10,661,791
JFE Holdings, Inc.	498,500	6,711,394
Kajima Corp.	166,300	6,784,334
Kansai Electric Power Co., Inc.(The)	537,500	8,575,774
Kawasaki Kisen Kaisha Ltd.	264,100	3,816,260
KDDI Corp.	958,700	16,186,668
Kirin Holdings Co. Ltd.	349,600	5,435,316
Komatsu Ltd.	468,400	17,928,098
Kubota Corp.	590,700	9,050,504
Kyocera Corp.	1,041,300	15,622,421
Kyowa Kirin Co. Ltd.	63,300	1,027,618
LY Corp.	927,700	2,375,302
Makita Corp.	76,200	2,647,610
Marubeni Corp.	809,500	26,833,426
Minebea Mitsumi, Inc.	145,200	2,967,443
Mitsubishi Chemical Group Corp.	839,300	5,541,226
Mitsubishi Corp.	1,318,500	35,027,705
Mitsubishi Electric Corp.	530,500	16,584,433
Mitsubishi Estate Co. Ltd.	300,200	7,650,871
Mitsubishi HC Capital, Inc.	226,500	1,976,652
Mitsubishi UFJ Financial Group, Inc.	2,214,300	40,101,757
Mitsui & Co. Ltd.	1,258,700	41,115,479
Mitsui Fudosan Co. Ltd.	385,500	4,420,491
Mitsui OSK Lines Ltd.	334,100	10,472,344
Mizuho Financial Group, Inc.	596,270	25,888,795
MS&AD Insurance Group Holdings, Inc.	318,000	8,101,864
Murata Manufacturing Co. Ltd.	745,300	15,141,179
NEC Corp.	432,700	14,668,375
Nidec Corp.	230,900	3,302,969
Nippon Building Fund, Inc.	1,945	1,804,153
Nippon Steel Corp.	3,092,700	12,887,443
Nippon Yusen KK	353,900	11,630,875
Nissan Motor Co. Ltd.(a)(b)	1,583,200	3,858,834
Nomura Holdings, Inc.	1,065,300	9,654,108
NTT, Inc.	12,693,000	12,754,932
Obayashi Corp.	247,700	5,591,412
ORIX Corp.	361,900	11,029,044
Osaka Gas Co. Ltd.	118,800	4,460,068
Otsuka Corp.	58,600	1,161,832
Otsuka Holdings Co. Ltd.	141,200	8,453,415
Panasonic Holdings Corp.	976,500	13,388,493
Renesas Electronics Corp.	1,582,300	26,306,455
Resona Holdings, Inc.	408,000	4,757,331
15
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SBI Holdings, Inc.	123,800	$2,799,614
SCREEN Holdings Co. Ltd.	37,700	4,801,208
Secom Co. Ltd.	98,600	3,612,071
Sekisui Chemical Co. Ltd.	171,000	3,024,542
Sekisui House Ltd.	224,300	4,998,929
Seven & i Holdings Co. Ltd.	639,700	9,160,886
SG Holdings Co. Ltd.	54,500	524,716
Shimadzu Corp.	37,200	1,008,198
Shionogi & Co. Ltd.	283,800	5,843,210
Sompo Holdings, Inc.	137,300	4,734,723
Subaru Corp.	303,600	6,517,733
Sumitomo Corp.	774,100	31,435,498
Sumitomo Electric Industries Ltd.	200,400	8,773,415
Sumitomo Metal Mining Co. Ltd.	113,500	6,413,700
Sumitomo Mitsui Financial Group, Inc.	919,000	32,340,021
Sumitomo Mitsui Trust Group, Inc.	191,500	6,395,868
Suntory Beverage & Food Ltd.	49,400	1,564,944
Suzuki Motor Corp.	506,100	6,900,708
Taisei Corp.	53,500	5,336,523
Takeda Pharmaceutical Co. Ltd.	498,000	16,951,773
TDK Corp.	981,500	12,664,518
TIS, Inc.	60,600	1,763,370
Tokyo Gas Co. Ltd.	104,600	4,640,645
Tokyo Metro Co. Ltd.	51,900	554,179
Tokyu Corp.	166,100	1,873,401
Toppan Holdings, Inc.	140,700	4,346,188
Toray Industries, Inc.	522,600	3,854,807
Toyota Industries Corp.	77,800	9,954,977
Toyota Motor Corp.	3,407,300	77,228,113
Toyota Tsusho Corp.	355,000	12,928,824
West Japan Railway Co.	183,800	3,755,850
Yamaha Motor Co. Ltd.	376,700	2,844,725
Yokogawa Electric Corp.	110,800	3,693,946
Yokohama Financial Group, Inc.	258,700	2,356,169
		1,068,061,977
Netherlands — 2.7%
ABN AMRO Bank NV, CVA(c)	201,564	7,426,271
Aegon Ltd.	543,560	4,269,379
AerCap Holdings NV	119,038	17,100,999
ASR Nederland NV	29,336	2,130,692
DSM-Firmenich AG	30,332	2,391,786
Heineken Holding NV	39,366	2,926,038
ING Groep NV	833,643	24,584,879
JDE Peet's NV	67,237	2,531,280
Koninklijke Ahold Delhaize NV, Class N	334,828	13,091,822
Koninklijke Philips NV	212,987	6,116,094
NN Group NV	141,090	11,183,809
Randstad NV	49,068	1,755,973
		95,509,022
Norway — 0.7%
Aker BP ASA	51,169	1,506,307
DNB Bank ASA	189,470	5,432,737
Equinor ASA	205,937	5,535,279
Mowi ASA	143,244	3,302,073
Norsk Hydro ASA	526,452	4,673,777
Orkla ASA	164,065	1,952,104
Yara International ASA	67,921	3,121,836
		25,524,113
Portugal — 0.1%
EDP Renovaveis SA	43,715	664,091
Security	Shares	Value
Portugal (continued)
EDP SA	784,315	$4,010,551
		4,674,642
Singapore — 1.1%
Keppel Ltd.	514,800	4,428,733
Oversea-Chinese Banking Corp. Ltd.	602,500	10,055,448
Sembcorp Industries Ltd.(a)	199,000	942,957
Singapore Airlines Ltd.	683,800	3,413,540
Singapore Telecommunications Ltd.	1,146,000	4,135,559
United Overseas Bank Ltd.	257,900	7,772,883
Wilmar International Ltd.	1,544,300	4,123,344
Yangzijiang Shipbuilding Holdings Ltd.	1,451,500	3,812,092
		38,684,556
Spain — 4.1%
Acciona SA	4,063	873,203
ACS Actividades de Construccion y Servicios SA	46,396	5,205,452
Banco Bilbao Vizcaya Argentaria SA	1,525,100	38,712,592
Banco de Sabadell SA	1,608,414	6,309,459
Banco Santander SA	4,906,967	62,652,462
CaixaBank SA	773,623	10,211,959
Grifols SA	144,041	1,842,866
International Consolidated Airlines Group SA, Class DI	682,612	3,915,334
Mapfre SA	88,850	406,554
Repsol SA	587,387	11,572,165
Telefonica SA	1,123,602	4,548,673
		146,250,719
Sweden — 2.4%
Boliden AB(b)	73,599	5,153,894
Hexagon AB, Class B	543,278	6,125,480
Industrivarden AB, Class A	8,100	404,922
Industrivarden AB, Class C	20,866	1,044,637
Nordea Bank Abp	563,340	10,883,950
Securitas AB, Class B	208,801	3,452,921
Skanska AB, Class B	135,331	4,110,298
SKF AB, Class B	143,767	3,759,032
Svenska Handelsbanken AB, Class A	293,019	4,619,460
Swedbank AB, Class A	163,129	6,342,498
Telefonaktiebolaget LM Ericsson, Class B	1,621,782	17,564,163
Telia Co. AB	397,279	1,814,953
Trelleborg AB, Class B	49,777	2,014,287
Volvo AB, Class B	541,524	19,677,572
		86,968,067
Switzerland — 3.9%
Barry Callebaut AG, Registered	874	1,541,751
Novartis AG, Registered	403,431	59,856,966
Roche Holding AG, NVS	149,552	68,007,211
Sandoz Group AG	91,659	7,261,760
Swatch Group AG (The), Bearer	8,035	1,895,758
		138,563,446
United Kingdom — 15.5%
3i Group PLC	322,872	14,832,455
Associated British Foods PLC	156,484	4,089,600
Aviva PLC	387,737	3,380,233
Barclays PLC	6,341,808	42,325,661
Barratt Redrow PLC	504,134	2,684,378
BP PLC	2,600,898	16,491,140
British American Tobacco PLC	1,223,540	73,918,468
BT Group PLC	3,248,653	8,539,150
Centrica PLC	1,724,889	4,516,640
DCC PLC	51,207	3,245,981
Endeavour Mining PLC	36,206	2,060,781
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Glencore PLC	2,753,443	$18,771,196
GSK PLC	1,394,963	36,076,059
Haleon PLC	1,647,488	8,616,196
Hikma Pharmaceuticals PLC	61,778	1,295,878
HSBC Holdings PLC	4,528,443	79,885,927
Imperial Brands PLC	378,608	15,946,130
Informa PLC	336,846	4,064,996
J Sainsbury PLC	992,004	4,346,676
JD Sports Fashion PLC	799,819	895,099
Kingfisher PLC	684,579	3,154,808
Lloyds Banking Group PLC	15,941,069	23,803,269
M&G PLC	509,432	2,159,608
Marks & Spencer Group PLC	543,118	2,723,846
National Grid PLC	667,393	11,338,707
NatWest Group PLC, NVS	2,510,265	22,880,517
Pearson PLC	127,805	1,681,013
Phoenix Group Holdings PLC	104,798	1,062,199
Rio Tinto PLC	336,605	30,709,922
Shell PLC	1,148,061	44,130,887
Smith & Nephew PLC	212,677	3,624,710
SSE PLC	239,603	7,963,794
Standard Chartered PLC	745,363	19,071,179
Tesco PLC	1,968,817	11,456,153
Vodafone Group PLC	15,981,581	23,536,501
		555,279,757
Total Common Stocks — 98.3% (Cost: $2,434,422,548)		3,516,032,777
Preferred Stocks
Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	39,354	4,059,187
Henkel AG & Co. KGaA, Preference Shares, NVS	69,965	6,146,558
Porsche Automobil Holding SE, Preference Shares, NVS	149,758	6,407,464
Volkswagen AG, Preference Shares, NVS	200,675	24,342,885
		40,956,094
Total Preferred Stocks — 1.2% (Cost: $40,934,962)		40,956,094
Security	Shares	Value
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/26)(b)	45,429	$24,986
Total Rights — 0.0% (Cost: $24,331)		24,986
Total Long-Term Investments — 99.5% (Cost: $2,475,381,841)		3,557,013,857
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	3,553,720	3,555,496
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	1,070,000	1,070,000
Total Short-Term Securities — 0.1% (Cost: $4,625,040)		4,625,496
Total Investments — 99.6% (Cost: $2,480,006,881)		3,561,639,353
Other Assets Less Liabilities — 0.4%		13,791,254
Net Assets — 100.0%		$3,575,430,607

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
17
2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Value Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,705,484	$—	$(3,150,760)(a)	$446	$326	$3,555,496	3,553,720	$25,677 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	880,000	190,000 (a)	—	—	—	1,070,000	1,070,000	22,292	—
				$446	$326	$4,625,496		$47,969	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	26	03/12/26	$6,011	$308,071
Euro STOXX 50	84	03/20/26	5,925	147,742
FTSE 100 Index	42	03/20/26	5,872	230,535
				$686,348
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$686,348	$—	$—	$—	$686,348

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,870,288	$—	$—	$—	$1,870,288
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$452,562	$—	$—	$—	$452,562
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Intl Value Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$19,429,082
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$166,152,992	$3,349,879,785	$—	$3,516,032,777
Preferred Stocks	—	40,956,094	—	40,956,094
Rights	24,986	—	—	24,986
Short-Term Securities
Money Market Funds	4,625,496	—	—	4,625,496
	$170,803,474	$3,390,835,879	$—	$3,561,639,353
Derivative Financial Instruments(a)
Assets
Equity Contracts	$147,742	$538,606	$—	$686,348

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
19
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,713,750,275	$12,343,493,254	$3,557,013,857
Investments, at value—affiliated(c)	9,630,460	35,064,044	4,625,496
Cash	—	4,580	562
Foreign currency collateral pledged for futures contracts(d)	822,976	6,551,202	1,082,478
Foreign currency, at value(e)	5,426,224	33,800,969	10,625,910
Receivables:
Investments sold	2,912,999	59,974,184	—
Securities lending income—affiliated	2,400	9,805	2,051
Capital shares sold	—	—	1,492,258
Dividends—unaffiliated	2,300,346	4,755,058	3,110,542
Dividends—affiliated	2,617	7,289	2,865
Tax reclaims	3,269,116	37,796,230	2,918,217
Variation margin on futures contracts	117,352	549,697	155,048
Total assets	3,738,234,765	12,522,006,312	3,581,029,284
LIABILITIES
Bank overdraft	38,807	—	—
Collateral on securities loaned, at value	8,698,851	31,623,553	3,555,704
Payables:
Investments purchased	—	43,370,847	1,181,443
Capital shares redeemed	—	5,855,603	—
Investment advisory fees	941,120	3,563,658	852,013
Professional fees	21,121	4,386	9,517
Total liabilities	9,699,899	84,418,047	5,598,677
Commitments and contingent liabilities
NET ASSETS	$3,728,534,866	$12,437,588,265	$3,575,430,607
NET ASSETS CONSIST OF
Paid-in capital	$2,680,287,274	$9,227,165,554	$2,581,439,079
Accumulated earnings	1,048,247,592	3,210,422,711	993,991,528
NET ASSETS	$3,728,534,866	$12,437,588,265	$3,575,430,607
NET ASSET VALUE
Shares outstanding	73,500,000	260,800,000	88,400,000
Net asset value	$50.73	$47.69	$40.45
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$2,699,569,680	$9,704,603,958	$2,475,381,841
(b) Securities loaned, at value	$7,981,842	$30,332,477	$3,353,927
(c) Investments, at cost—affiliated	$9,630,460	$35,064,044	$4,625,040
(d) Foreign currency collateral pledged, at cost	$810,376	$6,413,226	$1,070,660
(e) Foreign currency, at cost	$5,347,362	$33,405,487	$10,486,074
See notes to financial statements.
Statements of Assets and Liabilities
20

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Value Factor ETF
INVESTMENT INCOME
Dividends—unaffiliated	$31,429,759	$114,786,709	$33,931,839
Dividends—affiliated	31,104	63,634	22,292
Interest—unaffiliated	10,954	76,131	16,310
Securities lending income—affiliated—net	16,947	41,243	25,677
Other income—unaffiliated	2,796	44,645	612
Foreign taxes withheld	(2,723,285)	(7,093,729)	(2,471,187)
Foreign withholding tax claims	42,766	430,398	9,284
Total investment income	28,811,041	108,349,031	31,534,827
EXPENSES
Investment advisory	5,169,316	19,764,013	4,295,378
Professional	13,157	56,111	9,590
Interest expense	330	—	34
Total expenses	5,182,803	19,820,124	4,305,002
Net investment income	23,628,238	88,528,907	27,229,825
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	45,501,012	(27,904,428)	1,932,774
Investments—affiliated	1,609	491	446
Foreign currency transactions	499,313	(405,519)	(604,242)
Futures contracts	1,623,348	7,099,055	1,870,288
In-kind redemptions—unaffiliated(a)	18,310,862	995,099,635	—
	65,936,144	973,889,234	3,199,266
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	467,935,274	907,183,633	628,085,881
Investments—affiliated	—	—	326
Foreign currency translations	418,062	3,183,678	784,425
Futures contracts	156,627	767,846	452,562
	468,509,963	911,135,157	629,323,194
Net realized and unrealized gain	534,446,107	1,885,024,391	632,522,460
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$558,074,345	$1,973,553,298	$659,752,285
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
21
2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Intl Momentum Factor ETF		iShares MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$23,628,238	$58,983,876	$88,528,907	$231,795,052
Net realized gain (loss)	65,936,144	230,121,016	973,889,234	(31,109,195)
Net change in unrealized appreciation (depreciation)	468,509,963	103,136,981	911,135,157	451,918,053
Net increase in net assets resulting from operations	558,074,345	392,241,873	1,973,553,298	652,603,910
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(124,803,675)(b)	(70,358,159)	(133,017,368)(b)	(255,920,278)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	229,978,582	502,752,451	(1,048,782,632)	3,165,152,419
NET ASSETS
Total increase in net assets	663,249,252	824,636,165	791,753,298	3,561,836,051
Beginning of period	3,065,285,614	2,240,649,449	11,645,834,967	8,083,998,916
End of period	$3,728,534,866	$3,065,285,614	$12,437,588,265	$11,645,834,967

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
22

Statements of Changes in Net Assets(continued)

	iShares MSCI Intl Value Factor ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$27,229,825	$75,302,242
Net realized gain	3,199,266	65,683,850
Net change in unrealized appreciation (depreciation)	629,323,194	219,112,236
Net increase in net assets resulting from operations	659,752,285	360,098,328
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(55,969,849)(b)	(84,669,435)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	624,944,426	279,921,180
NET ASSETS
Total increase in net assets	1,228,726,862	555,350,073
Beginning of period	2,346,703,745	1,791,353,672
End of period	$3,575,430,607	$2,346,703,745

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
23
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Intl Momentum Factor ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$44.68	$39.52	$33.73	$30.84	$39.06	$32.99
Net investment income(a)	0.33	0.97 (b)	0.79 (b)	0.91 (b)	0.94	0.43
Net realized and unrealized gain (loss)(c)	7.44	5.30	5.87	2.76	(6.94)	6.09
Net increase (decrease) from investment operations	7.77	6.27	6.66	3.67	(6.00)	6.52
Distributions(d)
From net investment income	(0.60)(e)	(1.11)	(0.87)	(0.78)	(1.11)	(0.45)
From net realized gain	(1.12)	—	—	—	(1.11)	—
Total distributions	(1.72)	(1.11)	(0.87)	(0.78)	(2.22)	(0.45)
Net asset value, end of period	$50.73	$44.68	$39.52	$33.73	$30.84	$39.06
Total Return(f)
Based on net asset value	17.66%(g)	16.16%(b)	19.98%(b)	12.09%(b)	(16.09)%	19.80%
Ratios to Average Net Assets(h)
Total expenses	0.30%(i)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.37%(i)	2.38%(b)	2.20%(b)	2.89%(b)	2.65%	1.16%
Supplemental Data
Net assets, end of period (000)	$3,728,535	$3,065,286	$2,240,649	$1,517,834	$823,407	$831,917
Portfolio turnover rate(j)	36%	109%	70%	101%	100%	104%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024 and July 31, 2023 respectively:
•  Net investment income per share by $0.01 $0.01 and $0.00.
•  Total return by 0.02%, 0.03% and 0.00%.
•  Ratio of net investment income to average net assets by 0.02%, 0.03% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$41.44	$39.55	$36.41	$32.80	$39.29	$30.32
Net investment income(a)	0.30	1.03 (b)	0.95 (b)	0.95	1.00	0.78
Net realized and unrealized gain (loss)(c)	6.40	1.91	3.19	3.45	(6.37)	8.90
Net increase (decrease) from investment operations	6.70	2.94	4.14	4.40	(5.37)	9.68
Distributions from net investment income(d)	(0.45)(e)	(1.05)	(1.00)	(0.79)	(1.12)	(0.71)
Net asset value, end of period	$47.69	$41.44	$39.55	$36.41	$32.80	$39.29
Total Return(f)
Based on net asset value	16.22%(g)	7.50%(b)	11.48%(b)	13.54%	(13.78)%	32.03%
Ratios to Average Net Assets(h)
Total expenses	0.30%(i)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.34%(i)	2.56%(b)	2.55%(b)	2.84%	2.75%	2.18%
Supplemental Data
Net assets, end of period (000)	$12,437,588	$11,645,835	$8,083,999	$6,873,637	$4,021,877	$3,744,470
Portfolio turnover rate(j)	7%	20%	27%	28%	32%	37%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025 and
July 31, 2024 respectively:
•  Net investment income per share by $0.01 and $0.01.
•  Total return by 0.03% and 0.03%.
•  Ratio of net investment income to average net assets by 0.04% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
25
2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Intl Value Factor ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$32.73	$28.57	$26.41	$22.63	$25.69	$19.05
Net investment income(a)	0.35	1.16 (b)	0.99 (b)	1.00 (b)	0.99	0.76
Net realized and unrealized gain (loss)(c)	8.06	4.27	2.43	3.71	(2.99)	6.44
Net increase (decrease) from investment operations	8.41	5.43	3.42	4.71	(2.00)	7.20
Distributions from net investment income(d)	(0.69)(e)	(1.27)	(1.26)	(0.93)	(1.06)	(0.56)
Net asset value, end of period	$40.45	$32.73	$28.57	$26.41	$22.63	$25.69
Total Return(f)
Based on net asset value	25.86%(g)	19.49%(b)	13.34%(b)	21.19%(b)	(8.02)%	37.95%
Ratios to Average Net Assets(h)
Total expenses	0.30%(i)	0.31%	0.30%	0.30%	0.30%	0.30%
Total expenses excluding professional fees for foreign withholding tax claims	0.30%(i)	0.30%	N/A	0.30%	N/A	N/A
Net investment income	1.90%(i)	3.90%(b)	3.72%(b)	4.24%(b)	3.96%	3.18%
Supplemental Data
Net assets, end of period (000)	$3,575,431	$2,346,704	$1,791,354	$1,751,073	$1,407,888	$1,125,168
Portfolio turnover rate(j)	9%	16%	16%	14%	17%	24%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2025, July 31,
2024 and July 31, 2023 respectively:
•  Net investment income per share by $0.03, $0.00 and $0.01.
•  Total return by 0.11%, 0.02% and 0.03%.
•  Ratio of net investment income to average net assets by 0.11%, 0.02% and 0.03%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
MSCI Intl Momentum Factor	Diversified
MSCI Intl Quality Factor	Diversified
MSCI Intl Value Factor	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
27
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI Intl Momentum Factor
BofA Securities, Inc.	$978,159	$(978,159)	$—	$—
Goldman Sachs & Co.	6,124,222	(6,124,222)	—	—
Morgan Stanley	879,461	(879,461)	—	—
	$7,981,842	$(7,981,842)	$—	$—
MSCI Intl Quality Factor
BofA Securities, Inc.	$18,058,706	$(18,058,706)	$—	$—
Goldman Sachs & Co.	7,814,352	(7,814,352)	—	—
Morgan Stanley	4,459,419	(4,459,419)	—	—
	$30,332,477	$(30,332,477)	$—	$—
MSCI Intl Value Factor
BofA Securities, Inc.	$458,685	$(458,685)	$—	$—
HSBC Bank PLC	21,936	(21,936)	—	—
Morgan Stanley	2,873,306	(2,873,306)	—	—
	$3,353,927	$(3,353,927)	$—	$—
29
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
30

Notes to Financial Statements (unaudited) (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
MSCI Intl Momentum Factor	$4,892
MSCI Intl Quality Factor	13,384
MSCI Intl Value Factor	7,284
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Intl Momentum Factor	$302,886,684	$397,259,582	$6,332,287
MSCI Intl Quality Factor	291,703,439	178,596,598	(26,072,659)
MSCI Intl Value Factor	100,566,299	68,832,730	2,502,685
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI Intl Momentum Factor	$1,226,354,378	$1,248,809,601
MSCI Intl Quality Factor	996,692,591	904,212,472
MSCI Intl Value Factor	302,445,822	265,662,993
For the six months ended January 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI Intl Momentum Factor	$201,386,120	$45,585,928
MSCI Intl Quality Factor	1,321,423,637	2,493,358,225
MSCI Intl Value Factor	560,715,673	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
31
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
MSCI Intl Quality Factor	$(338,685,244)
MSCI Intl Value Factor	(31,228,461)
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Intl Momentum Factor	$2,721,541,739	$1,053,972,965	$(51,780,744)	$1,002,192,221
MSCI Intl Quality Factor	9,805,049,530	2,889,422,646	(313,979,045)	2,575,443,601
MSCI Intl Value Factor	2,527,092,953	1,106,151,581	(70,918,833)	1,035,232,748
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/26		Year Ended 07/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Intl Momentum Factor
Shares sold	5,800,000	$275,829,572	13,800,000	$575,329,914
Shares redeemed	(900,000)	(45,850,990)	(1,900,000)	(72,577,463)
	4,900,000	$229,978,582	11,900,000	$502,752,451
MSCI Intl Quality Factor
Shares sold	33,100,000	$1,455,189,801	80,600,000	$3,319,940,552
Shares redeemed	(53,300,000)	(2,503,972,433)	(4,000,000)	(154,788,133)
	(20,200,000)	$(1,048,782,632)	76,600,000	$3,165,152,419
33
2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 01/31/26		Year Ended 07/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI Intl Value Factor
Shares sold	16,700,000	$624,944,426	11,200,000	$344,402,606
Shares redeemed	—	—	(2,200,000)	(64,481,426)
	16,700,000	$624,944,426	9,000,000	$279,921,180
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. FOREIGN WITHHOLDING TAX CLAIMS
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI Intl Momentum Factor ETF,  iShares MSCI Intl Quality Factor ETF and iShares MSCI Intl Value Factor ETF are able to pass through to shareholders as a foreign tax credit in the current year,  each of the Funds will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
34

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
35
2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
36

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Low Carbon Optimized MSCI ACWI ETF | CRBN | NYSE Arca
• iShares MSCI ACWI ETF | ACWI | NASDAQ
• iShares MSCI Kokusai ETF | TOK | NYSE Arca

Schedule of Investments (unaudited)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.3%
ANZ Group Holdings Ltd.	40,681	$1,034,938
Aristocrat Leisure Ltd.	11,705	434,837
ASX Ltd.	2,351	93,580
Brambles Ltd.	53,747	834,299
CAR Group Ltd.	10,601	202,849
Commonwealth Bank of Australia	15,611	1,616,064
Computershare Ltd.	26,892	610,732
CSL Ltd.	6,492	818,056
Goodman Group	45,279	961,892
Macquarie Group Ltd.	2,935	430,740
National Australia Bank Ltd.	28,093	843,897
Northern Star Resources Ltd.	23,511	432,210
Pro Medicus Ltd.	1,216	155,457
Scentre Group	310,142	878,933
Sigma Healthcare Ltd.	102,209	219,018
Sonic Healthcare Ltd.	19,789	316,462
Stockland	13,280	49,689
Telstra Group Ltd.	190,997	648,873
Transurban Group	153,422	1,484,016
Vicinity Ltd.	201,895	344,442
Westpac Banking Corp.	38,867	1,044,321
WiseTech Global Ltd.	2,127	85,222
Xero Ltd.(a)	3,297	214,870
		13,755,397
Austria — 0.1%
Raiffeisen Bank International AG	6,473	326,274
Verbund AG	10,559	774,772
		1,101,046
Belgium — 0.3%
Ageas SA	7,036	499,770
Anheuser-Busch InBev SA	3,307	238,048
Argenx SE(a)	437	367,504
Elia Group SA, Class B	3,935	569,712
Sofina SA	1,754	511,136
UCB SA	1,499	456,783
		2,642,953
Brazil — 0.4%
B3 SA - Brasil Bolsa Balcao	37,139	113,970
Banco Bradesco SA	98,755	343,773
Banco do Brasil SA	167,755	803,911
BB Seguridade Participacoes SA	79,103	560,797
Caixa Seguridade Participacoes S/A	55,504	182,561
Engie Brasil Energia SA	40,773	253,882
Motiva Infraestrutura de Mobilidade SA	92,953	296,023
NU Holdings Ltd./Cayman Islands, Class A(a)	41,958	744,755
Raia Drogasil SA	11,031	51,353
Rede D'Or Sao Luiz SA(b)	32,736	263,679
Telefonica Brasil SA	42,336	300,702
TIM SA/Brazil	17,424	81,181
TOTVS SA	20,576	174,257
XP, Inc., Class A	3,721	72,597
		4,243,441
Canada — 3.4%
Agnico Eagle Mines Ltd.	9,910	1,883,821
Alamos Gold, Inc., Class A	26,400	978,331
AtkinsRealis Group, Inc.	3,078	216,013
Bank of Montreal	5,766	784,962
Bank of Nova Scotia(The)	10,267	767,584
BCE, Inc.	15,660	404,826
Security	Shares	Value
Canada (continued)
Brookfield Renewable Corp.	15,065	$627,427
CAE, Inc.(a)	33,181	1,063,430
Cameco Corp.	2,545	314,768
Canadian Imperial Bank of Commerce	5,505	508,757
Canadian National Railway Co.	6,826	656,657
Canadian Pacific Kansas City Ltd.	8,683	645,462
Celestica, Inc.(a)	329	92,450
CGI, Inc.	1,500	128,557
Constellation Software, Inc.	215	396,788
Dollarama, Inc.	7,972	1,074,330
Element Fleet Management Corp.	32,915	833,964
Enbridge, Inc.	39,744	1,940,134
Fairfax Financial Holdings Ltd.	129	212,889
First Quantum Minerals Ltd.(a)	7,541	213,163
Franco-Nevada Corp.	7,971	1,865,881
Hydro One Ltd.(b)	47,124	1,862,949
Ivanhoe Mines Ltd., Class A(a)(c)	146,284	1,849,969
Manulife Financial Corp.	26,357	1,004,030
Open Text Corp.	2,536	64,776
Pembina Pipeline Corp.	16,026	665,921
Power Corp. of Canada	12,394	625,047
RB Global, Inc.	3,171	359,938
Restaurant Brands International, Inc.	5,133	343,909
Rogers Communications, Inc., Class B, NVS	19,982	754,287
Royal Bank of Canada	17,571	2,925,640
Shopify, Inc., Class A(a)	12,390	1,625,764
Stantec, Inc.	5,248	520,079
Sun Life Financial, Inc.	6,165	388,468
TELUS Corp.	33,375	465,703
Thomson Reuters Corp.(c)	4,693	518,534
TMX Group Ltd.	721	26,618
Toronto-Dominion Bank(The)	18,794	1,756,490
Wheaton Precious Metals Corp.	22,178	2,921,831
WSP Global, Inc.	2,605	503,591
		34,793,738
Chile — 0.1%
Banco de Chile	241,161	53,154
Banco Santander Chile	2,841,021	249,987
Falabella SA	60,302	468,156
		771,297
China — 3.5%
Akeso, Inc.(a)(b)	5,000	70,574
Alibaba Group Holding Ltd.	194,668	4,141,284
Alibaba Health Information Technology Ltd.(a)	246,000	204,029
Anhui Gujing Distillery Co. Ltd., Class B	11,900	124,038
Autohome, Inc., ADR	7,280	160,451
Baidu, Inc., Class A(a)	22,090	423,411
Bank of Beijing Co. Ltd., Class A	223,200	169,952
Bank of Chengdu Co. Ltd., Class A	31,300	72,490
Bank of Jiangsu Co. Ltd., Class A	195,600	284,665
Bank of Nanjing Co. Ltd., Class A	161,000	243,563
Bank of Ningbo Co. Ltd., Class A	26,400	117,387
Bank of Shanghai Co. Ltd., Class A	182,700	242,531
Bank of Suzhou Co. Ltd., Class A	43,500	51,433
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	66,900	46,787
Bilibili, Inc., Class Z(a)	3,540	121,280
BOC Aviation Ltd.(b)	45,300	469,292
Cambricon Technologies Corp. Ltd., Class A(a)	200	36,131
CCOOP Group Co. Ltd., Class A(a)	126,200	44,058
CGN Power Co. Ltd., Class H(b)	1,537,000	640,891

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	$42,755
China CITIC Bank Corp. Ltd., Class H	542,000	504,814
China CITIC Financial Asset Management Co. Ltd., Class H(a)(b)	468,000	52,701
China Construction Bank Corp., Class H	567,000	572,517
China Everbright Bank Co. Ltd., Class A	382,200	182,219
China Galaxy Securities Co. Ltd., Class H	45,795	61,580
China Gold International Resources Corp. Ltd.	20,100	508,951
China International Capital Corp. Ltd., Class H(b)	63,600	172,367
China Life Insurance Co. Ltd., Class H	274,000	1,219,365
China Literature Ltd.(a)(b)	9,000	41,194
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	75,365	101,561
China Merchants Port Holdings Co. Ltd.	258,000	519,250
China Minsheng Banking Corp. Ltd., Class H	787,500	391,839
China National Nuclear Power Co. Ltd., Class A	267,998	331,327
China Oilfield Services Ltd., Class H	392,000	430,823
China Pacific Insurance Group Co. Ltd., Class H	99,000	498,647
China Ruyi Holdings Ltd.(a)	240,000	66,376
China Taiping Insurance Holdings Co. Ltd.	79,200	259,525
China Three Gorges Renewables Group Co. Ltd., Class A	347,200	205,048
China Tower Corp. Ltd., Class H(b)	69,784	100,404
China Yangtze Power Co. Ltd., Class A	254,400	963,427
Chongqing Rural Commercial Bank Co. Ltd., Class H	243,000	181,346
Chow Tai Fook Jewellery Group Ltd.	48,800	89,689
CITIC Securities Co. Ltd., Class H	24,500	91,686
Cosco Shipping Energy Transportation Co. Ltd., Class A	46,400	105,057
Eastroc Beverage Group Co. Ltd., Class A	800	28,749
Far East Horizon Ltd.	518,000	518,167
GF Securities Co. Ltd., Class H	37,000	86,342
Giant Biogene Holding Co. Ltd.(b)	34,000	144,679
Guotai Haitong Securities Co. Ltd., Class H(b)	107,200	228,171
H World Group Ltd., ADR	4,166	197,927
Hansoh Pharmaceutical Group Co. Ltd.(b)	14,000	68,994
Horizon Robotics(a)	66,600	69,937
Hua Hong Semiconductor Ltd.(a)(b)	10,000	147,987
Huatai Securities Co. Ltd., Class H(b)	24,400	58,176
Huaxia Bank Co. Ltd., Class A	174,400	158,852
Hygon Information Technology Co. Ltd., Class A	1,132	42,788
Industrial Bank Co. Ltd., Class A	115,898	311,368
Innovent Biologics, Inc.(a)(b)	9,000	93,421
JD Health International, Inc.(a)(b)	45,750	368,088
Jiangsu Expressway Co. Ltd., Class H	240,000	316,432
Jiangsu Hengli Hydraulic Co. Ltd., Class A	12,500	194,168
Kanzhun Ltd., ADR	9,982	184,867
Kingsoft Corp. Ltd.	3,200	12,277
Kuaishou Technology(b)	29,900	305,491
Kuang-Chi Technologies Co. Ltd., Class A(a)	30,100	205,260
Kweichow Moutai Co. Ltd., Class A	2,200	442,732
Li Auto, Inc., Class A(a)	6,880	57,496
Loongson Technology Corp. Ltd., Class A(a)	4,779	114,476
Luzhou Laojiao Co. Ltd., Class A	10,800	187,241
Meituan, Class B(a)(b)	43,000	531,587
MINISO Group Holding Ltd.	20,800	96,587
NARI Technology Co. Ltd., Class A	105,600	381,305
NetEase, Inc.	23,900	619,729
New China Life Insurance Co. Ltd., Class H	67,100	545,619
New Oriental Education & Technology Group, Inc.	13,900	84,750
Nongfu Spring Co. Ltd., Class H(b)	27,800	170,480
PDD Holdings, Inc., ADR(a)	6,539	660,766
Security	Shares	Value
China (continued)
People's Insurance Co. Group of China Ltd. (The), Class H	367,151	$319,249
Ping An Bank Co. Ltd., Class A	252,800	393,314
Ping An Insurance Group Co. of China Ltd., Class H	228,000	2,114,779
Pop Mart International Group Ltd.(b)	6,600	188,671
Qfin Holdings, Inc.	4,213	65,512
Shanghai International Airport Co. Ltd., Class A	7,800	34,496
Shanghai Pudong Development Bank Co. Ltd., Class A	36,200	52,190
Shanjin International Gold Co. Ltd., Class A	34,800	167,441
Shenzhen Inovance Technology Co. Ltd., Class A	8,300	89,099
Sichuan Chuantou Energy Co. Ltd., Class A	65,900	131,795
Smoore International Holdings Ltd.(b)	113,000	163,178
TAL Education Group, ADR(a)	11,563	146,850
Tencent Holdings Ltd.	74,700	5,741,576
Tencent Music Entertainment Group, ADR	10,465	175,603
Trip.com Group Ltd.	3,750	230,159
UBTech Robotics Corp. Ltd., Class H(a)	12,900	230,268
Wuhan Guide Infrared Co. Ltd., Class A(a)	55,600	132,591
Wuliangye Yibin Co. Ltd., Class A	18,800	283,314
WuXi AppTec Co. Ltd., Class H(b)	7,100	101,033
Wuxi Biologics Cayman, Inc.(a)(b)	38,000	179,829
Xiaomi Corp., Class B(a)(b)	196,400	889,018
XPeng, Inc., Class A(a)	11,100	99,918
XtalPi Holdings Ltd.(a)	43,000	66,421
Zangge Mining Co. Ltd., Class A	13,900	172,226
Zhaojin Mining Industry Co. Ltd., Class H	26,000	114,353
Zhejiang China Commodities City Group Co. Ltd., Class A	22,600	52,165
Zhejiang Expressway Co. Ltd., Class H	366,720	345,967
		35,674,639
Colombia — 0.0%
Interconexion Electrica SA ESP	52,032	426,458
Denmark — 0.3%
Danske Bank A/S	107	5,451
DSV A/S	2,762	776,633
Novo Nordisk A/S, Class B	39,876	2,367,806
Orsted A/S(a)(b)	5,898	132,677
		3,282,567
Egypt — 0.0%
Eastern Co. SAE	322,031	259,381
Finland — 0.1%
Fortum OYJ	9,595	226,656
Kone OYJ, Class B	3,599	258,642
Sampo OYJ, Class A	16,363	182,485
		667,783
France — 2.1%
Aeroports de Paris SA	3,554	469,561
AXA SA	36,485	1,663,682
BNP Paribas SA	10,081	1,090,083
Bureau Veritas SA	4,064	130,830
Capgemini SE	29	4,506
Covivio SA/France	4,627	295,600
Credit Agricole SA	49,058	1,062,421
Dassault Systemes SE	13,157	361,881
Edenred SE	3,424	71,718
EssilorLuxottica SA	4,725	1,444,413
Eurofins Scientific SE	128	10,354
Gecina SA	2,402	220,627
Getlink SE	51,995	1,029,210
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Hermes International SCA	645	$1,551,868
Klepierre SA	26,334	1,014,475
Legrand SA	8,027	1,281,573
L'Oreal SA	3,884	1,784,461
LVMH Moet Hennessy Louis Vuitton SE	2,884	1,861,346
Publicis Groupe SA	1,543	154,220
Sanofi SA	13,904	1,311,476
Schneider Electric SE	10,748	3,081,471
Societe Generale SA	12,754	1,117,626
Unibail-Rodamco-Westfield, New	5,743	634,974
		21,648,376
Germany — 1.8%
Allianz SE, Registered	6,515	2,868,695
Commerzbank AG	10,563	434,189
CTS Eventim AG & Co. KGaA	1,362	114,464
Deutsche Bank AG, Registered	35,744	1,410,497
Deutsche Boerse AG	2,146	543,421
Deutsche Telekom AG, Registered	50,429	1,692,309
Fresenius Medical Care AG	2,199	98,997
Fresenius SE & Co. KGaA	5,261	294,289
Hannover Rueck SE	3,165	894,902
Hensoldt AG(c)	13,321	1,323,343
Infineon Technologies AG	13,669	668,175
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,669	1,011,542
Nemetschek SE	1,359	118,742
Rheinmetall AG	661	1,400,557
SAP SE	12,354	2,467,938
Scout24 SE(b)	8,261	822,475
Siemens AG, Registered	7,656	2,314,639
Vonovia SE	4,062	118,932
		18,598,106
Hong Kong — 0.5%
AIA Group Ltd.	137,800	1,589,864
BOC Hong Kong Holdings Ltd.	40,500	213,272
CK Asset Holdings Ltd.	108,000	632,679
Futu Holdings Ltd., ADR(a)	259	42,106
Henderson Land Development Co. Ltd.	79,000	314,232
HKT Trust & HKT Ltd., Class SS	26,000	38,964
Hong Kong Exchanges & Clearing Ltd.	7,000	385,918
Hongkong Land Holdings Ltd.	54,600	463,274
Link REIT	36,100	165,979
MTR Corp. Ltd.	98,000	433,338
Sands China Ltd.	19,200	41,669
Sino Land Co. Ltd.	248,000	373,217
Sun Hung Kai Properties Ltd.	39,000	626,297
		5,320,809
India — 1.4%
ABB India Ltd.	3,944	239,945
Adani Ports & Special Economic Zone Ltd.	30,025	464,064
Asian Paints Ltd.	8,494	224,295
Avenue Supermarts Ltd.(a)(b)	8,330	334,286
Axis Bank Ltd.	9,231	137,720
Bajaj Finance Ltd.	8,113	82,082
Bajaj Holdings & Investment Ltd.	234	27,489
Bharat Electronics Ltd.	329,526	1,609,888
Bharti Airtel Ltd.	46,521	997,734
Dabur India Ltd.	48,469	267,072
DLF Ltd.	19,691	136,343
Eternal Ltd.(a)	18,763	55,928
Fortis Healthcare Ltd.	20,447	189,521
Security	Shares	Value
India (continued)
FSN E-Commerce Ventures Ltd.(a)	69,907	$180,513
GE Vernova T&D India Ltd.	1,901	66,757
GMR Airports Infrastructure Ltd.(a)	145,899	149,049
Godrej Consumer Products Ltd.	13,156	165,191
HCL Technologies Ltd.	12,715	234,625
HDFC Bank Ltd.	92,628	936,587
Hindustan Unilever Ltd.	30,678	792,031
Hitachi Energy India Ltd.	258	52,952
ICICI Bank Ltd.	54,501	803,488
Indian Hotels Co. Ltd., Class A	11,206	82,205
Info Edge India Ltd.	6,873	93,545
Infosys Ltd.	40,862	730,869
ITC Ltd.	220,241	772,040
Jio Financial Services Ltd.	356	987
Kotak Mahindra Bank Ltd.	37,255	165,339
Kwality Wall S India Ltd. Npv, NVS	30,326	13,253
Mankind Pharma Ltd.	1,210	27,975
Max Healthcare Institute Ltd.	22,755	236,951
Muthoot Finance Ltd.	966	40,254
NHPC Ltd., NVS	513,728	437,442
Oberoi Realty Ltd.	8,666	140,651
One 97 Communications Ltd., NVS(a)	3,359	41,602
Page Industries Ltd.	205	73,581
PI Industries Ltd.	7,225	251,093
Pidilite Industries Ltd.	13,981	217,585
Power Finance Corp. Ltd.	59,458	245,555
Power Grid Corp. of India Ltd.	518,073	1,446,213
Siemens Ltd.	9,110	307,492
Sun Pharmaceutical Industries Ltd.	18,833	326,819
Suzlon Energy Ltd.(a)	119,879	62,249
Tata Consultancy Services Ltd.	12,097	411,396
Trent Ltd.	1,552	63,919
Varun Beverages Ltd.	8,021	41,086
Vodafone Idea Ltd.(a)	978,422	119,151
Wipro Ltd.	62,674	161,711
		14,658,523
Indonesia — 0.1%
Amman Mineral Internasional PT(a)	948,700	426,546
Bank Central Asia Tbk PT	481,500	212,750
Bank Rakyat Indonesia Persero Tbk PT	6,237	1,416
Bumi Resources Minerals Tbk PT(a)	7,358,900	466,932
Chandra Asri Pacific Tbk PT	640,000	246,940
GoTo Gojek Tokopedia Tbk PT(a)	7,919,100	30,445
		1,385,029
Ireland — 0.0%
Bank of Ireland Group PLC	4,909	99,738
Israel — 0.2%
Azrieli Group Ltd.	3,623	485,863
Bank Leumi Le-Israel BM	17,334	416,698
Check Point Software Technologies Ltd.(a)	1,308	234,799
CyberArk Software Ltd.(a)	360	155,099
Nice Ltd.(a)	692	73,195
Nova Ltd.(a)	927	452,510
Phoenix Financial Ltd.	2,509	121,781
Teva Pharmaceutical Industries Ltd., ADR(a)	16,614	566,205
Wix.com Ltd.(a)	151	13,113
		2,519,263
Italy — 0.9%
Banca Mediolanum SpA	12,670	297,216
Banca Monte dei Paschi di Siena SpA	37,426	388,250

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Banco BPM SpA	1,958	$29,349
BPER Banca SpA	5,479	77,163
Davide Campari-Milano NV	13,056	93,053
Ferrari NV	3,885	1,295,826
FinecoBank Banca Fineco SpA	1,703	45,147
Generali	5,628	229,568
Intesa Sanpaolo SpA	138,194	978,328
Moncler SpA	298	17,363
Nexi SpA(b)	42,445	181,217
Poste Italiane SpA(b)	32,468	855,147
Tenaris SA, NVS	75,209	1,670,613
Terna - Rete Elettrica Nazionale	143,222	1,551,998
UniCredit SpA	19,266	1,678,955
		9,389,193
Japan — 5.1%
Advantest Corp.	11,300	1,868,867
Asics Corp.	3,800	91,476
Bandai Namco Holdings, Inc.	4,800	124,554
Capcom Co. Ltd.	5,600	142,738
Central Japan Railway Co.	42,000	1,171,719
Chiba Bank Ltd.(The)	33,000	446,778
Chugai Pharmaceutical Co. Ltd.	9,300	531,222
Dai-ichi Life Holdings, Inc.	64,500	567,222
Daiichi Sankyo Co. Ltd.	18,000	329,753
Daiwa Securities Group, Inc.	114,200	1,112,808
Disco Corp.	1,800	767,251
East Japan Railway Co.	18,600	466,939
FANUC Corp.	31,300	1,256,838
Fast Retailing Co. Ltd.	3,000	1,144,599
Hoya Corp.	5,000	838,779
Hulic Co. Ltd.	37,200	443,309
Japan Exchange Group, Inc.	38,500	420,120
Japan Post Bank Co. Ltd.	104,700	1,860,247
Japan Post Holdings Co. Ltd.	148,000	1,780,856
Japan Post Insurance Co. Ltd.	4,300	133,180
Japan Tobacco, Inc.	38,900	1,405,911
KDDI Corp.	30,000	506,519
Keyence Corp.	5,100	1,870,988
Konami Group Corp.	2,100	306,649
Lasertec Corp.	1,800	413,527
M3, Inc.	18,500	228,272
Makita Corp.	10,300	357,879
Mitsubishi Estate Co. Ltd.	29,600	754,383
Mitsubishi HC Capital, Inc.	186,200	1,624,956
Mitsubishi UFJ Financial Group, Inc.	182,800	3,310,573
Mitsui Fudosan Co. Ltd.	49,300	565,318
Mizuho Financial Group, Inc.	45,400	1,971,173
MS&AD Insurance Group Holdings, Inc.	32,700	833,116
Murata Manufacturing Co. Ltd.	21,300	432,721
NEC Corp.	24,100	816,981
Nexon Co. Ltd.	11,600	277,521
Nintendo Co. Ltd.	13,600	842,187
Nippon Building Fund, Inc.	79	73,279
Nomura Holdings, Inc.	197,200	1,787,093
Nomura Research Institute Ltd.	3,000	91,261
Oriental Land Co. Ltd./Japan	25,700	449,915
ORIX Corp.	57,500	1,752,335
Rakuten Group, Inc.(a)	55,000	329,764
Recruit Holdings Co. Ltd.	17,600	927,058
Renesas Electronics Corp.	21,800	362,435
Resona Holdings, Inc.	32,600	380,120
Sanrio Co. Ltd.	3,100	95,909
Security	Shares	Value
Japan (continued)
SBI Holdings, Inc.	28,700	$649,022
Secom Co. Ltd.	3,700	135,544
Seibu Holdings, Inc.	6,500	172,225
Shionogi & Co. Ltd.	31,600	650,618
SMC Corp.	2,800	1,088,560
SoftBank Corp.	328,100	445,973
SoftBank Group Corp.	52,600	1,436,369
Sompo Holdings, Inc.	28,300	975,912
Sony Group Corp.	87,400	1,926,987
Sumitomo Mitsui Financial Group, Inc.	65,100	2,290,898
Sumitomo Mitsui Trust Group, Inc.	700	23,379
Sumitomo Realty & Development Co. Ltd.	40,800	1,136,157
Sysmex Corp.	17,700	167,482
Takeda Pharmaceutical Co. Ltd.	18,275	622,076
Tokio Marine Holdings, Inc.	36,000	1,341,811
Tokyo Electron Ltd.	3,000	799,377
Tokyo Metro Co. Ltd.	24,300	259,471
Yokohama Financial Group, Inc.	24,800	225,872
		52,614,831
Kuwait — 0.0%
Mabanee Co. KPSC	33,418	109,362
National Bank of Kuwait SAKP	46,420	143,827
		253,189
Malaysia — 0.0%
IHH Healthcare Bhd	159,100	361,232
Mexico — 0.4%
America Movil SAB de CV, Series B, Class B	250,366	258,016
Fibra Uno Administracion SA de CV	444,608	691,488
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	17,646	256,824
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,128	497,721
Grupo Aeroportuario del Sureste SAB de CV, Class B	15,521	536,974
Grupo Financiero Banorte SAB de CV, Class O	20,067	226,862
Grupo Mexico SAB de CV, Series B, Class B	35,507	394,262
Prologis Property Mexico SA de CV	63,956	293,870
Promotora y Operadora de Infraestructura SAB de CV	33,545	524,520
		3,680,537
Netherlands — 1.3%
ABN AMRO Bank NV, CVA(b)	19,726	726,770
Adyen NV(a)(b)	257	381,091
AerCap Holdings NV	11,788	1,693,464
ASM International NV	110	92,382
ASML Holding NV	4,269	6,121,341
BE Semiconductor Industries NV	1,314	255,761
ING Groep NV	13,058	385,092
InPost SA(a)	18,215	285,498
Koninklijke KPN NV	55,171	270,201
NN Group NV	11,559	916,250
Prosus NV	26,284	1,511,363
Wolters Kluwer NV	4,069	382,091
		13,021,304
New Zealand — 0.0%
Auckland International Airport Ltd.	92,117	458,130
Norway — 0.5%
DNB Bank ASA	60,798	1,743,281
Gjensidige Forsikring ASA	19,347	550,665
Kongsberg Gruppen ASA	14,507	498,331
Mowi ASA	31,807	733,218
Salmar ASA	10,877	647,948
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Telenor ASA	74,398	$1,251,490
		5,424,933
Peru — 0.3%
Southern Copper Corp.	14,425	2,745,366
Philippines — 0.0%
International Container Terminal Services, Inc.	26,210	287,077
Poland — 0.2%
Allegro.eu SA (a)(b)	28,772	236,358
CD Projekt SA	1,883	137,452
Powszechna Kasa Oszczednosci Bank Polski SA	17,829	463,748
Powszechny Zaklad Ubezpieczen SA	44,741	880,338
Zabka Group SA(a)	13,976	84,961
		1,802,857
Portugal — 0.1%
EDP Renovaveis SA	44,696	678,994
EDP SA	8,923	45,627
		724,621
Qatar — 0.1%
Barwa Real Estate Co.	458,751	344,752
Commercial Bank PSQC(The)	261,884	341,327
Mesaieed Petrochemical Holding Co.	1,228,030	368,772
Qatar Islamic Bank QPSC	6,597	45,265
Qatar National Bank QPSC	54,090	294,425
		1,394,541
Russia — 0.0%
Alrosa PJSC(a)(d)	184,910	24
Mobile TeleSystems PJSC(a)(d)	73,304	10
Moscow Exchange MICEX-RTS PJSC(a)(d)	152,460	20
Ozon Holdings PLC, ADR(a)(d)	5,270	1
Polyus PJSC(a)(d)	14,300	—
Sberbank of Russia PJSC(a)(d)	292,860	38
TCS Group Holding PLC, GDR(a)(d)(e)	4,185	1
United Co. RUSAL International PJSC(a)(d)	509,950	67
VK IPJSC(a)(d)(e)	22,940	3
VTB Bank PJSC(a)(d)	4,498	—
		164
Saudi Arabia — 0.6%
Ades Holding Co.	74,211	380,241
Al Rajhi Bank	33,287	950,553
Alinma Bank	25,834	196,230
Arabian Internet & Communications Services Co.	1,097	68,557
Dallah Healthcare Co.	6,236	205,670
Dar Al Arkan Real Estate Development Co.(a)	35,305	175,985
Dr Sulaiman Al Habib Medical Services Group Co.	12,369	862,701
Elm Co.	1,210	250,264
Jabal Omar Development Co.(a)	98,336	432,582
Makkah Construction & Development Co.	8,196	197,541
Mouwasat Medical Services Co.	21,479	398,685
SAL Saudi Logistics Services	5,933	285,185
Saudi National Bank(The)	39,522	472,700
Saudi Research & Media Group(a)	247	7,884
Saudi Telecom Co.	70,984	842,636
		5,727,414
Singapore — 0.4%
CapitaLand Ascendas REIT	335,802	751,477
CapitaLand Integrated Commercial Trust	419,235	787,073
DBS Group Holdings Ltd.	3,000	139,447
Grab Holdings Ltd., Class A(a)	73,202	314,769
Keppel Ltd.	155,600	1,338,599
Security	Shares	Value
Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	5,900	$98,468
Sea Ltd., ADR(a)	4,388	511,158
Singapore Telecommunications Ltd.	185,800	670,495
United Overseas Bank Ltd.	100	3,014
		4,614,500
South Africa — 0.3%
Capitec Bank Holdings Ltd.	318	85,381
FirstRand Ltd.	77,618	442,722
MTN Group Ltd.	11,507	127,780
Naspers Ltd., Class N	16,175	990,318
NEPI Rockcastle NV	102,262	934,515
Reinet Investments SCA	3,824	131,449
		2,712,165
South Korea — 1.7%
Alteogen, Inc.(a)	577	165,004
Celltrion, Inc.	2,332	339,390
Hana Financial Group, Inc.	8,342	579,620
Hanjin Kal Corp.	2,712	211,765
Hanmi Semiconductor Co. Ltd.	375	54,246
Hanwha Systems Co. Ltd.	5,197	340,112
HD Hyundai Electric Co. Ltd.	331	202,785
HLB, Inc.(a)	5,108	195,914
Industrial Bank of Korea	51,943	798,047
Kakao Corp.	7,143	303,608
KakaoBank Corp.	14,892	236,224
KB Financial Group, Inc.	6,480	606,523
Korea Investment Holdings Co. Ltd.	3,625	542,281
Krafton, Inc.(a)	880	154,489
KT&G Corp.	2,284	244,204
Meritz Financial Group, Inc.	1,467	118,615
Mirae Asset Securities Co. Ltd.	16,716	495,555
NAVER Corp.	2,695	512,270
NH Investment & Securities Co. Ltd., Class C	17,683	331,527
Samsung Biologics Co. Ltd.(a)(b)	109	131,727
Samsung Electronics Co. Ltd.	38,307	4,231,955
Samsung Fire & Marine Insurance Co. Ltd.	235	81,794
Samsung Life Insurance Co. Ltd.	2,785	362,622
Shinhan Financial Group Co. Ltd.	9,393	548,962
SK Hynix, Inc.	5,261	3,284,848
SK Square Co. Ltd.(a)	4,095	1,602,992
Woori Financial Group, Inc.	40,016	837,089
		17,514,168
Spain — 0.9%
Aena SME SA(b)	47,197	1,465,823
Amadeus IT Group SA	18,087	1,212,673
Banco Bilbao Vizcaya Argentaria SA	54,707	1,388,663
Banco de Sabadell SA	18,093	70,975
Banco Santander SA	221,799	2,831,943
Ferrovial SE	16,330	1,103,010
Iberdrola SA	5,325	119,721
Iberdrola SA, NVS	72	1,619
Industria de Diseno Textil SA	16,631	1,082,181
Redeia Corp. SA	9,559	165,198
		9,441,806
Sweden — 0.9%
Alfa Laval AB	3,257	188,653
Atlas Copco AB, Class A	25,182	519,308
Atlas Copco AB, Class B	94,247	1,695,283
Evolution AB(b)	2,873	186,633
Hexagon AB, Class B	35,783	403,455
Industrivarden AB, Class C	20,226	1,012,596

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Investment AB Latour, Class B	2,009	$50,029
Investor AB, Class B	56,234	2,168,363
Nordea Bank Abp	60,204	1,163,165
Spotify Technology SA(a)	1,798	899,629
Svenska Handelsbanken AB, Class A	37,326	588,446
Swedbank AB, Class A	3,435	133,554
		9,009,114
Switzerland — 2.1%
ABB Ltd., Registered	30,426	2,619,618
Alcon AG	7,586	614,028
Belimo Holding AG, Registered	555	607,046
Cie Financiere Richemont SA, Class A, Registered	8,162	1,584,322
EMS-Chemie Holding AG, Registered	226	175,708
Galderma Group AG	2,396	446,612
Geberit AG, Registered	890	679,595
Givaudan SA, Registered	344	1,329,728
Julius Baer Group Ltd.	2,558	213,670
Lonza Group AG, Registered	757	514,344
Novartis AG, Registered	24,472	3,630,905
Roche Holding AG, NVS	7,980	3,628,822
Sandoz Group AG	2,962	234,667
SGS SA	4,079	490,946
Straumann Holding AG	2,141	257,497
Swiss Prime Site AG, Registered	2,505	426,453
Swisscom AG, Registered	505	414,646
UBS Group AG, Registered	41,575	1,967,137
VAT Group AG(b)	1,362	880,760
Zurich Insurance Group AG	896	637,434
		21,353,938
Taiwan — 2.6%
Accton Technology Corp.	2,000	69,926
Advantech Co. Ltd.	10,000	94,372
Airtac International Group	15,000	542,859
Alchip Technologies Ltd.	1,000	98,179
Asia Vital Components Co. Ltd.	3,000	136,297
ASPEED Technology, Inc.	1,000	279,656
Bizlink Holding, Inc.	1,000	40,611
Caliway Biopharmaceuticals Co. Ltd.(a)	34,000	177,723
Catcher Technology Co. Ltd.	47,000	300,172
Cathay Financial Holding Co. Ltd.	563,103	1,341,583
Chailease Holding Co. Ltd.	96,237	317,181
Chroma ATE, Inc.	14,000	429,889
Chunghwa Telecom Co. Ltd.	118,000	500,372
CTBC Financial Holding Co. Ltd.	182,400	293,873
Delta Electronics, Inc.	24,000	915,896
E Ink Holdings, Inc.	56,000	311,313
Elite Material Co. Ltd.	3,000	162,728
eMemory Technology, Inc.	1,000	57,595
Fortune Electric Co. Ltd.	3,450	105,299
Fubon Financial Holding Co. Ltd.	219,431	630,114
Global Unichip Corp.	2,000	164,094
International Games System Co. Ltd., Class C	3,000	68,128
Jentech Precision Industrial Co. Ltd.	2,000	177,201
KGI Financial Holding Co. Ltd.	968,037	553,529
King Slide Works Co. Ltd.	3,000	295,335
Largan Precision Co. Ltd.	7,000	533,521
Lotes Co. Ltd.	6,000	270,224
MediaTek, Inc.	19,000	1,053,940
Taiwan High Speed Rail Corp.	421,000	365,354
Taiwan Semiconductor Manufacturing Co. Ltd.	282,000	15,593,445
Yageo Corp.	40,116	350,228
Security	Shares	Value
Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	209,500	$285,387
		26,516,024
Thailand — 0.1%
Airports of Thailand PCL, NVDR	221,600	353,763
Delta Electronics Thailand PCL, NVDR	59,200	383,035
		736,798
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	211,542	1,480,244
United Arab Emirates — 0.2%
ADNOC Drilling Co. PJSC	574,563	833,879
Emaar Development PJSC	8,829	41,350
Emaar Properties PJSC	121,597	497,416
Multiply Group PJSC(a)	526,559	323,602
		1,696,247
United Kingdom — 2.8%
3i Group PLC	19,649	902,658
Antofagasta PLC	28,651	1,419,701
Ashtead Group PLC	21,578	1,389,185
AstraZeneca PLC	15,719	2,928,672
Auto Trader Group PLC(b)	4,927	36,319
Barclays PLC	281,752	1,880,432
British American Tobacco PLC	45,346	2,739,516
BT Group PLC	57,007	149,844
Diageo PLC	33,499	770,822
Experian PLC	15,427	584,294
GSK PLC	31,529	815,392
Haleon PLC	63,028	329,630
HSBC Holdings PLC	202,032	3,564,031
Imperial Brands PLC	2,164	91,143
Informa PLC	90,636	1,093,779
Intertek Group PLC	620	38,036
Land Securities Group PLC	29,641	264,559
Lloyds Banking Group PLC	772,885	1,154,075
London Stock Exchange Group PLC	4,087	455,872
NatWest Group PLC, NVS	137,106	1,249,691
Next PLC	1,160	210,608
Pearson PLC	15,074	198,268
Prudential PLC	49,619	815,004
RELX PLC	29,375	1,041,403
Segro PLC	3,005	31,308
Severn Trent PLC	33,643	1,351,297
Smiths Group PLC	7,746	266,012
Spirax Group PLC	120	11,957
Standard Chartered PLC	28,780	736,377
United Utilities Group PLC	107,559	1,842,006
Vodafone Group PLC	30,353	44,702
Whitbread PLC	10,020	374,031
		28,780,624
United States — 62.4%
Abbott Laboratories	8,267	903,583
AbbVie, Inc.	20,677	4,611,178
Accenture PLC, Class A	6,124	1,614,531
Adobe, Inc.(a)	4,586	1,344,844
Advanced Micro Devices, Inc.(a)	17,839	4,223,026
AECOM	250	24,108
Affirm Holdings, Inc.(a)	1,969	118,731
Aflac, Inc.	11,802	1,309,432
Agilent Technologies, Inc.	3,197	427,918
Airbnb, Inc., Class A(a)	8,516	1,101,715
Alexandria Real Estate Equities, Inc.	2,294	125,344
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Allegion PLC	24	$3,969
Allstate Corp.(The)	630	125,364
Alnylam Pharmaceuticals, Inc.(a)	1,560	527,374
Alphabet, Inc., Class A	66,416	22,448,608
Alphabet, Inc., Class C, NVS	48,693	16,484,041
Altria Group, Inc.	46,331	2,872,059
Amazon.com, Inc.(a)	105,147	25,161,677
American Express Co.	6,421	2,261,284
American Homes 4 Rent LP, Class A	5,760	180,403
American International Group, Inc.	19,209	1,438,370
American Tower Corp.	4,752	851,939
American Water Works Co., Inc.	15,711	2,028,761
Ameriprise Financial, Inc.	591	311,569
AMETEK, Inc.	9,567	2,142,817
Amgen, Inc.	7,117	2,433,160
Amphenol Corp., Class A	19,328	2,784,778
Analog Devices, Inc.	7,304	2,270,668
Annaly Capital Management, Inc.	42,363	974,773
Aon PLC, Class A	2,510	877,596
Apollo Global Management, Inc.	4,754	639,603
Apple, Inc.	161,698	41,957,397
Applied Materials, Inc.	6,933	2,234,645
AppLovin Corp., Class A(a)	2,629	1,243,806
Arch Capital Group Ltd.(a)	3,205	307,808
Ares Management Corp., Class A	352	52,684
Arista Networks, Inc.(a)	13,361	1,893,788
Arthur J Gallagher & Co.	2,113	526,919
Astera Labs, Inc.(a)	2,252	339,196
AT&T, Inc.	114,080	2,990,037
Atlassian Corp., Class A(a)	543	64,172
Autodesk, Inc.(a)	2,097	530,268
Automatic Data Processing, Inc.	8,785	2,168,314
AvalonBay Communities, Inc.	2,708	481,130
Axon Enterprise, Inc.(a)	2,672	1,292,126
Baker Hughes Co., Class A	31,411	1,760,272
Bank of America Corp.	83,093	4,420,548
Bank of New York Mellon Corp.(The)	12,569	1,507,274
Baxter International, Inc.	5,211	104,585
Becton Dickinson & Co.	4,702	956,763
Bentley Systems, Inc., Class B	3,241	113,824
Berkshire Hathaway, Inc., Class B(a)	9,465	4,548,216
Biogen, Inc.(a)	1,710	307,612
BlackRock, Inc.(f)	1,664	1,861,916
Blackstone, Inc., NVS	5,916	842,557
Block, Inc.(a)	4,959	299,672
Booking Holdings, Inc.	315	1,575,580
Boston Scientific Corp.(a)	11,424	1,068,487
Bristol-Myers Squibb Co.	35,337	1,945,302
Broadcom, Inc.	49,013	16,238,007
Broadridge Financial Solutions, Inc.	3,774	743,893
Brown-Forman Corp., Class B, NVS	13,401	366,785
BXP, Inc.	18	1,164
Cadence Design Systems, Inc.(a)	3,072	910,418
Capital One Financial Corp.	4,786	1,047,799
Carlyle Group, Inc.(The)	2,472	145,304
Carvana Co., Class A(a)	1,133	454,458
Cboe Global Markets, Inc.	1,054	279,373
CDW Corp.	639	80,763
Charles Schwab Corp.(The)	22,434	2,331,341
Charter Communications, Inc., Class A(a)	2,324	479,023
Cheniere Energy, Inc.	2,078	439,539
Chipotle Mexican Grill, Inc., Class A(a)	22,222	863,769
Security	Shares	Value
United States (continued)
Chubb Ltd.	6,199	$1,918,962
Church & Dwight Co., Inc.	8,194	788,672
Ciena Corp.(a)	861	216,808
Cintas Corp.	6,365	1,218,197
Cisco Systems, Inc.	53,262	4,171,480
Citigroup, Inc.	28,255	3,269,386
Cloudflare, Inc., Class A(a)	2,108	373,854
CME Group, Inc.	6,726	1,944,218
Coca-Cola Co.(The)	65,664	4,912,324
Cognizant Technology Solutions Corp., Class A	2,521	206,873
Coinbase Global, Inc., Class A(a)	2,266	441,281
Colgate-Palmolive Co.	12,864	1,161,491
Comcast Corp., Class A	79,552	2,366,672
Comfort Systems USA, Inc.	564	644,144
Constellation Brands, Inc., Class A	4,020	629,934
Constellation Energy Corp.	3,057	858,039
Cooper Companies, Inc. (The)(a)	7,628	620,767
Copart, Inc.(a)	17,706	718,509
Corning, Inc.	1,747	180,378
Corpay, Inc.(a)	1,063	334,452
Corteva, Inc.	17,842	1,298,898
CoStar Group, Inc.(a)	5,588	343,662
Costco Wholesale Corp.	3,375	3,173,344
Credo Technology Group Holding Ltd.(a)	2,098	262,837
Crowdstrike Holdings, Inc., Class A(a)	2,546	1,123,817
Crown Castle, Inc.	6,871	596,472
CSX Corp.	28,881	1,090,547
CVS Health Corp.	419	31,224
Danaher Corp.	8,269	1,810,001
Darden Restaurants, Inc.	1,577	314,375
Datadog, Inc., Class A(a)	2,199	284,375
Deere & Co.	627	331,056
Dexcom, Inc.(a)	1,348	98,458
Digital Realty Trust, Inc.	3,570	592,441
DocuSign, Inc., Class A(a)	381	20,018
Dollar Tree, Inc.(a)	3,144	369,703
DoorDash, Inc., Class A(a)	5,973	1,222,195
DR Horton, Inc.	440	65,490
DraftKings, Inc., Class A (a)	3,979	109,462
Eaton Corp. PLC	4,927	1,731,446
eBay, Inc.	8,081	737,149
EchoStar Corp., Class A(a)(c)	1,563	176,963
Ecolab, Inc.	6,697	1,888,487
Edison International	23,074	1,437,049
Edwards Lifesciences Corp.(a)	2,026	164,835
Electronic Arts, Inc.	4,497	917,028
Elevance Health, Inc.	2,948	1,019,242
Eli Lilly & Co.	8,635	8,955,790
Emerson Electric Co.	9,745	1,432,125
Entegris, Inc.	752	88,789
Equifax, Inc.	2,885	581,039
Equinix, Inc.	1,204	988,400
Equitable Holdings, Inc.	12,930	599,952
Equity LifeStyle Properties, Inc.	662	41,819
Equity Residential	2,036	126,884
Essential Utilities, Inc.	4,193	162,646
Essex Property Trust, Inc.	141	35,514
Estee Lauder Companies, Inc. (The), Class A	3,236	373,046
Eversource Energy	11,098	767,205
Exelon Corp.	31,132	1,394,091
Expedia Group, Inc.	2,379	630,054
Extra Space Storage, Inc.	211	29,112

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
F5, Inc.(a)	2,654	$731,469
Fair Isaac Corp.(a)	207	302,876
Fastenal Co.	24,609	1,067,046
Fidelity National Financial, Inc.	4,128	224,522
Fidelity National Information Services, Inc.	13,413	741,068
First Solar, Inc.(a)	1,427	321,817
Fiserv, Inc.(a)	20,486	1,305,573
Flutter Entertainment PLC, Class DI(a)(c)	1,396	230,549
Fortinet, Inc.(a)	5,098	414,263
Fortive Corp.	25,508	1,347,077
Fox Corp., Class A, NVS	5,632	409,897
Freeport-McMoRan, Inc.	26,890	1,619,585
Gaming and Leisure Properties, Inc.	16,609	743,253
Garmin Ltd.	4,863	980,575
Gartner, Inc.(a)	443	92,857
Gen Digital, Inc.	20,340	487,957
Gilead Sciences, Inc.	16,864	2,393,845
Global Payments, Inc.	10,321	740,429
GoDaddy, Inc., Class A(a)	1,561	156,912
Goldman Sachs Group, Inc.(The)	3,704	3,464,759
Graco, Inc.	33,492	2,924,856
Halliburton Co.	159,995	5,363,032
Hartford Insurance Group, Inc.(The)	1,643	221,904
HCA Healthcare, Inc.	2,173	1,061,011
Hilton Worldwide Holdings, Inc.	4,502	1,343,892
Home Depot, Inc.(The)	12,391	4,641,545
Hubbell, Inc., Class B	2,616	1,276,451
IDEX Corp.	11,660	2,315,093
IDEXX Laboratories, Inc.(a)	1,481	992,951
Illinois Tool Works, Inc.	1,250	326,575
Illumina, Inc.(a)	629	91,085
Ingersoll Rand, Inc.	24,110	2,075,630
Insmed, Inc.(a)	1,978	310,289
Insulet Corp.(a)	301	76,999
Intel Corp.(a)	48,720	2,264,018
Interactive Brokers Group, Inc., Class A	3,324	248,901
Intercontinental Exchange, Inc.	7,391	1,284,408
International Business Machines Corp.	10,841	3,324,935
Intuit, Inc.	3,297	1,644,939
Intuitive Surgical, Inc.(a)	4,354	2,195,374
Invitation Homes, Inc.	5,886	157,333
IonQ, Inc.(a)(c)	6,466	258,511
IQVIA Holdings, Inc.(a)	2,138	492,061
Iron Mountain, Inc.	2,322	213,926
Jack Henry & Associates, Inc.	1,290	231,181
Jacobs Solutions, Inc., NVS	3,865	522,780
Johnson & Johnson	33,733	7,665,824
JPMorgan Chase & Co.	31,293	9,572,216
Kenvue, Inc.	39,779	692,155
Keurig Dr Pepper, Inc.	11,412	313,145
Keysight Technologies, Inc.(a)	4,200	908,586
Kimco Realty Corp.	5,756	121,336
Kinder Morgan, Inc.	64,288	1,960,141
KKR & Co., Inc.	5,600	639,856
KLA Corp.	2,171	3,100,058
L3Harris Technologies, Inc.	5,749	1,971,045
Labcorp Holdings, Inc.	2,419	656,807
Lam Research Corp.	13,657	3,188,363
Las Vegas Sands Corp.	7,786	410,556
Leidos Holdings, Inc.	1,280	240,998
Liberty Media Corp./Liberty Formula One, Class C, NVS(a)	6,516	567,022
Security	Shares	Value
United States (continued)
Linde PLC	114	$52,095
Lowe's Companies, Inc.	5,986	1,598,621
Lululemon Athletica, Inc.(a)	1,612	281,294
Marriott International, Inc./MD, Class A	1,885	594,340
Marsh & McLennan Companies, Inc.	5,003	941,515
Marvell Technology, Inc.	12,044	950,512
Mastercard, Inc., Class A	9,715	5,234,345
McDonald's Corp.	12,509	3,940,335
Medtronic PLC	8,851	911,299
MercadoLibre, Inc.(a)	662	1,421,837
Merck & Co., Inc.	32,482	3,581,790
Meta Platforms, Inc., Class A	23,224	16,639,996
MetLife, Inc.	12,651	997,911
Mettler-Toledo International, Inc.(a)	127	174,401
Microchip Technology, Inc.	7,733	587,089
Micron Technology, Inc.	12,997	5,392,195
Microsoft Corp.	77,064	33,159,869
Mid-America Apartment Communities, Inc.	313	42,036
MongoDB, Inc., Class A(a)	413	153,359
Monolithic Power Systems, Inc.	571	641,890
Monster Beverage Corp.(a)	14,462	1,167,951
Moody's Corp.	1,056	544,431
Morgan Stanley	13,033	2,382,432
Motorola Solutions, Inc.	2,890	1,163,341
Natera, Inc.(a)(c)	1,594	368,437
NetApp, Inc.	3,759	362,180
Netflix, Inc.(a)	48,013	4,008,605
Newmont Corp.	5,310	596,578
NextEra Energy, Inc.	18,150	1,595,385
Nordson Corp.	272	74,672
Norfolk Southern Corp.	3,358	977,984
Northern Trust Corp.	2,592	387,323
Nutanix, Inc., Class A(a)	160	6,293
Nvidia Corp.	261,173	49,917,995
NXP Semiconductors NV	2,977	673,219
Okta, Inc.(a)	1,541	130,184
Old Dominion Freight Line, Inc.	1,556	269,499
Omnicom Group, Inc.	3,604	277,652
ONEOK, Inc.	7,542	597,251
Oracle Corp.	19,101	3,143,643
Otis Worldwide Corp.	10,069	860,094
Palantir Technologies, Inc., Class A(a)	24,801	3,635,579
Palo Alto Networks, Inc.(a)	6,804	1,204,104
Parker-Hannifin Corp.	732	685,035
Paychex, Inc.	10,868	1,120,817
Paycom Software, Inc.	1,898	255,756
PayPal Holdings, Inc.	12,926	681,071
Pentair PLC	5,487	578,165
PepsiCo, Inc.	6,613	1,015,955
Pfizer, Inc.	89,117	2,356,253
PG&E Corp.	11,822	182,295
Philip Morris International, Inc.	24,150	4,333,476
Pinterest, Inc., Class A(a)	2,418	53,510
PNC Financial Services Group, Inc.(The)	5,309	1,185,500
Principal Financial Group, Inc.	678	64,220
Procter & Gamble Co.(The)	33,549	5,091,732
Progressive Corp.(The)	4,573	951,184
Prologis, Inc.	11,055	1,443,341
Prudential Financial, Inc.	6,484	720,437
PTC, Inc.(a)	3,092	482,754
Public Storage	2,717	750,408
Pure Storage, Inc., Class A(a)	6,221	432,608
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
QUALCOMM, Inc.	13,632	$2,066,475
Quanta Services, Inc.	1,566	743,271
Quest Diagnostics, Inc.	4,837	904,664
Realty Income Corp.	11,321	692,392
Reddit, Inc., Class A(a)	699	126,009
Regency Centers Corp.	5,513	401,732
Regeneron Pharmaceuticals, Inc.	1,054	781,488
Reliance, Inc.	5,477	1,804,671
ResMed, Inc.	433	111,848
Rivian Automotive, Inc., Class A(a)	21,337	314,721
Robinhood Markets, Inc., Class A(a)	8,022	798,029
ROBLOX Corp., Class A(a)	8,301	545,874
Rocket Lab Corp.(a)(c)	13,857	1,109,530
Rockwell Automation, Inc.	1,375	579,769
Rollins, Inc.	2,823	178,809
Roper Technologies, Inc.	2,310	857,541
Royal Caribbean Cruises Ltd.	2,308	749,292
Royalty Pharma PLC, Class A	25,931	1,080,804
S&P Global, Inc.	2,891	1,525,841
Salesforce, Inc.	10,052	2,133,939
SBA Communications Corp., Class A	1,619	298,074
Seagate Technology Holdings PLC	2,869	1,169,663
ServiceNow, Inc.(a)	8,335	975,278
Sherwin-Williams Co.(The)	3,633	1,288,407
Simon Property Group, Inc.	7,492	1,433,295
Snap, Inc., Class A, NVS(a)	656	4,546
Snap-on, Inc.	2,239	819,720
Snowflake, Inc.(a)(c)	3,627	698,923
SoFi Technologies, Inc.(a)	13,215	301,434
SS&C Technologies Holdings, Inc.	15,526	1,271,424
Starbucks Corp.	14,983	1,377,687
State Street Corp.	7,327	958,811
STERIS PLC	2,956	776,246
Strategy, Inc., Class A(a)	3,514	526,081
Stryker Corp.	2,664	984,508
Sun Communities, Inc.	323	41,160
Super Micro Computer, Inc.(a)	6,914	201,267
Synchrony Financial	7,069	513,421
Synopsys, Inc.(a)	2,586	1,202,787
T Rowe Price Group, Inc.	3,372	356,353
Take-Two Interactive Software, Inc.(a)	3,404	749,901
TE Connectivity PLC, NVS	7,597	1,692,460
Teradyne, Inc.	3,279	790,403
Tesla, Inc.(a)	31,821	13,696,077
Texas Instruments, Inc.	11,399	2,457,054
Texas Pacific Land Corp.(c)	6,379	2,222,188
Thermo Fisher Scientific, Inc.	3,926	2,271,623
TJX Companies, Inc.(The)	7,857	1,177,057
T-Mobile U.S., Inc.	7,709	1,520,292
Tractor Supply Co.	6,893	350,716
Trade Desk, Inc. (The), Class A(a)	5,867	177,946
Trane Technologies PLC	277	116,501
TransDigm Group, Inc.	540	770,872
TransUnion(c)	7,236	571,789
Travelers Companies, Inc.(The)	2,258	642,424
Trimble, Inc.(a)	14,396	973,170
Truist Financial Corp.	18,002	925,663
Twilio, Inc., Class A(a)	1,552	186,954
Tyler Technologies, Inc.(a)	666	246,020
U.S. Bancorp	15,511	870,322
Uber Technologies, Inc.(a)	21,571	1,726,759
Ulta Beauty, Inc.(a)	601	389,063
Security	Shares	Value
United States (continued)
Union Pacific Corp.	9,139	$2,148,579
United Parcel Service, Inc., Class B	1,450	154,019
United Rentals, Inc.	1,889	1,477,311
United Therapeutics Corp.(a)	664	311,741
UnitedHealth Group, Inc.	10,025	2,876,473
Veeva Systems, Inc., Class A(a)	3,679	750,222
Ventas, Inc.	78	6,058
Veralto Corp.	769	76,116
VeriSign, Inc.	1,526	372,695
Verisk Analytics, Inc., Class A	4,870	1,059,030
Verizon Communications, Inc.	72,556	3,230,193
Vertex Pharmaceuticals, Inc.(a)	2,273	1,068,083
Vertiv Holdings Co., Class A	7,213	1,342,916
VICI Properties, Inc., Class A	28,344	795,900
Visa, Inc., Class A	19,713	6,344,235
Vulcan Materials Co.	3,283	986,673
Walmart, Inc.	47,630	5,674,638
Walt Disney Co.(The)	18,823	2,123,234
Warner Bros Discovery, Inc.(a)	22,621	622,982
Waters Corp.(a)	321	119,001
Wells Fargo & Co.	38,976	3,526,938
Welltower, Inc.	7,276	1,370,507
West Pharmaceutical Services, Inc.	1,145	264,632
Western Digital Corp.	2,993	748,938
Westinghouse Air Brake Technologies Corp.	5,758	1,325,146
Williams Companies, Inc.(The)	32,034	2,154,607
Williams-Sonoma, Inc.	515	105,395
Willis Towers Watson PLC	799	253,659
Workday, Inc., Class A(a)	1,375	241,491
WP Carey, Inc.	3,216	224,316
WW Grainger, Inc.	187	201,949
Xylem, Inc./New York	10,009	1,379,941
Yum! Brands, Inc.	3,214	499,777
Zebra Technologies Corp., Class A(a)	1,263	296,780
Zillow Group, Inc., Class C, NVS(a)	2,115	133,308
Zoetis, Inc.	8,966	1,119,136
Zoom Video Communications, Inc., Class A(a)	2,340	215,514
Zscaler, Inc.(a)	202	40,402
		641,337,006
Total Common Stocks — 99.6% (Cost: $691,243,162)		1,024,926,567
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	118,300	479,022
Colombia — 0.0%
Grupo Cibest SA, Preference Shares, NVS	14,762	301,478
Total Preferred Stocks — 0.1% (Cost: $503,362)		780,500

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(c)(d)	555	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $691,746,524)		1,025,707,067
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	5,020,499	5,023,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	1,040,000	1,040,000
Total Short-Term Securities — 0.6% (Cost: $6,062,620)		6,063,010
Total Investments — 100.3% (Cost: $697,809,144)		1,031,770,077
Liabilities in Excess of Other Assets — (0.3)%		(3,236,089)
Net Assets — 100.0%		$1,028,533,988

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,867,443	$—	$(2,844,696)(a)	$49	$214	$5,023,010	5,020,499	$21,026 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,850,000	—	(810,000)(a)	—	—	1,040,000	1,040,000	33,565	—
BlackRock, Inc.	1,970,910	181,845	(327,524)	124,948	(88,263)	1,861,916	1,664	18,042	—
				$124,997	$(88,049)	$7,924,926		$72,633	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	3	03/20/26	$456	$15,548
MSCI Emerging Markets Index	4	03/20/26	304	16,421
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	4	03/20/26	$1,393	$1,792
				$33,761
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$33,761	$—	$—	$—	$33,761

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$274,258	$—	$—	$—	$274,258
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(8,343)	$—	$—	$—	$(8,343)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,220,475
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$704,536,172	$320,390,231	$164	$1,024,926,567
Preferred Stocks	780,500	—	—	780,500
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	6,063,010	—	—	6,063,010
	$711,379,682	$320,390,231	$164	$1,031,770,077

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Low Carbon Optimized MSCI ACWI ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$33,761	$—	$—	$33,761

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
ANZ Group Holdings Ltd.	836,478	$21,280,281
APA Group	363,804	2,239,756
Aristocrat Leisure Ltd.	165,007	6,129,964
ASX Ltd.	58,233	2,317,928
BHP Group Ltd.	1,424,348	49,057,898
Brambles Ltd.	402,492	6,247,763
CAR Group Ltd.	107,570	2,058,343
Cochlear Ltd.	20,204	3,765,892
Coles Group Ltd.	367,794	5,434,098
Commonwealth Bank of Australia	474,326	49,102,628
Computershare Ltd.	149,969	3,405,880
CSL Ltd.	135,189	17,035,144
Evolution Mining Ltd.	563,976	5,415,990
Fortescue Ltd.	482,957	6,993,635
Goodman Group	570,612	12,121,898
Insurance Australia Group Ltd.	690,626	3,641,077
Lottery Corp. Ltd.(The)	643,157	2,291,197
Lynas Rare Earths Ltd.(a)	249,174	2,508,216
Macquarie Group Ltd.	101,160	14,846,215
Medibank Pvt Ltd.	882,601	2,831,970
National Australia Bank Ltd.	859,110	25,807,154
Northern Star Resources Ltd.	369,196	6,787,040
Origin Energy Ltd.	481,906	3,952,261
Pro Medicus Ltd.	18,015	2,303,096
Qantas Airways Ltd.	240,341	1,680,375
QBE Insurance Group Ltd.	425,573	5,832,807
REA Group Ltd.	13,666	1,796,858
Rio Tinto Ltd.	96,076	10,009,655
Santos Ltd.	938,356	4,576,126
Scentre Group	1,462,468	4,144,588
SGH Ltd.	56,233	1,802,159
Sigma Healthcare Ltd.	1,559,087	3,340,877
Sonic Healthcare Ltd.	125,014	1,999,201
South32 Ltd.	1,359,838	4,307,786
Stockland	720,964	2,697,563
Suncorp Group Ltd.	297,103	3,497,477
Telstra Group Ltd.	1,158,349	3,935,253
Transurban Group	879,967	8,511,719
Vicinity Ltd.	1,183,684	2,019,421
Washington H Soul Pattinson & Co. Ltd.	87,842	2,351,848
Wesfarmers Ltd.	321,081	18,522,065
Westpac Banking Corp.	962,539	25,862,551
WiseTech Global Ltd.(b)	57,862	2,318,335
Woodside Energy Group Ltd.	533,153	9,413,613
Woolworths Group Ltd.	335,318	7,196,052
Xero Ltd.(a)	46,685	3,042,520
		386,434,173
Austria — 0.1%
Erste Group Bank AG	90,403	11,753,195
OMV AG	42,611	2,531,423
Raiffeisen Bank International AG	35,874	1,808,245
Verbund AG	20,758	1,523,128
		17,615,991
Belgium — 0.3%
Ageas SA	49,912	3,545,268
Anheuser-Busch InBev SA	279,090	20,089,738
Argenx SE(a)	17,237	14,495,809
D'ieteren Group	5,835	1,329,087
Elia Group SA, Class B	12,952	1,875,199
Financiere de Tubize SA	4,429	1,129,783
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	24,072	$2,277,752
KBC Group NV	65,181	9,185,014
Lotus Bakeries NV(b)	111	1,308,651
Sofina SA	3,672	1,070,063
Syensqo SA	18,261	1,536,914
UCB SA	35,275	10,749,190
		68,592,468
Brazil — 0.4%
Ambev SA	1,253,882	3,538,102
Axia Energia	408,207	4,217,228
B3 SA - Brasil Bolsa Balcao	1,645,687	5,050,182
Banco Bradesco SA	239,546	833,876
Banco BTG Pactual SA	365,763	4,166,546
Banco do Brasil SA	460,249	2,205,592
BB Seguridade Participacoes SA	187,167	1,326,911
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	126,663	3,398,860
Cia Paranaense de Energia - Copel	302,561	757,732
Embraer SA	231,058	4,256,534
Energisa SA	22,156	214,750
Eneva SA(a)	219,822	882,170
Engie Brasil Energia SA	76,366	475,513
Equatorial Energia SA	390,745	3,038,200
JBS NV, Class A(a)	116,269	1,831,237
Klabin SA	224,974	819,059
Localiza Rent a Car SA	252,611	2,322,711
MBRF Global Foods Co. SA	249,180	883,985
Motiva Infraestrutura de Mobilidade SA	391,306	1,246,171
NU Holdings Ltd./Cayman Islands, Class A(a)	962,013	17,075,731
Petroleo Brasileiro SA - Petrobras	980,861	7,527,809
PRIO SA(a)	190,109	1,841,938
Raia Drogasil SA	385,059	1,792,589
Rede D'Or Sao Luiz SA(c)	214,380	1,726,772
Rumo SA	394,263	1,105,757
StoneCo Ltd., Class A(a)	56,711	915,315
Suzano SA	197,497	1,851,224
Telefonica Brasil SA	278,698	1,979,522
TIM SA/Brazil	258,500	1,204,393
TOTVS SA	181,827	1,539,885
Ultrapar Participacoes SA	242,254	1,168,288
Vale SA	1,050,331	16,828,447
Vibra Energia SA	319,542	1,746,242
WEG SA	470,427	4,623,150
XP, Inc., Class A	105,163	2,051,730
		106,444,151
Canada — 3.0%
Agnico Eagle Mines Ltd.	148,301	28,190,967
Alamos Gold, Inc., Class A	118,636	4,396,411
Alimentation Couche-Tard, Inc.	203,632	10,593,979
AltaGas Ltd.	83,334	2,513,515
ARC Resources Ltd.	159,364	2,957,536
AtkinsRealis Group, Inc.	45,186	3,171,134
Bank of Montreal	204,535	27,844,639
Bank of Nova Scotia(The)	349,972	26,164,690
Barrick Mining Corp.	487,257	22,272,152
BCE, Inc.	23,695	612,539
Bombardier, Inc., Class B(a)(b)	25,153	4,296,875
Brookfield Asset Management Ltd., Class A	116,481	5,787,052
Brookfield Corp., Class A	572,624	26,102,722
Brookfield Renewable Corp.	35,622	1,483,585
CAE, Inc.(a)	89,283	2,861,462

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Cameco Corp.	122,191	$15,112,684
Canadian Imperial Bank of Commerce	265,570	24,543,259
Canadian National Railway Co.	149,946	14,424,725
Canadian Natural Resources Ltd.	589,080	21,903,661
Canadian Pacific Kansas City Ltd.	261,293	19,423,550
Canadian Tire Corp. Ltd., Class A, NVS	14,909	1,834,213
Canadian Utilities Ltd., Class A, NVS	77,569	2,510,532
CCL Industries, Inc., Class B, NVS	44,605	2,688,126
Celestica, Inc.(a)	32,361	9,093,592
Cenovus Energy, Inc.	382,424	7,546,530
CGI, Inc.	58,975	5,054,443
Constellation Software, Inc.	5,811	10,724,350
Descartes Systems Group, Inc. (The)(a)	20,777	1,551,657
Dollarama, Inc.	80,867	10,897,877
Element Fleet Management Corp.	109,004	2,761,824
Emera, Inc.	84,704	4,198,342
Empire Co. Ltd., Class A, NVS	33,415	1,091,543
Enbridge, Inc.	614,037	29,974,692
Fairfax Financial Holdings Ltd.	5,822	9,608,042
First Quantum Minerals Ltd.(a)	194,763	5,505,400
FirstService Corp.	9,159	1,419,001
Fortis, Inc./Canada	138,217	7,369,408
Franco-Nevada Corp.	53,178	12,448,100
George Weston Ltd.	48,262	3,366,094
GFL Environmental, Inc.	69,134	2,969,667
Gildan Activewear, Inc.(b)	38,826	2,522,628
Great-West Lifeco, Inc.	78,508	3,675,027
Hydro One Ltd.(c)	104,023	4,112,333
iA Financial Corp., Inc.	29,368	3,608,534
IGM Financial, Inc.	16,643	804,985
Imperial Oil Ltd.	55,265	5,583,524
Intact Financial Corp.	52,041	9,474,890
Ivanhoe Mines Ltd., Class A(a)(b)	210,257	2,658,999
Keyera Corp.	60,022	2,032,545
Kinross Gold Corp.	368,917	11,617,641
Loblaw Companies Ltd.	166,938	7,511,689
Lundin Gold, Inc.(b)	30,709	2,302,188
Lundin Mining Corp.	183,665	4,633,270
Magna International, Inc.	78,136	3,994,453
Manulife Financial Corp.	476,949	18,168,652
Metro, Inc./CN	62,342	4,138,430
National Bank of Canada	110,422	13,157,544
Nutrien Ltd.	137,756	9,484,541
Open Text Corp.	83,402	2,130,299
Pan American Silver Corp.	112,768	6,144,206
Pembina Pipeline Corp.	159,164	6,613,667
Power Corp. of Canada	156,781	7,906,695
RB Global, Inc.	53,841	6,111,457
Restaurant Brands International, Inc.	88,503	5,929,665
Rogers Communications, Inc., Class B, NVS	102,253	3,859,879
Royal Bank of Canada	397,767	66,229,746
Saputo, Inc.	87,324	2,634,502
Shopify, Inc., Class A(a)	343,992	45,137,187
Stantec, Inc.	31,861	3,157,436
Sun Life Financial, Inc.	161,170	10,155,610
Suncor Energy, Inc.	339,553	17,947,071
TC Energy Corp.	291,511	17,092,673
Teck Resources Ltd., Class B	132,176	7,093,910
TELUS Corp.	133,256	1,859,409
TFI International, Inc.	21,213	2,279,659
Thomson Reuters Corp.	45,739	5,053,745
TMX Group Ltd.	74,318	2,743,705
Security	Shares	Value
Canada (continued)
Toromont Industries Ltd.(b)	20,628	$2,627,640
Toronto-Dominion Bank(The)	477,633	44,639,647
Tourmaline Oil Corp.	105,788	5,006,410
Waste Connections, Inc.	69,370	11,626,412
Wheaton Precious Metals Corp.	126,007	16,600,739
Whitecap Resources, Inc.	349,626	3,189,039
WSP Global, Inc.	34,517	6,672,721
		817,195,572
Chile — 0.1%
Banco de Chile	10,085,241	2,222,878
Banco de Credito e Inversiones SA	25,196	1,874,007
Banco Santander Chile	18,580,000	1,634,890
Cencosud SA	362,654	1,213,924
Empresas CMPC SA	321,350	481,767
Empresas Copec SA	131,685	1,122,572
Enel Americas SA	4,639,203	438,049
Enel Chile SA	7,801,320	661,991
Falabella SA	170,213	1,321,453
Latam Airlines Group SA	86,726,556	2,814,105
		13,785,636
China — 3.0%
3SBio, Inc.(c)	504,500	1,504,323
AAC Technologies Holdings, Inc.	220,500	1,046,720
Advanced Micro-Fabrication Equipment, Inc./China, Class A	14,200	706,714
AECC Aviation Power Co. Ltd., Class A	40,800	271,547
Agricultural Bank of China Ltd., Class A	1,558,900	1,505,026
Agricultural Bank of China Ltd., Class H	7,306,000	5,107,747
Aier Eye Hospital Group Co. Ltd., Class A	143,400	228,109
Akeso, Inc.(a)(c)	172,000	2,427,750
Alibaba Group Holding Ltd.	4,844,176	103,052,935
Alibaba Health Information Technology Ltd.(a)	1,738,000	1,441,475
Aluminum Corp. of China Ltd., Class H	1,232,000	2,151,159
Anhui Conch Cement Co. Ltd., Class A	65,892	232,118
Anhui Conch Cement Co. Ltd., Class H	314,500	997,379
Anhui Gujing Distillery Co. Ltd., Class A	16,300	309,164
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(a)	74,300	583,520
ANTA Sports Products Ltd.	357,600	3,572,399
APT Medical, Inc., Class A	2,230	74,327
Autohome, Inc., ADR	18,963	417,945
Avary Holding Shenzhen Co. Ltd., Class A	53,200	435,775
AviChina Industry & Technology Co. Ltd., Class H	898,000	476,332
Baidu, Inc., Class A(a)	626,760	12,013,453
Bank of Beijing Co. Ltd., Class A	515,100	392,215
Bank of China Ltd., Class A	717,600	553,321
Bank of China Ltd., Class H	20,175,000	12,048,171
Bank of Communications Co. Ltd., Class A	1,116,700	1,061,517
Bank of Communications Co. Ltd., Class H	2,400,000	2,061,818
Bank of Hangzhou Co. Ltd., Class A	168,400	390,967
Bank of Jiangsu Co. Ltd., Class A	374,400	544,881
Bank of Nanjing Co. Ltd., Class A	244,600	370,034
Bank of Ningbo Co. Ltd., Class A	134,400	597,608
Bank of Shanghai Co. Ltd., Class A	408,200	541,878
Baoshan Iron & Steel Co. Ltd., Class A	605,200	632,293
Beijing Enterprises Holdings Ltd.	82,000	371,457
Beijing Kingsoft Office Software, Inc., Class A	11,000	531,516
Beijing Tong Ren Tang Co. Ltd., Class A	76,500	333,232
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,055,300	738,025
BeOne Medicines Ltd., Class H(a)	228,234	6,019,198
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Bilibili, Inc., Class Z(a)	72,428	$2,481,369
BOC Aviation Ltd.(c)	70,100	726,211
BOE Technology Group Co. Ltd., Class A	742,500	466,235
Bosideng International Holdings Ltd.	1,128,000	688,414
BYD Co. Ltd., Class A	132,600	1,731,274
BYD Co. Ltd., Class H	1,015,200	12,656,353
BYD Electronic International Co. Ltd.	215,500	920,142
C&D International Investment Group Ltd.(b)	234,000	482,019
Cambricon Technologies Corp. Ltd., Class A(a)	8,600	1,553,654
CGN Power Co. Ltd., Class H(c)	4,237,000	1,766,723
China CITIC Bank Corp. Ltd., Class H	2,707,000	2,521,278
China CITIC Financial Asset Management Co. Ltd., Class H(a)(c)	2,712,000	305,394
China Coal Energy Co. Ltd., Class H	695,000	1,017,182
China Communications Services Corp. Ltd., Class H	582,000	353,457
China Construction Bank Corp., Class A	433,600	542,908
China Construction Bank Corp., Class H	27,370,260	27,636,577
China CSSC Holdings Ltd., Class A	126,200	608,073
China Eastern Airlines Corp. Ltd., Class A(a)	642,100	501,130
China Everbright Bank Co. Ltd., Class A	1,264,800	603,012
China Feihe Ltd.(c)	1,185,000	588,628
China Galaxy Securities Co. Ltd., Class A	289,400	624,144
China Galaxy Securities Co. Ltd., Class H	931,500	1,252,585
China Gas Holdings Ltd.	772,600	765,301
China Gold International Resources Corp. Ltd.	59,200	1,499,001
China Hongqiao Group Ltd.	800,000	3,658,937
China International Capital Corp. Ltd., Class H(c)	500,400	1,356,174
China Life Insurance Co. Ltd., Class A	76,900	548,753
China Life Insurance Co. Ltd., Class H	2,025,000	9,011,730
China Literature Ltd.(a)(c)	121,000	553,830
China Longyuan Power Group Corp. Ltd., Class H	699,000	634,994
China Mengniu Dairy Co. Ltd.	929,000	1,940,104
China Merchants Bank Co. Ltd., Class A	484,900	2,692,405
China Merchants Bank Co. Ltd., Class H	1,096,788	6,700,930
China Merchants Port Holdings Co. Ltd.	444,000	893,594
China Merchants Securities Co. Ltd., Class A	222,600	546,887
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	146,600	222,526
China Minsheng Banking Corp. Ltd., Class A	1,847,500	995,342
China Minsheng Banking Corp. Ltd., Class H	1,875,000	932,949
China National Building Material Co. Ltd., Class H	1,060,000	762,456
China National Nuclear Power Co. Ltd., Class A	465,400	575,376
China Nonferrous Mining Corp Ltd.	269,000	533,175
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	56,800	417,054
China Oilfield Services Ltd., Class H	670,000	736,355
China Overseas Land & Investment Ltd.	1,041,000	1,865,695
China Pacific Insurance Group Co. Ltd., Class A	127,097	831,183
China Pacific Insurance Group Co. Ltd., Class H	678,200	3,415,982
China Petroleum & Chemical Corp., Class A	1,012,500	947,507
China Petroleum & Chemical Corp., Class H	6,051,200	4,164,465
China Power International Development Ltd.	1,783,000	743,751
China Railway Group Ltd., Class H	1,507,000	869,650
China Resources Beer Holdings Co. Ltd.	486,500	1,627,547
China Resources Gas Group Ltd.	284,000	781,323
China Resources Land Ltd.	897,000	3,512,819
China Resources Microelectronics Ltd., Class A	40,200	368,112
China Resources Mixc Lifestyle Services Ltd.(c)	178,000	1,052,686
China Resources Power Holdings Co. Ltd.	612,000	1,394,027
China Ruyi Holdings Ltd.(a)	3,784,000	1,046,535
China Shenhua Energy Co. Ltd., Class A	198,200	1,193,947
Security	Shares	Value
China (continued)
China Shenhua Energy Co. Ltd., Class H	879,500	$4,839,102
China State Construction Engineering Corp. Ltd., Class A	670,877	485,687
China State Construction International Holdings Ltd.	428,000	514,117
China Taiping Insurance Holdings Co. Ltd.(b)	459,000	1,504,066
China Three Gorges Renewables Group Co. Ltd., Class A	535,300	316,135
China Tourism Group Duty Free Corp. Ltd., Class A	48,692	624,717
China Tower Corp. Ltd., Class H(c)	1,196,000	1,720,777
China United Network Communications Ltd., Class A	623,300	457,556
China Vanke Co. Ltd., Class A(a)	258,396	181,201
China Vanke Co. Ltd., Class H(a)(b)	477,100	231,830
China Yangtze Power Co. Ltd., Class A	430,810	1,631,502
Chongqing Changan Automobile Co. Ltd., Class A	145,600	232,519
Chongqing Rural Commercial Bank Co. Ltd., Class H	597,000	445,528
Chongqing Zhifei Biological Products Co. Ltd., Class A	57,450	143,391
Chow Tai Fook Jewellery Group Ltd.(b)	523,600	962,319
CITIC Ltd.	1,115,000	1,781,971
CITIC Securities Co. Ltd., Class A	224,423	904,585
CITIC Securities Co. Ltd., Class H	422,025	1,579,343
CMOC Group Ltd., Class A	387,800	1,335,027
CMOC Group Ltd., Class H	942,000	2,647,551
Contemporary Amperex Technology Co. Ltd., Class A	78,500	3,954,023
Contemporary Amperex Technology Co. Ltd., Class H(b)	13,900	867,325
Cosco Shipping Energy Transportation Co. Ltd., Class A	271,200	614,041
Cosco Shipping Holdings Co. Ltd., Class H	725,800	1,275,203
CRRC Corp. Ltd., Class A	410,900	372,403
CRRC Corp. Ltd., Class H	1,381,000	1,025,898
CSC Financial Co. Ltd., Class A	116,800	403,271
CSPC Pharmaceutical Group Ltd.	2,251,120	2,761,529
Daqin Railway Co. Ltd., Class A	451,100	325,337
Dongfeng Motor Group Co. Ltd., Class H(a)	570,000	658,954
East Money Information Co. Ltd., Class A	274,360	894,314
Eastroc Beverage Group Co. Ltd., Class A	13,520	485,866
ENN Energy Holdings Ltd.	212,600	1,830,218
Eoptolink Technology, Inc. Ltd., Class A	21,140	1,269,766
Eve Energy Co. Ltd., Class A	43,100	394,740
Far East Horizon Ltd.	462,000	462,149
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,621	636,322
Fosun International Ltd.	643,500	342,360
Founder Securities Co. Ltd., Class A	332,400	375,308
Foxconn Industrial Internet Co. Ltd., Class A	236,200	1,947,949
Fuyao Glass Industry Group Co. Ltd., Class H(c)	202,800	1,738,303
Ganfeng Lithium Group Co. Ltd., Class A	29,500	288,532
Ganfeng Lithium Group Co. Ltd., Class H(c)	112,800	861,114
GCL Technology Holdings Ltd.(a)	5,760,000	796,909
GD Power Development Co. Ltd., Class A	770,300	512,386
GDS Holdings Ltd., Class A(a)	294,100	1,637,577
Geely Automobile Holdings Ltd.	1,689,000	3,476,794
Genscript Biotech Corp.(a)	390,000	640,185
GF Securities Co. Ltd., Class H	228,400	532,985
Giant Biogene Holding Co. Ltd.(c)	81,600	347,229
GigaDevice Semiconductor, Inc., Class A	17,300	778,829

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
GoerTek, Inc., Class A	129,500	$484,022
Great Wall Motor Co. Ltd., Class H	725,000	1,229,663
Gree Electric Appliances, Inc. of Zhuhai, Class A	92,300	513,383
Guangdong Haid Group Co. Ltd., Class A	69,500	514,319
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	45,900	179,516
Guangdong Investment Ltd.	1,022,000	966,238
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	66,500	241,187
Guangzhou Tinci Materials Technology Co. Ltd., Class A	76,300	445,882
Guotai Haitong Securities Co. Ltd.	389,532	1,108,739
Guotai Haitong Securities Co. Ltd., Class H(c)	511,112	1,087,883
H World Group Ltd., ADR	59,644	2,833,686
Haidilao International Holding Ltd.(b)(c)	529,000	1,078,540
Haier Smart Home Co. Ltd., Class A	105,500	380,568
Haier Smart Home Co. Ltd., Class A	727,600	2,398,691
Haisco Pharmaceutical Group Co. Ltd., Class A	23,400	170,335
Haitian International Holdings Ltd.	196,000	606,323
Hansoh Pharmaceutical Group Co. Ltd.(c)	414,000	2,040,263
Henan Shuanghui Investment & Development Co. Ltd., Class A	92,100	339,751
Hengan International Group Co. Ltd.	226,500	818,757
Hengli Petrochemical Co. Ltd., Class A	311,600	1,167,781
Hithink RoyalFlush Information Network Co. Ltd., Class A	10,900	546,443
Horizon Robotics(a)(b)	1,345,800	1,413,232
Hua Hong Semiconductor Ltd.(a)(c)	237,000	3,507,291
Huaneng Power International, Inc., Class H	1,526,000	1,112,611
Huatai Securities Co. Ltd., Class H(c)	554,000	1,320,881
Huaxia Bank Co. Ltd., Class A	399,100	363,519
Hygon Information Technology Co. Ltd., Class A	37,144	1,404,007
Iflytek Co. Ltd., Class A	68,700	587,356
Industrial & Commercial Bank of China Ltd., Class A	1,332,591	1,387,471
Industrial & Commercial Bank of China Ltd., Class H	18,859,260	15,643,689
Industrial Bank Co. Ltd., Class A	351,500	944,329
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	175,100	662,768
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,900	371,741
Innovent Biologics, Inc.(a)(c)	410,500	4,261,021
J&T Global Express Ltd.(a)	641,800	835,512
JD Health International, Inc.(a)(c)	317,300	2,552,880
JD Logistics, Inc.(a)(c)	449,000	641,686
JD.com, Inc., Class A	677,926	9,667,653
Jiangsu Expressway Co. Ltd., Class H	524,000	690,877
Jiangsu Hengli Hydraulic Co. Ltd., Class A	41,300	641,530
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	118,518	989,576
Jiangsu Yanghe Distillery Co. Ltd., Class A	37,000	294,124
Jiangxi Copper Co. Ltd., Class H	375,000	2,240,317
Kanzhun Ltd., ADR	93,036	1,723,027
KE Holdings, Inc., Class A	567,027	3,604,656
Kingdee International Software Group Co. Ltd.(a)	871,000	1,438,646
Kingsoft Corp. Ltd.	283,800	1,088,782
Kuaishou Technology(c)	742,700	7,588,245
Kunlun Energy Co. Ltd.	1,192,000	1,221,302
Kweichow Moutai Co. Ltd., Class A	19,732	3,970,903
Laopu Gold Co. Ltd., Class H	7,000	691,818
Legend Biotech Corp., ADR(a)	18,110	316,925
Lenovo Group Ltd.	2,342,000	2,638,763
Security	Shares	Value
China (continued)
Lens Technology Co. Ltd., Class A	191,800	$999,029
Li Auto, Inc., Class A(a)(b)	333,676	2,788,518
Li Ning Co. Ltd.	695,000	1,817,410
Lingyi iTech Guangdong Co., Class A	280,500	589,700
Longfor Group Holdings Ltd.(b)(c)	555,000	729,867
LONGi Green Energy Technology Co. Ltd., Class A(a)	226,820	582,622
Luxshare Precision Industry Co. Ltd., Class A	151,340	1,120,334
Luzhou Laojiao Co. Ltd., Class A	35,100	608,533
Meitu, Inc.(c)	1,075,000	1,061,883
Meituan, Class B(a)(c)	1,394,820	17,243,438
Midea Group Co. Ltd., Class A	84,900	946,576
Midea Group Co. Ltd., Class H	118,800	1,302,101
MINISO Group Holding Ltd.(b)	100,424	466,331
MMG Ltd.(a)	1,000,800	1,295,736
Montage Technology Co. Ltd., Class A	29,353	764,839
Muyuan Foods Co. Ltd., Class A	94,612	625,901
NARI Technology Co. Ltd., Class A	186,620	673,855
NAURA Technology Group Co. Ltd., Class A	17,415	1,187,047
NetEase Cloud Music, Inc.(a)(b)(c)	19,900	459,200
NetEase, Inc.	492,090	12,759,928
New China Life Insurance Co. Ltd., Class H	252,000	2,049,119
New Hope Liuhe Co. Ltd., Class A	257,500	334,523
New Oriental Education & Technology Group, Inc.	340,130	2,073,814
Ningbo Tuopu Group Co. Ltd., Class A	44,080	456,642
Ningxia Baofeng Energy Group Co. Ltd., Class A	184,200	628,638
NIO, Inc., Class A(a)(b)	521,305	2,485,263
Nongfu Spring Co. Ltd., Class H(c)	586,600	3,597,244
OmniVision Integrated Circuits Group, Inc.	26,900	468,713
Orient Overseas International Ltd.(b)	40,000	655,327
Orient Securities Co. Ltd., Class A	285,400	419,446
PDD Holdings, Inc., ADR(a)	199,861	20,195,954
People's Insurance Co. Group of China Ltd. (The), Class H	2,442,000	2,123,394
PetroChina Co. Ltd., Class A	349,400	553,917
PetroChina Co. Ltd., Class H	5,804,000	6,894,914
PICC Property & Casualty Co. Ltd., Class H	2,046,000	4,235,621
Ping An Bank Co. Ltd., Class A	422,400	657,182
Ping An Insurance Group Co. of China Ltd., Class A	212,700	2,038,130
Ping An Insurance Group Co. of China Ltd., Class H	1,878,000	17,419,103
Piotech, Inc., Class A	10,778	545,212
Pop Mart International Group Ltd.(b)(c)	155,600	4,448,066
Postal Savings Bank of China Co. Ltd., Class A	1,020,500	741,857
Postal Savings Bank of China Co. Ltd., Class H(c)	2,066,000	1,347,037
Qfin Holdings, Inc.	26,692	415,061
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	160,500	755,954
Remegen Co. Ltd., Class H(a)(c)	47,500	511,762
Rockchip Electronics Co. Ltd., Class A	11,900	326,278
Rongsheng Petrochemical Co. Ltd., Class A	207,500	439,587
SAIC Motor Corp. Ltd., Class A	166,013	336,954
Sanan Optoelectronics Co. Ltd., Class A	178,600	414,466
Sany Heavy Industry Co. Ltd., Class A	180,400	568,136
SDIC Power Holdings Co. Ltd., Class A	289,200	529,743
Seres Group Co. Ltd., Class A	26,100	390,866
SF Holding Co. Ltd., Class A	105,100	566,160
Shaanxi Coal Industry Co. Ltd., Class A	163,300	522,159
Shandong Gold Mining Co. Ltd., Class A	43,200	321,497
Shandong Gold Mining Co. Ltd., Class H(c)	262,250	1,409,326
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	448,957
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	6,800	$96,269
Shanghai Electric Group Co. Ltd., Class A(a)	318,600	398,057
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,100	459,901
Shanghai Pudong Development Bank Co. Ltd., Class A	519,365	748,779
Shanghai Rural Commercial Bank Co. Ltd., Class A	193,600	238,921
Shanghai United Imaging Healthcare Co. Ltd., Class A	20,344	377,702
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	28,600	701,629
Shengyi Technology Co. Ltd., Class A	62,600	617,598
Shennan Circuits Co. Ltd., Class A	17,800	593,763
Shenwan Hongyuan Group Co. Ltd., Class A	992,700	722,948
Shenzhen Inovance Technology Co. Ltd., Class A	25,300	271,591
Shenzhen Longsys Electronics Co. Ltd., Class A(a)	12,200	584,012
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,900	812,423
Shenzhen Transsion Holdings Co. Ltd., Class A	36,640	304,903
Shenzhou International Group Holdings Ltd.	230,700	1,834,839
Sichuan Biokin Pharmaceutical Co. Ltd., Class A(a)	4,376	174,618
Sichuan Chuantou Energy Co. Ltd., Class A	185,100	370,186
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,900	204,090
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(a)	12,300	654,820
Sino Biopharmaceutical Ltd.	2,916,000	2,474,243
Sinopharm Group Co. Ltd., Class H	329,600	879,452
Sinotruk Hong Kong Ltd.	143,000	656,682
Smoore International Holdings Ltd.(c)	536,000	774,014
Sungrow Power Supply Co. Ltd., Class A	33,880	734,749
Sunny Optical Technology Group Co. Ltd.	204,000	1,634,767
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	51,500	573,433
Suzhou TFC Optical Communication Co. Ltd., Class A	22,900	813,823
TAL Education Group, ADR(a)	105,117	1,334,986
TBEA Co. Ltd., Class A	70,700	274,704
Tencent Holdings Ltd.	1,808,300	138,989,193
Tencent Music Entertainment Group, ADR	165,540	2,777,761
Tingyi Cayman Islands Holding Corp.	502,000	760,846
Tongcheng Travel Holdings Ltd.(b)	336,800	1,001,812
Tongwei Co. Ltd., Class A(a)	144,100	376,594
Trip.com Group Ltd.	180,076	11,052,275
Tsingtao Brewery Co. Ltd., Class A	80,600	695,611
Tsingtao Brewery Co. Ltd., Class H	140,000	885,990
UBTech Robotics Corp. Ltd., Class H(a)	42,600	760,420
Victory Giant Technology Huizhou Co. Ltd., Class A	14,000	527,318
Vipshop Holdings Ltd., ADR	90,092	1,541,474
Wanhua Chemical Group Co. Ltd., Class A	83,653	1,057,413
Want Want China Holdings Ltd.	1,672,000	1,008,391
Weichai Power Co. Ltd., Class H	649,000	2,199,868
Wens Foodstuff Group Co. Ltd., Class A	221,416	496,238
Wharf Holdings Ltd.(The)	278,000	898,186
Wuliangye Yibin Co. Ltd., Class A	92,900	1,399,991
WUS Printed Circuit Kunshan Co. Ltd., Class A	57,700	576,112
WuXi AppTec Co. Ltd., Class A	85,359	1,167,852
WuXi AppTec Co. Ltd., Class H(c)	87,812	1,249,569
Wuxi Biologics Cayman, Inc.(a)(c)	1,006,500	4,763,110
WuXi XDC Cayman, Inc.(a)	135,000	1,084,605
XCMG Construction Machinery Co. Ltd., Class A	448,500	691,949
Security	Shares	Value
China (continued)
Xiaomi Corp., Class B(a)(c)	4,910,600	$22,228,171
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	78,600	273,751
Xinyi Solar Holdings Ltd.	1,544,000	667,381
XPeng, Inc., Class A(a)	349,234	3,143,665
XtalPi Holdings Ltd.(a)	346,000	534,455
Yadea Group Holdings Ltd.(c)	446,000	630,159
Yankuang Energy Group Co. Ltd., Class A	229,510	481,780
Yankuang Energy Group Co. Ltd., Class H	717,600	1,045,494
Yum China Holdings, Inc.	103,715	5,156,979
Yunnan Baiyao Group Co. Ltd., Class A	82,500	659,135
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	499,874
Zhaojin Mining Industry Co. Ltd., Class H	444,500	1,954,990
Zhejiang Expressway Co. Ltd., Class H	728,640	687,405
Zhejiang Huayou Cobalt Co. Ltd., Class A	54,200	555,495
Zhejiang Juhua Co. Ltd., Class A	68,200	385,368
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)(c)	138,300	750,978
Zhejiang NHU Co. Ltd., Class A	108,200	433,371
Zhongji Innolight Co. Ltd., Class A	19,600	1,816,987
Zhongjin Gold Corp. Ltd., Class A	185,300	935,381
Zhuzhou CRRC Times Electric Co. Ltd., Class H	216,100	1,181,580
Zijin Gold International Co. Ltd.(a)	54,400	1,507,099
Zijin Mining Group Co. Ltd., Class A	349,400	1,951,751
Zijin Mining Group Co. Ltd., Class H	1,664,000	8,676,131
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	402,000	506,513
ZTE Corp., Class H(b)	243,600	881,285
ZTO Express Cayman, Inc.	106,945	2,361,361
		822,115,652
Colombia — 0.0%
Interconexion Electrica SA ESP	51,571	422,680
Czech Republic — 0.0%
CEZ A/S	42,924	2,468,123
Komercni Banka AS	25,554	1,548,497
		4,016,620
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	868	2,128,482
AP Moller - Maersk A/S, Class B, NVS	1,006	2,487,561
Carlsberg A/S, Class B	25,993	3,533,726
Coloplast A/S, Class B	36,304	3,094,733
Danske Bank A/S	188,640	9,610,836
Demant A/S(a)(b)	24,815	868,609
DSV A/S	57,273	16,104,303
Genmab A/S(a)	18,256	5,947,540
Novo Nordisk A/S, Class B	907,965	53,914,255
Novonesis Novozymes B, Class B	103,225	6,324,962
Orsted A/S(a)(c)	165,306	3,718,601
Pandora A/S	22,435	1,815,970
Rockwool AS, Class B	22,272	752,125
Tryg A/S	108,228	2,630,266
Vestas Wind Systems A/S	274,496	8,320,353
		121,252,322
Egypt — 0.0%
Commercial International Bank - Egypt(CIB)	700,345	1,996,355
Talaat Moustafa Group	191,013	351,888
		2,348,243
Finland — 0.2%
Elisa OYJ	38,151	1,687,610
Fortum OYJ	125,281	2,959,430

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Kesko OYJ, Class B	74,936	$1,895,383
Kone OYJ, Class B	93,024	6,685,158
Metso OYJ	167,336	3,271,542
Neste OYJ	118,823	3,035,327
Nokia OYJ	1,475,487	9,503,477
Orion OYJ, Class B	27,418	2,267,415
Sampo OYJ, Class A	699,768	7,804,024
Stora Enso OYJ, Class R	175,968	2,025,741
UPM-Kymmene OYJ	149,200	4,116,148
Wartsila OYJ Abp	151,482	6,141,082
		51,392,337
France — 2.3%
Accor SA	54,851	2,982,858
Aeroports de Paris SA	5,652	746,752
Air Liquide SA	162,602	30,449,212
Airbus SE	166,984	38,230,942
Alstom SA(a)	93,250	2,977,321
Amundi SA(c)	12,544	1,115,276
ArcelorMittal SA	133,358	7,242,409
AXA SA	505,906	23,068,850
BioMerieux	10,445	1,212,941
BNP Paribas SA	288,128	31,155,977
Bollore SE	254,474	1,450,864
Bouygues SA	63,730	3,444,848
Bureau Veritas SA	105,351	3,391,494
Capgemini SE	46,773	7,267,498
Carrefour SA	170,270	2,788,881
Cie de Saint-Gobain SA	128,002	12,634,496
Cie Generale des Etablissements Michelin SCA	201,913	7,498,165
Covivio SA/France	9,045	577,848
Credit Agricole SA	299,810	6,492,812
Danone SA	176,449	13,826,523
Dassault Aviation SA	6,070	2,307,661
Dassault Systemes SE	186,427	5,127,637
Edenred SE	75,634	1,584,214
Eiffage SA	24,685	3,660,966
Engie SA	489,499	14,614,681
EssilorLuxottica SA	83,414	25,499,313
Eurofins Scientific SE	33,995	2,749,957
Euronext NV(c)	18,231	2,553,320
FDJ United	24,748	654,978
Gecina SA	12,822	1,177,716
Getlink SE	102,506	2,029,044
Hermes International SCA	8,648	20,807,069
Ipsen SA	10,773	1,759,934
Kering SA	20,730	6,471,443
Klepierre SA	40,707	1,568,171
Legrand SA	76,793	12,260,603
L'Oreal SA	67,561	31,040,159
LVMH Moet Hennessy Louis Vuitton SE	71,460	46,120,589
Orange SA	485,151	9,018,965
Pernod Ricard SA	58,024	5,188,311
Publicis Groupe SA	65,731	6,569,699
Renault SA	58,682	2,214,621
Rexel SA	39,582	1,658,706
Safran SA	101,230	36,168,583
Sanofi SA	312,674	29,492,550
Sartorius Stedim Biotech	8,027	1,793,776
Schneider Electric SE	152,778	43,801,733
Societe Generale SA	200,903	17,605,016
Sodexo SA	25,441	1,299,821
STMicroelectronics NV	183,924	5,193,651
Security	Shares	Value
France (continued)
Thales SA	27,099	$8,295,698
TotalEnergies SE	562,687	40,923,486
Unibail-Rodamco-Westfield, New	36,547	4,040,816
Veolia Environnement SA	190,782	7,155,690
Vinci SA	144,814	20,822,024
		621,786,568
Germany — 2.0%
adidas AG	49,129	8,710,745
Allianz SE, Registered	108,386	47,724,698
BASF SE	245,768	13,324,055
Bayer AG, Registered	273,734	14,478,241
Bayerische Motoren Werke AG	76,268	7,854,100
Beiersdorf AG	26,955	3,215,175
Brenntag SE	37,542	2,284,042
Commerzbank AG	207,080	8,511,958
Continental AG	29,294	2,305,122
CTS Eventim AG & Co. KGaA	16,345	1,373,650
Daimler Truck Holding AG	132,806	6,430,325
Delivery Hero SE, Class A(a)(c)	55,510	1,548,128
Deutsche Bank AG, Registered	517,630	20,426,243
Deutsche Boerse AG	52,996	13,419,922
Deutsche Lufthansa AG, Registered	189,275	1,949,810
Deutsche Post AG, Registered	274,452	15,349,680
Deutsche Telekom AG, Registered	1,037,496	34,816,554
E.ON SE	641,058	13,596,734
Evonik Industries AG	54,246	840,266
Fresenius Medical Care AG	59,887	2,696,051
Fresenius SE & Co. KGaA	116,226	6,501,420
GEA Group AG	53,015	3,790,722
Hannover Rueck SE	16,697	4,721,069
Heidelberg Materials AG	37,659	10,313,692
Henkel AG & Co. KGaA	30,730	2,536,734
Hensoldt AG(b)	17,514	1,739,886
HOCHTIEF AG	3,550	1,488,673
Infineon Technologies AG	367,777	17,977,855
Knorr-Bremse AG	19,575	2,279,219
LEG Immobilien SE	20,004	1,446,441
Mercedes-Benz Group AG	199,420	13,629,202
Merck KGaA	36,828	5,487,102
MTU Aero Engines AG	15,515	6,897,579
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	37,036	22,446,644
Nemetschek SE	18,886	1,650,152
Rational AG	1,343	1,076,168
Rheinmetall AG	12,915	27,364,899
RWE AG	179,085	11,372,588
SAP SE	293,906	58,713,122
Scout24 SE(c)	24,792	2,468,321
Siemens AG, Registered	213,071	64,417,780
Siemens Energy AG(a)	219,240	37,354,116
Siemens Healthineers AG(c)	90,773	4,530,795
Symrise AG, Class A	39,844	3,354,349
Talanx AG(a)	14,789	1,865,346
Vonovia SE	214,276	6,273,845
Zalando SE(a)(c)	62,968	1,810,668
		544,363,886
Greece — 0.1%
Alpha Bank SA	635,608	3,042,630
Eurobank SA	733,696	3,585,555
Hellenic Telecommunications Organization SA	56,482	1,059,343
Jumbo SA	35,297	1,047,656
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece (continued)
National Bank of Greece SA	229,495	$4,051,605
OPAP SA	53,509	1,078,257
Piraeus Bank SA	230,295	2,323,060
Public Power Corp. SA	57,244	1,353,025
		17,541,131
Hong Kong — 0.4%
AIA Group Ltd.	3,017,800	34,817,787
BOC Hong Kong Holdings Ltd.	1,219,500	6,421,872
CK Asset Holdings Ltd.	512,516	3,002,390
CK Hutchison Holdings Ltd.	744,516	6,003,256
CK Infrastructure Holdings Ltd., Class L	153,500	1,260,734
CLP Holdings Ltd.	434,500	4,107,124
Futu Holdings Ltd., ADR(a)	16,186	2,631,358
Galaxy Entertainment Group Ltd., Class L	575,000	2,921,439
Henderson Land Development Co. Ltd.	342,003	1,360,357
HKT Trust & HKT Ltd., Class SS	910,000	1,363,744
Hong Kong & China Gas Co. Ltd.	2,899,040	2,730,457
Hong Kong Exchanges & Clearing Ltd.	302,200	16,660,611
Hongkong Land Holdings Ltd.	317,200	2,691,401
Jardine Matheson Holdings Ltd.	49,200	3,585,594
Link REIT	698,760	3,212,731
MTR Corp. Ltd.(b)	464,500	2,053,935
Power Assets Holdings Ltd.	372,000	2,885,511
Sands China Ltd.	714,800	1,551,316
Sino Land Co. Ltd.	988,000	1,486,850
SITC International Holdings Co. Ltd.	441,000	1,646,770
Sun Hung Kai Properties Ltd.	381,000	6,118,436
Swire Pacific Ltd., Class A	105,500	1,018,063
Techtronic Industries Co. Ltd.	403,500	5,508,379
WH Group Ltd.(c)	2,120,000	2,501,802
Wharf Real Estate Investment Co. Ltd.	476,200	1,653,253
		119,195,170
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	1,454,879
OTP Bank Nyrt	71,126	8,949,924
Richter Gedeon Nyrt	25,206	843,640
		11,248,443
India — 1.5%
ABB India Ltd.	12,142	738,694
Adani Enterprises Ltd.	45,605	1,002,980
Adani Ports & Special Economic Zone Ltd.	139,314	2,153,225
Adani Power Ltd.(a)	1,085,705	1,598,180
Alkem Laboratories Ltd.	11,702	722,875
Ambuja Cements Ltd.	195,539	1,086,970
APL Apollo Tubes Ltd.	44,160	982,026
Apollo Hospitals Enterprise Ltd.	31,138	2,358,055
Ashok Leyland Ltd.	773,223	1,656,213
Asian Paints Ltd.	102,356	2,702,844
Astral Ltd.	24,610	395,469
AU Small Finance Bank Ltd.(c)	103,731	1,109,503
Aurobindo Pharma Ltd.	80,474	1,058,311
Avenue Supermarts Ltd.(a)(c)	43,024	1,726,571
Axis Bank Ltd.	647,326	9,657,675
Bajaj Auto Ltd.	20,505	2,141,465
Bajaj Finance Ltd.	775,995	7,851,016
Bajaj Finserv Ltd.	123,861	2,632,154
Bajaj Holdings & Investment Ltd.	6,128	719,890
Balkrishna Industries Ltd.	13,535	339,596
Bank of Baroda	354,696	1,155,891
Bharat Electronics Ltd.	1,015,709	4,962,212
Bharat Forge Ltd.	71,325	1,117,845
Security	Shares	Value
India (continued)
Bharat Heavy Electricals Ltd.	293,479	$840,230
Bharat Petroleum Corp. Ltd.	484,723	1,921,707
Bharti Airtel Ltd.	707,175	15,166,752
Bosch Ltd.	2,038	810,131
Britannia Industries Ltd.	31,526	2,008,513
BSE Ltd.	31,026	943,680
Canara Bank	446,988	717,414
CG Power & Industrial Solutions Ltd.	169,196	1,077,948
Cholamandalam Investment and Finance Co. Ltd.	128,065	2,274,292
Cipla Ltd.	172,023	2,479,188
Coal India Ltd.	487,241	2,337,238
Colgate-Palmolive India Ltd.	32,670	751,205
Coromandel International Ltd.	33,494	832,332
Cummins India Ltd.	31,387	1,404,613
Dabur India Ltd.	149,060	821,345
Divi's Laboratories Ltd.	40,028	2,637,095
Dixon Technologies India Ltd.	10,051	1,142,944
DLF Ltd.	200,400	1,387,599
Dr Reddy's Laboratories Ltd.	177,342	2,346,529
Eicher Motors Ltd.	41,262	3,197,850
Eternal Ltd.(a)	743,152	2,215,160
Fortis Healthcare Ltd.	134,852	1,249,928
FSN E-Commerce Ventures Ltd.(a)	325,451	840,377
GAIL India Ltd.	699,341	1,273,961
GE Vernova T&D India Ltd.	35,184	1,235,547
GMR Airports Infrastructure Ltd.(a)	684,743	699,526
Godrej Consumer Products Ltd.	108,339	1,360,335
Godrej Properties Ltd.(a)	30,995	532,053
Grasim Industries Ltd.	79,249	2,432,103
Havells India Ltd.	87,629	1,224,115
HCL Technologies Ltd.	293,688	5,419,309
HDFC Asset Management Co. Ltd.(c)	44,746	1,225,162
HDFC Bank Ltd.	3,140,325	31,752,675
HDFC Life Insurance Co. Ltd.(c)	260,065	2,068,469
Hero MotoCorp Ltd.	33,650	2,026,815
Hindalco Industries Ltd.	390,873	4,068,717
Hindustan Aeronautics Ltd.	52,577	2,641,574
Hindustan Petroleum Corp. Ltd.	236,197	1,096,328
Hindustan Unilever Ltd.	227,388	5,870,605
Hitachi Energy India Ltd.	3,779	775,601
Hyundai Motor India Ltd.	45,850	1,095,421
ICICI Bank Ltd.	1,371,764	20,223,397
ICICI Lombard General Insurance Co. Ltd.(c)	71,152	1,404,105
ICICI Prudential Life Insurance Co. Ltd.(c)	93,943	650,656
IDFC First Bank Ltd.	927,687	844,049
Indian Hotels Co. Ltd., Class A	230,300	1,689,443
Indian Oil Corp. Ltd.	774,660	1,375,737
Indian Railway Catering & Tourism Corp. Ltd.	69,841	473,544
Indus Towers Ltd.(a)	335,315	1,626,560
IndusInd Bank Ltd.(a)	138,880	1,354,633
Info Edge India Ltd.	121,148	1,648,890
Infosys Ltd.	929,327	16,622,203
InterGlobe Aviation Ltd.(c)	58,517	2,924,428
ITC Ltd.	898,455	3,149,474
Jindal Stainless Ltd.	106,731	952,452
Jindal Steel Ltd.	97,795	1,198,325
Jio Financial Services Ltd.	833,334	2,307,874
JSW Energy Ltd.	135,613	677,921
JSW Steel Ltd.	204,879	2,693,059
Jubilant Foodworks Ltd.	118,201	639,600
Kalyan Jewellers India Ltd.	133,131	524,177
Kotak Mahindra Bank Ltd.	1,506,661	6,686,605

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Kwality Wall S India Ltd. Npv, NVS	212,245	$92,754
Larsen & Toubro Ltd.	181,570	7,768,893
Lodha Developers Ltd.(c)	81,250	859,413
LTIMindtree Ltd.(c)	31,334	2,037,030
Lupin Ltd.	80,403	1,884,168
Mahindra & Mahindra Ltd.	261,867	9,778,035
Mankind Pharma Ltd.	36,044	833,320
Marico Ltd.	148,901	1,183,717
Maruti Suzuki India Ltd.	37,378	5,938,177
Max Healthcare Institute Ltd.	221,526	2,306,783
Mphasis Ltd.	20,885	628,111
MRF Ltd.	466	669,990
Muthoot Finance Ltd.	34,116	1,421,645
Nestle India Ltd.	179,260	2,603,420
NHPC Ltd., NVS	852,997	726,332
NMDC Ltd.	860,631	758,123
NTPC Ltd.	1,159,578	4,492,851
Oberoi Realty Ltd.	32,125	521,396
Oil & Natural Gas Corp. Ltd.	967,751	2,837,088
Oil India Ltd.	109,970	611,208
One 97 Communications Ltd., NVS(a)	105,249	1,303,527
Oracle Financial Services Software Ltd.	6,098	514,783
Page Industries Ltd.	1,783	639,972
PB Fintech Ltd.(a)	96,577	1,740,105
Persistent Systems Ltd., NVS	31,166	2,049,251
Petronet LNG Ltd.	136,762	431,329
Phoenix Mills Ltd.(The)	55,540	1,009,578
PI Industries Ltd.	23,399	813,195
Pidilite Industries Ltd.	91,736	1,427,678
Polycab India Ltd.	11,997	917,059
Power Finance Corp. Ltd.	404,250	1,669,511
Power Grid Corp. of India Ltd.	1,278,275	3,568,334
Prestige Estates Projects Ltd.	43,727	695,565
Punjab National Bank	599,907	817,835
Rail Vikas Nigam Ltd.	118,665	443,647
REC Ltd.	362,257	1,435,931
Reliance Industries Ltd.	1,696,551	25,778,960
Samvardhana Motherson International Ltd.	1,021,906	1,256,565
SBI Cards & Payment Services Ltd.	69,243	567,230
SBI Life Insurance Co. Ltd.(c)	127,736	2,778,580
Shree Cement Ltd.	2,849	836,940
Shriram Finance Ltd.	434,438	4,822,501
Siemens Energy India Ltd., NVS	24,490	663,412
Siemens Ltd.	22,438	757,354
Solar Industries India Ltd.	7,634	1,120,086
SRF Ltd.	40,714	1,247,496
State Bank of India	523,743	6,138,606
Sun Pharmaceutical Industries Ltd.	261,220	4,533,086
Sundaram Finance Ltd.	17,069	978,762
Supreme Industries Ltd.	16,086	615,532
Suzlon Energy Ltd.(a)	2,609,296	1,354,918
Swiggy Ltd.(a)	448,145	1,510,979
Tata Communications Ltd.	27,944	478,259
Tata Consultancy Services Ltd.	249,912	8,499,024
Tata Consumer Products Ltd.	180,096	2,223,330
Tata Motors Ltd./new, NVS(a)	549,311	2,737,971
Tata Motors Passenger Vehicles Limited	557,476	2,124,474
Tata Power Co. Ltd.(The)	416,513	1,659,311
Tata Steel Ltd.	2,051,895	4,283,039
Tech Mahindra Ltd.	182,340	3,459,724
Titan Co. Ltd.	99,489	4,304,915
Torrent Pharmaceuticals Ltd.	28,422	1,224,751
Security	Shares	Value
India (continued)
Torrent Power Ltd.	47,546	$717,818
Trent Ltd.	55,452	2,283,777
Tube Investments of India Ltd.	33,740	858,617
TVS Motor Co. Ltd.	84,514	3,383,036
UltraTech Cement Ltd.	37,326	5,158,912
Union Bank of India Ltd.	389,228	766,101
United Spirits Ltd.	78,360	1,160,737
UPL Ltd.	147,310	1,128,690
Varun Beverages Ltd.	372,087	1,905,952
Vedanta Ltd.	332,007	2,455,455
Vishal Mega Mart Ltd.(a)	606,046	829,856
Vodafone Idea Ltd.(a)	6,799,760	828,067
Voltas Ltd.	68,894	995,838
WAAREE Energies Ltd.	25,952	787,654
Wipro Ltd.	712,231	1,837,692
Yes Bank Ltd.(a)	4,325,549	1,008,050
Zydus Lifesciences Ltd.	53,386	514,296
		415,745,285
Indonesia — 0.1%
Amman Mineral Internasional PT(a)	3,579,300	1,609,292
Astra International Tbk PT	6,729,600	2,551,671
Bank Central Asia Tbk PT	15,682,400	6,929,260
Bank Mandiri Persero Tbk PT	10,430,728	3,001,401
Bank Negara Indonesia Persero Tbk PT	5,031,076	1,350,365
Bank Rakyat Indonesia Persero Tbk PT	19,902,030	4,517,837
Barito Pacific Tbk PT(a)	5,792,464	745,411
Barito Renewables Energy Tbk PT	1,879,700	954,688
Bumi Resources Minerals Tbk PT(a)	15,882,500	1,007,766
Chandra Asri Pacific Tbk PT	2,355,541	908,870
Charoen Pokphand Indonesia Tbk PT	2,389,745	631,576
Dian Swastatika Sentosa Tbk PT(a)	235,600	1,389,598
GoTo Gojek Tokopedia Tbk PT(a)	254,810,900	979,623
Indofood Sukses Makmur Tbk PT	1,754,300	712,406
Petrindo Jaya Kreasi Tbk PT	6,389,500	690,908
Sumber Alfaria Trijaya Tbk PT	5,838,000	607,466
Telkom Indonesia Persero Tbk PT	13,198,600	2,821,336
United Tractors Tbk PT	455,306	709,301
		32,118,775
Ireland — 0.1%
AIB Group PLC	598,973	6,695,398
Bank of Ireland Group PLC	268,660	5,458,487
Kerry Group PLC, Class A	52,204	4,640,514
Kingspan Group PLC	36,308	3,161,504
Ryanair Holdings PLC	239,277	8,120,903
		28,076,806
Israel — 0.3%
Azrieli Group Ltd.	10,219	1,370,420
Bank Hapoalim BM	337,417	8,341,431
Bank Leumi Le-Israel BM	420,780	10,115,269
Check Point Software Technologies Ltd.(a)(b)	24,335	4,368,376
CyberArk Software Ltd.(a)	13,697	5,901,078
Elbit Systems Ltd.	7,641	5,404,467
ICL Group Ltd.	273,122	1,483,011
Israel Discount Bank Ltd., Class A	342,934	4,040,229
Mizrahi Tefahot Bank Ltd.	50,763	3,971,140
Monday.com Ltd.(a)	12,233	1,403,737
Nice Ltd.(a)	17,673	1,869,343
Nova Ltd.(a)	8,059	3,933,962
Phoenix Financial Ltd.	55,503	2,693,986
Teva Pharmaceutical Industries Ltd., ADR(a)	323,098	11,011,180
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Wix.com Ltd.(a)(b)	16,050	$1,393,782
		67,301,411
Italy — 0.7%
Banca Mediolanum SpA	63,306	1,485,045
Banca Monte dei Paschi di Siena SpA	552,357	5,730,039
Banco BPM SpA	327,032	4,901,985
BPER Banca SpA	416,358	5,863,749
Buzzi SpA	20,242	1,152,206
CNH Industrial NV	253,989	2,732,922
Davide Campari-Milano NV	196,897	1,403,324
Enel SpA	2,304,095	25,456,902
Eni SpA	576,807	11,789,420
Ferrari NV	35,176	11,732,807
FinecoBank Banca Fineco SpA	159,224	4,221,065
Generali	252,699	10,307,689
Infrastrutture Wireless Italiane SpA(c)	45,609	403,214
Intesa Sanpaolo SpA	4,158,123	29,436,945
Leonardo SpA	113,618	7,592,705
Moncler SpA	59,013	3,438,314
Nexi SpA(c)	146,262	624,460
Poste Italiane SpA(c)	105,156	2,769,615
Prysmian SpA	76,692	9,083,650
Recordati Industria Chimica e Farmaceutica SpA	35,065	1,932,058
Snam SpA	634,369	4,359,818
Stellantis NV	580,039	5,691,601
Telecom Italia SpA/Milano(a)	3,091,893	2,097,333
Tenaris SA, NVS	118,220	2,626,014
Terna - Rete Elettrica Nazionale	470,275	5,096,046
UniCredit SpA	394,926	34,416,231
Unipol Assicurazioni SpA	101,318	2,256,530
		198,601,687
Japan — 5.0%
Advantest Corp.	216,900	35,872,327
Aeon Co. Ltd.	627,300	8,579,956
AGC, Inc.	50,400	1,859,734
Aisin Corp.	142,600	2,554,679
Ajinomoto Co., Inc.	253,200	5,792,415
ANA Holdings, Inc.	37,000	718,352
Asahi Group Holdings Ltd.	429,600	4,497,418
Asahi Kasei Corp.	327,500	3,177,080
Asics Corp.	196,100	4,720,652
Astellas Pharma, Inc.	502,800	6,993,891
Bandai Namco Holdings, Inc.	161,800	4,198,501
Bridgestone Corp.	314,000	7,069,477
Canon, Inc.	242,400	7,378,384
Capcom Co. Ltd.	99,100	2,525,951
Central Japan Railway Co.	209,000	5,830,696
Chiba Bank Ltd.(The)	160,200	2,168,902
Chubu Electric Power Co., Inc.	180,000	2,615,149
Chugai Pharmaceutical Co. Ltd.	188,500	10,767,249
Dai Nippon Printing Co. Ltd.	123,000	2,206,891
Daifuku Co. Ltd.	86,800	3,113,793
Dai-ichi Life Holdings, Inc.	992,200	8,725,548
Daiichi Sankyo Co. Ltd.	507,200	9,291,708
Daikin Industries Ltd.	73,200	8,771,584
Daito Trust Construction Co. Ltd.	63,500	1,288,886
Daiwa House Industry Co. Ltd.	150,600	5,131,554
Daiwa Securities Group, Inc.	398,200	3,880,213
Denso Corp.	497,300	6,899,919
Disco Corp.	25,100	10,698,890
East Japan Railway Co.	261,500	6,564,759
Security	Shares	Value
Japan (continued)
Ebara Corp.	138,500	$4,193,064
Eisai Co. Ltd.	65,200	1,817,739
ENEOS Holdings, Inc.	754,380	6,375,954
FANUC Corp.	255,100	10,243,432
Fast Retailing Co. Ltd.	53,000	20,221,239
Fuji Electric Co. Ltd.	40,800	2,906,291
FUJIFILM Holdings Corp.	304,800	6,088,459
Fujikura Ltd.	68,500	8,609,554
Fujitsu Ltd.	497,900	13,834,541
Hankyu Hanshin Holdings, Inc.	61,500	1,717,267
Hikari Tsushin, Inc.	5,400	1,491,379
Hitachi Ltd.	1,300,100	45,113,611
Honda Motor Co. Ltd.	1,048,100	10,541,299
Hoya Corp.	97,300	16,322,641
Hulic Co. Ltd.	124,800	1,487,231
Idemitsu Kosan Co. Ltd.	210,600	1,786,996
IHI Corp.	300,400	6,950,110
Inpex Corp.	236,100	5,289,636
Isuzu Motors Ltd.	138,300	2,227,986
ITOCHU Corp.	1,661,000	21,265,072
Japan Airlines Co. Ltd.	42,000	793,599
Japan Exchange Group, Inc.	295,800	3,227,834
Japan Post Bank Co. Ltd.	513,100	9,116,454
Japan Post Holdings Co. Ltd.	505,100	6,077,773
Japan Post Insurance Co. Ltd.	50,200	1,554,797
Japan Tobacco, Inc.	344,100	12,436,346
JFE Holdings, Inc.	136,400	1,836,377
JX Advanced Metals Corp.	178,800	2,893,228
Kajima Corp.	126,600	5,164,743
Kansai Electric Power Co., Inc.(The)	254,800	4,065,316
Kao Corp.	127,600	5,104,315
Kawasaki Heavy Industries Ltd.	45,200	3,773,124
Kawasaki Kisen Kaisha Ltd.	95,000	1,372,756
KDDI Corp.	824,000	13,912,396
Keyence Corp.	53,100	19,480,285
Kikkoman Corp.	187,500	1,696,043
Kioxia Holdings Corp.(a)	55,800	7,632,673
Kirin Holdings Co. Ltd.	224,100	3,484,137
Kobe Bussan Co. Ltd.	45,000	1,099,777
Komatsu Ltd.	267,700	10,246,268
Konami Group Corp.	28,700	4,190,866
Kubota Corp.	271,200	4,155,234
Kyocera Corp.	351,800	5,277,987
Kyowa Kirin Co. Ltd.	55,800	905,863
Lasertec Corp.	22,100	5,077,196
LY Corp.	783,600	2,006,345
M3, Inc.	129,000	1,591,735
Makita Corp.	62,900	2,185,495
Marubeni Corp.	395,300	13,103,463
MatsukiyoCocokara & Co.	87,100	1,394,636
Minebea Mitsumi, Inc.	111,200	2,272,587
Mitsubishi Chemical Group Corp.	331,800	2,190,610
Mitsubishi Corp.	905,300	24,050,497
Mitsubishi Electric Corp.	544,100	17,009,595
Mitsubishi Estate Co. Ltd.	290,700	7,408,755
Mitsubishi HC Capital, Inc.	257,900	2,250,677
Mitsubishi Heavy Industries Ltd.	904,200	26,623,202
Mitsubishi UFJ Financial Group, Inc.	3,267,800	59,181,015
Mitsui & Co. Ltd.	690,800	22,565,006
Mitsui Fudosan Co. Ltd.	753,800	8,643,751
Mitsui OSK Lines Ltd.	97,000	3,040,459
Mizuho Financial Group, Inc.	709,190	30,791,545

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
MonotaRO Co. Ltd.	75,300	$1,015,718
MS&AD Insurance Group Holdings, Inc.	364,000	9,273,832
Murata Manufacturing Co. Ltd.	470,700	9,562,529
NEC Corp.	362,700	12,295,400
Nexon Co. Ltd.	106,400	2,545,535
Nidec Corp.	231,000	3,304,400
Nintendo Co. Ltd.	306,700	18,992,553
Nippon Building Fund, Inc.	2,312	2,144,577
Nippon Paint Holdings Co. Ltd.	281,600	1,869,829
Nippon Sanso Holdings Corp.	45,500	1,380,613
Nippon Steel Corp.	1,380,270	5,751,658
Nippon Yusen KK	125,800	4,134,400
Nissan Motor Co. Ltd.(a)	639,600	1,558,938
Nitori Holdings Co. Ltd.	103,100	1,762,389
Nitto Denko Corp.	192,500	4,277,991
Nomura Holdings, Inc.	834,000	7,557,989
Nomura Research Institute Ltd.	108,600	3,303,654
NTT, Inc.	8,538,200	8,579,860
Obayashi Corp.	195,500	4,413,085
Obic Co. Ltd.	95,600	2,657,102
Olympus Corp.	331,400	3,958,409
Oracle Corp./Japan	8,800	595,452
Oriental Land Co. Ltd./Japan	301,300	5,274,680
ORIX Corp.	323,700	9,864,884
Osaka Gas Co. Ltd.	105,500	3,960,750
Otsuka Corp.	61,600	1,221,312
Otsuka Holdings Co. Ltd.	121,000	7,244,073
Pan Pacific International Holdings Corp.	545,100	3,227,286
Panasonic Holdings Corp.	660,800	9,060,026
Rakuten Group, Inc.(a)	420,900	2,523,595
Recruit Holdings Co. Ltd.	396,700	20,895,681
Renesas Electronics Corp.	486,800	8,093,271
Resona Holdings, Inc.	585,000	6,821,174
Ryohin Keikaku Co. Ltd.	136,800	2,728,448
Sanrio Co. Ltd.	47,200	1,460,294
SBI Holdings, Inc.	158,260	3,578,893
SCREEN Holdings Co. Ltd.	21,100	2,687,148
Secom Co. Ltd.	108,600	3,978,407
Seibu Holdings, Inc.	65,800	1,743,449
Sekisui Chemical Co. Ltd.	108,100	1,912,006
Sekisui House Ltd.	164,300	3,661,721
Seven & i Holdings Co. Ltd.	590,700	8,459,176
SG Holdings Co. Ltd.	86,200	829,917
Shimadzu Corp.	65,100	1,764,347
Shimano, Inc.	20,100	2,291,148
Shin-Etsu Chemical Co. Ltd.	479,800	15,778,011
Shionogi & Co. Ltd.	215,000	4,426,674
Shiseido Co. Ltd.	108,100	1,846,317
SMC Corp.	16,000	6,220,340
SoftBank Corp.	8,174,200	11,110,855
SoftBank Group Corp.	1,086,200	29,661,284
Sompo Holdings, Inc.	243,200	8,386,633
Sony Financial Group, Inc.(a)	1,747,800	1,756,157
Sony Group Corp.	1,740,100	38,365,563
Subaru Corp.	156,600	3,361,913
Sumitomo Corp.	297,400	12,077,144
Sumitomo Electric Industries Ltd.	203,600	8,913,509
Sumitomo Metal Mining Co. Ltd.	65,000	3,673,044
Sumitomo Mitsui Financial Group, Inc.	1,048,500	36,897,184
Sumitomo Mitsui Trust Group, Inc.	178,716	5,968,897
Sumitomo Realty & Development Co. Ltd.	173,800	4,839,805
Suntory Beverage & Food Ltd.	41,700	1,321,016
Security	Shares	Value
Japan (continued)
Suzuki Motor Corp.	426,800	$5,819,447
Sysmex Corp.	131,200	1,241,449
T&D Holdings, Inc.	130,100	3,213,337
Taisei Corp.	38,100	3,800,403
Takeda Pharmaceutical Co. Ltd.	438,534	14,927,568
TDK Corp.	548,100	7,072,259
Terumo Corp.	363,500	4,755,035
TIS, Inc.	59,100	1,719,722
Toho Co. Ltd./Tokyo	28,100	1,430,238
Tokio Marine Holdings, Inc.	519,700	19,370,536
Tokyo Electron Ltd.	126,000	33,573,814
Tokyo Gas Co. Ltd.	86,600	3,842,063
Tokyo Metro Co. Ltd.	98,600	1,052,833
Tokyu Corp.	136,800	1,542,934
Toppan Holdings, Inc.	60,500	1,868,830
Toray Industries, Inc.	400,400	2,953,434
Toyota Industries Corp.	46,600	5,962,750
Toyota Motor Corp.	2,680,100	60,745,771
Toyota Tsusho Corp.	187,100	6,814,036
Trend Micro, Inc./Japan(a)	32,900	1,290,599
Unicharm Corp.	313,800	1,904,780
West Japan Railway Co.	126,700	2,589,043
Yamaha Motor Co. Ltd.	245,000	1,850,166
Yokogawa Electric Corp.	61,400	2,047,006
Yokohama Financial Group, Inc.	294,500	2,682,226
Zensho Holdings Co. Ltd.(b)	24,800	1,344,083
ZOZO, Inc.	128,800	1,063,818
		1,348,562,944
Kuwait — 0.1%
Boubyan Bank KSCP	536,565	1,184,601
Kuwait Finance House KSCP	3,047,475	8,018,104
Mabanee Co. KPSC	264,624	865,995
Mobile Telecommunications Co. KSCP	654,664	1,087,199
National Bank of Kuwait SAKP	2,105,499	6,523,633
Warba Bank KSCP(a)	623,586	575,551
		18,255,083
Malaysia — 0.1%
AMMB Holdings Bhd	701,500	1,147,310
Axiata Group Bhd(b)	352,300	205,407
CELCOMDIGI Bhd	1,068,683	883,864
CIMB Group Holdings Bhd(b)	2,262,900	4,930,209
Gamuda Bhd(b)	1,087,600	1,222,825
Hong Leong Bank Bhd	198,400	1,298,377
IHH Healthcare Bhd	733,200	1,664,708
Kuala Lumpur Kepong Bhd	92,900	459,551
Malayan Banking Bhd	1,714,000	5,129,792
Maxis Bhd	808,200	784,329
MISC Bhd	365,300	740,980
MR DIY Group M Bhd(c)	954,000	443,716
Nestle Malaysia Bhd	21,400	608,016
Petronas Chemicals Group Bhd(b)	1,011,600	830,469
Petronas Gas Bhd	352,400	1,643,103
Press Metal Aluminium Holdings Bhd	1,241,000	2,378,910
Public Bank Bhd	3,644,750	4,504,885
RHB Bank Bhd	406,400	870,944
SD Guthrie Bhd	336,100	497,926
Sunway Bhd(b)	703,500	1,025,986
Telekom Malaysia Bhd	404,400	811,169
Tenaga Nasional Bhd(b)	842,500	2,980,862
YTL Corp. Bhd	1,083,000	571,045
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
YTL Power International Bhd(b)	1,011,840	$828,256
		36,462,639
Mexico — 0.2%
America Movil SAB de CV, Series B, Class B	5,129,910	5,286,660
Arca Continental SAB de CV	123,700	1,393,996
Cemex SAB de CV, NVS	4,241,954	5,262,392
Coca-Cola Femsa SAB de CV	124,900	1,306,318
Fibra Uno Administracion SA de CV	674,500	1,049,034
Fomento Economico Mexicano SAB de CV	536,700	5,601,630
Gruma SAB de CV, Class B	42,125	758,544
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	86,230	1,255,013
Grupo Aeroportuario del Pacifico SAB de CV, Class B	106,680	2,929,000
Grupo Aeroportuario del Sureste SAB de CV, Class B	54,105	1,871,848
Grupo Bimbo SAB de CV, Series A, Class A	379,400	1,317,783
Grupo Carso SAB de CV, Series A1, Class A	201,200	1,369,693
Grupo Comercial Chedraui SA de CV	69,900	479,853
Grupo Financiero Banorte SAB de CV, Class O	750,600	8,485,697
Grupo Financiero Inbursa SAB de CV, Class O	633,200	1,584,087
Grupo Mexico SAB de CV, Series B, Class B	961,328	10,674,393
Industrias Penoles SAB de CV(a)	54,400	3,152,685
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	679,795
Prologis Property Mexico SA de CV	266,880	1,226,280
Sigma Foods SAB de CV, Class A	695,000	686,808
Wal-Mart de Mexico SAB de CV	1,448,400	4,596,490
		60,967,999
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	170,442	6,279,636
Adyen NV(a)(c)	7,249	10,749,134
Aegon Ltd.	454,012	3,566,026
AerCap Holdings NV	50,412	7,242,188
Akzo Nobel NV	50,106	3,510,288
ASM International NV	13,081	10,985,858
ASML Holding NV	109,207	156,592,486
ASR Nederland NV	40,013	2,906,170
BE Semiconductor Industries NV	22,471	4,373,830
Coca-Cola Europacific Partners PLC	61,408	5,631,114
CVC Capital Partners PLC(c)	55,770	990,853
DSM-Firmenich AG	52,898	4,171,195
EXOR NV, NVS	22,575	1,853,544
Heineken Holding NV	39,355	2,925,220
Heineken NV	79,507	6,563,270
IMCD NV	15,017	1,403,675
ING Groep NV	853,181	25,161,072
InPost SA(a)	59,758	936,635
JDE Peet's NV	46,461	1,749,123
Koninklijke Ahold Delhaize NV, Class N	250,467	9,793,295
Koninklijke KPN NV	1,057,406	5,178,659
Koninklijke Philips NV	215,971	6,201,782
Magnum Ice Cream Co NV.(The)(a)	132,278	2,350,994
Nebius Group NV, Class A(a)	61,057	5,201,446
NN Group NV	76,266	6,045,392
Prosus NV	369,720	21,259,360
QIAGEN NV	56,673	3,004,757
Randstad NV	31,300	1,120,118
Universal Music Group NV	316,177	7,751,882
Wolters Kluwer NV	67,511	6,339,484
		331,838,486
Security	Shares	Value
New Zealand — 0.0%
Auckland International Airport Ltd.	418,789	$2,082,782
Contact Energy Ltd.	224,934	1,267,692
Fisher & Paykel Healthcare Corp. Ltd., Class C	175,673	4,103,956
Infratil Ltd.	273,434	1,818,952
Meridian Energy Ltd.	280,071	950,109
		10,223,491
Norway — 0.1%
Aker BP ASA	100,970	2,972,343
DNB Bank ASA	260,090	7,457,648
Equinor ASA	203,540	5,470,852
Gjensidige Forsikring ASA	42,183	1,200,636
Kongsberg Gruppen ASA	127,823	4,390,858
Mowi ASA	116,377	2,682,732
Norsk Hydro ASA	421,666	3,743,499
Orkla ASA	239,556	2,850,323
Salmar ASA	17,034	1,014,723
Telenor ASA	191,659	3,224,003
Yara International ASA	51,951	2,387,811
		37,395,428
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	55,258	1,893,139
Credicorp Ltd.	18,801	6,708,761
Southern Copper Corp.	27,476	5,229,232
		13,831,132
Philippines — 0.0%
Ayala Corp.	51,850	445,582
Ayala Land, Inc.	2,553,800	920,823
Bank of the Philippine Islands	619,988	1,305,670
BDO Unibank, Inc.	659,768	1,512,146
International Container Terminal Services, Inc.	210,280	2,303,185
Jollibee Foods Corp.	179,700	625,426
Metropolitan Bank & Trust Co.	517,180	641,199
PLDT, Inc.	16,515	376,925
SM Investments Corp.	70,920	843,131
SM Prime Holdings, Inc.	3,408,425	1,250,363
		10,224,450
Poland — 0.1%
Allegro.eu SA (a)(c)	194,813	1,600,361
Bank Millennium SA(a)	172,632	835,110
Bank Polska Kasa Opieki SA	61,557	3,743,773
Budimex SA	3,542	684,714
CCC SA(a)(b)	15,308	505,972
CD Projekt SA	16,970	1,238,752
Dino Polska SA(a)(c)	148,704	1,573,221
KGHM Polska Miedz SA(a)	46,815	4,343,803
LPP SA	303	1,673,326
mBank SA(a)	2,468	719,919
ORLEN SA	149,441	4,541,897
PGE Polska Grupa Energetyczna SA(a)	194,349	548,134
Powszechna Kasa Oszczednosci Bank Polski SA	269,989	7,022,647
Powszechny Zaklad Ubezpieczen SA	174,955	3,442,471
Santander Bank Polska SA	9,521	1,493,696
Zabka Group SA(a)	85,128	517,498
		34,485,294
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	2,205,595	2,387,340
Banco Espirito Santo SA, Registered,NVS(d)(e)	3	—
EDP Renovaveis SA	78,080	1,186,143
EDP SA	874,659	4,472,520
Galp Energia SGPS SA	134,891	2,684,011

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	85,053	$2,005,639
		12,735,653
Qatar — 0.1%
Al Rayan Bank	1,481,824	924,789
Commercial Bank PSQC(The)	900,003	1,173,020
Dukhan Bank	665,203	650,508
Industries Qatar QSC	495,226	1,726,938
Mesaieed Petrochemical Holding Co.	1,233,545	370,429
Ooredoo QPSC	463,018	1,804,073
Qatar Gas Transport Co. Ltd.	909,529	1,197,914
Qatar Islamic Bank QPSC	543,443	3,728,783
Qatar National Bank QPSC	1,259,246	6,854,373
		18,430,827
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	62
Mobile TeleSystems PJSC(a)(d)	482,206	63
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	65
PhosAgro PJSC(a)(d)	511	5
Polyus PJSC(a)(d)	97,810	1
Rosneft Oil Co. PJSC(a)(d)	352,530	46
Sberbank of Russia PJSC(a)(d)	2,557,600	337
Severstal PAO(a)(d)	47,814	6
TCS Group Holding PLC, GDR(a)(d)(e)	35,279	5
X5 Retail Group NV, GDR(a)(d)(e)	24,002	3
		593
Saudi Arabia — 0.3%
ACWA Power Co.(a)	43,963	2,194,085
Ades Holding Co.	112,628	577,082
Al Rajhi Bank	552,125	15,766,644
Alinma Bank	408,750	3,104,780
Almarai Co. JSC	129,050	1,522,326
Arab National Bank	220,060	1,335,599
Arabian Internet & Communications Services Co.	5,700	356,221
Bank AlBilad	193,845	1,372,537
Bank Al-Jazira(a)	211,890	707,738
Banque Saudi Fransi	409,562	1,971,471
Bupa Arabia for Cooperative Insurance Co.	19,939	875,946
Co. for Cooperative Insurance(The)	17,265	630,630
Dar Al Arkan Real Estate Development Co.(a)	168,874	841,787
Dr Sulaiman Al Habib Medical Services Group Co.	23,467	1,636,752
Elm Co.	6,682	1,382,034
Etihad Etisalat Co.	115,779	2,178,741
Jabal Omar Development Co.(a)	163,938	721,167
Makkah Construction & Development Co.	27,665	666,786
Mouwasat Medical Services Co.	32,345	600,376
Riyad Bank	486,443	3,650,587
SABIC Agri-Nutrients Co.	73,852	2,460,531
Sahara International Petrochemical Co.	101,323	413,994
SAL Saudi Logistics Services	6,721	323,062
Saudi Arabian Mining Co.(a)	417,447	8,481,665
Saudi Arabian Oil Co.(c)	1,651,442	11,352,382
Saudi Awwal Bank	277,839	2,640,021
Saudi Basic Industries Corp.	259,154	3,928,041
Saudi Electricity Co.	223,911	859,586
Saudi Investment Bank(The)	117,622	438,990
Saudi National Bank(The)	864,155	10,335,669
Saudi Research & Media Group(a)	7,060	225,340
Saudi Tadawul Group Holding Co.	12,524	536,595
Saudi Telecom Co.	515,518	6,119,602
Yanbu National Petrochemical Co.	64,223	462,583
		90,671,350
Security	Shares	Value
Singapore — 0.4%
CapitaLand Ascendas REIT	1,258,279	$2,815,850
CapitaLand Integrated Commercial Trust	1,952,720	3,666,044
CapitaLand Investment Ltd./Singapore	915,500	2,216,542
DBS Group Holdings Ltd.	587,760	27,320,469
Grab Holdings Ltd., Class A(a)	633,354	2,723,422
Keppel Ltd.	476,900	4,102,686
Oversea-Chinese Banking Corp. Ltd.	954,200	15,925,159
Sea Ltd., ADR(a)	110,896	12,918,275
Sembcorp Industries Ltd.(b)	272,400	1,290,761
Singapore Airlines Ltd.	448,300	2,237,920
Singapore Exchange Ltd.	176,600	2,446,988
Singapore Technologies Engineering Ltd.	432,300	3,323,344
Singapore Telecommunications Ltd.	2,191,400	7,908,084
United Overseas Bank Ltd.	336,000	10,126,750
Wilmar International Ltd.	425,000	1,134,767
Yangzijiang Shipbuilding Holdings Ltd.	657,000	1,725,487
		101,882,548
South Africa — 0.4%
Absa Group Ltd.	219,493	3,458,674
Anglogold Ashanti PLC	139,494	12,575,039
Bid Corp. Ltd.	112,405	2,813,300
Bidvest Group Ltd.(The)	85,142	1,231,977
Capitec Bank Holdings Ltd.	24,901	6,685,759
Clicks Group Ltd.	54,661	1,088,989
Discovery Ltd.	121,357	1,767,043
FirstRand Ltd.	1,384,027	7,894,290
Gold Fields Ltd.	262,079	12,961,021
Harmony Gold Mining Co. Ltd.	162,826	3,459,819
Impala Platinum Holdings Ltd.	224,703	4,188,293
MTN Group Ltd.	488,068	5,419,787
Naspers Ltd., Class N	225,421	13,801,456
Nedbank Group Ltd.	158,170	2,598,086
NEPI Rockcastle NV	88,615	809,802
Northam Platinum Holdings Ltd.	91,614	2,182,744
OUTsurance Group Ltd.	241,676	1,068,364
Pepkor Holdings Ltd.(c)	993,300	1,623,027
Reinet Investments SCA	31,273	1,074,999
Remgro Ltd.	98,028	1,109,360
Sanlam Ltd.	485,021	3,032,554
Sasol Ltd.(a)	159,553	1,126,968
Shoprite Holdings Ltd.	138,710	2,288,576
Sibanye Stillwater Ltd.(a)(b)	730,363	3,178,837
Standard Bank Group Ltd.	360,165	6,619,101
Valterra Platinum Ltd.	71,713	6,443,279
Vodacom Group Ltd.	119,982	1,118,285
		111,619,429
South Korea — 1.7%
Alteogen, Inc.(a)	11,797	3,373,570
Amorepacific Corp.	8,146	784,103
APR Corp./Korea	6,669	1,250,959
Celltrion, Inc.	46,093	6,708,189
Coway Co. Ltd.	17,915	1,036,565
DB Insurance Co. Ltd.	8,850	873,756
Doosan Bobcat, Inc.	15,668	637,875
Doosan Co. Ltd.	2,080	1,218,997
Doosan Enerbility Co. Ltd.(a)(b)	126,413	7,891,459
Ecopro BM Co. Ltd.(a)(b)	13,498	2,162,178
Ecopro Co. Ltd.	30,043	3,370,325
Hana Financial Group, Inc.	88,082	6,120,121
Hanjin Kal Corp.	6,952	542,842
Hankook Tire & Technology Co. Ltd.	18,903	836,057
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hanmi Semiconductor Co. Ltd.	11,650	$1,685,254
Hanwha Aerospace Co. Ltd.	9,238	8,315,871
Hanwha Ocean Co. Ltd.(a)	35,612	3,419,873
Hanwha Systems Co. Ltd.	21,396	1,400,238
HD Hyundai Co. Ltd.	11,574	1,878,319
HD Hyundai Electric Co. Ltd.	6,656	4,077,764
HD Hyundai Heavy Industries Co. Ltd.	9,669	3,848,551
HD Hyundai Marine Solution Co. Ltd., Class C	4,231	536,457
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,720	3,357,002
HLB, Inc.(a)	38,845	1,489,873
HMM Co. Ltd.	73,812	1,023,083
HYBE Co. Ltd.	4,578	1,183,194
Hyosung Heavy Industries Corp.	1,516	2,719,037
Hyundai Glovis Co. Ltd.	11,446	1,929,787
Hyundai Mobis Co. Ltd.	18,304	5,719,209
Hyundai Motor Co.	40,441	14,077,733
Hyundai Rotem Co. Ltd.	20,391	3,260,425
Industrial Bank of Korea	37,236	572,090
Kakao Corp.	89,219	3,792,190
KakaoBank Corp.	42,100	667,809
KB Financial Group, Inc.	105,730	9,896,242
Kia Corp.	71,584	7,616,763
Korea Aerospace Industries Ltd.	24,015	2,798,929
Korea Electric Power Corp.	72,087	2,907,490
Korea Investment Holdings Co. Ltd.	11,844	1,771,799
Korean Air Lines Co. Ltd.	35,198	567,502
Krafton, Inc.(a)	7,411	1,301,045
KT&G Corp.	29,494	3,153,485
LG Chem Ltd.(b)	14,936	3,207,077
LG Corp.	27,908	1,771,553
LG Display Co. Ltd.(a)	107,533	867,052
LG Electronics, Inc.	31,811	2,181,080
LG Energy Solution Ltd.(a)	12,935	3,555,654
LG H&H Co. Ltd.(b)	2,907	528,233
LG Uplus Corp.	30,970	344,255
LIG Nex1 Co. Ltd.	3,735	1,245,813
LS Electric Co. Ltd.	4,905	1,911,475
Meritz Financial Group, Inc.	26,394	2,134,093
Mirae Asset Securities Co. Ltd.	64,379	1,908,549
NAVER Corp.	39,514	7,510,887
POSCO Future M Co. Ltd.(a)	10,144	1,569,522
POSCO Holdings, Inc.	19,324	4,637,056
Posco International Corp.	13,678	590,618
Samsung Biologics Co. Ltd.(a)(c)	3,324	4,017,083
Samsung C&T Corp.	26,936	5,614,932
Samsung Electro-Mechanics Co. Ltd.	14,364	2,762,466
Samsung Electronics Co. Ltd.	1,326,795	146,577,296
Samsung Fire & Marine Insurance Co. Ltd.	8,622	3,000,988
Samsung Heavy Industries Co. Ltd.(a)	231,700	4,722,316
Samsung Life Insurance Co. Ltd.	22,250	2,897,073
Samsung SDI Co. Ltd.	17,440	4,694,432
Samsung SDS Co. Ltd.	9,873	1,183,893
Samyang Foods Co. Ltd.	1,151	940,663
Shinhan Financial Group Co. Ltd.	111,852	6,537,047
SK Biopharmaceuticals Co. Ltd.(a)	8,921	727,886
SK Hynix, Inc.	154,082	96,205,262
SK Innovation Co. Ltd.	16,639	1,290,905
SK Square Co. Ltd.(a)	27,282	10,679,568
SK Telecom Co. Ltd.	14,580	734,773
SK, Inc.	9,380	2,166,139
S-Oil Corp.(a)	11,194	822,368
Security	Shares	Value
South Korea (continued)
Woori Financial Group, Inc.	176,525	$3,692,702
Yuhan Corp.	15,667	1,171,041
		466,175,760
Spain — 0.9%
Acciona SA	4,957	1,065,337
ACS Actividades de Construccion y Servicios SA	55,957	6,278,159
Aena SME SA(c)	179,981	5,589,769
Amadeus IT Group SA	121,669	8,157,498
Banco Bilbao Vizcaya Argentaria SA	1,634,049	41,478,115
Banco de Sabadell SA	1,444,543	5,666,628
Banco Santander SA	4,268,209	54,496,760
Bankinter SA	190,173	3,246,248
CaixaBank SA	1,136,641	15,003,860
Cellnex Telecom SA(c)	148,695	4,599,157
Endesa SA	87,761	3,234,214
Ferrovial SE	144,314	9,747,694
Grifols SA	87,324	1,117,227
Iberdrola SA	1,749,729	39,338,706
Iberdrola SA, NVS	23,477	527,827
Industria de Diseno Textil SA	302,896	19,709,472
International Consolidated Airlines Group SA, Class DI	351,496	2,016,115
Mapfre SA	117,508	537,685
Naturgy Energy Group SA	68,590	2,152,907
Redeia Corp. SA	116,669	2,016,266
Repsol SA	355,362	7,001,019
Telefonica SA	1,103,309	4,466,521
		237,447,184
Sweden — 0.9%
AddTech AB, Class B	73,289	2,379,619
Alfa Laval AB	87,433	5,064,316
Assa Abloy AB, Class B	282,722	11,431,562
Atlas Copco AB, Class A	775,392	15,990,278
Atlas Copco AB, Class B	409,092	7,358,609
Beijer Ref AB, Class B	124,272	1,768,996
Boliden AB(a)	81,106	5,679,585
Epiroc AB, Class A	228,796	6,413,878
Epiroc AB, Class B	109,820	2,738,591
EQT AB	127,083	4,823,527
Essity AB, Class B	161,815	4,791,123
Evolution AB(c)	40,849	2,653,596
Fastighets AB Balder, Class B(a)	186,118	1,403,814
H & M Hennes & Mauritz AB, Class B	162,063	3,245,334
Hexagon AB, Class B	588,637	6,636,904
Holmen AB, Class B	24,032	900,790
Industrivarden AB, Class A	16,252	812,444
Industrivarden AB, Class C	52,707	2,638,727
Indutrade AB	73,716	1,730,519
Investment AB Latour, Class B	39,962	995,143
Investor AB, Class B	509,205	19,634,767
L E Lundbergforetagen AB, Class B	16,751	997,834
Lifco AB, Class B	78,063	2,682,399
Nibe Industrier AB, Class B	423,656	1,622,931
Nordea Bank Abp	885,693	17,111,937
Saab AB, Class B	91,965	7,175,375
Sagax AB, Class B	57,164	1,260,532
Sandvik AB	293,839	11,602,628
Securitas AB, Class B	122,768	2,030,202
Skandinaviska Enskilda Banken AB, Class A	430,006	9,242,730
Skanska AB, Class B	90,742	2,756,033
SKF AB, Class B	101,562	2,655,511

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Spotify Technology SA(a)	43,933	$21,981,877
Svenska Cellulosa AB SCA, Class B	188,207	2,356,523
Svenska Handelsbanken AB, Class A	401,180	6,324,624
Swedbank AB, Class A	238,728	9,281,807
Swedish Orphan Biovitrum AB(a)	48,029	1,823,918
Tele2 AB, Class B	143,813	2,645,947
Telefonaktiebolaget LM Ericsson, Class B	791,219	8,569,031
Telia Co. AB	701,058	3,202,755
Trelleborg AB, Class B	53,143	2,150,496
Volvo AB, Class B	435,710	15,832,567
		242,399,779
Switzerland — 2.1%
ABB Ltd., Registered	448,556	38,619,784
Alcon AG	140,573	11,378,299
Amrize Ltd.(a)	129,744	6,827,129
Avolta AG, Registered	24,763	1,516,027
Banque Cantonale Vaudoise, Registered	8,778	1,187,928
Barry Callebaut AG, Registered	865	1,525,875
Belimo Holding AG, Registered	2,603	2,847,101
BKW AG	5,428	1,026,225
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	221	3,176,096
Chocoladefabriken Lindt & Spruengli AG, Registered	30	4,434,352
Cie Financiere Richemont SA, Class A, Registered	152,740	29,648,290
EMS-Chemie Holding AG, Registered	1,756	1,365,234
Galderma Group AG	42,443	7,911,330
Geberit AG, Registered	10,071	7,690,116
Givaudan SA, Registered	2,528	9,771,953
Helvetia Holding AG, Registered	20,459	5,188,825
Holcim AG	147,243	15,176,165
Julius Baer Group Ltd.	64,540	5,391,044
Kuehne + Nagel International AG, Registered	14,190	3,285,867
Logitech International SA, Registered	46,431	4,000,128
Lonza Group AG, Registered	20,334	13,815,937
Nestle SA, Registered	726,843	69,360,093
Novartis AG, Registered	534,515	79,305,869
Partners Group Holding AG	6,408	8,737,590
Roche Holding AG, Bearer	8,497	3,926,644
Roche Holding AG, NVS	197,746	89,922,930
Sandoz Group AG	117,880	9,339,140
Schindler Holding AG, Participation Certificates, NVS	10,055	3,879,645
Schindler Holding AG, Registered	7,876	2,896,646
SGS SA	44,108	5,308,815
Sika AG, Registered	43,017	8,254,553
Sonova Holding AG, Registered	14,429	3,948,976
Straumann Holding AG	29,700	3,572,010
Swatch Group AG (The), Bearer	8,042	1,897,410
Swiss Life Holding AG, Registered	8,748	9,592,641
Swiss Prime Site AG, Registered	27,744	4,723,155
Swiss Re AG	84,848	13,557,335
Swisscom AG, Registered	7,212	5,921,635
UBS Group AG, Registered	906,533	42,892,952
VAT Group AG(c)	7,808	5,049,171
Zurich Insurance Group AG	41,246	29,343,302
		577,214,217
Taiwan — 2.4%
Accton Technology Corp.	141,000	4,929,817
Advantech Co. Ltd.	131,312	1,239,218
Airtac International Group	35,393	1,280,894
Security	Shares	Value
Taiwan (continued)
Alchip Technologies Ltd.	21,000	$2,061,768
ASE Technology Holding Co. Ltd.	865,873	8,050,116
Asia Cement Corp.	754,000	841,320
Asia Vital Components Co. Ltd.	93,000	4,225,222
ASPEED Technology, Inc.	10,000	2,796,559
Asustek Computer, Inc.	171,000	2,686,371
Bizlink Holding, Inc.	44,000	1,786,896
Caliway Biopharmaceuticals Co. Ltd.(a)	255,000	1,332,926
Catcher Technology Co. Ltd.	155,000	989,928
Cathay Financial Holding Co. Ltd.	2,709,264	6,454,772
Chailease Holding Co. Ltd.	332,066	1,094,434
Chang Hwa Commercial Bank Ltd.	1,682,159	1,088,868
Cheng Shin Rubber Industry Co. Ltd.	413,000	400,438
China Airlines Ltd.	870,000	612,036
China Steel Corp.	3,273,305	2,153,655
Chroma ATE, Inc.	97,000	2,978,519
Chunghwa Telecom Co. Ltd.	1,008,140	4,274,960
Compal Electronics, Inc.	1,142,000	1,178,621
CTBC Financial Holding Co. Ltd.	4,860,142	7,830,390
Delta Electronics, Inc.	530,000	20,226,026
E Ink Holdings, Inc.	213,000	1,184,101
E.Sun Financial Holding Co. Ltd.	4,016,244	4,252,937
Eclat Textile Co. Ltd.	45,000	562,951
Elite Material Co. Ltd.	83,690	4,539,554
eMemory Technology, Inc.	18,000	1,036,709
Eva Airways Corp.	729,000	862,871
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,783,671
Far Eastern New Century Corp.	778,000	685,017
Far EasTone Telecommunications Co. Ltd.	445,000	1,251,838
Feng TAY Enterprise Co. Ltd.	152,096	463,634
First Financial Holding Co. Ltd.	3,095,761	2,826,176
Formosa Chemicals & Fibre Corp.	1,067,000	1,428,364
Formosa Plastics Corp.	1,153,160	1,727,455
Fortune Electric Co. Ltd.	50,270	1,534,309
Fubon Financial Holding Co. Ltd.	2,300,640	6,606,470
Gigabyte Technology Co. Ltd.	134,000	985,793
Global Unichip Corp.	24,000	1,969,131
Globalwafers Co. Ltd.	71,000	1,116,306
Gold Circuit Electronics Ltd.	81,000	1,768,799
Hon Hai Precision Industry Co. Ltd.	3,504,000	24,221,117
Hotai Motor Co. Ltd.	78,000	1,344,547
Hua Nan Financial Holdings Co. Ltd.	2,448,722	2,575,554
Innolux Corp.	2,247,798	1,542,108
International Games System Co. Ltd., Class C	67,000	1,521,536
Inventec Corp.	706,000	1,002,169
Jentech Precision Industrial Co. Ltd.	24,000	2,126,406
KGI Financial Holding Co. Ltd.	4,499,750	2,572,981
King Slide Works Co. Ltd.	19,000	1,870,456
King Yuan Electronics Co. Ltd.	279,000	2,584,982
Largan Precision Co. Ltd.	28,000	2,134,083
Lite-On Technology Corp.	518,000	2,662,612
Lotes Co. Ltd.	26,000	1,170,972
MediaTek, Inc.	424,000	23,519,507
Mega Financial Holding Co. Ltd.	3,288,973	4,044,283
Nan Ya Plastics Corp.	1,573,830	3,762,362
Nien Made Enterprise Co. Ltd.	46,000	620,645
Novatek Microelectronics Corp.	161,000	1,910,363
Pegatron Corp.	533,000	1,175,372
PharmaEssentia Corp.	82,120	2,004,718
President Chain Store Corp.	103,000	699,388
Quanta Computer, Inc.	711,000	6,259,051
Realtek Semiconductor Corp.	124,000	1,897,174
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Shanghai Commercial & Savings Bank Ltd.(The)	1,119,851	$1,402,782
SinoPac Financial Holdings Co. Ltd.	3,786,589	3,429,831
Taiwan Business Bank	3,080,800	1,501,196
Taiwan Cooperative Financial Holding Co. Ltd.	3,500,274	2,615,914
Taiwan High Speed Rail Corp.	250,000	216,956
Taiwan Mobile Co. Ltd.	358,000	1,200,386
Taiwan Semiconductor Manufacturing Co. Ltd.	6,954,000	384,527,711
TCC Group Holdings Co. Ltd.	1,790,227	1,497,843
Teco Electric and Machinery Co. Ltd.	302,000	770,296
TS Financial Holding Co. Ltd.	5,710,433	4,104,178
Unimicron Technology Corp.	368,586	4,381,313
Uni-President Enterprises Corp.	1,307,600	2,974,819
United Microelectronics Corp.	3,179,000	6,325,425
Vanguard International Semiconductor Corp.	387,737	1,757,650
Wan Hai Lines Ltd.	234,600	549,432
Wistron Corp.	750,000	3,069,297
Wiwynn Corp.	33,000	3,699,039
Yageo Corp.	470,344	4,106,281
Yang Ming Marine Transport Corp.	525,000	890,774
Yuanta Financial Holding Co. Ltd.	2,948,715	4,016,831
Zhen Ding Technology Holding Ltd.	198,000	1,220,197
		644,580,377
Thailand — 0.1%
Advanced Info Service PCL, NVDR	356,500	3,953,728
Airports of Thailand PCL, NVDR	1,424,500	2,274,073
Bangkok Dusit Medical Services PCL, NVDR	3,619,500	2,308,282
Central Pattana PCL, NVDR(b)	1,101,400	2,014,934
Charoen Pokphand Foods PCL, NVDR	1,540,400	1,009,037
CP ALL PCL, NVDR(b)	2,033,200	2,803,073
CP Axtra PCL, NVDR(b)	1,007,391	472,775
Delta Electronics Thailand PCL, NVDR	897,300	5,805,700
Gulf Development PCL, NVDR(a)(b)	1,270,976	1,890,592
PTT Exploration & Production PCL, NVDR(b)	493,500	1,929,200
PTT PCL, NVDR(b)	3,329,800	3,594,473
Siam Cement PCL (The), NVDR(b)	249,200	1,627,108
True Corp. PCL, NVDR(b)	3,093,090	1,139,174
		30,822,149
Turkey — 0.1%
Akbank TAS	937,956	2,006,344
Aselsan Elektronik Sanayi Ve Ticaret A/S	362,832	2,538,881
BIM Birlesik Magazalar A/S	146,896	2,241,736
Eregli Demir ve Celik Fabrikalari TAS	897,332	580,896
Ford Otomotiv Sanayi AS	141,790	370,615
Haci Omer Sabanci Holding AS	236,744	595,746
KOC Holding AS	174,031	832,358
Turk Hava Yollari AO	160,270	1,121,027
Turkcell Iletisim Hizmetleri AS	381,536	1,028,278
Turkiye Is Bankasi AS, Class C	2,065,879	794,162
Turkiye Petrol Rafinerileri AS	290,979	1,639,689
Yapi ve Kredi Bankasi A/S(a)	721,997	681,919
		14,431,651
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	793,603	3,291,783
Abu Dhabi Islamic Bank PJSC	368,706	2,445,311
Abu Dhabi National Oil Co. for Distribution PJSC	774,855	865,053
ADNOC Drilling Co. PJSC	836,001	1,213,311
Adnoc Gas PLC	1,739,910	1,711,310
ADNOC Logistics & Services	360,482	550,882
Aldar Properties PJSC	1,137,058	2,972,510
Americana Restaurants International PLC - Foreign Co.	1,031,590	437,767
Security	Shares	Value
United Arab Emirates (continued)
Dubai Electricity & Water Authority PJSC	1,703,581	$1,401,470
Dubai Islamic Bank PJSC	715,845	1,883,228
Emaar Development PJSC	282,694	1,323,985
Emaar Properties PJSC	1,866,130	7,633,765
Emirates NBD Bank PJSC	670,092	5,674,571
Emirates Telecommunications Group Co. PJSC	984,040	5,278,581
First Abu Dhabi Bank PJSC	1,279,724	6,481,380
Multiply Group PJSC(a)	851,375	523,221
Salik Co. PJSC	533,746	927,243
		44,615,371
United Kingdom — 3.4%
3i Group PLC	280,119	12,868,420
Admiral Group PLC	56,250	2,116,910
Anglo American PLC, NVS	302,144	14,009,753
Antofagasta PLC	122,854	6,087,603
Ashtead Group PLC	125,753	8,095,941
Associated British Foods PLC	97,363	2,544,514
AstraZeneca PLC	435,485	81,137,005
Auto Trader Group PLC(c)	288,473	2,126,474
Aviva PLC	858,915	7,487,891
BAE Systems PLC	869,239	23,597,178
Barclays PLC	4,205,909	28,070,525
Barratt Redrow PLC	288,442	1,535,876
BP PLC	4,475,990	28,380,267
British American Tobacco PLC	603,564	36,463,480
BT Group PLC	1,888,925	4,965,078
Bunzl PLC	89,415	2,507,471
Centrica PLC	1,260,417	3,300,416
Coca-Cola HBC AG, Class DI	66,829	3,629,460
Compass Group PLC	463,190	13,888,953
DCC PLC	25,188	1,596,652
Diageo PLC	606,113	13,946,842
Endeavour Mining PLC	54,374	3,094,872
Entain PLC	167,377	1,388,597
Experian PLC	260,621	9,870,952
Fresnillo PLC	54,945	2,705,852
Glencore PLC	2,804,419	19,118,717
GSK PLC	1,117,659	28,904,517
Haleon PLC	2,399,375	12,548,490
Halma PLC	89,803	4,361,604
Hikma Pharmaceuticals PLC	35,808	751,122
HSBC Holdings PLC	4,916,346	86,728,895
Imperial Brands PLC	230,794	9,720,532
Informa PLC	308,939	3,728,219
InterContinental Hotels Group PLC	39,519	5,339,025
Intertek Group PLC	49,804	3,055,358
J Sainsbury PLC	543,200	2,380,146
JD Sports Fashion PLC	622,815	697,009
Kingfisher PLC	637,370	2,937,251
Land Securities Group PLC	236,547	2,111,285
Legal & General Group PLC	1,689,501	6,134,266
Lloyds Banking Group PLC	16,595,583	24,780,592
London Stock Exchange Group PLC	133,484	14,889,081
M&G PLC	604,550	2,562,836
Marks & Spencer Group PLC	562,151	2,819,300
Melrose Industries PLC	353,879	3,042,629
National Grid PLC	1,374,187	23,346,819
NatWest Group PLC, NVS	2,149,306	19,590,454
Next PLC	34,664	6,293,557
NMC Health PLC, NVS(a)(d)	19,275	—
Pearson PLC	202,252	2,660,210
Phoenix Group Holdings PLC	197,202	1,998,776

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Prudential PLC	761,214	$12,503,128
Reckitt Benckiser Group PLC	188,612	15,722,678
RELX PLC	535,308	18,977,748
Rentokil Initial PLC	690,652	4,286,749
Rio Tinto PLC	328,249	29,947,568
Rolls-Royce Holdings PLC	2,363,196	39,505,487
Sage Group PLC(The)	257,908	3,381,999
Schroders PLC	122,512	758,806
Segro PLC	352,274	3,670,194
Severn Trent PLC	90,932	3,652,355
Shell PLC	1,664,321	63,975,661
Smith & Nephew PLC	252,476	4,303,014
Smiths Group PLC	88,789	3,049,175
Spirax Group PLC	17,069	1,700,830
SSE PLC	308,742	10,261,798
Standard Chartered PLC	590,939	15,120,020
Tesco PLC	1,947,047	11,329,478
Unilever PLC	613,605	41,743,170
United Utilities Group PLC	135,095	2,313,575
Vodafone Group PLC	6,181,502	9,103,663
Whitbread PLC	43,984	1,641,852
Wise PLC, Class A(a)	167,948	2,166,149
		905,032,769
United States — 62.9%
3M Co.	152,367	23,336,530
Abbott Laboratories	491,026	53,669,142
AbbVie, Inc.	498,744	111,224,899
Accenture PLC, Class A	175,540	46,279,366
Adobe, Inc.(a)	116,336	34,115,532
Advanced Micro Devices, Inc.(a)	457,022	108,190,818
AECOM	38,896	3,750,741
Affirm Holdings, Inc.(a)	76,391	4,606,377
Aflac, Inc.	144,802	16,065,782
Agilent Technologies, Inc.	80,260	10,742,801
Air Products and Chemicals, Inc.	63,015	17,171,587
Airbnb, Inc., Class A(a)	119,458	15,454,281
Alexandria Real Estate Equities, Inc.	48,053	2,625,616
Allegion PLC	25,704	4,251,185
Alliant Energy Corp.	71,304	4,699,647
Allstate Corp.(The)	75,159	14,955,889
Alnylam Pharmaceuticals, Inc.(a)	37,254	12,594,087
Alphabet, Inc., Class A	1,638,595	553,845,110
Alphabet, Inc., Class C, NVS	1,377,606	466,360,959
Altria Group, Inc.	472,643	29,299,140
Amazon.com, Inc.(a)	2,702,283	646,656,322
Amcor PLC(b)	131,988	5,840,469
Ameren Corp.	76,220	7,872,002
American Electric Power Co., Inc.	151,255	18,116,568
American Express Co.	156,119	54,980,428
American Financial Group, Inc./OH	18,105	2,358,538
American Homes 4 Rent LP, Class A	94,063	2,946,053
American International Group, Inc.	157,629	11,803,260
American Tower Corp.	132,604	23,773,245
American Water Works Co., Inc.	55,554	7,173,688
Ameriprise Financial, Inc.	25,235	13,303,640
AMETEK, Inc.	65,164	14,595,433
Amgen, Inc.	151,546	51,810,546
Amphenol Corp., Class A	344,014	49,565,537
Analog Devices, Inc.	139,107	43,245,584
Annaly Capital Management, Inc.	170,652	3,926,703
Aon PLC, Class A	57,576	20,130,873
Apollo Global Management, Inc.	124,517	16,752,517
Security	Shares	Value
United States (continued)
Apple, Inc.	4,181,472	$1,085,008,355
Applied Materials, Inc.	224,856	72,475,586
AppLovin Corp., Class A(a)(b)	65,168	30,831,632
Aptiv PLC(a)	64,806	4,909,054
Arch Capital Group Ltd.(a)	104,406	10,027,152
Archer-Daniels-Midland Co.	134,718	9,067,869
Ares Management Corp., Class A	61,675	9,230,897
Arista Networks, Inc.(a)	300,587	42,605,201
Arthur J Gallagher & Co.	72,412	18,057,380
Astera Labs, Inc.(a)	37,637	5,668,885
AT&T, Inc.	1,992,187	52,215,221
Atlassian Corp., Class A(a)	46,954	5,549,024
Atmos Energy Corp.	44,949	7,476,817
Autodesk, Inc.(a)	61,119	15,455,162
Automatic Data Processing, Inc.	115,212	28,436,626
AutoZone, Inc.(a)	4,721	17,487,953
AvalonBay Communities, Inc.	41,660	7,401,732
Avery Dennison Corp.	21,809	4,045,788
Axon Enterprise, Inc.(a)	21,034	10,171,622
Baker Hughes Co., Class A	268,336	15,037,549
Ball Corp.	74,525	4,238,237
Bank of America Corp.	1,969,786	104,792,615
Bank of New York Mellon Corp.(The)	199,213	23,889,623
Baxter International, Inc.	140,536	2,820,558
Becton Dickinson & Co.	80,427	16,365,286
Bentley Systems, Inc., Class B(b)	48,836	1,715,120
Berkshire Hathaway, Inc., Class B(a)	387,689	186,296,195
Best Buy Co., Inc.	58,947	3,837,450
Biogen, Inc.(a)	40,745	7,329,618
BlackRock, Inc.(f)	41,721	46,683,296
Blackstone, Inc., NVS	207,517	29,554,571
Block, Inc.(a)	159,355	9,629,823
Bloom Energy Corp., Class A(a)	62,957	9,529,801
Boeing Co. (The)(a)	216,591	50,621,649
Booking Holdings, Inc.	9,191	45,971,911
Booz Allen Hamilton Holding Corp., Class A	38,535	3,407,265
Boston Scientific Corp.(a)	420,663	39,344,610
Bristol-Myers Squibb Co.	563,667	31,029,868
Broadcom, Inc.	1,264,209	418,832,442
Broadridge Financial Solutions, Inc.	34,188	6,738,797
Brown & Brown, Inc.	80,585	5,810,178
Brown-Forman Corp., Class B, NVS	47,897	1,310,941
Builders FirstSource, Inc.(a)	30,212	3,456,253
Bunge Global SA	38,809	4,419,569
Burlington Stores, Inc.(a)	18,214	5,388,794
BXP, Inc.	41,606	2,690,660
Cadence Design Systems, Inc.(a)	77,872	23,078,146
Capital One Financial Corp.	179,977	39,402,365
Cardinal Health, Inc.	68,126	14,638,915
Carlisle Companies, Inc.	12,021	4,097,839
Carlyle Group, Inc.(The)	64,747	3,805,829
Carnival Corp.(a)	302,742	9,088,315
Carrier Global Corp.	219,559	13,081,325
Carvana Co., Class A(a)	37,202	14,922,094
Caterpillar, Inc.	131,906	86,709,728
Cboe Global Markets, Inc.	29,287	7,762,812
CBRE Group, Inc., Class A(a)	84,714	14,429,336
CDW Corp.	37,127	4,692,482
Cencora, Inc.	52,109	18,718,595
Centene Corp.(a)	145,797	6,315,926
CenterPoint Energy, Inc.	181,894	7,219,373
CF Industries Holdings, Inc.	46,266	4,313,379
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
CH Robinson Worldwide, Inc.	33,527	$6,536,089
Charles Schwab Corp.(The)	488,798	50,795,888
Charter Communications, Inc., Class A(a)	25,462	5,248,227
Cheniere Energy, Inc.	61,687	13,048,034
Chevron Corp.	541,428	95,778,613
Chipotle Mexican Grill, Inc., Class A(a)	375,013	14,576,755
Chubb Ltd.	107,868	33,391,618
Church & Dwight Co., Inc.	68,843	6,626,139
Ciena Corp.(a)	39,589	9,968,906
Cigna Group(The)	73,968	20,275,368
Cincinnati Financial Corp.	44,369	7,138,528
Cintas Corp.	103,745	19,855,756
Cisco Systems, Inc.	1,105,925	86,616,046
Citigroup, Inc.	518,845	60,035,555
Citizens Financial Group, Inc.	124,132	7,817,833
Clorox Co.(The)	36,054	4,066,531
Cloudflare, Inc., Class A(a)	89,414	15,857,573
CME Group, Inc.	102,332	29,580,088
CMS Energy Corp.	87,351	6,244,723
Coca-Cola Co.(The)	1,151,618	86,152,543
Cognizant Technology Solutions Corp., Class A	141,276	11,593,109
Coinbase Global, Inc., Class A(a)	57,658	11,228,319
Colgate-Palmolive Co.	220,376	19,897,749
Comcast Corp., Class A	1,030,775	30,665,556
Comfort Systems USA, Inc.	9,712	11,092,075
ConocoPhillips Co.	351,786	36,666,655
Consolidated Edison, Inc.	100,343	10,699,574
Constellation Brands, Inc., Class A	43,149	6,761,448
Constellation Energy Corp.	88,826	24,931,682
Cooper Companies, Inc. (The)(a)	57,934	4,714,669
Copart, Inc.(a)	260,374	10,565,977
CoreWeave, Inc., Class A(a)(b)	48,659	4,534,532
Corning, Inc.	232,733	24,029,682
Corpay, Inc.(a)	19,487	6,131,195
Corteva, Inc.	194,867	14,186,318
CoStar Group, Inc.(a)	119,895	7,373,542
Costco Wholesale Corp.	124,400	116,967,100
Coterra Energy, Inc.	223,521	6,448,581
Credo Technology Group Holding Ltd.(a)	43,590	5,460,955
CRH PLC	188,471	23,070,735
Crowdstrike Holdings, Inc., Class A(a)	70,938	31,312,388
Crown Castle, Inc.	126,026	10,940,317
CSX Corp.	520,431	19,651,475
Cummins, Inc.	39,117	22,641,702
CVS Health Corp.	358,043	26,681,364
Danaher Corp.	182,873	40,029,071
Darden Restaurants, Inc.	34,011	6,780,093
Datadog, Inc., Class A(a)	87,857	11,361,667
Deckers Outdoor Corp.(a)	45,454	5,424,480
Deere & Co.	72,668	38,368,704
Dell Technologies, Inc., Class C	93,212	10,667,181
Delta Air Lines, Inc.	43,716	2,880,447
Devon Energy Corp.	175,637	7,062,364
Dexcom, Inc.(a)	114,251	8,344,893
Diamondback Energy, Inc.	54,314	8,904,780
Dick's Sporting Goods, Inc.	18,148	3,665,896
Digital Realty Trust, Inc.	95,859	15,907,801
DocuSign, Inc., Class A(a)	58,951	3,097,286
Dollar General Corp.	63,035	9,041,110
Dollar Tree, Inc.(a)	54,017	6,351,859
Dominion Energy, Inc.	246,218	14,814,937
Domino's Pizza, Inc.	8,704	3,571,512
Security	Shares	Value
United States (continued)
DoorDash, Inc., Class A(a)(b)	108,607	$22,223,164
Dover Corp.	38,091	7,674,956
Dow, Inc.	198,302	5,463,220
DR Horton, Inc.	75,055	11,171,186
DraftKings, Inc., Class A (a)	126,079	3,468,433
DTE Energy Co.	58,256	7,828,441
Duke Energy Corp.	221,139	26,835,218
DuPont de Nemours, Inc.	120,094	5,274,528
Dynatrace, Inc.(a)	83,807	3,192,209
Eaton Corp. PLC	109,535	38,492,790
eBay, Inc.	123,123	11,231,280
EchoStar Corp., Class A(a)(b)	39,662	4,490,532
Ecolab, Inc.	73,236	20,651,820
Edison International	108,421	6,752,460
Edwards Lifesciences Corp.(a)	158,873	12,925,907
Electronic Arts, Inc.	68,702	14,009,712
Elevance Health, Inc.	63,762	22,045,074
Eli Lilly & Co.	226,641	235,060,713
EMCOR Group, Inc.	12,842	9,255,615
Emerson Electric Co.	160,497	23,586,639
Entegris, Inc.	43,116	5,090,706
Entergy Corp.	125,731	12,056,346
EOG Resources, Inc.	154,810	17,358,845
EQT Corp.	173,016	9,988,214
Equifax, Inc.	35,316	7,112,642
Equinix, Inc.	27,924	22,923,649
Equitable Holdings, Inc.	79,335	3,681,144
Equity LifeStyle Properties, Inc.	54,296	3,429,878
Equity Residential	97,968	6,105,366
Erie Indemnity Co., Class A, NVS	7,246	2,050,690
Essential Utilities, Inc.	75,967	2,946,760
Essex Property Trust, Inc.	19,600	4,936,652
Estee Lauder Companies, Inc. (The), Class A	66,714	7,690,790
Everest Group Ltd.	11,454	3,794,481
Evergy, Inc.	66,988	5,139,989
Eversource Energy	106,975	7,395,182
Exelon Corp.	286,373	12,823,783
Expand Energy Corp.	66,178	7,439,069
Expedia Group, Inc.	33,453	8,859,693
Expeditors International of Washington, Inc.	40,285	6,467,354
Extra Space Storage, Inc.	61,034	8,420,861
Exxon Mobil Corp.	1,195,877	169,097,008
F5, Inc.(a)	17,299	4,767,777
Fair Isaac Corp.(a)	6,947	10,164,642
Fastenal Co.	330,954	14,350,165
FedEx Corp.	61,820	19,921,495
Ferguson Enterprises, Inc.	56,000	14,137,760
Fidelity National Financial, Inc.	78,273	4,257,268
Fidelity National Information Services, Inc.	145,813	8,056,168
Fifth Third Bancorp	253,592	12,735,390
First Citizens BancShares, Inc./NC, Class A	2,385	4,935,924
First Solar, Inc.(a)	28,757	6,485,279
FirstEnergy Corp.	156,326	7,400,473
Fiserv, Inc.(a)	151,865	9,678,356
Flex Ltd.(a)	109,109	6,878,231
Flutter Entertainment PLC, Class DI(a)	47,511	7,846,442
Ford Motor Co.	1,116,976	15,503,627
Fortinet, Inc.(a)	186,684	15,169,942
Fortive Corp.	96,454	5,093,736
Fox Corp., Class A, NVS	62,810	4,571,312
Fox Corp., Class B	40,324	2,644,045
Freeport-McMoRan, Inc.	396,112	23,857,826

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Gaming and Leisure Properties, Inc.	73,881	$3,306,175
Garmin Ltd.	46,572	9,390,778
Gartner, Inc.(a)	21,618	4,531,349
GE HealthCare Technologies, Inc., NVS(a)	127,982	10,106,739
GE Vernova, Inc.	76,706	55,716,937
Gen Digital, Inc.	144,828	3,474,424
General Dynamics Corp.	64,857	22,770,644
General Electric Co.	297,012	91,120,311
General Mills, Inc.	143,924	6,657,924
General Motors Co.	267,276	22,451,184
Genuine Parts Co.	40,456	5,622,979
Gilead Sciences, Inc.	348,937	49,531,607
Global Payments, Inc.	72,273	5,184,865
GoDaddy, Inc., Class A(a)	40,298	4,050,755
Goldman Sachs Group, Inc.(The)	84,634	79,167,490
Graco, Inc.	48,678	4,251,050
Halliburton Co.	246,769	8,271,697
Hartford Insurance Group, Inc.(The)	78,816	10,644,889
HCA Healthcare, Inc.	46,002	22,461,397
Healthpeak Properties, Inc.	196,106	3,380,867
HEICO Corp.(b)	12,123	4,011,622
HEICO Corp., Class A(b)	21,173	5,390,434
Hershey Co.(The)	41,487	8,079,593
Hewlett Packard Enterprise Co.	381,454	8,208,890
Hilton Worldwide Holdings, Inc.	66,839	19,952,110
Hologic, Inc.(a)	64,585	4,839,354
Home Depot, Inc.(The)	280,227	104,970,232
Honeywell International, Inc.	175,310	39,886,531
Hormel Foods Corp.	82,989	2,042,359
Howmet Aerospace, Inc.	109,085	22,698,407
HP, Inc.	275,536	5,356,420
Hubbell, Inc., Class B	15,517	7,571,365
HubSpot, Inc.(a)	13,781	3,858,680
Humana, Inc.	34,251	6,685,795
Huntington Bancshares, Inc./Ohio	570,303	9,968,896
Hyatt Hotels Corp., Class A	10,997	1,719,601
IDEX Corp.	23,010	4,568,635
IDEXX Laboratories, Inc.(a)	22,603	15,154,407
Illinois Tool Works, Inc.	78,085	20,400,487
Illumina, Inc.(a)	45,112	6,532,669
Incyte Corp.(a)	49,310	4,934,452
Ingersoll Rand, Inc.(b)	112,366	9,673,589
Insmed, Inc.(a)	59,573	9,345,216
Insulet Corp.(a)	20,275	5,186,548
Intel Corp.(a)	1,277,668	59,373,232
Interactive Brokers Group, Inc., Class A	128,518	9,623,428
Intercontinental Exchange, Inc.	162,943	28,316,235
International Business Machines Corp.	262,273	80,439,129
International Flavors & Fragrances, Inc.	73,066	5,100,737
International Paper Co.	138,888	5,599,964
Intuit, Inc.	79,146	39,487,522
Intuitive Surgical, Inc.(a)	101,570	51,213,625
Invitation Homes, Inc.	166,189	4,442,232
IonQ, Inc.(a)(b)	84,646	3,384,147
IQVIA Holdings, Inc.(a)	48,767	11,223,725
Iron Mountain, Inc.	84,902	7,822,021
J M Smucker Co.(The)	28,528	2,991,446
Jabil, Inc.	30,048	7,127,085
Jack Henry & Associates, Inc.	21,043	3,771,116
Jacobs Solutions, Inc., NVS	34,653	4,687,165
JB Hunt Transport Services, Inc.	21,609	4,380,576
Johnson & Johnson	679,132	154,332,747
Security	Shares	Value
United States (continued)
Johnson Controls International PLC	179,800	$21,442,948
JPMorgan Chase & Co.	773,357	236,562,173
Kenvue, Inc.	555,578	9,667,057
Keurig Dr Pepper, Inc.	373,111	10,238,166
KeyCorp	255,417	5,496,574
Keysight Technologies, Inc.(a)	49,219	10,647,546
Kimberly-Clark Corp.	94,719	9,470,953
Kimco Realty Corp.	190,537	4,016,520
Kinder Morgan, Inc.	562,304	17,144,649
KKR & Co., Inc.	178,351	20,378,385
KLA Corp.	37,226	53,156,494
Kraft Heinz Co.(The)	253,677	6,022,292
Kroger Co.(The)	178,988	11,249,396
L3Harris Technologies, Inc.	53,223	18,247,506
Labcorp Holdings, Inc.	23,902	6,489,871
Lam Research Corp.	353,868	82,614,023
Las Vegas Sands Corp.	86,839	4,579,020
Leidos Holdings, Inc.	35,349	6,655,510
Lennar Corp., Class A	52,833	5,777,289
Lennox International, Inc.	9,061	4,485,920
Liberty Media Corp./Liberty Formula One, Class C, NVS(a)	57,010	4,961,010
Linde PLC	131,736	60,199,400
Live Nation Entertainment, Inc.(a)	46,403	6,749,316
Lockheed Martin Corp.	58,300	36,975,026
Loews Corp.	52,724	5,566,073
Lowe's Companies, Inc.	156,705	41,849,637
LPL Financial Holdings, Inc.	22,164	8,078,778
Lululemon Athletica, Inc.(a)	31,062	5,420,319
LyondellBasell Industries NV, Class A	70,922	3,475,178
M&T Bank Corp.	44,029	9,755,506
Marathon Petroleum Corp.	84,405	14,871,317
Markel Group, Inc.(a)	3,634	7,415,686
Marriott International, Inc./MD, Class A	65,284	20,584,045
Marsh & McLennan Companies, Inc.	136,545	25,696,404
Martin Marietta Materials, Inc.	17,377	11,328,935
Marvell Technology, Inc.	241,886	19,089,643
Masco Corp.	63,897	4,222,953
Mastercard, Inc., Class A	239,304	128,934,602
McCormick & Co., Inc./MD, NVS	69,576	4,301,884
McDonald's Corp.	199,762	62,925,030
McKesson Corp.	34,945	29,046,633
Medtronic PLC	360,610	37,128,406
MercadoLibre, Inc.(a)	12,807	27,506,747
Merck & Co., Inc.	702,476	77,462,028
Meta Platforms, Inc., Class A	610,913	437,719,164
MetLife, Inc.	161,006	12,700,153
Mettler-Toledo International, Inc.(a)	5,990	8,225,708
Microchip Technology, Inc.	153,163	11,628,135
Micron Technology, Inc.	316,008	131,105,399
Microsoft Corp.	1,988,673	855,706,105
Mid-America Apartment Communities, Inc.	32,764	4,400,205
Mondelez International, Inc., Class A	364,983	21,340,556
MongoDB, Inc., Class A(a)	23,613	8,768,215
Monolithic Power Systems, Inc.	13,740	15,445,821
Monster Beverage Corp.(a)	208,189	16,813,344
Moody's Corp.	45,617	23,518,301
Morgan Stanley	331,868	60,665,470
Motorola Solutions, Inc.	45,621	18,364,277
MSCI, Inc., Class A	22,339	13,609,366
Nasdaq, Inc.	124,437	12,056,701
Natera, Inc.(a)	37,514	8,670,986
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
NetApp, Inc.	58,060	$5,594,081
Netflix, Inc.(a)	1,200,636	100,241,100
Neurocrine Biosciences, Inc.(a)	29,974	4,078,262
Newmont Corp.	305,416	34,313,488
News Corp., Class A, NVS	112,224	3,033,415
NextEra Energy, Inc.	582,460	51,198,234
Nike, Inc., Class B	337,497	20,860,690
NiSource, Inc.	134,567	5,959,972
Nordson Corp.	14,140	3,881,854
Norfolk Southern Corp.	63,921	18,616,352
Northern Trust Corp.	55,893	8,352,091
Northrop Grumman Corp.	38,497	26,649,933
NRG Energy, Inc.	53,827	8,215,615
Nucor Corp.	64,208	11,411,046
Nutanix, Inc., Class A(a)(b)	75,488	2,968,943
Nvidia Corp.	6,845,806	1,308,438,901
NVR, Inc.(a)	733	5,596,990
NXP Semiconductors NV	71,407	16,147,979
O'Reilly Automotive, Inc.(a)	240,424	23,660,126
Occidental Petroleum Corp.	201,125	9,129,064
Okta, Inc.(a)	47,133	3,981,796
Old Dominion Freight Line, Inc.	54,363	9,415,672
Omaha Public Power District Nebraska City Station Unit 2, Class A(a)(b)	31,454	2,504,367
Omnicom Group, Inc.	91,094	7,017,882
ON Semiconductor Corp.(a)	113,525	6,799,012
ONEOK, Inc.	177,212	14,033,418
Oracle Corp.	482,813	79,461,364
Otis Worldwide Corp.	114,091	9,745,653
PACCAR, Inc.	147,837	18,170,646
Packaging Corp. of America	24,789	5,516,792
Palantir Technologies, Inc., Class A(a)	643,033	94,262,207
Palo Alto Networks, Inc.(a)	191,821	33,946,562
Parker-Hannifin Corp.	35,196	32,937,825
Paychex, Inc.	88,731	9,150,828
Paycom Software, Inc.	15,305	2,062,349
PayPal Holdings, Inc.	249,379	13,139,779
Pentair PLC	45,782	4,824,049
PepsiCo, Inc.	382,358	58,741,660
Pfizer, Inc.	1,601,527	42,344,374
PG&E Corp.	623,019	9,606,953
Philip Morris International, Inc.	438,592	78,700,948
Phillips 66	114,737	16,471,644
Pinnacle Financial Partners, Inc.	42,668	4,057,300
Pinterest, Inc., Class A(a)	169,775	3,757,121
PNC Financial Services Group, Inc.(The)	112,379	25,094,231
PPG Industries, Inc.	64,756	7,487,736
PPL Corp.	210,950	7,646,937
Principal Financial Group, Inc.	61,872	5,860,516
Procter & Gamble Co.(The)	659,442	100,083,512
Progressive Corp.(The)	166,456	34,622,848
Prologis, Inc.	262,462	34,267,039
Prudential Financial, Inc.	101,370	11,263,221
PTC, Inc.(a)	34,923	5,452,528
Public Service Enterprise Group, Inc.	144,624	11,911,233
Public Storage	44,557	12,306,198
PulteGroup, Inc.	55,020	6,882,452
Pure Storage, Inc., Class A(a)	90,967	6,325,845
Qnity Electronics, Inc.	59,989	5,769,742
QUALCOMM, Inc.	302,864	45,911,154
Quanta Services, Inc.	42,344	20,097,733
Quest Diagnostics, Inc.	32,195	6,021,431
Security	Shares	Value
United States (continued)
Raymond James Financial, Inc.	55,358	$9,181,678
Realty Income Corp.	259,967	15,899,582
Reddit, Inc., Class A(a)(b)	29,941	5,397,464
Regency Centers Corp.	47,916	3,491,639
Regeneron Pharmaceuticals, Inc.	29,492	21,866,843
Regions Financial Corp.	248,485	7,081,822
Reliance, Inc.	14,834	4,887,803
Republic Services, Inc., Class A	62,338	13,408,280
ResMed, Inc.	41,736	10,780,826
Rivian Automotive, Inc., Class A(a)(b)	231,432	3,413,622
Robinhood Markets, Inc., Class A(a)	209,673	20,858,270
ROBLOX Corp., Class A(a)	162,874	10,710,594
Rocket Cos. Inc, Class A	254,461	4,562,486
Rocket Lab Corp.(a)(b)	123,564	9,893,769
Rockwell Automation, Inc.	32,090	13,530,748
Rollins, Inc.	83,742	5,304,218
Roper Technologies, Inc.	30,196	11,209,661
Ross Stores, Inc.	90,737	17,117,535
Royal Caribbean Cruises Ltd.	73,907	23,993,908
Royalty Pharma PLC, Class A	110,437	4,603,014
RPM International, Inc.	36,297	3,882,327
RTX Corp.	376,969	75,744,381
S&P Global, Inc.	88,700	46,814,973
Salesforce, Inc.	266,999	56,681,218
Samsara, Inc., Class A(a)(b)	94,389	2,647,611
SBA Communications Corp., Class A	31,930	5,878,632
Seagate Technology Holdings PLC	58,795	23,970,134
Sempra	187,060	16,276,091
ServiceNow, Inc.(a)	293,130	34,299,141
Sherwin-Williams Co.(The)	66,271	23,502,347
Simon Property Group, Inc.	89,083	17,042,469
SLB Ltd.	427,531	20,683,950
Smurfit WestRock PLC	151,168	6,293,124
Snap, Inc., Class A, NVS(a)	298,364	2,067,663
Snap-on, Inc.	15,534	5,687,153
Snowflake, Inc.(a)(b)	90,900	17,516,430
SoFi Technologies, Inc.(a)	346,515	7,904,007
Solventum Corp.(a)	42,631	3,281,308
Southern Co.(The)	308,919	27,589,556
SS&C Technologies Holdings, Inc.	61,148	5,007,410
Starbucks Corp.	322,830	29,684,218
State Street Corp.	79,503	10,403,763
Steel Dynamics, Inc.	39,605	7,111,870
STERIS PLC	27,660	7,263,516
Strategy, Inc., Class A(a)	75,033	11,233,190
Stryker Corp.	97,663	36,092,338
Sun Communities, Inc.	38,131	4,859,033
Super Micro Computer, Inc.(a)	149,829	4,361,522
Synchrony Financial	101,802	7,393,879
Synopsys, Inc.(a)	52,727	24,524,119
Sysco Corp.	128,389	10,765,418
T-Mobile U.S., Inc.	140,157	27,640,362
T Rowe Price Group, Inc.	62,731	6,629,412
Take-Two Interactive Software, Inc.(a)	52,958	11,666,647
Tapestry, Inc.	61,033	7,745,698
Targa Resources Corp.	62,346	12,530,299
Target Corp.	130,765	13,791,785
TE Connectivity PLC, NVS	83,083	18,509,231
Teledyne Technologies, Inc.(a)	12,844	7,967,133
Teradyne, Inc.	45,955	11,077,453
Tesla, Inc.(a)	796,483	342,814,248
Texas Instruments, Inc.	257,314	55,464,033

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Texas Pacific Land Corp.	16,668	$5,806,464
Textron, Inc.	54,040	4,758,762
Thermo Fisher Scientific, Inc.	106,929	61,870,189
TJX Companies, Inc.(The)	309,924	46,429,714
Toast, Inc., Class A(a)	133,892	4,165,380
Tractor Supply Co.	139,542	7,099,897
Trade Desk, Inc. (The), Class A(a)	128,026	3,883,029
Tradeweb Markets, Inc., Class A	33,082	3,409,762
Trane Technologies PLC	62,426	26,255,127
TransDigm Group, Inc.	15,940	22,754,988
TransUnion(b)	56,981	4,502,639
Travelers Companies, Inc.(The)	64,229	18,273,793
Trimble, Inc.(a)	66,158	4,472,281
Truist Financial Corp.	363,284	18,680,063
Twilio, Inc., Class A(a)	45,088	5,431,300
Tyler Technologies, Inc.(a)	11,769	4,347,469
Tyson Foods, Inc., Class A	78,091	5,101,685
U.S. Bancorp	441,942	24,797,366
Uber Technologies, Inc.(a)	557,020	44,589,451
UDR, Inc.	91,302	3,391,869
Ulta Beauty, Inc.(a)	12,880	8,337,997
Union Pacific Corp.	165,807	38,981,226
United Airlines Holdings, Inc.(a)	23,711	2,426,110
United Parcel Service, Inc., Class B	207,256	22,014,732
United Rentals, Inc.	18,484	14,455,597
United Therapeutics Corp.(a)	12,105	5,683,176
UnitedHealth Group, Inc.	255,059	73,184,079
Universal Health Services, Inc., Class B	17,353	3,492,465
Valero Energy Corp.	85,699	15,548,370
Veeva Systems, Inc., Class A(a)	44,385	9,050,989
Ventas, Inc.	129,361	10,047,469
Veralto Corp.	69,453	6,874,458
VeriSign, Inc.	24,365	5,950,664
Verisk Analytics, Inc., Class A	40,998	8,915,425
Verizon Communications, Inc.	1,185,972	52,799,473
Vertex Pharmaceuticals, Inc.(a)	71,112	33,415,529
Vertiv Holdings Co., Class A	99,453	18,516,160
VICI Properties, Inc., Class A	304,259	8,543,593
Visa, Inc., Class A	475,316	152,970,948
Vistra Corp.	96,132	15,222,502
Vulcan Materials Co.	37,033	11,129,898
W R Berkley Corp.(b)	87,239	5,982,851
Walmart, Inc.	1,234,561	147,085,598
Walt Disney Co.(The)	508,428	57,350,678
Warner Bros Discovery, Inc.(a)	672,432	18,518,777
Waste Management, Inc.	114,364	25,416,255
Waters Corp.(a)	16,584	6,148,020
Watsco, Inc.	9,769	3,775,230
WEC Energy Group, Inc.	90,748	10,043,081
Wells Fargo & Co.	900,206	81,459,641
Welltower, Inc.	188,816	35,565,382
West Pharmaceutical Services, Inc.	20,458	4,728,253
Western Digital Corp.	97,956	24,511,530
Westinghouse Air Brake Technologies Corp.	48,318	11,119,905
Weyerhaeuser Co.	197,272	5,085,672
Williams Companies, Inc.(The)	348,587	23,445,962
Williams-Sonoma, Inc.	35,421	7,248,908
Willis Towers Watson PLC	27,622	8,769,156
Workday, Inc., Class A(a)	61,074	10,726,427
WP Carey, Inc.	66,093	4,609,987
WW Grainger, Inc.	12,781	13,802,713
Xcel Energy, Inc.	168,922	12,848,207
Security	Shares	Value
United States (continued)
Xylem, Inc./New York	69,476	$9,578,656
Yum! Brands, Inc.	78,244	12,166,942
Zebra Technologies Corp., Class A(a)	14,258	3,350,345
Zillow Group, Inc., Class C, NVS(a)(b)	46,884	2,955,099
Zimmer Biomet Holdings, Inc.	57,342	4,992,768
Zoetis, Inc.	122,940	15,345,371
Zoom Video Communications, Inc., Class A(a)	68,125	6,274,312
Zscaler, Inc.(a)	29,361	5,872,494
		16,993,189,533
Total Common Stocks — 99.4% (Cost: $17,159,740,891)		26,861,091,143
Preferred Stocks
Brazil — 0.1%
Axia Energia, Preference Shares, NVS	106,887	1,072,374
Banco Bradesco SA, Preference Shares, NVS	1,639,280	6,637,795
Cia Energetica de Minas Gerais, Preference Shares, NVS	619,587	1,351,548
Gerdau SA, Preference Shares, NVS	365,868	1,558,645
Itau Unibanco Holding SA, Preference Shares, NVS	1,560,683	13,493,155
Itausa SA, Preference Shares, NVS	1,715,905	4,453,805
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	1,379,028	9,894,465
		38,461,787
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	40,222	3,096,976
Colombia — 0.0%
Grupo Cibest SA, Preference Shares, NVS	206,259	4,212,339
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	18,990	1,958,733
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	32,165	1,565,241
Henkel AG & Co. KGaA, Preference Shares, NVS	46,194	4,058,231
Porsche Automobil Holding SE, Preference Shares, NVS	48,818	2,088,700
Sartorius AG, Preference Shares, NVS	7,590	2,121,351
Volkswagen AG, Preference Shares, NVS	59,606	7,230,507
		19,022,763
India — 0.0%
TVS Motor Co. Ltd., Preference Shares, NVS	301,352	32,760
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	2,261	417,399
Series 2, Preference Shares, NVS	7,519	1,420,106
Samsung Electronics Co. Ltd., Preference Shares, NVS	240,846	19,508,773
		21,346,278
Total Preferred Stocks — 0.3% (Cost: $58,741,571)		86,172,903
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/26)(a)	55,099	$30,305
Total Rights — 0.0% (Cost: $29,510)		30,305
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)(d)	5,990	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $17,218,511,972)		26,947,294,351
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	97,958,415	98,007,394
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	35,150,000	$35,150,000
Total Short-Term Securities — 0.5% (Cost: $133,086,018)		133,157,394
Total Investments — 100.2% (Cost: $17,351,597,990)		27,080,451,745
Liabilities in Excess of Other Assets — (0.2)%		(53,027,975)
Net Assets — 100.0%		$27,027,423,770

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$174,803,880	$—	$(76,795,761)(a)	$(10,521)	$9,796	$98,007,394	97,958,415	$551,220 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,220,000	8,930,000 (a)	—	—	—	35,150,000	35,150,000	536,105	—
BlackRock, Inc.	42,267,278	4,906,635	(1,175,616)	645,105	39,894	46,683,296	41,721	396,351	—
				$634,584	$49,690	$179,840,690		$1,483,676	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	107	03/20/26	$16,247	$461,258
MSCI Emerging Markets Index	113	03/20/26	8,593	415,135
S&P 500 E-Mini Index	123	03/20/26	42,839	12,371
				$888,764

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI ACWI ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$888,764	$—	$—	$—	$888,764

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,950,813	$—	$—	$—	$5,950,813
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(212,086)	$—	$—	$—	$(212,086)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$52,815,544
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$18,289,243,890	$8,571,846,660	$593	$26,861,091,143
Preferred Stocks	42,674,126	43,498,777	—	86,172,903
Rights	30,305	—	—	30,305
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	133,157,394	—	—	133,157,394
	$18,465,105,715	$8,615,345,437	$593	$27,080,451,745
Derivative Financial Instruments(a)
Assets
Equity Contracts	$888,764	$—	$—	$888,764

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
ANZ Group Holdings Ltd.	8,728	$222,043
APA Group	3,774	23,235
Aristocrat Leisure Ltd.	1,725	64,083
ASX Ltd.	514	20,459
BHP Group Ltd.	14,769	508,679
Brambles Ltd.	3,784	58,738
CAR Group Ltd.	1,042	19,939
Cochlear Ltd.	206	38,397
Coles Group Ltd.	4,130	61,020
Commonwealth Bank of Australia	4,902	507,459
Computershare Ltd.	1,562	35,474
CSL Ltd.	1,403	176,792
Evolution Mining Ltd.	5,872	56,390
Fortescue Ltd.	5,033	72,882
Goodman Group	5,968	126,782
Insurance Australia Group Ltd.	6,277	33,093
Lottery Corp. Ltd.(The)	6,029	21,478
Lynas Rare Earths Ltd.(a)	2,651	26,685
Macquarie Group Ltd.	1,039	152,483
Medibank Pvt Ltd.	8,032	25,772
National Australia Bank Ltd.	8,716	261,823
Northern Star Resources Ltd.	3,960	72,798
Origin Energy Ltd.	5,130	42,073
Pro Medicus Ltd.	168	21,478
Qantas Airways Ltd.	2,146	15,004
QBE Insurance Group Ltd.	4,469	61,251
REA Group Ltd.	179	23,536
Rio Tinto Ltd.	1,133	118,041
Santos Ltd.	9,163	44,686
Scentre Group	16,275	46,123
SGH Ltd.	476	15,255
Sigma Healthcare Ltd.	13,538	29,010
Sonic Healthcare Ltd.	1,239	19,814
South32 Ltd.	14,080	44,603
Stockland	7,307	27,340
Suncorp Group Ltd.	3,046	35,857
Telstra Group Ltd.	12,387	42,082
Transurban Group	9,056	87,597
Vicinity Ltd.	9,584	16,351
Washington H Soul Pattinson & Co. Ltd.	1,003	26,854
Wesfarmers Ltd.	3,255	187,770
Westpac Banking Corp.	10,085	270,975
WiseTech Global Ltd.(b)	541	21,676
Woodside Energy Group Ltd.	5,395	95,257
Woolworths Group Ltd.	3,542	76,013
Xero Ltd.(a)	512	33,368
		3,988,518
Austria — 0.1%
Erste Group Bank AG	895	116,358
OMV AG	449	26,674
Raiffeisen Bank International AG	385	19,406
Verbund AG	199	14,602
		177,040
Belgium — 0.3%
Ageas SA	385	27,347
Anheuser-Busch InBev SA	2,900	208,751
Argenx SE(a)	173	145,488
D'ieteren Group	72	16,400
Elia Group SA, Class B	145	20,993
Financiere de Tubize SA	59	15,050
Security	Shares	Value
Belgium (continued)
Groupe Bruxelles Lambert NV	220	$20,817
KBC Group NV	637	89,763
Lotus Bakeries NV	1	11,790
Sofina SA	66	19,233
Syensqo SA	231	19,442
UCB SA	353	107,568
		702,642
Canada — 3.6%
Agnico Eagle Mines Ltd.	1,476	280,577
Alamos Gold, Inc., Class A	1,234	45,730
Alimentation Couche-Tard, Inc.	2,232	116,120
AltaGas Ltd.	1,000	30,162
ARC Resources Ltd.	1,532	28,431
AtkinsRealis Group, Inc.	486	34,107
Bank of Montreal	2,049	278,943
Bank of Nova Scotia(The)	3,571	266,976
Barrick Mining Corp.	4,933	225,484
BCE, Inc.	199	5,144
Bombardier, Inc., Class B(a)(b)	258	44,074
Brookfield Asset Management Ltd., Class A	1,201	59,668
Brookfield Corp., Class A	6,048	275,694
Brookfield Renewable Corp.	352	14,660
CAE, Inc.(a)	826	26,473
Cameco Corp.	1,239	153,241
Canadian Imperial Bank of Commerce	2,741	253,316
Canadian National Railway Co.	1,526	146,800
Canadian Natural Resources Ltd.	6,094	226,592
Canadian Pacific Kansas City Ltd.	2,696	200,411
Canadian Tire Corp. Ltd., Class A, NVS	130	15,994
Canadian Utilities Ltd., Class A, NVS	384	12,428
CCL Industries, Inc., Class B, NVS	417	25,131
Celestica, Inc.(a)	339	95,261
Cenovus Energy, Inc.	4,143	81,755
CGI, Inc.	594	50,909
Constellation Software, Inc.	57	105,195
Descartes Systems Group, Inc. (The)(a)	245	18,297
Dollarama, Inc.	771	103,902
Element Fleet Management Corp.	1,124	28,479
Emera, Inc.	904	44,807
Empire Co. Ltd., Class A, NVS	417	13,622
Enbridge, Inc.	6,348	309,883
Fairfax Financial Holdings Ltd.	57	94,067
First Quantum Minerals Ltd.(a)	1,952	55,177
FirstService Corp.	133	20,606
Fortis, Inc./Canada	1,508	80,403
Franco-Nevada Corp.	546	127,810
George Weston Ltd.	535	37,314
GFL Environmental, Inc.	680	29,210
Gildan Activewear, Inc.(b)	377	24,495
Great-West Lifeco, Inc.	839	39,274
Hydro One Ltd.(c)	947	37,438
iA Financial Corp., Inc.	235	28,875
IGM Financial, Inc.	238	11,512
Imperial Oil Ltd.	531	53,648
Intact Financial Corp.	514	93,582
Ivanhoe Mines Ltd., Class A(a)(b)	2,454	31,034
Keyera Corp.	579	19,607
Kinross Gold Corp.	3,353	105,590
Loblaw Companies Ltd.	1,720	77,395
Lundin Gold, Inc.	319	23,915
Lundin Mining Corp.	1,887	47,603
Magna International, Inc.	807	41,255

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Manulife Financial Corp.	5,090	$193,896
Metro, Inc./CN	640	42,485
National Bank of Canada	1,144	136,315
Nutrien Ltd.	1,387	95,495
Open Text Corp.	741	18,927
Pan American Silver Corp.	1,277	69,578
Pembina Pipeline Corp.	1,683	69,933
Power Corp. of Canada	1,692	85,330
RB Global, Inc.	513	58,230
Restaurant Brands International, Inc.	902	60,434
Rogers Communications, Inc., Class B, NVS	1,092	41,221
Royal Bank of Canada	4,094	681,667
Saputo, Inc.	839	25,312
Shopify, Inc., Class A(a)	3,596	471,852
Stantec, Inc.	313	31,018
Sun Life Financial, Inc.	1,639	103,276
Suncor Energy, Inc.	3,548	187,529
TC Energy Corp.	2,959	173,500
Teck Resources Ltd., Class B	1,361	73,045
TELUS Corp.	1,271	17,735
TFI International, Inc.	232	24,932
Thomson Reuters Corp.(b)	450	49,721
TMX Group Ltd.	842	31,085
Toromont Industries Ltd.(b)	232	29,553
Toronto-Dominion Bank(The)	4,904	458,328
Tourmaline Oil Corp.	1,041	49,265
Waste Connections, Inc.	741	124,192
Wheaton Precious Metals Corp.	1,353	178,250
Whitecap Resources, Inc.	3,597	32,809
WSP Global, Inc.	381	73,654
		8,386,643
China — 0.0%
Wharf Holdings Ltd. (The)(b)	3,000	9,693
Denmark — 0.5%
AP Moller - Maersk A/S, Class A	11	26,974
AP Moller - Maersk A/S, Class B, NVS	10	24,727
Carlsberg A/S, Class B	297	40,377
Coloplast A/S, Class B	377	32,137
Danske Bank A/S	2,017	102,762
Demant A/S(a)	320	11,201
DSV A/S	595	167,305
Genmab A/S(a)	170	55,383
Novo Nordisk A/S, Class B	9,432	560,065
Novonesis Novozymes B, Class B	992	60,783
Orsted A/S(a)(c)	1,659	37,320
Pandora A/S	236	19,103
Rockwool AS, Class B	340	11,482
Tryg A/S	794	19,297
Vestas Wind Systems A/S	2,791	84,599
		1,253,515
Finland — 0.2%
Elisa OYJ	449	19,862
Fortum OYJ	1,335	31,536
Kesko OYJ, Class B	774	19,577
Kone OYJ, Class B	946	67,984
Metso OYJ	1,903	37,205
Neste OYJ	1,206	30,807
Nokia OYJ	14,886	95,880
Orion OYJ, Class B	287	23,734
Sampo OYJ, Class A	7,539	84,077
Stora Enso OYJ, Class R	1,530	17,613
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	1,585	$43,727
Wartsila OYJ Abp	1,574	63,810
		535,812
France — 2.8%
Accor SA	547	29,746
Aeroports de Paris SA	99	13,080
Air Liquide SA	1,667	312,166
Airbus SE	1,741	398,602
Alstom SA(a)	870	27,778
Amundi SA(c)	198	17,604
ArcelorMittal SA	1,496	81,245
AXA SA	4,994	227,722
BioMerieux	132	15,329
BNP Paribas SA	2,894	312,935
Bollore SE	2,410	13,740
Bouygues SA	612	33,081
Bureau Veritas SA	973	31,323
Capgemini SE	442	68,677
Carrefour SA	1,660	27,189
Cie de Saint-Gobain SA	1,274	125,751
Cie Generale des Etablissements Michelin SCA	1,954	72,563
Covivio SA/France	166	10,605
Credit Agricole SA	3,282	71,076
Danone SA	1,889	148,022
Dassault Aviation SA	44	16,728
Dassault Systemes SE	1,951	53,662
Edenred SE	676	14,159
Eiffage SA	231	34,259
Engie SA	5,094	152,089
EssilorLuxottica SA	872	266,567
Eurofins Scientific SE	353	28,555
Euronext NV(c)	254	35,574
FDJ United	254	6,722
Gecina SA	152	13,961
Getlink SE	997	19,735
Hermes International SCA	92	221,352
Ipsen SA	99	16,173
Kering SA	215	67,118
Klepierre SA	611	23,538
Legrand SA	739	117,987
L'Oreal SA	693	318,391
LVMH Moet Hennessy Louis Vuitton SE	730	471,145
Orange SA	5,301	98,546
Pernod Ricard SA	584	52,219
Publicis Groupe SA	677	67,665
Renault SA	546	20,606
Rexel SA	647	27,113
Safran SA	1,058	378,014
Sanofi SA	3,235	305,137
Sartorius Stedim Biotech	80	17,877
Schneider Electric SE	1,599	458,436
Societe Generale SA	2,028	177,713
Sodexo SA	264	13,488
STMicroelectronics NV	1,995	56,335
Thales SA	278	85,103
TotalEnergies SE	5,810	422,554
Unibail-Rodamco-Westfield, New	339	37,482
Veolia Environnement SA	1,951	73,176
Vinci SA	1,461	210,069
		6,417,482
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 2.4%
adidas AG	499	$88,475
Allianz SE, Registered	1,116	491,399
BASF SE	2,700	146,378
Bayer AG, Registered	2,860	151,270
Bayerische Motoren Werke AG	832	85,680
Beiersdorf AG	287	34,233
Brenntag SE	386	23,484
Commerzbank AG	2,027	83,319
Continental AG	297	23,371
CTS Eventim AG & Co. KGaA	184	15,464
Daimler Truck Holding AG	1,350	65,366
Delivery Hero SE, Class A(a)(c)	449	12,522
Deutsche Bank AG, Registered	5,422	213,958
Deutsche Boerse AG	546	138,261
Deutsche Lufthansa AG, Registered	1,401	14,432
Deutsche Post AG, Registered	2,797	156,432
Deutsche Telekom AG, Registered	10,764	361,221
E.ON SE	6,471	137,249
Evonik Industries AG	644	9,976
Fresenius Medical Care AG	547	24,625
Fresenius SE & Co. KGaA	1,206	67,461
GEA Group AG	409	29,245
Hannover Rueck SE	166	46,936
Heidelberg Materials AG	382	104,619
Henkel AG & Co. KGaA	319	26,333
Hensoldt AG	187	18,577
HOCHTIEF AG	45	18,871
Infineon Technologies AG	3,775	184,531
Knorr-Bremse AG	231	26,897
LEG Immobilien SE	199	14,389
Mercedes-Benz Group AG	2,155	147,282
Merck KGaA	383	57,064
MTU Aero Engines AG	166	73,799
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	376	227,885
Nemetschek SE	166	14,504
Rational AG	17	13,622
Rheinmetall AG	136	288,163
RWE AG	1,771	112,465
SAP SE	3,064	612,090
Scout24 SE(c)	213	21,207
Siemens AG, Registered	2,197	664,219
Siemens Energy AG(a)	2,253	383,866
Siemens Healthineers AG(c)	992	49,514
Symrise AG, Class A	407	34,264
Talanx AG(a)	185	23,334
Vonovia SE	2,157	63,155
Zalando SE(a)(c)	644	18,518
		5,619,925
Hong Kong — 0.5%
AIA Group Ltd.	30,800	355,354
BOC Hong Kong Holdings Ltd.	10,000	52,660
CK Asset Holdings Ltd.	5,836	34,188
CK Hutchison Holdings Ltd.	8,336	67,216
CK Infrastructure Holdings Ltd., Class L	2,000	16,426
CLP Holdings Ltd.	4,500	42,536
Futu Holdings Ltd., ADR(a)	147	23,898
Galaxy Entertainment Group Ltd., Class L	5,000	25,404
Henderson Land Development Co. Ltd.	4,523	17,991
HKT Trust & HKT Ltd., Class SS	12,740	19,092
Hong Kong & China Gas Co. Ltd.	34,618	32,605
Hong Kong Exchanges & Clearing Ltd.	3,400	187,446
Security	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings Ltd.	3,400	$28,848
Jardine Matheson Holdings Ltd.	500	36,439
Link REIT	7,640	35,127
MTR Corp. Ltd.	5,000	22,109
Power Assets Holdings Ltd.	3,000	23,270
Sands China Ltd.	5,600	12,154
Sino Land Co. Ltd.	12,000	18,059
SITC International Holdings Co. Ltd.	4,000	14,937
Sun Hung Kai Properties Ltd.	4,500	72,265
Swire Pacific Ltd., Class A	1,500	14,475
Techtronic Industries Co. Ltd.	4,393	59,971
WH Group Ltd.(c)	24,000	28,322
Wharf Real Estate Investment Co. Ltd.	3,000	10,415
		1,251,207
Ireland — 0.1%
AIB Group PLC	6,457	72,177
Bank of Ireland Group PLC	2,555	51,911
Kerry Group PLC, Class A	450	40,001
Kingspan Group PLC	449	39,097
Ryanair Holdings PLC	2,483	84,272
		287,458
Israel — 0.3%
Azrieli Group Ltd.	132	17,702
Bank Hapoalim BM	3,387	83,731
Bank Leumi Le-Israel BM	4,146	99,667
Check Point Software Technologies Ltd.(a)(b)	253	45,416
CyberArk Software Ltd.(a)	139	59,885
Elbit Systems Ltd.	79	55,877
ICL Group Ltd.	2,081	11,300
Israel Discount Bank Ltd., Class A	3,515	41,411
Mizrahi Tefahot Bank Ltd.	478	37,393
Monday.com Ltd.(a)	112	12,852
Nice Ltd.(a)	199	21,049
Nova Ltd.(a)	87	42,469
Phoenix Financial Ltd.	660	32,035
Teva Pharmaceutical Industries Ltd., ADR(a)	3,597	122,586
Wix.com Ltd.(a)	165	14,329
		697,702
Italy — 0.9%
Banca Mediolanum SpA	657	15,412
Banca Monte dei Paschi di Siena SpA	5,767	59,826
Banco BPM SpA	3,521	52,777
BPER Banca SpA	4,265	60,066
Buzzi SpA	225	12,807
CNH Industrial NV	2,835	30,505
Davide Campari-Milano NV	1,724	12,287
Enel SpA	23,502	259,663
Eni SpA	5,901	120,611
Ferrari NV	363	121,077
FinecoBank Banca Fineco SpA	1,754	46,499
Generali	2,514	102,547
Infrastrutture Wireless Italiane SpA(c)	671	5,932
Intesa Sanpaolo SpA	41,580	294,361
Leonardo SpA	1,179	78,789
Moncler SpA	732	42,649
Nexi SpA(c)	1,850	7,898
Poste Italiane SpA(c)	1,530	40,297
Prysmian SpA	792	93,807
Recordati Industria Chimica e Farmaceutica SpA	319	17,577
Snam SpA	5,335	36,666
Stellantis NV	5,725	56,176

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Telecom Italia SpA/Milano(a)	28,677	$19,453
Tenaris SA, NVS	1,368	30,387
Terna - Rete Elettrica Nazionale	3,839	41,601
UniCredit SpA	4,084	355,904
Unipol Assicurazioni SpA	1,151	25,635
		2,041,209
Netherlands — 1.5%
ABN AMRO Bank NV, CVA(c)	1,703	62,744
Adyen NV(a)(c)	74	109,731
Aegon Ltd.	4,227	33,201
AerCap Holdings NV	506	72,692
Akzo Nobel NV	514	36,009
ASM International NV	142	119,256
ASML Holding NV	1,127	1,616,011
ASR Nederland NV	462	33,555
BE Semiconductor Industries NV	216	42,043
Coca-Cola Europacific Partners PLC	646	59,238
CVC Capital Partners PLC(c)	621	11,033
DSM-Firmenich AG	544	42,896
EXOR NV, NVS	297	24,386
Heineken Holding NV	408	30,326
Heineken NV	829	68,434
IMCD NV	166	15,516
ING Groep NV	8,818	260,051
InPost SA(a)	575	9,012
JDE Peet's NV	231	8,697
Koninklijke Ahold Delhaize NV, Class N	2,727	106,626
Koninklijke KPN NV	11,634	56,978
Koninklijke Philips NV	2,348	67,425
Magnum Ice Cream Co NV.(The)(a)	1,431	25,433
Nebius Group NV, Class A(a)	621	52,903
NN Group NV	786	62,304
Prosus NV	3,812	219,195
QIAGEN NV	583	30,910
Randstad NV	352	12,597
Universal Music Group NV	3,227	79,118
Wolters Kluwer NV	665	62,446
		3,430,766
New Zealand — 0.0%
Auckland International Airport Ltd.	4,395	21,858
Contact Energy Ltd.	2,319	13,069
Fisher & Paykel Healthcare Corp. Ltd., Class C	1,660	38,780
Infratil Ltd.	2,675	17,795
Meridian Energy Ltd.	3,872	13,135
		104,637
Norway — 0.2%
Aker BP ASA	939	27,642
DNB Bank ASA	2,531	72,572
Equinor ASA	2,314	62,197
Gjensidige Forsikring ASA	580	16,508
Kongsberg Gruppen ASA	1,241	42,630
Mowi ASA	1,254	28,907
Norsk Hydro ASA	3,838	34,073
Orkla ASA	2,303	27,402
Salmar ASA	169	10,068
Telenor ASA	2,146	36,099
Yara International ASA	482	22,154
		380,252
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	24,267	26,267
EDP Renovaveis SA	849	12,897
Security	Shares	Value
Portugal (continued)
EDP SA	8,621	$44,083
Galp Energia SGPS SA	1,497	29,787
Jeronimo Martins SGPS SA	806	19,006
		132,040
Singapore — 0.5%
CapitaLand Ascendas REIT	10,077	22,551
CapitaLand Integrated Commercial Trust	18,714	35,134
CapitaLand Investment Ltd./Singapore	8,500	20,579
DBS Group Holdings Ltd.	6,240	290,050
Grab Holdings Ltd., Class A(a)(b)	6,385	27,455
Keppel Ltd.	3,900	33,551
Oversea-Chinese Banking Corp. Ltd.	9,925	165,644
Sea Ltd., ADR(a)	1,122	130,702
Sembcorp Industries Ltd.(b)	2,200	10,425
Singapore Airlines Ltd.(b)	3,900	19,469
Singapore Exchange Ltd.	2,900	40,183
Singapore Technologies Engineering Ltd.	4,100	31,519
Singapore Telecommunications Ltd.	22,600	81,556
United Overseas Bank Ltd.	3,700	111,515
Wilmar International Ltd.	6,500	17,355
Yangzijiang Shipbuilding Holdings Ltd.	7,600	19,960
		1,057,648
Spain — 1.0%
Acciona SA	71	15,259
ACS Actividades de Construccion y Servicios SA	464	52,059
Aena SME SA(c)	2,310	71,743
Amadeus IT Group SA	1,271	85,216
Banco Bilbao Vizcaya Argentaria SA	16,961	430,532
Banco de Sabadell SA	15,878	62,286
Banco Santander SA	43,318	553,087
Bankinter SA	1,978	33,764
CaixaBank SA	11,058	145,968
Cellnex Telecom SA(c)	1,372	42,436
Endesa SA	872	32,135
Ferrovial SE	1,454	98,211
Grifols SA	1,177	15,059
Iberdrola SA	18,511	416,178
Iberdrola SA, NVS	253	5,690
Industria de Diseno Textil SA	3,201	208,289
International Consolidated Airlines Group SA, Class DI	3,645	20,907
Mapfre SA	2,703	12,368
Naturgy Energy Group SA	403	12,649
Redeia Corp. SA	961	16,608
Repsol SA	3,669	72,283
Telefonica SA	10,384	42,038
		2,444,765
Sweden — 1.1%
AddTech AB, Class B	760	24,676
Alfa Laval AB	748	43,326
Assa Abloy AB, Class B	2,970	120,089
Atlas Copco AB, Class A	7,808	161,018
Atlas Copco AB, Class B	4,554	81,916
Beijer Ref AB, Class B	972	13,836
Boliden AB(a)	741	51,890
Epiroc AB, Class A	1,952	54,721
Epiroc AB, Class B	1,141	28,453
EQT AB	1,165	44,218
Essity AB, Class B	1,725	51,075
Evolution AB(c)	478	31,051
Fastighets AB Balder, Class B(a)	1,758	13,260
H & M Hennes & Mauritz AB, Class B	1,638	32,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Hexagon AB, Class B	6,085	$68,609
Holmen AB, Class B	269	10,083
Industrivarden AB, Class A	352	17,597
Industrivarden AB, Class C	417	20,877
Indutrade AB	775	18,194
Investment AB Latour, Class B	417	10,384
Investor AB, Class B	5,331	205,561
L E Lundbergforetagen AB, Class B	232	13,820
Lifco AB, Class B	645	22,163
Nibe Industrier AB, Class B	4,098	15,699
Nordea Bank Abp	9,176	177,284
Saab AB, Class B	932	72,717
Sagax AB, Class B	711	15,678
Sandvik AB	3,158	124,698
Securitas AB, Class B	1,535	25,384
Skandinaviska Enskilda Banken AB, Class A	4,522	97,198
Skanska AB, Class B	1,077	32,711
SKF AB, Class B	806	21,074
Spotify Technology SA(a)	447	223,656
Svenska Cellulosa AB SCA, Class B	1,628	20,384
Svenska Handelsbanken AB, Class A	4,464	70,375
Swedbank AB, Class A	2,358	91,680
Swedish Orphan Biovitrum AB(a)	545	20,697
Tele2 AB, Class B	1,788	32,897
Telefonaktiebolaget LM Ericsson, Class B	8,454	91,558
Telia Co. AB	7,578	34,620
Trelleborg AB, Class B	628	25,413
Volvo AB, Class B	4,610	167,515
		2,500,856
Switzerland — 2.5%
ABB Ltd., Registered	4,632	398,806
Alcon AG	1,440	116,557
Amrize Ltd.(a)	1,496	78,720
Avolta AG, Registered	278	17,020
Banque Cantonale Vaudoise, Registered	80	10,826
Barry Callebaut AG, Registered	12	21,168
Belimo Holding AG, Registered	30	32,813
BKW AG	56	10,587
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	6	86,229
Cie Financiere Richemont SA, Class A, Registered	1,558	302,423
EMS-Chemie Holding AG, Registered	26	20,214
Galderma Group AG	452	84,252
Geberit AG, Registered	100	76,359
Givaudan SA, Registered	26	100,503
Helvetia Holding AG, Registered	242	61,376
Holcim AG	1,496	154,191
Julius Baer Group Ltd.	638	53,292
Kuehne + Nagel International AG, Registered	141	32,650
Logitech International SA, Registered	445	38,338
Lonza Group AG, Registered	201	136,570
Nestle SA, Registered	7,451	711,023
Novartis AG, Registered	5,538	821,672
Partners Group Holding AG	66	89,994
Roche Holding AG, Bearer	102	47,136
Roche Holding AG, NVS	2,043	929,033
Sandoz Group AG	1,118	88,575
Schindler Holding AG, Participation Certificates, NVS	106	40,899
Schindler Holding AG, Registered	67	24,641
SGS SA	446	53,680
Sika AG, Registered	449	86,159
Sonova Holding AG, Registered	139	38,042
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG	330	$39,689
Swatch Group AG (The), Bearer	81	19,111
Swiss Life Holding AG, Registered	82	89,917
Swiss Prime Site AG, Registered	198	33,708
Swiss Re AG	892	142,527
Swisscom AG, Registered	74	60,760
UBS Group AG, Registered	9,269	438,566
VAT Group AG(c)	83	53,673
Zurich Insurance Group AG	419	298,086
		5,939,785
United Kingdom — 4.0%
3i Group PLC	2,855	131,156
Admiral Group PLC	782	29,430
Anglo American PLC, NVS	3,329	154,358
Antofagasta PLC	1,012	50,146
Ashtead Group PLC	1,167	75,131
Associated British Foods PLC	1,044	27,284
AstraZeneca PLC	4,511	840,463
Auto Trader Group PLC(c)	2,347	17,301
Aviva PLC	7,861	68,531
BAE Systems PLC	8,778	238,296
Barclays PLC	40,384	269,526
Barratt Redrow PLC	4,033	21,475
BP PLC	46,397	294,183
British American Tobacco PLC	6,396	386,405
BT Group PLC	16,723	43,957
Bunzl PLC	1,012	28,380
Centrica PLC	12,235	32,037
Coca-Cola HBC AG, Class DI	694	37,691
Compass Group PLC	4,873	146,119
DCC PLC	287	18,193
Diageo PLC	6,389	147,013
Endeavour Mining PLC	565	32,159
Entain PLC	1,896	15,730
Experian PLC	2,689	101,845
Fresnillo PLC	646	31,813
Glencore PLC	29,148	198,712
GSK PLC	11,783	304,728
Haleon PLC	26,480	138,488
Halma PLC	1,109	53,863
Hikma Pharmaceuticals PLC	579	12,145
HSBC Holdings PLC	49,755	877,724
Imperial Brands PLC	2,185	92,027
Informa PLC	3,968	47,885
InterContinental Hotels Group PLC	404	54,580
Intertek Group PLC	482	29,570
J Sainsbury PLC	4,555	19,959
JD Sports Fashion PLC	7,903	8,844
Kingfisher PLC	4,095	18,871
Land Securities Group PLC	2,211	19,734
Legal & General Group PLC	16,646	60,439
Lloyds Banking Group PLC	175,225	261,647
London Stock Exchange Group PLC	1,399	156,047
M&G PLC	7,708	32,676
Marks & Spencer Group PLC	5,973	29,956
Melrose Industries PLC	3,875	33,317
National Grid PLC	14,149	240,385
NatWest Group PLC, NVS	23,554	214,690
Next PLC	353	64,090
Pearson PLC	1,497	19,690
Phoenix Group Holdings PLC	2,458	24,913
Prudential PLC	7,799	128,100

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	1,937	$161,468
RELX PLC	5,204	184,492
Rentokil Initial PLC	7,146	44,354
Rio Tinto PLC	3,272	298,519
Rolls-Royce Holdings PLC	24,712	413,110
Sage Group PLC(The)	2,638	34,593
Schroders PLC	2,099	13,001
Segro PLC	3,972	41,383
Severn Trent PLC	676	27,152
Shell PLC	16,947	651,434
Smith & Nephew PLC	2,530	43,119
Smiths Group PLC	866	29,740
Spirax Group PLC	231	23,018
SSE PLC	3,528	117,262
Standard Chartered PLC	5,440	139,190
Tesco PLC	18,272	106,321
Unilever PLC	6,363	432,871
United Utilities Group PLC	1,919	32,864
Vodafone Group PLC	57,750	85,050
Whitbread PLC	579	21,613
Wise PLC, Class A(a)	1,763	22,739
		9,304,995
United States — 75.3%
3M Co.	1,560	238,930
Abbott Laboratories	5,096	556,993
AbbVie, Inc.	5,146	1,147,609
Accenture PLC, Class A	1,789	471,652
Adobe, Inc.(a)	1,215	356,299
Advanced Micro Devices, Inc.(a)	4,735	1,120,917
AECOM	381	36,740
Affirm Holdings, Inc.(a)	783	47,215
Aflac, Inc.	1,485	164,761
Agilent Technologies, Inc.	838	112,166
Air Products and Chemicals, Inc.	639	174,127
Airbnb, Inc., Class A(a)	1,276	165,076
Alexandria Real Estate Equities, Inc.	475	25,954
Allegion PLC	272	44,986
Alliant Energy Corp.	780	51,410
Allstate Corp.(The)	779	155,013
Alnylam Pharmaceuticals, Inc.(a)	386	130,491
Alphabet, Inc., Class A	16,922	5,719,636
Alphabet, Inc., Class C, NVS	14,217	4,812,881
Altria Group, Inc.	4,950	306,850
Amazon.com, Inc.(a)	27,923	6,681,974
Amcor PLC	1,332	58,941
Ameren Corp.	792	81,798
American Electric Power Co., Inc.	1,574	188,526
American Express Co.	1,630	574,037
American Financial Group, Inc./OH	207	26,966
American Homes 4 Rent LP, Class A	896	28,063
American International Group, Inc.	1,590	119,059
American Tower Corp.	1,377	246,869
American Water Works Co., Inc.	561	72,442
Ameriprise Financial, Inc.	279	147,086
AMETEK, Inc.	670	150,067
Amgen, Inc.	1,565	535,042
Amphenol Corp., Class A	3,549	511,340
Analog Devices, Inc.	1,436	446,424
Annaly Capital Management, Inc.	1,746	40,175
Aon PLC, Class A	602	210,483
Apollo Global Management, Inc.	1,276	171,673
Apple, Inc.	43,172	11,202,271
Security	Shares	Value
United States (continued)
Applied Materials, Inc.	2,326	$749,716
AppLovin Corp., Class A(a)	668	316,037
Aptiv PLC(a)(b)	645	48,859
Arch Capital Group Ltd.(a)	1,091	104,780
Archer-Daniels-Midland Co.	1,430	96,253
Ares Management Corp., Class A	598	89,503
Arista Networks, Inc.(a)	3,088	437,693
Arthur J Gallagher & Co.	751	187,277
Astera Labs, Inc.(a)	386	58,139
AT&T, Inc.	20,904	547,894
Atlassian Corp., Class A(a)	475	56,135
Atmos Energy Corp.	450	74,853
Autodesk, Inc.(a)	613	155,009
Automatic Data Processing, Inc.	1,175	290,013
AutoZone, Inc.(a)	48	177,806
AvalonBay Communities, Inc.	429	76,220
Avery Dennison Corp.	231	42,853
Axon Enterprise, Inc.(a)	218	105,420
Baker Hughes Co., Class A	2,957	165,710
Ball Corp.	765	43,506
Bank of America Corp.	20,420	1,086,344
Bank of New York Mellon Corp.(The)	2,022	242,478
Baxter International, Inc.	1,456	29,222
Becton Dickinson & Co.	845	171,941
Bentley Systems, Inc., Class B	463	16,261
Berkshire Hathaway, Inc., Class B(a)	4,010	1,926,925
Best Buy Co., Inc.	570	37,107
Biogen, Inc.(a)	417	75,014
BlackRock, Inc.(d)	429	480,025
Blackstone, Inc., NVS	2,143	305,206
Block, Inc.(a)	1,655	100,012
Bloom Energy Corp., Class A(a)	650	98,390
Boeing Co. (The)(a)	2,266	529,610
Booking Holdings, Inc.	95	475,175
Booz Allen Hamilton Holding Corp., Class A	397	35,103
Boston Scientific Corp.(a)	4,332	405,172
Bristol-Myers Squibb Co.	5,946	327,327
Broadcom, Inc.	13,051	4,323,796
Broadridge Financial Solutions, Inc.	356	70,171
Brown & Brown, Inc.	857	61,790
Brown-Forman Corp., Class B, NVS	532	14,561
Builders FirstSource, Inc.(a)	352	40,269
Bunge Global SA	417	47,488
Burlington Stores, Inc.(a)	172	50,888
BXP, Inc.	444	28,713
Cadence Design Systems, Inc.(a)	789	233,828
Capital One Financial Corp.	1,868	408,961
Cardinal Health, Inc.	698	149,986
Carlisle Companies, Inc.	133	45,338
Carlyle Group, Inc.(The)	618	36,326
Carnival Corp.(a)	3,099	93,032
Carrier Global Corp.	2,265	134,949
Carvana Co., Class A(a)(b)	360	144,400
Caterpillar, Inc.	1,370	900,583
Cboe Global Markets, Inc.	302	80,048
CBRE Group, Inc., Class A(a)	866	147,506
CDW Corp.	399	50,430
Cencora, Inc.	528	189,668
Centene Corp.(a)	1,472	63,767
CenterPoint Energy, Inc.	1,963	77,911
CF Industries Holdings, Inc.	489	45,589
CH Robinson Worldwide, Inc.	330	64,333
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Charles Schwab Corp.(The)	4,979	$517,418
Charter Communications, Inc., Class A(a)	237	48,850
Cheniere Energy, Inc.	648	137,065
Chevron Corp.	5,579	986,925
Chipotle Mexican Grill, Inc., Class A(a)	4,016	156,102
Chubb Ltd.	1,093	338,349
Church & Dwight Co., Inc.	709	68,241
Ciena Corp.(a)	413	103,998
Cigna Group(The)	790	216,547
Cincinnati Financial Corp.	449	72,240
Cintas Corp.	1,056	202,108
Cisco Systems, Inc.	11,500	900,680
Citigroup, Inc.	5,368	621,131
Citizens Financial Group, Inc.	1,288	81,118
Clorox Co.(The)	352	39,702
Cloudflare, Inc., Class A(a)	914	162,098
CME Group, Inc.	1,067	308,427
CMS Energy Corp.	924	66,057
Coca-Cola Co.(The)	11,914	891,286
Cognizant Technology Solutions Corp., Class A	1,402	115,048
Coinbase Global, Inc., Class A(a)	586	114,118
Colgate-Palmolive Co.	2,282	206,042
Comcast Corp., Class A	10,654	316,956
Comfort Systems USA, Inc.	103	117,636
ConocoPhillips Co.	3,657	381,169
Consolidated Edison, Inc.	1,045	111,428
Constellation Brands, Inc., Class A	426	66,754
Constellation Energy Corp.	906	254,296
Cooper Companies, Inc. (The)(a)	600	48,828
Copart, Inc.(a)	2,692	109,241
CoreWeave, Inc., Class A(a)(b)	503	46,875
Corning, Inc.	2,343	241,915
Corpay, Inc.(a)	194	61,038
Corteva, Inc.	2,002	145,746
CoStar Group, Inc.(a)	1,267	77,920
Costco Wholesale Corp.	1,289	1,211,982
Coterra Energy, Inc.	2,221	64,076
Credo Technology Group Holding Ltd.(a)	456	57,128
CRH PLC	1,944	237,965
Crowdstrike Holdings, Inc., Class A(a)	735	324,433
Crown Castle, Inc.	1,260	109,381
CSX Corp.	5,376	202,998
Cummins, Inc.	396	229,213
CVS Health Corp.	3,703	275,948
Danaher Corp.	1,854	405,822
Darden Restaurants, Inc.	353	70,371
Datadog, Inc., Class A(a)	871	112,638
Deckers Outdoor Corp.(a)	449	53,584
Deere & Co.	749	395,472
Dell Technologies, Inc., Class C	924	105,743
Delta Air Lines, Inc.	417	27,476
Devon Energy Corp.	1,656	66,588
Dexcom, Inc.(a)	1,136	82,973
Diamondback Energy, Inc.	571	93,615
Dick's Sporting Goods, Inc.	182	36,764
Digital Realty Trust, Inc.	1,007	167,112
DocuSign, Inc., Class A(a)	577	30,316
Dollar General Corp.	608	87,205
Dollar Tree, Inc.(a)	531	62,440
Dominion Energy, Inc.	2,492	149,944
Domino's Pizza, Inc.	100	41,033
DoorDash, Inc., Class A(a)	1,118	228,765
Security	Shares	Value
United States (continued)
Dover Corp.	385	$77,574
Dow, Inc.	2,079	57,276
DR Horton, Inc.	811	120,709
DraftKings, Inc., Class A (a)	1,193	32,819
DTE Energy Co.	594	79,822
Duke Energy Corp.	2,295	278,498
DuPont de Nemours, Inc.	1,202	52,792
Dynatrace, Inc.(a)	921	35,081
Eaton Corp. PLC	1,144	402,024
eBay, Inc.	1,377	125,610
EchoStar Corp., Class A(a)(b)	412	46,647
Ecolab, Inc.	745	210,083
Edison International	1,131	70,439
Edwards Lifesciences Corp.(a)	1,717	139,695
Electronic Arts, Inc.	696	141,928
Elevance Health, Inc.	659	227,843
Eli Lilly & Co.	2,340	2,426,931
EMCOR Group, Inc.	138	99,461
Emerson Electric Co.	1,620	238,075
Entegris, Inc.	448	52,895
Entergy Corp.	1,288	123,506
EOG Resources, Inc.	1,573	176,380
EQT Corp.	1,634	94,331
Equifax, Inc.	352	70,893
Equinix, Inc.	286	234,786
Equitable Holdings, Inc.	789	36,610
Equity LifeStyle Properties, Inc.	535	33,796
Equity Residential	1,037	64,626
Erie Indemnity Co., Class A, NVS	69	19,528
Essential Utilities, Inc.	768	29,791
Essex Property Trust, Inc.	180	45,337
Estee Lauder Companies, Inc. (The), Class A	682	78,621
Everest Group Ltd.	119	39,422
Evergy, Inc.	677	51,946
Eversource Energy	1,040	71,895
Exelon Corp.	2,979	133,400
Expand Energy Corp.	681	76,551
Expedia Group, Inc.	344	91,105
Expeditors International of Washington, Inc.	375	60,202
Extra Space Storage, Inc.	609	84,024
Exxon Mobil Corp.	12,397	1,752,936
F5, Inc.(a)	165	45,476
Fair Isaac Corp.(a)	72	105,348
Fastenal Co.	3,332	144,476
FedEx Corp.	642	206,884
Ferguson Enterprises, Inc.	581	146,679
Fidelity National Financial, Inc.	689	37,475
Fidelity National Information Services, Inc.	1,524	84,201
Fifth Third Bancorp	2,618	131,476
First Citizens BancShares, Inc./NC, Class A	26	53,809
First Solar, Inc.(a)	312	70,362
FirstEnergy Corp.	1,686	79,815
Fiserv, Inc.(a)	1,627	103,689
Flex Ltd.(a)	1,094	68,966
Flutter Entertainment PLC, Class DI(a)	503	83,070
Ford Motor Co.	11,074	153,707
Fortinet, Inc.(a)	1,920	156,019
Fortive Corp.	1,011	53,391
Fox Corp., Class A, NVS	665	48,399
Fox Corp., Class B	482	31,605
Freeport-McMoRan, Inc.	4,284	258,025
Gaming and Leisure Properties, Inc.	726	32,489

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Garmin Ltd.	487	$98,199
Gartner, Inc.(a)	217	45,485
GE HealthCare Technologies, Inc., NVS(a)	1,362	107,557
GE Vernova, Inc.	792	575,285
Gen Digital, Inc.	1,498	35,937
General Dynamics Corp.	655	229,964
General Electric Co.	3,075	943,379
General Mills, Inc.	1,547	71,564
General Motors Co.	2,815	236,460
Genuine Parts Co.	413	57,403
Gilead Sciences, Inc.	3,578	507,897
Global Payments, Inc.	741	53,159
GoDaddy, Inc., Class A(a)	422	42,419
Goldman Sachs Group, Inc.(The)	881	824,096
Graco, Inc.	477	41,656
Halliburton Co.	2,530	84,806
Hartford Insurance Group, Inc.(The)	845	114,126
HCA Healthcare, Inc.	479	233,881
Healthpeak Properties, Inc.	2,033	35,049
HEICO Corp.	116	38,386
HEICO Corp., Class A	239	60,847
Hershey Co.(The)	430	83,742
Hewlett Packard Enterprise Co.	3,847	82,787
Hilton Worldwide Holdings, Inc.	683	203,882
Hologic, Inc.(a)	709	53,125
Home Depot, Inc.(The)	2,910	1,090,057
Honeywell International, Inc.	1,841	418,864
Hormel Foods Corp.	839	20,648
Howmet Aerospace, Inc.	1,100	228,888
HP, Inc.	2,789	54,218
Hubbell, Inc., Class B	146	71,239
HubSpot, Inc.(a)	144	40,320
Humana, Inc.	353	68,906
Huntington Bancshares, Inc./Ohio	5,887	102,905
Hyatt Hotels Corp., Class A	138	21,579
IDEX Corp.	232	46,064
IDEXX Laboratories, Inc.(a)	229	153,535
Illinois Tool Works, Inc.	813	212,404
Illumina, Inc.(a)	447	64,730
Incyte Corp.(a)	515	51,536
Ingersoll Rand, Inc.	1,203	103,566
Insmed, Inc.(a)	619	97,103
Insulet Corp.(a)	199	50,906
Intel Corp.(a)	13,223	614,473
Interactive Brokers Group, Inc., Class A	1,268	94,948
Intercontinental Exchange, Inc.	1,665	289,344
International Business Machines Corp.	2,698	827,477
International Flavors & Fragrances, Inc.	709	49,495
International Paper Co.	1,443	58,182
Intuit, Inc.	809	403,626
Intuitive Surgical, Inc.(a)	1,036	522,372
Invitation Homes, Inc.	1,624	43,410
IonQ, Inc.(a)(b)	864	34,543
IQVIA Holdings, Inc.(a)	513	118,067
Iron Mountain, Inc.	884	81,443
J M Smucker Co.(The)	320	33,555
Jabil, Inc.	318	75,426
Jack Henry & Associates, Inc.	198	35,484
Jacobs Solutions, Inc., NVS	352	47,612
JB Hunt Transport Services, Inc.	232	47,031
Johnson & Johnson	7,013	1,593,704
Johnson Controls International PLC	1,869	222,897
Security	Shares	Value
United States (continued)
JPMorgan Chase & Co.	7,999	$2,446,814
Kenvue, Inc.	5,562	96,779
Keurig Dr Pepper, Inc.	3,795	104,135
KeyCorp	2,817	60,622
Keysight Technologies, Inc.(a)	514	111,194
Kimberly-Clark Corp.	979	97,890
Kimco Realty Corp.	2,029	42,771
Kinder Morgan, Inc.	5,790	176,537
KKR & Co., Inc.	1,800	205,668
KLA Corp.	386	551,185
Kraft Heinz Co.(The)	2,678	63,576
Kroger Co.(The)	1,823	114,576
L3Harris Technologies, Inc.	532	182,396
Labcorp Holdings, Inc.	228	61,907
Lam Research Corp.	3,635	848,627
Las Vegas Sands Corp.	904	47,668
Leidos Holdings, Inc.	353	66,463
Lennar Corp., Class A	642	70,203
Lennox International, Inc.	88	43,567
Liberty Media Corp./Liberty Formula One, Class C, NVS(a)	579	50,385
Linde PLC	1,355	619,194
Live Nation Entertainment, Inc.(a)	485	70,543
Lockheed Martin Corp.	610	386,874
Loews Corp.	546	57,641
Lowe's Companies, Inc.	1,632	435,842
LPL Financial Holdings, Inc.	232	84,564
Lululemon Athletica, Inc.(a)	321	56,014
LyondellBasell Industries NV, Class A	782	38,318
M&T Bank Corp.	468	103,695
Marathon Petroleum Corp.	908	159,981
Markel Group, Inc.(a)	35	71,422
Marriott International, Inc./MD, Class A	679	214,089
Marsh & McLennan Companies, Inc.	1,421	267,418
Martin Marietta Materials, Inc.	183	119,307
Marvell Technology, Inc.	2,475	195,327
Masco Corp.	644	42,562
Mastercard, Inc., Class A	2,480	1,336,199
McCormick & Co., Inc./MD, NVS	741	45,816
McDonald's Corp.	2,066	650,790
McKesson Corp.	365	303,392
Medtronic PLC	3,739	384,967
MercadoLibre, Inc.(a)	134	287,804
Merck & Co., Inc.	7,223	796,480
Meta Platforms, Inc., Class A	6,312	4,522,548
MetLife, Inc.	1,627	128,338
Mettler-Toledo International, Inc.(a)	63	86,514
Microchip Technology, Inc.	1,595	121,092
Micron Technology, Inc.	3,261	1,352,924
Microsoft Corp.	20,543	8,839,447
Mid-America Apartment Communities, Inc.	320	42,976
Mondelez International, Inc., Class A	3,774	220,666
MongoDB, Inc., Class A(a)	230	85,406
Monolithic Power Systems, Inc.	142	159,629
Monster Beverage Corp.(a)	2,129	171,938
Moody's Corp.	477	245,922
Morgan Stanley	3,509	641,445
Motorola Solutions, Inc.	482	194,024
MSCI, Inc., Class A	232	141,339
Nasdaq, Inc.	1,279	123,922
Natera, Inc.(a)	365	84,366
NetApp, Inc.	574	55,305
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Netflix, Inc.(a)	12,332	$1,029,599
Neurocrine Biosciences, Inc.(a)	265	36,056
Newmont Corp.	3,215	361,205
News Corp., Class A, NVS	1,109	29,976
NextEra Energy, Inc.	6,016	528,806
Nike, Inc., Class B	3,408	210,648
NiSource, Inc.	1,340	59,349
Nordson Corp.	155	42,552
Norfolk Southern Corp.	643	187,267
Northern Trust Corp.	561	83,830
Northrop Grumman Corp.	396	274,135
NRG Energy, Inc.	560	85,473
Nucor Corp.	679	120,672
Nutanix, Inc., Class A(a)(b)	734	28,868
Nvidia Corp.	70,691	13,511,171
NVR, Inc.(a)	7	53,450
NXP Semiconductors NV	743	168,022
O'Reilly Automotive, Inc.(a)	2,518	247,796
Occidental Petroleum Corp.	2,047	92,913
Okta, Inc.(a)	499	42,156
Old Dominion Freight Line, Inc.	568	98,378
Omaha Public Power District Nebraska City Station Unit 2, Class A(a)(b)	324	25,797
Omnicom Group, Inc.	935	72,032
ON Semiconductor Corp.(a)	1,108	66,358
ONEOK, Inc.	1,796	142,225
Oracle Corp.	4,955	815,494
Otis Worldwide Corp.	1,124	96,012
PACCAR, Inc.	1,507	185,225
Packaging Corp. of America	254	56,528
Palantir Technologies, Inc., Class A(a)	6,610	968,960
Palo Alto Networks, Inc.(a)	1,933	342,083
Parker-Hannifin Corp.	366	342,517
Paychex, Inc.	946	97,561
Paycom Software, Inc.	165	22,234
PayPal Holdings, Inc.	2,672	140,788
Pentair PLC	482	50,788
PepsiCo, Inc.	3,981	611,601
Pfizer, Inc.	16,700	441,548
PG&E Corp.	6,399	98,673
Philip Morris International, Inc.	4,552	816,811
Phillips 66	1,207	173,277
Pinnacle Financial Partners, Inc.	437	41,554
Pinterest, Inc., Class A(a)(b)	1,766	39,082
PNC Financial Services Group, Inc.(The)	1,159	258,805
PPG Industries, Inc.	677	78,282
PPL Corp.	2,082	75,472
Principal Financial Group, Inc.	662	62,705
Procter & Gamble Co.(The)	6,831	1,036,741
Progressive Corp.(The)	1,719	357,552
Prologis, Inc.	2,709	353,687
Prudential Financial, Inc.	1,004	111,554
PTC, Inc.(a)	363	56,675
Public Service Enterprise Group, Inc.	1,465	120,657
Public Storage	453	125,114
PulteGroup, Inc.	555	69,425
Pure Storage, Inc., Class A(a)	902	62,725
Qnity Electronics, Inc.	601	57,804
QUALCOMM, Inc.	3,108	471,142
Quanta Services, Inc.	441	209,312
Quest Diagnostics, Inc.	310	57,979
Raymond James Financial, Inc.	563	93,379
Security	Shares	Value
United States (continued)
Realty Income Corp.	2,673	$163,481
Reddit, Inc., Class A(a)	304	54,802
Regency Centers Corp.	461	33,593
Regeneron Pharmaceuticals, Inc.	302	223,918
Regions Financial Corp.	2,511	71,563
Reliance, Inc.	143	47,118
Republic Services, Inc., Class A	650	139,808
ResMed, Inc.	417	107,715
Rivian Automotive, Inc., Class A(a)(b)	2,291	33,792
Robinhood Markets, Inc., Class A(a)	2,146	213,484
ROBLOX Corp., Class A(a)	1,658	109,030
Rocket Cos. Inc, Class A	2,662	47,730
Rocket Lab Corp.(a)(b)	1,260	100,888
Rockwell Automation, Inc.	321	135,350
Rollins, Inc.	875	55,422
Roper Technologies, Inc.	312	115,824
Ross Stores, Inc.	976	184,122
Royal Caribbean Cruises Ltd.	745	241,864
Royalty Pharma PLC, Class A	1,188	49,516
RPM International, Inc.	384	41,073
RTX Corp.	3,881	779,809
S&P Global, Inc.	913	481,872
Salesforce, Inc.	2,769	587,831
Samsara, Inc., Class A(a)	814	22,833
SBA Communications Corp., Class A	304	55,969
Seagate Technology Holdings PLC	608	247,876
Sempra	1,921	167,146
ServiceNow, Inc.(a)	3,025	353,955
Sherwin-Williams Co.(The)	693	245,766
Simon Property Group, Inc.	966	184,805
SLB Ltd.	4,378	211,808
Smurfit WestRock PLC	1,505	62,653
Snap, Inc., Class A, NVS(a)	3,017	20,908
Snap-on, Inc.	144	52,720
Snowflake, Inc.(a)(b)	931	179,404
SoFi Technologies, Inc.(a)	3,228	73,631
Solventum Corp.(a)	405	31,173
Southern Co.(The)	3,216	287,221
SS&C Technologies Holdings, Inc.	644	52,737
Starbucks Corp.	3,301	303,527
State Street Corp.	863	112,932
Steel Dynamics, Inc.	385	69,134
STERIS PLC	287	75,366
Strategy, Inc., Class A(a)(b)	762	114,079
Stryker Corp.	995	367,712
Sun Communities, Inc.	393	50,080
Super Micro Computer, Inc.(a)	1,499	43,636
Synchrony Financial	1,131	82,145
Synopsys, Inc.(a)	545	253,488
Sysco Corp.	1,429	119,822
T-Mobile U.S., Inc.	1,492	294,237
T Rowe Price Group, Inc.	644	68,058
Take-Two Interactive Software, Inc.(a)	543	119,623
Tapestry, Inc.	607	77,034
Targa Resources Corp.	614	123,402
Target Corp.	1,356	143,017
TE Connectivity PLC, NVS	858	191,145
Teledyne Technologies, Inc.(a)	132	81,880
Teradyne, Inc.	468	112,811
Tesla, Inc.(a)	8,222	3,538,831
Texas Instruments, Inc.	2,655	572,285
Texas Pacific Land Corp.	177	61,660

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Textron, Inc.	474	$41,740
Thermo Fisher Scientific, Inc.	1,093	632,421
TJX Companies, Inc.(The)	3,244	485,984
Toast, Inc., Class A(a)	1,240	38,576
Tractor Supply Co.	1,500	76,320
Trade Desk, Inc. (The), Class A(a)	1,301	39,459
Tradeweb Markets, Inc., Class A	319	32,879
Trane Technologies PLC	648	272,536
TransDigm Group, Inc.	164	234,117
TransUnion	598	47,254
Travelers Companies, Inc.(The)	642	182,655
Trimble, Inc.(a)	741	50,092
Truist Financial Corp.	3,775	194,110
Twilio, Inc., Class A(a)	422	50,834
Tyler Technologies, Inc.(a)	122	45,067
Tyson Foods, Inc., Class A	797	52,068
U.S. Bancorp	4,543	254,908
Uber Technologies, Inc.(a)	5,801	464,370
UDR, Inc.	911	33,844
Ulta Beauty, Inc.(a)	138	89,336
Union Pacific Corp.	1,708	401,551
United Airlines Holdings, Inc.(a)	239	24,454
United Parcel Service, Inc., Class B	2,102	223,274
United Rentals, Inc.	190	148,591
United Therapeutics Corp.(a)	133	62,442
UnitedHealth Group, Inc.	2,621	752,044
Universal Health Services, Inc., Class B	184	37,032
Valero Energy Corp.	883	160,203
Veeva Systems, Inc., Class A(a)	447	91,152
Ventas, Inc.	1,301	101,049
Veralto Corp.	748	74,037
VeriSign, Inc.	236	57,638
Verisk Analytics, Inc., Class A	410	89,159
Verizon Communications, Inc.	12,159	541,319
Vertex Pharmaceuticals, Inc.(a)	755	354,774
Vertiv Holdings Co., Class A	1,043	194,186
VICI Properties, Inc., Class A	2,987	83,875
Visa, Inc., Class A	4,942	1,590,484
Vistra Corp.	1,013	160,409
Vulcan Materials Co.	384	115,407
W R Berkley Corp.	874	59,939
Walmart, Inc.	12,757	1,519,869
Walt Disney Co.(The)	5,262	593,554
Warner Bros Discovery, Inc.(a)	6,776	186,611
Waste Management, Inc.	1,159	257,576
Waters Corp.(a)	174	64,505
Watsco, Inc.	100	38,645
WEC Energy Group, Inc.	904	100,046
Wells Fargo & Co.	9,304	841,919
Welltower, Inc.	1,902	358,261
West Pharmaceutical Services, Inc.	213	49,229
Western Digital Corp.	994	248,729
Westinghouse Air Brake Technologies Corp.	518	119,213
Weyerhaeuser Co.	2,179	56,175
Williams Companies, Inc.(The)	3,618	243,347
Williams-Sonoma, Inc.	347	71,014
Willis Towers Watson PLC	280	88,892
Workday, Inc., Class A(a)	611	107,310
WP Carey, Inc.	596	41,571
WW Grainger, Inc.	134	144,712
Xcel Energy, Inc.	1,717	130,595
Xylem, Inc./New York	711	98,026
Security	Shares	Value
United States (continued)
Yum! Brands, Inc.	793	$123,311
Zebra Technologies Corp., Class A(a)	142	33,367
Zillow Group, Inc., Class C, NVS(a)	528	33,280
Zimmer Biomet Holdings, Inc.	579	50,414
Zoetis, Inc.	1,285	160,394
Zoom Video Communications, Inc., Class A(a)	759	69,904
Zscaler, Inc.(a)	302	60,403
		175,365,553
Total Common Stocks — 99.6% (Cost: $177,910,776)		232,030,143
Preferred Stocks
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	165	17,019
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	318	15,475
Henkel AG & Co. KGaA, Preference Shares, NVS	514	45,156
Porsche Automobil Holding SE, Preference Shares, NVS	449	19,211
Sartorius AG, Preference Shares, NVS	76	21,241
Volkswagen AG, Preference Shares, NVS	594	72,055
		190,157
Total Preferred Stocks — 0.1% (Cost: $351,110)		190,157
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/19/26)(a)	464	255
Total Rights — 0.0% (Cost: $249)		255
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)(e)	72	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $178,262,135)		232,220,555
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(f)(g)	1,035,096	1,035,614
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(f)	350,000	$350,000
Total Short-Term Securities — 0.6% (Cost: $1,385,614)		1,385,614
Total Investments — 100.3% (Cost: $179,647,749)		233,606,169
Liabilities in Excess of Other Assets — (0.3)%		(660,913)
Net Assets — 100.0%		$232,945,256

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,534,766	$—	$(499,329)(a)	$177	$—	$1,035,614	1,035,096	$1,803 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	280,000	70,000 (a)	—	—	—	350,000	350,000	5,230	—
BlackRock, Inc.	503,235	—	(31,268)	8,418	(360)	480,025	429	4,606	—
				$8,595	$(360)	$1,865,639		$11,639	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	4	03/20/26	$282	$526
S&P 500 E-Mini Index	1	03/20/26	348	(61)
				$465

2026 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$526	$—	$—	$—	$526
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$61	$—	$—	$—	$61

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$52,436	$—	$—	$—	$52,436
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(12,411)	$—	$—	$—	$(12,411)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$487,074
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$185,006,368	$47,023,775	$—	$232,030,143
Preferred Stocks	—	190,157	—	190,157
Rights	255	—	—	255
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,385,614	—	—	1,385,614
	$186,392,237	$47,213,932	$—	$233,606,169
Derivative Financial Instruments(a)
Assets
Equity Contracts	$526	$—	$—	$526
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® MSCI Kokusai ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(61)	$—	$—	$(61)
	$465	$—	$—	$465

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	iShares Low Carbon Optimized MSCI ACWI ETF	iShares MSCI ACWI ETF	iShares MSCI Kokusai ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,023,845,151	$26,900,611,055	$231,740,530
Investments, at value—affiliated(c)	7,924,926	179,840,690	1,865,639
Cash	1,437	3,602,982	—
Cash pledged for futures contracts	115,000	3,957,000	26,000
Foreign currency collateral pledged for futures contracts(d)	—	—	24,892
Foreign currency, at value(e)	1,025,371	32,925,364	203,865
Receivables:
Investments sold	—	19,784,602	45,634
Securities lending income—affiliated	2,748	68,406	223
Capital shares sold	—	20,598,176	—
Dividends—unaffiliated	756,147	16,683,285	130,969
Dividends—affiliated	4,055	77,998	936
Tax reclaims	456,957	8,286,936	55,376
Variation margin on futures contracts	—	—	1,667
Foreign withholding tax claims	11,034	147,354	—
Total assets	1,034,142,826	27,186,583,848	234,095,731
LIABILITIES
Bank overdraft	—	—	194
Collateral on securities loaned, at value	5,028,858	97,949,048	1,042,722
Payables:
Investments purchased	—	35,199,147	57,966
Deferred foreign capital gain tax	373,291	18,732,967	—
Investment advisory fees	172,657	6,710,186	49,242
Professional fees	16,907	36,286	351
Variation margin on futures contracts	17,125	532,444	—
Total liabilities	5,608,838	159,160,078	1,150,475
Commitments and contingent liabilities
NET ASSETS	$1,028,533,988	$27,027,423,770	$232,945,256
NET ASSETS CONSIST OF
Paid-in capital	$709,376,296	$18,644,257,467	$207,519,467
Accumulated earnings	319,157,692	8,383,166,303	25,425,789
NET ASSETS	$1,028,533,988	$27,027,423,770	$232,945,256
NET ASSET VALUE
Shares outstanding	4,350,000	185,800,000	1,650,000
Net asset value	$236.44	$145.47	$141.18
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$690,290,014	$17,187,852,780	$177,885,113
(b) Securities loaned, at value	$4,508,591	$89,694,415	$976,084
(c) Investments, at cost—affiliated	$7,519,130	$163,745,210	$1,762,636
(d) Foreign currency collateral pledged, at cost	$—	$—	$25,629
(e) Foreign currency, at cost	$992,551	$32,535,277	$197,474
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	iShares Low Carbon Optimized MSCI ACWI ETF	iShares MSCI ACWI ETF	iShares MSCI Kokusai ETF
INVESTMENT INCOME
Dividends—unaffiliated	$7,440,508	$171,704,788	$1,546,445
Dividends—affiliated	51,607	932,456	9,836
Interest—unaffiliated	4,408	92,086	888
Securities lending income—affiliated—net	21,026	551,220	1,803
Other income—unaffiliated	13,044	108,899	190
Foreign taxes withheld	(314,313)	(6,954,906)	(36,757)
Foreign withholding tax claims	123,202	809,952	3,342
Total investment income	7,339,482	167,244,495	1,525,747
EXPENSES
Investment advisory	1,025,142	36,555,331	289,302
Professional	14,346	33,138	353
Commitment costs	1,926	20,439	—
Interest expense	1,026	—	—
Total expenses	1,042,440	36,608,908	289,655
Less:
Investment advisory fees waived	—	(101,403)	—
Total expenses after fees waived	1,042,440	36,507,505	289,655
Net investment income	6,297,042	130,736,990	1,236,092
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	3,885,848	(48,773,323)	(503,857)
Investments—affiliated	(1,779)	(10,521)	177
Foreign currency transactions	(39,347)	269,664	2,979
Futures contracts	274,258	5,950,813	52,436
In-kind redemptions—unaffiliated(b)	66,908,306	304,568,709	3,909,784
In-kind redemptions—affiliated(b)	126,776	645,105	8,418
	71,154,062	262,650,447	3,469,937
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	42,020,857	2,478,146,066	19,690,500
Investments—affiliated	(88,049)	49,690	(360)
Foreign currency translations	85,090	935,909	10,241
Futures contracts	(8,343)	(212,086)	(12,411)
	42,009,555	2,478,919,579	19,687,970
Net realized and unrealized gain	113,163,617	2,741,570,026	23,157,907
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,460,659	$2,872,307,016	$24,393,999
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(139,286)	$(701,470)	$—
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of reduction in deferred foreign capital gain tax of	$187,893	$12,134	$—
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Low Carbon Optimized MSCI ACWI ETF		iShares MSCI ACWI ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,297,042	$16,210,109	$130,736,990	$305,883,152
Net realized gain	71,154,062	42,206,240	262,650,447	184,901,845
Net change in unrealized appreciation (depreciation)	42,009,555	92,222,723	2,478,919,579	2,614,789,193
Net increase in net assets resulting from operations	119,460,659	150,639,072	2,872,307,016	3,105,574,190
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,538,128)(b)	(19,589,739)	(213,706,208)(b)	(339,217,660)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(101,252,532)	(68,934,760)	2,332,429,439	1,050,243,957
NET ASSETS
Total increase in net assets	3,669,999	62,114,573	4,991,030,247	3,816,600,487
Beginning of period	1,024,863,989	962,749,416	22,036,393,523	18,219,793,036
End of period	$1,028,533,988	$1,024,863,989	$27,027,423,770	$22,036,393,523

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares MSCI Kokusai ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,236,092	$3,268,357
Net realized gain	3,469,937	14,862,030
Net change in unrealized appreciation (depreciation)	19,687,970	16,654,699
Net increase in net assets resulting from operations	24,393,999	34,785,086
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,593,380)(b)	(3,368,734)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(13,520,641)	(70,197,700)
NET ASSETS
Total increase (decrease) in net assets	9,279,978	(38,781,348)
Beginning of period	223,665,278	262,446,626
End of period	$232,945,256	$223,665,278

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Low Carbon Optimized MSCI ACWI ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$213.51	$186.94	$161.66	$146.34	$167.23	$127.09
Net investment income(a)	1.41 (b)	3.25 (b)	3.04 (b)	2.86 (b)	2.83	2.49
Net realized and unrealized gain (loss)(c)	24.90	27.29	25.57	15.18	(20.67)	39.88
Net increase (decrease) from investment operations	26.31	30.54	28.61	18.04	(17.84)	42.37
Distributions from net investment income(d)	(3.38)(e)	(3.97)	(3.33)	(2.72)	(3.05)	(2.23)
Net asset value, end of period	$236.44	$213.51	$186.94	$161.66	$146.34	$167.23
Total Return(f)
Based on net asset value	12.39%(b)(g)	16.46%(b)	17.91%(b)	12.50%(b)	(10.78)%	33.48%
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.23%(b)(i)	1.65%(b)	1.81%(b)	1.97%(b)	1.76%	1.64%
Supplemental Data
Net assets, end of period (000)	$1,028,534	$1,024,864	$962,749	$897,208	$907,313	$861,219
Portfolio turnover rate(j)	10%	21%	24%	19%	20%	12%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,
2026, for the year ended July 31,2025, July 31,2024 and July 31, 2023 respectively:
• Net investment income per share by $0.02, $0.03, $0.01 and $0.01.
• Total return by 0.01%, 0.01%, 0.01% and 0.00%.
• Ratio of net investment income to average net assets by 0.02%, 0.02%, 0.01% and 0.00%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$129.93	$114.16	$99.29	$89.65	$101.96	$77.73
Net investment income(a)	0.77 (b)	1.85 (b)	1.75 (b)	1.72 (b)	1.72 (b)	1.42
Net realized and unrealized gain (loss)(c)	16.01	15.95	15.02	9.55	(12.09)	24.22
Net increase (decrease) from investment operations	16.78	17.80	16.77	11.27	(10.37)	25.64
Distributions from net investment income(d)	(1.24)(e)	(2.03)	(1.90)	(1.63)	(1.94)	(1.41)
Net asset value, end of period	$145.47	$129.93	$114.16	$99.29	$89.65	$101.96
Total Return(f)
Based on net asset value	12.95%(b)(g)	15.70%(b)	17.06%(b)	12.75%(b)	(10.30)%(b)	33.14%
Ratios to Average Net Assets(h)
Total expenses	0.31%(i)	0.32%	0.32%	0.32%	0.32%	0.32%
Total expenses after fees waived	0.31%(i)	0.32%	0.32%	0.32%	0.32%	0.31%
Total expenses excluding professional fees for foreign withholding tax claims	0.31%(i)	0.31%	0.32%	0.32%	0.32%	0.32%
Net investment income	1.09%(b)(i)	1.55%(b)	1.70%(b)	1.93%(b)	1.77%(b)	1.55%
Supplemental Data
Net assets, end of period (000)	$27,027,424	$22,036,394	$18,219,793	$18,429,130	$18,127,377	$16,965,824
Portfolio turnover rate(j)	2%	3%	4%	5%	5%	6%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31,
2026, for the year ended July 31, 2025, July 31, 2024, July 31, 2023 and July 31, 2022 respectively:
• Net investment income per share by $0.00, $0.01, $0.03, $0.01 and $0.02..
• Total return by 0.01%, 0.01%, 0.03%, 0.01% and 0.02%..
• Ratio of net investment income to average net assets by 0.01%, 0.01%, 0.03%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21
Net asset value, beginning of period	$127.81	$111.68	$95.51	$85.77	$96.92	$72.42
Net investment income(a)	0.73	1.73 (b)	1.97 (b)	1.60 (b)	1.32 (b)	1.31
Net realized and unrealized gain (loss)(c)	13.61	16.33	16.18	9.80	(9.44)	24.61
Net increase (decrease) from investment operations	14.34	18.06	18.15	11.40	(8.12)	25.92
Distributions from net investment income(d)	(0.97)(e)	(1.93)	(1.98)	(1.66)	(3.03)	(1.42)
Net asset value, end of period	$141.18	$127.81	$111.68	$95.51	$85.77	$96.92
Total Return(f)
Based on net asset value	11.24%(g)	16.27%(b)	19.20%(b)	13.50%(b)	(8.46)%(b)	36.01%
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.25%	0.28%	0.26%	0.25%	0.25%
Total expenses excluding professional fees for foreign withholding tax claims	0.25%(i)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.07%(i)	1.47%(b)	1.97%(b)	1.87%(b)	1.39%(b)	1.53%
Supplemental Data
Net assets, end of period (000)	$232,945	$223,665	$262,447	$200,579	$167,244	$484,592
Portfolio turnover rate(j)	1%	3%	4%	3%	9%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2025, July 31,
2024, July 31,2023 and July 31, 2022 respectively:
• Net investment income per share by $0.01, $0.22, $0.07 and $0.03.
• Total return by 0.02, 0.19%, 0.08% and 0.08%.
• Ratio of net investment income to average net assets by 0.01%, 0.22%, 0.08% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Low Carbon Optimized MSCI ACWI(a)	Diversified
MSCI ACWI	Diversified
MSCI Kokusai	Diversified

(a)	Formerly the iShares MSCI ACWI Low Carbon Target ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Low Carbon Optimized MSCI ACWI
BNP Paribas SA	$251,874	$(251,874)	$—	$—
BofA Securities, Inc.	346,710	(346,710)	—	—
Citigroup Global Markets, Inc.	1,794,891	(1,794,891)	—	—
Deutsche Bank Securities, Inc.	3,397	(3,397)	—	—
Goldman Sachs & Co. LLC	1,182,239	(1,182,239)	—	—
J.P. Morgan Securities LLC	691,793	(691,793)	—	—
Morgan Stanley & Co. LLC	22,992	(22,992)	—	—
Wells Fargo Securities LLC	214,695	(214,695)	—	—
	$4,508,591	$(4,508,591)	$—	$—

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
MSCI ACWI
Barclays Capital, Inc.	$277,512	$(277,512)	$—	$—
BNP Paribas SA	161,590	(161,590)	—	—
BofA Securities, Inc.	10,189,982	(10,189,982)	—	—
Citadel Clearing LLC	12,606	(12,606)	—	—
Citigroup Global Markets, Inc.	12,747,722	(12,747,722)	—	—
Citigroup Global Markets, Ltd.	690,244	(690,244)	—	—
Goldman Sachs & Co. LLC	12,135,223	(12,135,223)	—	—
Goldman Sachs International	7,665,067	(7,665,067)	—	—
J.P. Morgan Securities LLC	8,258,466	(8,258,466)	—	—
J.P. Morgan Securities PLC	279,830	(279,830)	—	—
Jefferies LLC	2,789,084	(2,789,084)	—	—
Macquarie Bank Ltd.	275,730	(275,730)	—	—
Morgan Stanley	14,744,755	(14,744,755)	—	—
Morgan Stanley	—	—	—	—
Morgan Stanley & Co. International PLC	—	—	—	—
National Financial Services LLC	5,438,394	(5,438,394)	—	—
Nomura Securities International, Inc.	417,603	(417,603)	—	—
State Street Bank & Trust Co.	656,144	(656,144)	—	—
Toronto-Dominion Bank	27,512	(27,512)	—	—
UBS AG	6,596,573	(6,596,573)	—	—
UBS Securities LLC	2,956,428	(2,956,428)	—	—
Wells Fargo Bank N.A.	18,182	(18,182)	—	—
Wells Fargo Securities LLC	3,355,768	(3,355,768)	—	—
	$89,694,415	$(89,694,415)	$—	$—
MSCI Kokusai
Barclays Bank PLC	$120,333	$(120,333)	$—	$—
BofA Securities, Inc.	101,421	(101,421)	—	—
Citadel Clearing LLC	10,325	(10,325)	—	—
Citigroup Global Markets, Inc.	77,021	(77,021)	—	—
Goldman Sachs & Co. LLC	239,912	(239,912)	—	—
J.P. Morgan Securities LLC	345,764	(345,764)	—	—
Morgan Stanley	27,947	(27,947)	—	—
Wells Fargo Bank N.A.	26,271	(26,271)	—	—
Wells Fargo Securities LLC	27,090	(27,090)	—	—
	$976,084	$(976,084)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Low Carbon Optimized MSCI ACWI	0.20%
MSCI Kokusai	0.25
For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).  The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares MSCI ACWI ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
MSCI ACWI	$101,403
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI Kokusai ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Low Carbon Optimized MSCI ACWI ETF and iShares MSCI ACWI ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specific threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Low Carbon Optimized MSCI ACWI	$6,044
MSCI ACWI	143,143
MSCI Kokusai	671
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended January 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Low Carbon Optimized MSCI ACWI	$31,485,440	$28,379,543	$(475,476)
MSCI ACWI	56,842,530	57,030,679	(13,040,472)
MSCI Kokusai	554,685	412,868	(189,772)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Low Carbon Optimized MSCI ACWI	$100,124,739	$115,936,633
MSCI ACWI	667,800,210	377,649,637
MSCI Kokusai	2,621,204	3,481,553
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
For the six months ended January 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Low Carbon Optimized MSCI ACWI	$48,877,173	$141,202,846
MSCI ACWI	2,504,147,845	553,612,885
MSCI Kokusai	—	13,020,349
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Low Carbon Optimized MSCI ACWI	$(75,318,632)
MSCI ACWI	(1,431,268,102)
MSCI Kokusai	(31,612,241)

(a)	Amounts available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Low Carbon Optimized MSCI ACWI	$705,006,403	$364,469,508	$(37,672,073)	$326,797,435
MSCI ACWI	17,483,516,976	10,541,015,326	(943,191,793)	9,597,823,533
MSCI Kokusai	180,022,575	70,698,426	(17,114,367)	53,584,059
9. LINE OF CREDIT
The iShares Low Carbon Optimized MSCI ACWI ETF and iShares MSCI ACWI ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended January 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Low Carbon Optimized MSCI ACWI	$3,000,000	$32,609	5.09%

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 01/31/26		Year Ended 07/31/25
iShares ETF	Shares	Amount	Shares	Amount
Low Carbon Optimized MSCI ACWI
Shares sold	250,000	$56,794,013	—	$28,796
Shares redeemed	(700,000)	(158,046,545)	(350,000)	(68,963,556)
	(450,000)	$(101,252,532)	(350,000)	$(68,934,760)
MSCI ACWI
Shares sold	20,600,000	$2,916,507,223	16,000,000	$1,814,022,740
Shares redeemed	(4,400,000)	(584,077,784)	(6,000,000)	(763,778,783)
	16,200,000	$2,332,429,439	10,000,000	$1,050,243,957
MSCI Kokusai
Shares sold	—	$1	—	$—
Shares redeemed	(100,000)	(13,520,642)	(600,000)	(70,197,700)
	(100,000)	$(13,520,641)	(600,000)	$(70,197,700)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares Low Carbon Optimized MSCI ACWI ETF and iShares MSCI ACWI ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations

2026 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Funds, as of January 31, 2026, are $4,343 or $0.00 per share and $142,124 or $0.00 per share, respectively.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2026 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc.,  nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: March 23, 2026